UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:              811-04852

Victory Portfolios

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

June 30, 2023
Annual Report
Victory Integrity Discovery Fund
Victory Integrity Mid-Cap Value Fund
Victory Integrity Small-Cap Value Fund
Victory Integrity Small/Mid-Cap Value Fund
Victory Munder Multi-Cap Fund
Victory S&P 500 Index Fund
Victory Munder Mid-Cap Core Growth Fund
Victory Trivalent International Fund — Core Equity
Victory Trivalent International Small-Cap Fund
Victory INCORE Total Return Bond Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary / Investment Overview (Unaudited) 11
Investment Objectives and Portfolio Holdings (Unaudited) 25
Schedules of Portfolio Investments
Victory Integrity Discovery Fund
35
Victory Integrity Mid-Cap Value Fund
38
Victory Integrity Small-Cap Value Fund
41
Victory Integrity Small/Mid-Cap Value Fund
44
Victory Munder Multi-Cap Fund
47
Victory S&P 500 Index Fund
50
Victory Munder Mid-Cap Core Growth Fund
59
Victory Trivalent International Fund — Core Equity
61
Victory Trivalent International Small-Cap Fund
72
Victory INCORE Total Return Bond Fund
81
Financial Statements
Statements of Assets and Liabilities
89
Statements of Operations
93
Statements of Changes in Net Assets
97
Financial Highlights
110
Notes to Financial Statements 153
Report of Independent Registered Public Accounting Firm 168
Supplemental Information (Unaudited) 169
Trustee and Officer Information
169
Proxy Voting and Portfolio Holdings Information
171
Expense Examples
171
Additional Federal Income Tax Information
173
Liquidity Risk Management Program
174
Privacy Policy (inside back cover)

Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Our annual reporting period for the 12 months ended June 30, 2023, has been a tale of two markets. The dichotomy has been nothing short of remarkable.
Think back to the latter half of 2022. This was a very difficult time for investors, marked by an array of challenges that punished both bond and stock markets. The U.S. Federal Reserve (the “Fed”) was in the midst of a series of rate hikes—more aggressive than many investors had ever experienced. Inflation was raging and conjuring up memories of the 1970s. And if that wasn’t enough, a terrible war was taking place in Eastern Europe, while tensions between the world’s two largest economic powers, the
United States and China, were also on the rise.
It was not exactly a constructive environment for investors, and all of these issues created headwinds for both stocks and bonds.
It’s not often that stocks and bonds decline in tandem, and the traditional diversified portfolio of 60% equities/40% fixed income was suffering through one of its worst periods on record.
But when the calendar year flipped, so did the markets. During the first six months of 2023, financial markets exhibited greater stability and less volatility. Equities (including domestic, international and emerging markets) regained their footing and rebounded. In the United States, some of the most beaten-down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
The market’s resiliency and strong rebound during the first two quarters of 2023 surprised many pundits. After all, there were ample challenges that could have undermined this rally, including unusual turmoil within the banking sector in March 2023 that resulted in the collapse of a few regional banks. Naturally, this ratcheted up volatility for a spell, but the Fed took the necessary steps to restore confidence in the banking sector and avoided a wider contagion. It also helped that the Fed paused its rate hikes as inflation data finally cooled.
Through all the ups and downs in these two very different environments, the S&P 500
®
Index, the most widely followed index
representing the domestic stock market, managed to deliver an impressive total return of more than 19% for our annual reporting period ended June 30, 2023. The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—was basically unchanged during the same period at 0.94% (despite the volatility).
We don’t deny that this past annual reporting period was difficult. We realize that the bouts of stomach-churning volatility can take a toll on investors’ psyche. But even when markets snap back sharply as they have, investors often wonder if they have missed an opportunity. This reminds us of two enduring realities: 1) financial markets are dynamic and apt to change abruptly; 2)
it’s vital to remain calm and rational whenever faced with those inevitable times of turmoil.
Fortunately, we think that investors can take comfort knowing that all our Victory Capital independent investment franchises have experience managing portfolios through a variety of market environments. Our investment professionals remain calm during turbulent financial markets, and we think it’s imperative that investors do the same.
Of course, there are still uncertainties ahead. For example, is the Fed finished with its rate hikes? Will the impact of tighter lending standards ultimately result in slower growth and lower corporate profits? Is there another banking crisis lurking? Nobody really knows what the future will bring. That’s why we continue to advocate for a long-term plan, a well-diversified portfolio across asset classes and investment types, and a clear understanding of individual risk tolerances. These, in our opinion, are the key ingredients for staying the course and progressing on investment goals.

On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 (800-235-8396 for
Member Class) or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

Victory Integrity Discovery Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
U.S. equity markets ended 2022 with losses driven by aggressive interest rates to curb inflation, recession fears, the Russia-
Ukraine war, and rising concerns over COVID-19 cases in China. The same headlines persisted as the calendar turned to 2023.
In March, enhanced volatility entered the market as a sudden and unexpected bank crisis unfolded. Equities mounted a comeback in the latter part of March after the month began with the failure of two regional banks, a forced takeover of Credit Suisse, and a flight of deposits from smaller banks to big institutions. The U.S. government’s backstop of the deposits of the two failed regional banks and the setup of a special lending facility for other banks helped stem the crisis. Equity markets rallied throughout the second quarter of 2023 despite inflation that persisted and the U.S. Federal Reserve’s expectation to keep rates higher for longer.
From a market capitalization perspective, micro-cap equities underperformed their small-, mid- and large-cap peers.
The top-performing sectors within the Russell Microcap Value
®
Index (the “Index”) were Energy and Industrials, while Consumer
Staples, Utilities, and Financials were the weakest-performing sectors. Micro-cap value stocks underperformed micro-cap growth stocks.
How did Victory Integrity Discovery Opportunity Fund (the “Fund”) perform during the reporting period?
The Fund returned 6.11% (Class A at net asset value) for the fiscal year ended June 30, 2023, outperforming the Index, which returned 2.86% for the period.
What strategies did you employ during the reporting period?
Security selection in the Technology, Industrials, and Consumer Discretionary sectors were the prominent contributors to Fund performance. Security selection in the Financials, Health Care, and Energy sectors hurt Fund performance.  Sector weights were positive contributors to Fund performance relative to the Index largely due to our overweight in the Industrials sector and our underweight positions in the Consumer Staples and Financials sectors. The Fund holdings on average had a larger beta and lower volatility than the Index, and both were tailwinds.
After benefitting from a return to value in the aftermath of the pandemic, the Fund has had to navigate in an environment where growth has outperformed value. Market sentiment suggests it’s back to a zero interest rate policy (“ZIRP”), which has benefitted the technology-heavy Nasdaq-100
®
Index.
In the fourth quarter of 2022, we rebalanced the Fund’s portfolio, attempting to strike a more barbell approach. We took some profits in our outperformers and reinvested in our laggards. Entering 2023, we believed this was still the correct strategy (and still
do). There are many uncertainties, and we don’t see glaring value discrepancies on which to make a big bet. Areas of the market that appear cheap lack a catalyst, while those with catalysts look fairly valued. The valuation spreads we use to help position us on our value wave mostly look average. We will continue to monitor the three pieces of the investment puzzle: Right Company,
Right Price, and Right Time, along with our valuation spreads looking for opportunities to add value where we believe the risk/
reward is in our clients’ favor.
Our thesis has been a simple one. Normal interest rates mean a reversion to normal asset class behavior. Smaller companies and value have underperformed for a historically long period of time that also coincides with ZIRP. This trend had been reversing as rates moved higher. We believe it will continue. The portfolios are not positioned for a return to ZIRP. However, we have tried to strike a balance between cyclical and more stable companies in the portfolio. So far, this positioning has served us well. We will continue to monitor the market for what we see as the best risk/reward opportunities for our clients, while striving to maintain balance relative to the macro environment.

Victory Integrity Discovery Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Integrity Discovery Fund — Growth of $10,000
1
The Russell Microcap
®
Value Index is a capitalization-weighted index that measures the performance of the smallest 1,000 securities in the Russell
2000
®
Index, plus the next 1,000 smallest eligible securities by market cap. (The Russell 2000
®
Index is a capitalization-weighted index that measures
the performance of approximately 2,000 of the smallest companies in the Russell 3000
®
Index, an index representing approximately 98% of the
investable U.S. equity market.) This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the
Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class C Class R Class Y Member Class
INCEPTION DATE 12/26/96 3/31/97 7/29/04 12/26/96 11/3/20
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
Russell
Microcap
®
Value
Index
1
One Year 6.11% 0.01% 5.17% 4.26% 5.56% 6.29% 6.15% 2.86%
Five Year 2.70% 1.49% 1.83% 1.83% 2.20% 2.92% N/A 2.70%
Ten Year 8.03% 7.40% 7.35% 7.35% 7.53% 8.28% N/A N/A
Since Inception N/A N/A N/A N/A N/A N/A 18.12% N/A

Victory Integrity Mid-Cap Value Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
U.S. equity markets ended 2022 with losses driven by aggressive interest rates to curb inflation, recession fears, the Russia-
Ukraine war, and rising concerns over COVID-19 cases in China. The same headlines persisted as the calendar turned to 2023.
In March, enhanced volatility entered the market as a sudden and unexpected bank crisis unfolded. Equities mounted a comeback in the latter part of March after the month began with the failure of two regional banks, a forced takeover of Credit Suisse, and a flight of deposits from smaller banks to big institutions. The U.S. government’s backstop of the deposits of the two failed regional banks and the setup of a special lending facility for other banks helped stem the crisis. Equity markets rallied throughout the second quarter of 2023 despite inflation that persisted and the U.S. Federal Reserve’s expectation to keep rates higher for longer.
From a market capitalization perspective, mid-cap equities outperformed their small-cap peers and underperformed their large-
cap peers.
The top-performing sectors within the Russell Midcap
®
Value Index (the “Index”) were Industrials, Consumer Discretionary, and
Technology, while Real Estate was the weakest-performing sector. Mid-cap value stocks underperformed mid-cap growth stocks.
How did Victory Integrity Mid-Cap Value Fund (the “Fund”) perform during the reporting period?
The Fund returned 13.83% (Class A at net asset value) for the fiscal year ended June 30, 2023, outperforming the Index, which returned 10.50% for the period.
What strategies did you employ during the reporting period?
Security selection in the Industrials, Technology, and Consumer Staples sectors were the main contributors that resulted in Fund outperformance. Security selection in the Financials and Energy sectors hurt Fund performance. Sector weights were positive contributors to the Fund’s performance due to our overweight to the Industrials sector and our underweights to the Real Estate and Financials sectors. The Fund holdings on average had higher beta and a lower market capitalization relative to the Index, and both were tailwinds.
After benefitting from a return to value in the aftermath of the pandemic, the Fund has had to navigate in an environment where growth has outperformed value. Market sentiment suggests it’s back to a zero interest rate policy (“ZIRP”), which has benefitted the technology-heavy Nasdaq-100
®
Index.
In the fourth quarter of 2022, we rebalanced the Fund’s portfolio, attempting to strike a more barbell approach. We took some profits in our outperformers and reinvested in our laggards. Entering 2023, we believed this was still the correct strategy (and still
do). There are many uncertainties, and we don’t see glaring value discrepancies on which to make a big bet. Areas of the market that appear cheap lack a catalyst, while those with catalysts look fairly valued. The valuation spreads we use to help position us on our value wave mostly look average. We will continue to monitor the three pieces of the investment puzzle: Right Company,
Right Price, and Right Time, along with our valuation spreads looking for opportunities to add value where we believe the risk/
reward is in our clients’ favor.
Our thesis has been a simple one. Normal interest rates mean a reversion to normal asset class behavior. Smaller companies and value have underperformed for a historically long period of time that also coincides with ZIRP. This trend had been reversing as rates moved higher. We believe it will continue. The Fund is not positioned for a return to ZIRP. However, we have tried to strike a balance between cyclical and more stable companies in the Fund. So far, this positioning has served us well. We will continue to monitor the market for what we see as the best risk/reward opportunities for our clients, while striving to maintain balance relative to the macro environment.

Victory Integrity Mid-Cap Value Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Integrity Mid-Cap Value Fund — Growth of $10,000
1
The Russell Midcap
®
Value Index is an unmanaged Index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap
®
Index companies with relatively lower price-to-book ratios and lower forecasted growth values. Index results assume the reinvestment of dividends paid on the stocks constituting the index. This Index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class C Class R6 Class Y Member Class
INCEPTION DATE 7/1/11 11/4/19 12/14/15 7/1/11 11/2/20
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
Russell Midcap
®
Value Index
1
One Year 13.83% 7.27% 12.98% 11.98% 14.29% 14.14% 14.02% 10.50%
Five Year 7.84% 6.57% N/A N/A 8.26% 8.10% N/A 6.84%
Ten Year 9.36% 8.71% N/A N/A N/A 9.64% N/A 9.03%
Since Inception N/A N/A 8.75% 8.75% 10.45% N/A 17.36% N/A

Victory Integrity Small-Cap Value Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
U.S. equity markets ended 2022 with losses driven by aggressive interest rates to curb inflation, recession fears, the Russia-
Ukraine war, and rising concerns over COVID-19 cases in China. The same headlines persisted as the calendar turned to 2023.
In March, enhanced volatility entered the market as a sudden and unexpected bank crisis unfolded. Equities mounted a comeback in the latter part of March after the month began with the failure of two regional banks, a forced takeover of Credit Suisse, and a flight of deposits from smaller banks to big institutions. The U.S. government’s backstop of the deposits of the two failed regional banks and the setup of a special lending facility for other banks helped stem the crisis. Equity markets rallied throughout the second quarter of 2023 despite inflation that persisted and the U.S. Federal Reserve’s expectation to keep rates higher for longer.
From a market capitalization perspective, small-cap equities underperformed their mid- and large-cap peers.
The top-performing sectors within the Russell 2000
®
Value Index (the “Index”) were Energy, Technology, Industrials, and
Consumer Discretionary, while Communication Services, Financials, and Consumer Staples were the weakest-performing sectors relative to the Index. Small-cap value stocks underperformed small-cap growth stocks.
How did Victory Integrity Small-Cap Value Fund (the “Fund”) perform during the reporting period?
The Fund returned 16.23% (Class A at net asset value) for the fiscal year ended June 30, 2023, outperforming the Index, which returned 6.01% for the period.
What strategies did you employ during the reporting period?
Security selection was positive and broad-based across all sectors. The Industrials, Financials, and Health Care sectors were the largest positive contributors to Fund performance. Sector weights were positive contributors to the Fund’s performance relative to the Index largely due to overweights in the Industrials and Technology sectors and our underweight to the Financials sector.
From a style perspective, the Fund holdings on average had higher beta and a higher market capitalization relative to the Index, and both were tailwinds.
After benefitting from a return to value in the aftermath of the pandemic, the Fund has had to navigate in an environment where growth has outperformed value. Market sentiment suggests it’s back to a zero interest rate policy (“ZIRP”), which has benefitted the technology-heavy Nasdaq-100
®
Index.
In the fourth quarter of 2022, we rebalanced the Fund’s portfolio, attempting to strike a more barbell approach. We took some profits in our outperformers and reinvested in our laggards. Entering 2023, we believed this was still the correct strategy (and still
do). There are many uncertainties, and we don’t see glaring value discrepancies on which to make a big bet. Areas of the market that appear cheap lack a catalyst, while those with catalysts look fairly valued. The valuation spreads we use to help position us on our value wave mostly look average. We will continue to monitor the three pieces of the investment puzzle: Right Company,
Right Price, and Right Time, along with our valuation spreads looking for opportunities to add value where we believe the risk/
reward is in our clients’ favor.
Our thesis has been a simple one. Normal interest rates mean a reversion to normal asset class behavior. Smaller companies and value have underperformed for a historically long period of time that also coincides with ZIRP. This trend had been reversing as rates moved higher. We believe it will continue. The Fund is not positioned for a return to ZIRP. However, we have tried to strike a balance between cyclical and more stable companies in the Fund. So far, this positioning has served us well. We will continue to monitor the market for what we see as the best risk/reward opportunities for our clients, while striving to maintain balance relative to the macro environment.

Victory Integrity Small-Cap Value Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Integrity Small-Cap Value Fund — Growth of $10,000
1
The Russell 2000
®
Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe.
It includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values. Index results assume the reinvestment of dividends paid on the stocks constituting the index. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class C Class R Class R6 Class Y
INCEPTION DATE 3/30/04 7/7/05 7/7/12 6/1/12 7/7/05
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
Russell 2000
®
Value Index
1
One Year 16.23% 9.56% 15.23% 14.25% 15.86% 16.78% 16.65% 6.01%
Five Year 5.30% 4.06% 4.48% 4.48% 5.02% 5.85% 5.71% 3.54%
Ten Year 7.95% 7.32% 7.33% 7.33% 7.68% 8.50% 8.35% 7.29%

Victory Integrity Small/Mid-Cap Value Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
U.S. equity markets ended 2022 with losses driven by aggressive interest rates to curb inflation, recession fears, the Russia-
Ukraine war, and rising concerns over COVID-19 cases in China. The same headlines persisted as the calendar turned to 2023.
In March, enhanced volatility entered the market as a sudden and unexpected bank crisis unfolded. Equities mounted a comeback in the latter part of March after the month began with the failure of two regional banks, a forced takeover of Credit Suisse, and a flight of deposits from smaller banks to big institutions. The U.S. government’s backstop of the deposits of the two failed regional banks and the setup of a special lending facility for other banks helped stem the crisis. Equity markets rallied throughout the second quarter of 2023 despite inflation that persisted and the U.S. Federal Reserve’s expectation to keep rates higher for longer.
From a market capitalization perspective, small/mid-cap equities outperformed their small-cap peers and underperformed their mid- and large-cap peers.
The top-performing sectors within the Russell 2500
™
Value Index (the “Index”) were Industrials, Consumer Discretionary, and
Technology, while Financials and Utilities were the weakest-performing sectors relative to the Index. Small/mid-cap value stocks underperformed small/mid-cap growth stocks.
How did Victory Integrity Small/Mid-Cap Value Fund (the “Fund”) perform during the reporting period?
The Fund returned 15.08% (Class A at net asset value) for the fiscal year ended June 30, 2023, outperforming the Index, which returned 10.37% for the period.
What strategies did you employ during the reporting period?
Security selection was positive and broad based across all sectors. The Industrials, Consumer Discretionary, and Technology
sectors were the largest positive contributors to Fund performance. Sector weights were positive contributors to the Fund’s performance due to our underweight in the Financials and Utilities sectors and our overweight in the Industrials sector. The Fund holdings on average had higher beta and a higher market capitalization relative to the Index, and both were tailwinds.
After benefitting from a return to value in the aftermath of the pandemic, the Fund has had to navigate in an environment where growth has outperformed value. Market sentiment suggests it’s back to a zero interest rate policy (“ZIRP”), which has benefitted the technology-heavy Nasdaq-100
®
Index.
In the fourth quarter of 2022, we rebalanced the Fund’s portfolio, attempting to strike a more barbell approach. We took some profits in our outperformers and reinvested in our laggards. Entering 2023, we believed this was still the correct strategy (and still
do). There are many uncertainties, and we don’t see glaring value discrepancies on which to make a big bet. Areas of the market that appear cheap lack a catalyst, while those with catalysts look fairly valued. The valuation spreads we use to help position us on our value wave mostly look average. We will continue to monitor the three pieces of the investment puzzle: Right Company,
Right Price, and Right Time, along with our valuation spreads looking for opportunities to add value where we believe the risk/
reward is in our clients’ favor.
Our thesis has been a simple one. Normal interest rates mean a reversion to normal asset class behavior. Smaller companies and value have underperformed for a historically long period of time that also coincides with ZIRP. This trend had been reversing as rates moved higher. We believe it will continue. The Fund is not positioned for a return to ZIRP. However, we have tried to strike a balance between cyclical and more stable companies in the Fund. So far, this positioning has served us well. We will continue to monitor the market for what we see as the best risk/reward opportunities for our clients, while striving to maintain balance relative to the macro environment.

Victory Integrity Small/Mid-Cap Value Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Integrity Small/Mid-Cap Value Fund — Growth of $10,000
1
The Russell 2500
TM
Value Index measures the performance of those Russell 2500
TM
Index companies (approximately 2,500 of the smallest securities in the Russell 3000
®
Index, an index representing approximately 98% of the investable U.S. equity market) with lower price-to-book ratios and lower forecasted growth values. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class R6 Class Y Member Class
INCEPTION DATE 7/1/11 3/3/15 7/1/11 11/2/20
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Net Asset
Value
Net Asset
Value
Russell 2500
TM
Value Ind ex
1
One Year 15.08% 8.47% 15.47% 15.42% 15.34% 10.37%
Five Year 7.73% 6.47% 8.05% 8.00% N/A 5.32%
Ten Year 8.76% 8.12% N/A 9.03% N/A 8.02%
Since Inception N/A N/A 7.83% N/A 20.95% N/A

Victory Munder Multi-Cap Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
The Russell 3000
®
Index (the “Index”) increased by approximately 19% over the 12 months ended June 30, 2023. The increase was broad-based across most sectors, with the exception of Utilities and Real Estate. Growth stocks outperformed value stocks by approximately 15% as investors focused on a potential recession, rising interest rates, regional bank failures early in 2023, and recent interest in artificial intelligence potential within the Technology sector. Mid-cap and small-cap stocks lagged the large-cap
Russell 1000
®
Index.
More recently, we have seen inflation remain stubbornly high and interest rate expectations continue to rise based on continued
strength in employment numbers.
How did Victory Munder Multi-Cap Fund (the “Fund”) perform during the reporting period?
The Fund returned 21.82% (Class A at net asset value) for the fiscal year ended June 30, 2023, outperforming the Index, which returned 18.95% for the period.
What strategies did you employ during the reporting period?
The Fund looks to invest in stocks with market capitalizations of $1 billion and above that we believe are of high quality with the potential for above-average earnings growth as well as earnings momentum.
Using this framework, the Fund generated the strongest relative returns within the Health Care, Technology, and Materials sectors.
On an individual security basis, two of the Fund’s top-performing stocks for the year were Jabil, Inc. and Broadcom, Inc. Jabil,
Inc. continues to post strong earnings growth and margin improvement as demand for manufacturing services continues to grow, especially in renewable energy and electric vehicle components. Broadcom, Inc. benefitted from several acquisitions over the past several years as well as continued demand for a full suite of products including semiconductors, electronic components and power filters and amplifiers.
Two of the Fund’s weakest-performing stocks for the year were Meta Platforms, Inc. and Clearfield, Inc. The Fund did not
own Meta Platforms for most of the fiscal year as the stock rallied 78% on anticipation of better earnings and general broad-
based investor interest in mega-cap stocks as a safe haven during regional bank failures in early 2023. Clearfield, Inc. reported disappointing earnings as second-tier clients reduced orders for fiber products which caused an inventory glut after recent strength in fiber cable to homes market.

Victory Munder Multi-Cap Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Munder Multi-Cap Fund — Growth of $10,000
1
The Russell 3000
®
Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The S&P 500
®
Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class C Class Y
INCEPTION DATE 8/19/96 11/3/98 6/1/98
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Russell 3000
®
Index
1
S&P 500
®
Index
2
One Year 21.82% 14.82% 20.78% 19.78% 22.20% 18.95% 19.59%
Five Year 10.21% 8.92% 9.33% 9.33% 10.59% 11.39% 12.31%
Ten Year 11.75% 11.09% 11.05% 11.05% 12.14% 12.34% 12.86%

Victory S&P 500 Index Fund
Managers’ Commentary
(Unaudited)
Investment Considerations
Equity Securities (“stocks”) are typically more volatile and carry more risk than investments in high-grade, fixed-income securities. The net asset value per share of Victory S&P 500 Index Fund (the “Fund”) will fluctuate as the value of the securities in the portfolio changes. The securities of foreign companies acquired by the Fund tend to experience more volatility than their domestic counterparts in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency, or restrict the delivery of securities.
Commentary
The Fund seeks to provide performance and income that is comparable to the performance of the S&P 500
®
Index (the “Index”)
before fees and expenses.
The Fund returned 18.88% (Class A at net asset value) for the fiscal year ended June 30, 2023, underperforming the Index, which returned 19.59%. The difference in performance between the Fund and the Index was primarily due to the Fund’s fees and expenses. The Index is not an investable product; therefore, fees and expenses do not apply.
During the reporting period, the Fund saw positive absolute returns in nine sectors and negative performance from only the
Utilities and Real Estate sectors.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Victory S&P 500 Index Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory S&P 500 Index Fund — Growth of $10,000
1
The S&P 500
®
Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class R Class Y
INCEPTION DATE 12/9/92 7/29/04 12/1/91
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Net Asset
Value S&P 500
®
Index
1
One Year 18.88% 16.20% 18.39% 18.98% 19.59%
Five Year 11.68% 11.17% 11.23% 11.79% 12.31%
Ten Year 12.21% 11.96% 11.76% 12.36% 12.86%

Victory Munder Mid-Cap Core Growth Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
The Russell Midcap
®
Index (the “Index”) increased approximately 15% in the 12 months ended June 30, 2023. Within mid-
cap stocks, growth outperformed value by roughly 13% over the past year. Since June 30, 2022, Technology has seen renewed investor interest and has been one of the best-performing sectors, in part driven by optimism around artificial intelligence in recent months. The other top-performing sectors over the past year were Consumer Discretionary and Industrials. Recession fears that loomed over the more cyclical sectors have waned over the past year. Outside of the turmoil at some regional banks, rising interest rates have yet to materially impact the economy, with unemployment still at a 50-year low. The worst-performing sectors over the past year have been Utilities, Real Estate, and Financials.
How did Victory Munder Mid-Cap Core Growth Fund (the “Fund”) perform during the reporting period?
The Fund returned 11.33% (Class A at net asset value) for the fiscal year ended June 30, 2023, underperforming the Index, which returned 14.92% for the period.
What strategies did you employ during the reporting period?
The Fund invests in mid-cap stocks that we believe have strong growth prospects and profitability metrics along with reasonable valuations. We believe this combination of fundamental strength and attractive valuation positions the Fund for strong competitive performance.
The Fund’s best-performing sectors for the year were Technology and Financials, while its worst-performing sectors were
Industrials and Consumer Discretionary.
On an individual stock basis, two of the Fund’s best-performing stocks over the past year were Fair Isaac Corp. and Kinsale Capital
Group, Inc. (“Kinsale”). Fair Isaac Corp. reported strong quarterly results in November 2022 that sent the stock higher, and it has continued to positively contribute to Fund performance. The company’s dominant position among companies providing credit scoring services gives it strong pricing power. Kinsale is a pure play in excess and surplus insurance, a market that continues to see strong pricing growth. The company leads peers in profitability due to its lean cost structure.
The Fund’s two worst-performing stocks were Etsy, Inc. and MarketAxess Holdings, Inc (“MarketAxess”). Etsy, Inc. cut its
full-year guidance with its quarterly report in May. The acceleration in platform sales this year that we had hoped for now seems unlikely, so we sold our position. MarketAxess has suffered share losses in electronic bond trading to competitor Tradeweb
Markets, Inc. We expect losses attributable to these two stocks to reverse, and we still like the long-term structural growth opportunities with the electrification of bond trading.

Victory Munder Mid-Cap Core Growth Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Munder Mid-Cap Core Growth Fund — Growth of $10,000
1
The Russell Midcap
®
Index is an unmanaged index measuring the performance of medium capitalization domestically traded common stocks. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The Russell Midcap
®
Growth Index is an unmanaged market capitalization-weighted index that measures the performance of those companies in the
Russell Midcap
®
Index with higher price-to-book ratios and higher forecasted growth values. Index results assume the reinvestment of dividends paid on the stocks constituting the index. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class C Class R Class R6 Class Y
INCEPTION DATE 6/30/00 7/14/00 7/29/04 6/1/12 6/24/98
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
Russell Midcap
®
Index
1
Russell
Midcap
®
Growth
Index
2
One Year 11.33% 4.94% 10.29% 9.34% 10.92% 11.75% 11.64% 14.92% 23.13%
Five Year 6.65% 5.39% 5.82% 5.82% 6.33% 7.08% 6.95% 8.46% 9.71%
Ten Year 8.42% 7.78% 7.81% 7.81% 8.11% 8.87% 8.71% 10.32% 11.53%

Victory Trivalent International Fund — Core Equity
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
International equities advanced as inflation has started to level off and macroeconomic data continues to show signs of resilience, despite higher interest rates. For the fiscal year ended June 30, 2023, the MSCI ACWI ex USA Index (the “Index”) rose 12.72%.
There was wide dispersion among country returns in the Index, with emerging markets trailing their developed markets peers.
Europe as a region advanced the most, led by Ireland, Italy and Denmark. European countries, in general, experienced a warmer winter than expected, which alleviated fears of a possible recession and energy crisis. Turkey was one of the top-performing countries, advancing 53.3%. The country saw strong positive performance in the first half of the year as the market experienced growth and economic recovery. Japan, the largest weight in the Index, rose 18.1%, as the country reopened post pandemic and the
Bank of Japan remains committed to accommodative monetary policy to support economic growth. On the downside, China was the weakest performer, falling 16.8% during the year. The country reversed its zero-COVID-19 policy during the winter months, but economic recovery has been slow and inconsistent.
Nine of the 11 sectors advanced during the period as cyclical stocks were boosted by a comeback in consumer spending, higher net interest margins for banks, and reported increase in demand for Artificial Intelligence (“AI”) chips. Industrials was the best-
performing sector overall, driven by trading companies and distributors. The Information Technology sector also had strong performance in response to heightened global enthusiasm for semiconductors and companies with AI exposure. On the other end of the spectrum, stocks in the Real Estate sector fell 9.5% as higher rates have increased borrowing costs and continue to pressure property values.
How did Victory Trivalent International Fund
―
Core Equity (the “Fund”) perform during the reporting period?
The Fund returned 15.09% (Class A at net asset value) for the fiscal year ended June 30, 2023, outperforming the Index, which returned 12.72% for the period.
What strategies did you employ during the reporting period?
Overall security selection was positive, as excess returns were generated in four of six geographic regions and nine of the 11 economic sectors. From a style perspective, the Fund’s overall exposure to value, business momentum, and quality factors contributed to relative performance. At the sector level, notable outperformance was generated in the Financials sector. 3i Group rose as their portfolio companies, discount retailer Action in particular, continue to deliver solid performance. Banco do Brasil rose strongly during the year as higher interest rates have led to higher net interest income and a resurgence in economic activity.
In the Communication Services sector, JYP Entertainment Corp. was up following record album sales from its core artists Stray
Kids and Twice. A return to concerts has further supported growth and the company expects to have four new groups debut across the world over the next year. Japanese packaged food company Ajinomoto Co., Inc. in the Consumer Staples sector rose as their seasonings and frozen food businesses continues to gain market share and the company announced a share buyback.
On the downside, the Fund’s security selection was weakest in the Information Technology sector. LG Innotek Co., Inc., a
Korean supplier of camera modules for smartphones, fell as Apple dropped plans to increase iPhone production. Hua Hong
Semiconductor, the Chinese wafer processor was down as evidence of high customer inventories is leading to pricing pressure and in turn will negatively impact margins. Relative performance also lagged in the Energy sector. Harbour Energy, in the United
Kingdom, retreated on increased windfall taxes on UK oil and gas production.

Victory Trivalent International Fund — Core Equity
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Trivalent International Fund — Core Equity — Growth of $10,000
1
The MSCI ACWI ex USA Index is an unmanaged, free float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. The index consists of 46 country indices, comprising 22 developed and 24 emerging market country indices.  Index results assume the reinvestment of dividends paid on the stocks constituting the index.  This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class I Class R6 Class Y
INCEPTION DATE 8/16/07 8/16/07 3/3/15 8/16/07
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Net Asset
Value
Net Asset
Value
MSCI ACWI ex
USA Index
1
One Year 15.09% 8.42% 15.40% 15.50% 15.22% 12.72%
Five Year 2.53% 1.33% 2.90% 2.95% 2.78% 3.52%
Ten Year 4.73% 4.12% 5.15% N/A 4.99% 4.75%
Since Inception N/A N/A N/A 3.79% N/A N/A

Victory Trivalent International Small-Cap Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
International small-cap equities rallied as the global growth forecast appears less gloomy than previously feared and investors anticipate an easing of interest rate hikes with inflation moderating. For the fiscal year ended June 30, 2023, the S&P Developed
Ex-U.S. SmallCap Index (the “Index”) advanced 10.50%. Most countries in the Index ended in positive territory, with European equities modestly outperforming their AsiaPac peers. Ireland and Italy posted the strongest gains, up 30.5% and 25.5%, respectively and were boosted by strength in the Financials sector, as banking stocks have benefited from higher net interest margins. Denmark increased 23.4% as inflation has slowed for eight consecutive months. Japan, the largest-weighted country in the Index, rose 12.6% after reopening post pandemic and the Bank of Japan remains committed to accommodative monetary policy to support economic growth. On the downside, Hong Kong was the weakest market in the Index, down 10.4% as China’s sluggish manufacturing activity continues to suggest an uneven economic recovery.
Sector returns were mixed, with six of the 11 posting positive returns. Cyclicals outperformed, with Industrials leading the way, up 19.4%. The Information Technology sector gained 18.8% as semiconductor stocks rallied on the back of NVIDIA Corp.’s blowout earnings results and reports of surging Artificial Intelligence chip demand. On the other end of the spectrum, stocks in the Real Estate sector fell 10.3% as higher rates have increased borrowing costs and continue to pressure property values.
How did Victory Trivalent International Small-Cap Fund (the “Fund”) perform during the reporting period?
The Fund returned 13.11% (Class A at net asset value) for the fiscal year ended June 30, 2023, outperforming the Index, which returned 10.50% for the period.
What strategies did you employ during the reporting period?
Positive stock selection for the Fund was broad-based, as excess returns were generated in three of five regions and nine of the
11 economic sectors. From a style perspective, the Fund’s overall exposure to value, business momentum, and quality factors contributed to relative performance. Both value and quality exposures were beneficial while business momentum was neutral.
At the sector level, notable relative outperformance was generated in Communication Services, Health Care and Real Estate.
The Fund’s position in JYP Entertainment Corp. boosted performance in the Communication Services sector. The Korean music promotor gained following record album sales from its core artists Stray Kids and Twice. A return to concerts has further supported growth and the company expects to have four new groups debut across the world over the next year. Within the Health Care sector, the Fund’s position in German manufacturer of glass and plastic medical containers Gerresheimer advanced on upbeat quarterly earnings results. Higher incidence of chronic disease among increasingly elderly populations and improved health care provisions in emerging markets have contributed to strong sales growth. In the Real Estate sector, Canadian residential real estate company Boardwalk Real Estate Invest contributed to the Fund’s relative performance as demand for apartments continues to outstrip supply.
Relative underperformance for the Fund was centered in the Energy sector with the largest impact coming from two oil and gas holdings. Beach Energy Ltd. in Australia fell as production came in below expectations and the price of Brent crude oil dropped
34.8% during the period. Global oil and gas producer Vermillion Energy declined 33.4% after suspending its dividend due to the uncertainty surrounding windfall taxes in the United Kingdom and Europe. Industrial holding L.K. Technology was the top detractor over the fiscal year. The Hong Kong-listed maker of large die-casting presses used in the production of electric vehicles fell on concerns of increased competitive pressures.

Victory Trivalent International Small-Cap Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Trivalent International Small-Cap Fund — Growth of $10,000
1
The S&P Developed Ex-U.S. SmallCap Index consists of the stocks representing the lowest 15% of float-adjusted market capitalization in each country, other than the United States, represented in the S&P Developed Broad Market Index (BMI). The S&P Developed BMI includes all listed shares of companies from 24 developed countries with float-adjusted market capitalizations of at least US $100 million and annual trading value of at least US
$50 million. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class C Class I Class R6 Class Y
INCEPTION DATE 8/17/07 8/17/07 8/17/07 6/1/12 8/17/07
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
S&P Developed
Ex-U.S.
SmallCap Index
1
One Year 13.11% 6.59% 12.35% 11.35% 13.62% 13.55% 13.43% 10.50%
Five Year 2.04% 0.84% 1.28% 1.28% 2.46% 2.34% 2.30% 1.30%
Ten Year 6.86% 6.23% 6.22% 6.22% 7.29% 7.16% 7.13% 5.74%

Victory INCORE Total Return Bond Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
As we closed out the fiscal year, the resilience of the economy and markets has been a surprising outcome in light of the substantial tightening measures imposed by the U.S. Federal Reserve (the “Fed”) over the last 12 months. Faced with a potential banking crisis in the first quarter of 2023, the Fed intervened with remarkable efficacy, protecting deposits at failing regional banks and providing short-term loans to stabilize the banking sector. This prevented a more systemic financial crisis and boosted market confidence into the second quarter of 2023.
Over the last 12 months, the Fed increased the Fed Funds Rate by 350 basis points (a basis point is 1/100th of a percentage point), the fastest rate-hiking cycle in over 40 years. Despite higher rates, the economy demonstrated few signs of the anticipated slowdown as consumer spending and corporate earnings remained resilient.
Continued economic strength in the face of tightening measures can be attributed in part to persistent fiscal stimulus, including the underestimated impact of the CHIPS and Inflation Reduction Acts, as well as the extended Employee Retention Tax Credit.
This influx of fiscal stimulus has contributed to the surprisingly robust performance of the economy. On the inflation front, the
Fed’s rate hikes are beginning to show some desired moderating effects; however, core inflation continues to run above the Fed’s
2% target, lingering in the 4% range, and it remains to be seen whether downward momentum will continue. Moreover, the labor market remains tight, with payrolls growth averaging a pace of 244 thousand in the second quarter of 2023, well above the Fed’s goal to slow job growth to a pace closer to labor force growth.
The economy has borne the brunt of higher rates remarkably well. However, we acknowledge the historical pattern that a rate-
hiking cycle of this magnitude is often followed by a recession. Thus, we remain vigilant in monitoring risks and will continue to make investment decisions that reflect the complex and evolving economic landscape. We maintain a considered overweight positioning in corporate bonds with strong balance sheets and robust business models, along with well-structured and seasoned commercial mortgage-backed securities. These assets provide sufficient credit protection, reasonable loan-to-value ratios, and limited exposure to the office sector.
How did Victory INCORE Total Return Bond Fund (the “Fund”) perform during the reporting period?
The Fund returned -1.33% (Class A at net asset value) for the fiscal year ended June 30, 2023, underperforming its benchmark, the Bloomberg U.S. Aggregate Bond Index (the “Index”), which returned -0.94% for the period.
What strategies did you employ during the reporting period?
While the strategy was short duration for much of 2021 and 2022, we neutralized much of this short duration position early in
2023 and remain neutral duration versus the Index at fiscal year end. After positively contributing to 2021 and 2022 fiscal year performance, duration positioning through fiscal year end 2023 has been a slight detractor to performance.
The strategy’s long U.S. dollar position versus other developed market currencies contributed positively to relative performance, while an overweight to convertible bonds, high yield bonds, and investment-grade corporate bonds detracted from relative performance.
The Fund’s small allocation to derivatives during the year did not have a material impact on performance.

Victory INCORE Total Return Bond Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 2.25% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory INCORE Total Return Bond Fund — Growth of $10,000
1
The unmanaged Bloomberg U.S. Aggregate Bond Index is broad-based flagship benchmark that measures the investment grade, U.S. dollar-
denominated, fixed rate taxable bond market. The index includes U.S. Treasurys, government-related corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and nonagency). This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class C Class R6 Class Y
INCEPTION DATE 12/9/92 3/25/96 3/3/15 12/1/91
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Bloomberg U.S.
Aggregate Bond
Index
1
One Year -1.33% -3.57% -2.03% -2.99% -1.06% -1.08% -0.94%
Five Year 0.43% -0.02% -0.32% -0.32% 0.70% 0.67% 0.77%
Ten Year 1.26% 1.04% 0.66% 0.66% N/A 1.51% 1.52%
Since Inception N/A N/A N/A N/A 0.84% N/A N/A

Victory Portfolios
Victory Integrity Discovery Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
RadNet, Inc.
1.5%
Ichor Holdings Ltd.
1.4%
Modine Manufacturing Co.
1.4%
Chuy's Holdings, Inc.
1.4%
Kimball Electronics, Inc.
1.4%
Brookdale Senior Living, Inc.
1.4%
CIRCOR International, Inc.
1.3%
PDF Solutions, Inc.
1.3%
BlueLinx Holdings, Inc.
1.2%
Plymouth Industrial REIT, Inc.
1.2%

Victory Portfolios
Victory Integrity Mid-Cap Value Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Parker-Hannifin Corp.
1.5%
PACCAR, Inc.
1.4%
D.R. Horton, Inc.
1.4%
Realty Income Corp.
1.3%
State Street Corp.
1.3%
Howmet Aerospace, Inc.
1.3%
Arch Capital Group Ltd.
1.3%
Take-Two Interactive Software, Inc.
1.3%
Ferguson PLC
1.2%
Arthur J. Gallagher & Co.
1.2%

Victory Portfolios
Victory Integrity Small-Cap Value Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Meritage Homes Corp.
1.5%
Century Communities, Inc.
1.3%
Gibraltar Industries, Inc.
1.2%
Belden, Inc.
1.2%
Diamond Offshore Drilling, Inc.
1.2%
Boise Cascade Co.
1.1%
Patterson Cos., Inc.
1.1%
Green Plains, Inc.
1.1%
SouthState Corp.
1.1%
UFP Industries, Inc.
1.1%

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
PulteGroup, Inc.
1.3%
Builders FirstSource, Inc.
1.3%
Curtiss-Wright Corp.
1.3%
Clean Harbors, Inc.
1.2%
First Industrial Realty Trust, Inc.
1.2%
Flex Ltd.
1.1%
Pentair PLC
1.1%
Tapestry, Inc.
1.1%
Saia, Inc.
1.1%
Huntington Ingalls Industries, Inc.
1.1%

Victory Portfolios
Victory Munder Multi-Cap Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
6.9%
Microsoft Corp.
6.1%
Alphabet, Inc., Class A
4.5%
Amazon.com, Inc.
2.7%
NVIDIA Corp.
2.4%
Visa, Inc., Class A
1.9%
Broadcom, Inc.
1.8%
Stryker Corp.
1.7%
Kinsale Capital Group, Inc.
1.6%
Microchip Technology, Inc.
1.6%
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

Victory Portfolios
Victory S&P 500 Index Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide performance and income that is comparable to the S&P 500
®
Index.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
7.6%
Microsoft Corp.
6.7%
Amazon.com, Inc.
3.1%
NVIDIA Corp.
2.8%
Alphabet, Inc., Class A
1.9%
Tesla, Inc.
1.9%
Meta Platforms, Inc., Class A
1.7%
Alphabet, Inc., Class C
1.7%
Berkshire Hathaway, Inc., Class B
1.6%
UnitedHealth Group, Inc.
1.2%

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
SPDR S&P MidCap 400 ETF
2.6%
D.R. Horton, Inc.
2.3%
Kinsale Capital Group, Inc.
2.2%
Live Nation Entertainment, Inc.
2.1%
Dexcom, Inc.
2.0%
Brown & Brown, Inc.
2.0%
The Trade Desk, Inc., Class A
2.0%
Trane Technologies PLC
1.9%
Amphenol Corp., Class A
1.9%
Copa Holdings SA, Class A
1.9%

Victory Portfolios
Victory Trivalent International Fund — Core Equity
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term growth of capital.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Novo Nordisk A/S, Class B
1.8%
LVMH Moet Hennessy Louis Vuitton SE
1.7%
Novartis AG, Registered Shares
1.6%
AstraZeneca PLC
1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.
1.3%
3i Group PLC
1.1%
Cie Financiere Richemont SA, Registered Shares
1.1%
Stellantis NV
1.0%
ITOCHU Corp.
0.9%
Deutsche Telekom AG
0.9%

Victory Portfolios
Victory Trivalent International Small-Cap Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term growth of capital.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Sembcorp Industries Ltd.
1.1%
Bank of Ireland Group PLC
0.9%
JYP Entertainment Corp.
0.9%
Finning International, Inc.
0.9%
Gerresheimer AG
0.9%
Shinko Electric Industries Co. Ltd.
0.9%
BRP, Inc.
0.8%
Internet Initiative Japan, Inc.
0.8%
Perion Network Ltd.
0.8%
Sopra Steria Group
0.8%

Victory Portfolios
Victory INCORE Total Return Bond Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide a high level of current income. Its secondary objective is capital appreciation.
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
** Other includes the remaining investments which are under 2% of the net assets of the Fund.
ABS
—
Asset-Backed Securities
MBS
—
Mortgage-Backed Securities

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Integrity Discovery Fund
35
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.9%)
Communication Services (2.8%):
Clear Channel Outdoor Holdings, Inc. (a) ...................................... 438,304 $ 600
PubMatic, Inc. , Class A (a) ................................................ 26,000 475
The Marcus Corp. ...................................................... 40,225 597
1,672
Consumer Discretionary (15.1%):
BJ's Restaurants, Inc. (a) .................................................. 19,117 608
Caleres, Inc. .......................................................... 18,879 452
Chico's FAS, Inc. (a) ..................................................... 76,558 409
Chuy's Holdings, Inc. (a) .................................................. 20,397 833
Genesco, Inc. (a) ........................................................ 16,808 421
Green Brick Partners, Inc. (a) ............................................... 5,920 336
Inspired Entertainment, Inc. (a) ............................................. 43,363 638
Lindblad Expeditions Holdings, Inc. (a) ....................................... 52,653 573
MasterCraft Boat Holdings, Inc. (a) .......................................... 14,778 453
Modine Manufacturing Co. (a) .............................................. 25,400 839
Motorcar Parts of America, Inc. (a) (b) ......................................... 54,900 425
OneWater Marine, Inc. (a) ................................................. 20,018 725
Potbelly Corp. (a) ....................................................... 38,043 334
Red Robin Gourmet Burgers, Inc. (a) (b) ....................................... 31,118 430
Shoe Carnival, Inc. ...................................................... 25,200 592
Solo Brands, Inc. , Class A (a) ............................................... 68,900 390
Universal Electronics, Inc. (a) .............................................. 29,315 282
Zumiez, Inc. (a) ........................................................ 16,602 276
9,016
Energy (6.3%):
Berry Corp. ........................................................... 75,550 520
Diamond Offshore Drilling, Inc. (a) .......................................... 40,400 575
Helix Energy Solutions Group, Inc. (a) ........................................ 59,661 440
ProPetro Holding Corp. (a) ................................................ 48,531 400
Solaris Oilfield Infrastructure, Inc. , Class A .................................... 48,400 403
Talos Energy, Inc. (a) ..................................................... 31,800 441
Teekay Tankers Ltd. , Class A ............................................... 12,363 473
Vital Energy, Inc. (a) ..................................................... 11,080 500
3,752
Financials (22.4%):
Ares Commercial Real Estate Corp. (b) ........................................ 50,500 513
Bridgewater Bancshares, Inc. (a) ............................................ 36,051 355
Business First Bancshares, Inc. ............................................. 27,987 422
Central Pacific Financial Corp. ............................................. 17,000 267
Civista Bancshares, Inc. .................................................. 24,000 418
ConnectOne Bancorp, Inc. ................................................ 25,331 420
Diamond Hill Investment Group, Inc. ........................................ 2,846 488
Dime Community Bancshares, Inc. .......................................... 20,900 368
Dynex Capital, Inc. ..................................................... 50,600 637
EZCORP, Inc. , Class A (a) (b) ............................................... 74,948 628
Financial Institutions, Inc. ................................................. 23,149 364
First Internet Bancorp .................................................... 19,950 296
First Mid Bancshares, Inc. ................................................ 20,000 483
German American Bancorp, Inc. ............................................ 15,084 410
HarborOne Bancorp, Inc. ................................................. 48,000 417
HCI Group, Inc. ........................................................ 8,396 519
Heritage Commerce Corp. ................................................ 45,000 373
Heritage Insurance Holdings, Inc. (a) ......................................... 56,200 216
I3 Verticals, Inc. , Class A (a) ............................................... 24,000 549
Independent Bank Corp. .................................................. 23,718 402
Mercantile Bank Corp. ................................................... 16,792 464
Origin Bancorp, Inc. ..................................................... 16,318 478
Peoples Bancorp, Inc. .................................................... 19,354 514
Premier Financial Corp. .................................................. 28,224 452

Victory Portfolios
Victory Integrity Discovery Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Primis Financial Corp. ................................................... 44,850 $ 378
QCR Holdings, Inc. ..................................................... 13,092 537
SmartFinancial, Inc. ..................................................... 11,400 245
Southern Missouri Bancorp, Inc. ............................................ 11,900 458
The First Bancshares, Inc. ................................................. 20,800 537
Univest Financial Corp. .................................................. 24,192 437
Washington Trust Bancorp, Inc. ............................................. 11,574 310
13,355
Health Care (6.5%):
Artivion, Inc. (a) ........................................................ 35,577 611
Brookdale Senior Living, Inc. (a) ............................................ 188,319 795
Collegium Pharmaceutical, Inc. (a) ........................................... 21,500 462
Community Health Systems, Inc. (a) .......................................... 111,948 493
HealthStream, Inc. ...................................................... 23,500 577
RadNet, Inc. (a) ........................................................ 27,733 905
3,843
Industrials (20.1%):
BlueLinx Holdings, Inc. (a) ................................................ 7,874 738
CIRCOR International, Inc. (a) .............................................. 14,000 790
Columbus McKinnon Corp. ............................................... 17,500 711
Covenant Logistics Group, Inc. ............................................. 9,439 414
CRA International, Inc. ................................................... 2,970 303
Ducommun, Inc. (a) ..................................................... 12,350 538
DXP Enterprises, Inc. (a) .................................................. 12,950 472
Eagle Bulk Shipping, Inc. (b) ............................................... 12,808 615
Enviri Corp. (a) ......................................................... 40,400 399
Great Lakes Dredge & Dock Corp. (a) ........................................ 68,307 557
Hawaiian Holdings, Inc. (a) ................................................ 39,500 425
Heritage-Crystal Clean, Inc. (a) ............................................. 14,610 552
IBEX Holdings Ltd. (a) ................................................... 14,297 304
Insteel Industries, Inc. .................................................... 16,000 498
Interface, Inc. ......................................................... 52,000 457
Kelly Services, Inc. , Class A ............................................... 26,000 458
Matrix Service Co. (a) .................................................... 38,423 226
Park Aerospace Corp. .................................................... 24,856 343
Park-Ohio Holdings Corp. ................................................ 20,872 397
Quanex Building Products Corp. ............................................ 19,486 523
SP Plus Corp. (a) ........................................................ 10,483 410
Sterling Check Corp. (a) .................................................. 23,941 294
Titan Machinery, Inc. (a) .................................................. 19,530 576
VSE Corp. ............................................................ 11,052 604
Willdan Group, Inc. (a) ................................................... 20,018 384
11,988
Information Technology (13.1%):
American Software, Inc. , Class A ........................................... 39,100 411
Benchmark Electronics, Inc. ............................................... 25,141 649
Comtech Telecommunications Corp. ......................................... 58,061 531
Digi International, Inc. (a) ................................................. 14,600 575
Harmonic, Inc. (a) ....................................................... 24,930 403
Ichor Holdings Ltd. (a) ................................................... 22,800 855
Infinera Corp. (a) ....................................................... 71,912 347
Kimball Electronics, Inc. (a) ............................................... 29,884 826
Lantronix, Inc. (a) ....................................................... 103,500 436
nLight, Inc. (a) ......................................................... 28,579 441
PDF Solutions, Inc. (a) ................................................... 16,720 754
Semtech Corp. (a) ....................................................... 13,099 334
Veeco Instruments, Inc. (a) ................................................. 24,496 629
Vishay Precision Group, Inc. (a) ............................................. 17,100 635
7,826

Victory Portfolios
Victory Integrity Discovery Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Materials (6.2%):
AdvanSix, Inc. ......................................................... 16,450 $ 576
Clearwater Paper Corp. (a) ................................................. 18,500 579
Haynes International, Inc. ................................................. 9,000 457
Koppers Holdings, Inc. ................................................... 15,654 534
Schnitzer Steel Industries, Inc. ............................................. 16,000 480
SunCoke Energy, Inc. .................................................... 65,400 515
TimkenSteel Corp. (a) .................................................... 24,666 532
3,673
Real Estate (5.4%):
City Office REIT, Inc. .................................................... 62,800 350
Global Medical REIT, Inc. ................................................ 64,700 591
NETSTREIT Corp. ..................................................... 39,900 713
NexPoint Residential Trust, Inc. ............................................ 10,056 457
Plymouth Industrial REIT, Inc. ............................................. 31,782 731
Urstadt Biddle Properties, Inc. , Class A ....................................... 17,250 367
3,209
Total Common Stocks (Cost $52,598)
a
a
a
58,334
Collateral for Securities Loaned (4.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (c) ........ 593,253 593
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (c) ............ 593,253 593
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (c) ............... 593,253 593
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (c) . 593,253 594
Total Collateral for Securities Loaned (Cost $2,373)
a
a
a
2,373
Total Investments (Cost $54,971) — 101.9% 60,707
Liabilities in excess of other assets — (1.9)% (1,117)
NET ASSETS - 100.00% $ 59,590
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2023.
REIT—Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Integrity Mid-Cap Value Fund
38
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.6%)
Communication Services (2.6%):
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 40,248 $ 3,030
Lions Gate Entertainment Corp. , Class B (a) .................................... 165,600 1,383
Take-Two Interactive Software, Inc. (a) ........................................ 27,165 3,997
8,410
Consumer Discretionary (9.4%):
Brunswick Corp. ....................................................... 29,845 2,586
Caesars Entertainment, Inc. (a) .............................................. 49,209 2,508
D.R. Horton, Inc. ....................................................... 36,700 4,466
Foot Locker, Inc. ....................................................... 54,500 1,477
Macy's, Inc. ........................................................... 150,264 2,412
Marriott Vacations Worldwide Corp. ......................................... 19,291 2,367
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 146,767 3,195
Ralph Lauren Corp. ..................................................... 21,356 2,633
Tapestry, Inc. .......................................................... 64,600 2,765
Visteon Corp. (a) ........................................................ 17,246 2,477
Yum! Brands, Inc. ...................................................... 24,091 3,338
30,224
Consumer Staples (5.0%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 38,502 2,426
Coty, Inc. , Class A (a) .................................................... 195,000 2,397
Dollar Tree, Inc. (a) ...................................................... 16,844 2,417
Lamb Weston Holdings, Inc. ............................................... 27,127 3,118
Molson Coors Beverage Co. , Class B ......................................... 51,910 3,418
Performance Food Group Co. (a) ............................................ 38,083 2,294
16,070
Energy (4.7%):
Devon Energy Corp. ..................................................... 50,200 2,427
Diamondback Energy, Inc. ................................................ 17,870 2,347
Halliburton Co. ........................................................ 84,085 2,774
Hess Corp. ............................................................ 20,004 2,719
PDC Energy, Inc. ....................................................... 38,991 2,774
Valero Energy Corp. ..................................................... 17,050 2,000
15,041
Financials (13.0%):
Arch Capital Group Ltd. (a) ................................................ 54,000 4,042
Arthur J. Gallagher & Co. ................................................. 18,016 3,956
Artisan Partners Asset Management, Inc. , Class A ................................ 69,966 2,750
Fifth Third Bancorp ..................................................... 126,328 3,311
First American Financial Corp. ............................................. 43,627 2,488
Global Payments, Inc. .................................................... 35,487 3,496
Huntington Bancshares, Inc. ............................................... 210,450 2,269
M&T Bank Corp. ....................................................... 23,072 2,855
Northern Trust Corp. .................................................... 30,200 2,239
Regions Financial Corp. .................................................. 135,600 2,416
Reinsurance Group of America, Inc. ......................................... 21,500 2,982
RenaissanceRe Holdings Ltd. .............................................. 10,948 2,042
State Street Corp. ....................................................... 56,967 4,169
The Hartford Financial Services Group, Inc. .................................... 34,721 2,501
41,516
Health Care (8.5%):
Baxter International, Inc. ................................................. 47,969 2,185
Centene Corp. (a) ....................................................... 32,800 2,212
Encompass Health Corp. .................................................. 45,562 3,085
GE HealthCare Technologies, Inc. ........................................... 40,911 3,324
Jazz Pharmaceuticals PLC (a) .............................................. 16,957 2,102
Laboratory Corp. of America Holdings ........................................ 9,000 2,172
Organon & Co. ........................................................ 82,464 1,716
Perrigo Co. PLC ....................................................... 54,364 1,846

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
STERIS PLC .......................................................... 12,448 $ 2,801
Tenet Healthcare Corp. (a) ................................................. 38,582 3,140
Zimmer Biomet Holdings, Inc. ............................................. 18,371 2,675
27,258
Industrials (20.6%):
Builders FirstSource, Inc. (a) ............................................... 24,517 3,334
Carlisle Cos., Inc. ....................................................... 6,645 1,705
Clean Harbors, Inc. (a) ................................................... 17,197 2,828
Curtiss-Wright Corp. .................................................... 13,150 2,415
Delta Air Lines, Inc. (a) ................................................... 72,902 3,466
Dover Corp. ........................................................... 26,575 3,924
Ferguson PLC ......................................................... 25,621 4,030
Howmet Aerospace, Inc. .................................................. 81,900 4,059
Huntington Ingalls Industries, Inc. ........................................... 13,875 3,158
Ingersoll Rand, Inc. ..................................................... 56,884 3,718
ITT, Inc. ............................................................. 31,549 2,941
KBR, Inc. ............................................................ 50,704 3,299
Knight-Swift Transportation Holdings, Inc. .................................... 44,643 2,480
Lincoln Electric Holdings, Inc. ............................................. 14,852 2,950
Old Dominion Freight Line, Inc. ............................................ 10,036 3,711
PACCAR, Inc. ......................................................... 53,396 4,467
Parker-Hannifin Corp. ................................................... 12,484 4,869
Pentair PLC ........................................................... 48,903 3,159
Ryder System, Inc. ...................................................... 21,940 1,860
Westinghouse Air Brake Technologies Corp. .................................... 34,003 3,729
66,102
Information Technology (11.0%):
Ciena Corp. (a) ......................................................... 61,267 2,603
DXC Technology Co. (a) .................................................. 96,006 2,565
Flex Ltd. (a) ........................................................... 134,987 3,731
Gen Digital, Inc. ....................................................... 103,905 1,927
Jabil, Inc. ............................................................ 25,365 2,738
Juniper Networks, Inc. ................................................... 99,131 3,106
Marvell Technology, Inc. ................................................. 56,762 3,393
Microchip Technology, Inc. ................................................ 33,916 3,039
Skyworks Solutions, Inc. ................................................. 22,500 2,491
Teradata Corp. (a) ....................................................... 47,825 2,554
Teradyne, Inc. ......................................................... 29,273 3,259
Verint Systems, Inc. (a) ................................................... 17,622 618
Western Digital Corp. (a) .................................................. 84,509 3,205
35,229
Materials (8.0%):
Alcoa Corp. ........................................................... 64,877 2,201
Avery Dennison Corp. ................................................... 16,032 2,754
Berry Global Group, Inc. ................................................. 51,459 3,311
CF Industries Holdings, Inc. ............................................... 33,594 2,332
Cleveland-Cliffs, Inc. (a) .................................................. 144,543 2,423
Martin Marietta Materials, Inc. ............................................. 8,041 3,713
Olin Corp. ............................................................ 55,075 2,830
Reliance Steel & Aluminum Co. ............................................ 13,001 3,531
Westlake Corp. ........................................................ 21,983 2,626
25,721
Real Estate (8.6%):
Apartment Income REIT Corp. ............................................. 83,690 3,020
Essex Property Trust, Inc. ................................................. 15,795 3,701
Federal Realty Investment Trust ............................................ 30,525 2,954
Host Hotels & Resorts, Inc. ................................................ 179,135 3,015
Realty Income Corp. .................................................... 70,500 4,215
VICI Properties, Inc. .................................................... 115,666 3,636
Welltower, Inc. ......................................................... 45,520 3,682

Victory Portfolios
Victory Integrity Mid-Cap Value Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Weyerhaeuser Co. ...................................................... 93,018 $ 3,117
27,340
Utilities (7.2%):
CenterPoint Energy, Inc. .................................................. 90,525 2,639
Constellation Energy Corp. ................................................ 32,465 2,972
DTE Energy Co. ....................................................... 21,377 2,352
Evergy, Inc. ........................................................... 41,715 2,437
FirstEnergy Corp. ....................................................... 60,195 2,340
PPL Corp. ............................................................ 103,669 2,743
UGI Corp. ............................................................ 72,053 1,943
Vistra Corp. ........................................................... 109,318 2,870
Xcel Energy, Inc. ....................................................... 44,960 2,795
23,091
Total Common Stocks (Cost $277,160)
a
a
a
316,002
Total Investments (Cost $277,160) — 98.6% 316,002
Other assets in excess of liabilities — 1.4% 4,584
NET ASSETS - 100.00% $ 320,586
(a) Non-income producing security.
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Integrity Small-Cap Value Fund
41
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.3%)
Communication Services (2.2%):
Cinemark Holdings, Inc. (a) ................................................ 789,000 $ 13,018
Lions Gate Entertainment Corp. , Class B (a) .................................... 790,992 6,605
Magnite, Inc. (a) ........................................................ 1,112,000 15,179
34,802
Consumer Discretionary (11.5%):
Asbury Automotive Group, Inc. (a) ........................................... 49,400 11,877
Bloomin' Brands, Inc. .................................................... 571,800 15,376
Century Communities, Inc. ................................................ 265,279 20,326
Foot Locker, Inc. ....................................................... 341,000 9,245
Light & Wonder, Inc. (a) .................................................. 202,500 13,924
Macy's, Inc. ........................................................... 667,629 10,715
Marriott Vacations Worldwide Corp. ......................................... 77,700 9,535
Meritage Homes Corp. ................................................... 165,544 23,552
Modine Manufacturing Co. (a) .............................................. 328,700 10,854
Nordstrom, Inc. (b) ...................................................... 405,000 8,290
PVH Corp. ........................................................... 125,990 10,705
Signet Jewelers Ltd. ..................................................... 179,499 11,714
Steven Madden Ltd. ..................................................... 320,500 10,477
Visteon Corp. (a) ........................................................ 102,405 14,706
181,296
Consumer Staples (2.3%):
Edgewell Personal Care Co. ............................................... 211,000 8,716
The Andersons, Inc. ..................................................... 243,954 11,259
The Simply Good Foods Co. (a) ............................................. 257,678 9,428
TreeHouse Foods, Inc. (a) ................................................. 148,700 7,492
36,895
Energy (9.1%):
Atlas Energy Solutions, Inc. , Class A ......................................... 716,129 12,432
Chord Energy Corp. ..................................................... 103,500 15,918
Civitas Resources, Inc. ................................................... 221,406 15,359
Diamond Offshore Drilling, Inc. (a) .......................................... 1,274,831 18,154
Green Plains, Inc. (a) ..................................................... 534,800 17,242
International Seaways, Inc. ................................................ 414,649 15,856
Matador Resources Co. ................................................... 308,000 16,115
Murphy Oil Corp. ...................................................... 403,300 15,446
Permian Resources Corp. ................................................. 1,470,600 16,118
142,640
Financials (19.0%):
Ameris Bancorp ........................................................ 386,027 13,206
Artisan Partners Asset Management, Inc. , Class A ................................ 336,000 13,208
Assured Guaranty Ltd. ................................................... 163,700 9,134
Atlantic Union Bankshares Corp. ............................................ 414,146 10,747
Banc of California, Inc. .................................................. 607,000 7,029
Blackstone Mortgage Trust, Inc. , Class A (b) .................................... 576,000 11,987
Dynex Capital, Inc. ..................................................... 766,000 9,644
FB Financial Corp. ...................................................... 333,000 9,341
First Bancorp/Southern Pines NC ........................................... 282,000 8,389
First Merchants Corp. .................................................... 409,505 11,560
Glacier Bancorp, Inc. .................................................... 383,980 11,969
Kemper Corp. ......................................................... 146,700 7,080
Ladder Capital Corp. .................................................... 865,300 9,389
MGIC Investment Corp. .................................................. 818,499 12,924
Northwest Bancshares, Inc. ................................................ 948,000 10,049
Pacific Premier Bancorp, Inc. .............................................. 560,885 11,599
Primerica, Inc. ......................................................... 55,900 11,055
Prosperity Bancshares, Inc. ................................................ 209,000 11,804
RLI Corp. ............................................................ 66,257 9,042
SouthState Corp. ....................................................... 258,400 17,003

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Stewart Information Services Corp. .......................................... 217,100 $ 8,931
Stifel Financial Corp. .................................................... 157,400 9,392
Synovus Financial Corp. .................................................. 298,000 9,015
The Hanover Insurance Group, Inc. .......................................... 69,929 7,904
United Community Banks, Inc. ............................................. 562,700 14,062
Valley National Bancorp .................................................. 1,866,500 14,465
Veritex Holdings, Inc. .................................................... 424,383 7,609
Virtus Investment Partners, Inc. ............................................. 61,000 12,046
299,583
Health Care (8.1%):
Brookdale Senior Living, Inc. (a) ............................................ 1,545,840 6,523
Collegium Pharmaceutical, Inc. (a) ........................................... 379,000 8,145
Encompass Health Corp. .................................................. 171,652 11,623
Haemonetics Corp. (a) .................................................... 110,988 9,449
Ironwood Pharmaceuticals, Inc. (a) ........................................... 1,185,790 12,617
LivaNova PLC (a) ....................................................... 308,221 15,852
Patterson Cos., Inc. ..................................................... 518,706 17,252
Perrigo Co. PLC ....................................................... 248,500 8,437
Prestige Consumer Healthcare, Inc. (a) ........................................ 212,200 12,611
Select Medical Holdings Corp. ............................................. 484,717 15,443
Supernus Pharmaceuticals, Inc. (a) ........................................... 336,400 10,112
128,064
Industrials (19.3%):
AAR Corp. (a) ......................................................... 280,400 16,196
ArcBest Corp. ......................................................... 132,100 13,052
Atkore, Inc. (a) ......................................................... 100,739 15,709
Boise Cascade Co. ...................................................... 200,000 18,070
BWX Technologies, Inc. .................................................. 175,000 12,525
Core & Main, Inc. , Class A (a) .............................................. 508,000 15,921
Curtiss-Wright Corp. .................................................... 88,600 16,272
Esab Corp. ............................................................ 192,715 12,823
Federal Signal Corp. ..................................................... 193,000 12,358
Fluor Corp. (a) ......................................................... 327,100 9,682
Gibraltar Industries, Inc. (a) ................................................ 311,224 19,582
Hayward Holdings, Inc. (a) ................................................ 954,000 12,259
Hub Group, Inc. , Class A (a) ............................................... 149,840 12,035
Kirby Corp. (a) ......................................................... 141,587 10,895
Matson, Inc. .......................................................... 154,792 12,032
Moog, Inc. , Class A ..................................................... 154,110 16,710
Ryder System, Inc. ...................................................... 112,200 9,514
Terex Corp. ........................................................... 244,474 14,627
The Timken Co. ........................................................ 155,400 14,224
UFP Industries, Inc. ..................................................... 174,100 16,896
Wabash National Corp. ................................................... 420,100 10,771
Werner Enterprises, Inc. .................................................. 274,865 12,144
304,297
Information Technology (8.7%):
Belden, Inc. ........................................................... 191,500 18,317
Diodes, Inc. (a) ......................................................... 148,300 13,716
FormFactor, Inc. (a) ..................................................... 450,900 15,430
Harmonic, Inc. (a) ....................................................... 456,200 7,377
Infinera Corp. (a) (b) ..................................................... 1,815,000 8,766
Plexus Corp. (a) ........................................................ 106,600 10,472
Progress Software Corp. .................................................. 145,000 8,425
Sanmina Corp. (a) ....................................................... 273,000 16,454
Semtech Corp. (a) ....................................................... 343,400 8,743
Teradata Corp. (a) ....................................................... 231,506 12,365
Veeco Instruments, Inc. (a) ................................................. 519,252 13,334
Verint Systems, Inc. (a) ................................................... 105,000 3,681
137,080

Victory Portfolios
Victory Integrity Small-Cap Value Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Materials (5.4%):
ATI, Inc. (a) ........................................................... 304,000 $ 13,446
Commercial Metals Co. .................................................. 275,900 14,529
Ecovyst, Inc. (a) ........................................................ 1,228,000 14,073
LSB Industries, Inc. (a) ................................................... 877,000 8,638
O-I Glass, Inc. (a) ....................................................... 680,200 14,509
Summit Materials, Inc. , Class A (a) .......................................... 292,000 11,052
Tronox Holdings PLC ................................................... 753,500 9,577
85,824
Real Estate (8.9%):
Alexander & Baldwin, Inc. ................................................ 412,000 7,655
CareTrust REIT, Inc. .................................................... 569,076 11,302
DiamondRock Hospitality Co. .............................................. 1,528,000 12,239
Easterly Government Properties, Inc. ......................................... 820,000 11,890
Essential Properties Realty Trust, Inc. ........................................ 549,692 12,940
LXP Industrial Trust ..................................................... 1,322,292 12,892
Physicians Realty Trust ................................................... 1,062,000 14,857
Sabra Health Care REIT, Inc. .............................................. 1,160,000 13,653
SITE Centers Corp. ..................................................... 1,172,958 15,507
STAG Industrial, Inc. .................................................... 352,500 12,648
Summit Hotel Properties, Inc. .............................................. 1,238,000 8,059
Veris Residential, Inc. (a) .................................................. 455,000 7,303
140,945
Utilities (3.8%):
ALLETE, Inc. ......................................................... 247,887 14,370
NorthWestern Corp. ..................................................... 242,900 13,787
ONE Gas, Inc. ......................................................... 208,500 16,015
Portland General Electric Co. .............................................. 321,600 15,060
59,232
Total Common Stocks (Cost $1,374,684)
a
a
a
1,550,658
Exchange-Traded Funds (0.9%)
iShares Russell 2000 Value ETF ............................................ 100,000 14,080
Total Exchange-Traded Funds (Cost $13,347)
a
a
a
14,080
Collateral for Securities Loaned (1.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (c) ........ 5,973,598 5,974
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (c) ............ 5,973,598 5,974
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (c) ............... 5,973,598 5,973
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (c) . 5,973,598 5,973
Total Collateral for Securities Loaned (Cost $23,894)
a
a
a
23,894
Total Investments (Cost $1,411,925) — 100.7% 1,588,632
Liabilities in excess of other assets — (0.7)% (11,645)
NET ASSETS - 100.00% $ 1,576,987
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2023.
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund
44
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.0%)
Communication Services (1.9%):
Cinemark Holdings, Inc. (a) ................................................ 113,968 $ 1,881
Liberty Media Corp.-Liberty Formula One , Class C (a) ............................ 26,200 1,972
Lions Gate Entertainment Corp. , Class B (a) .................................... 120,000 1,002
4,855
Consumer Discretionary (15.3%):
Aramark ............................................................. 52,000 2,239
Asbury Automotive Group, Inc. (a) ........................................... 7,600 1,827
Bloomin' Brands, Inc. .................................................... 92,246 2,480
Brunswick Corp. ....................................................... 22,865 1,981
Caesars Entertainment, Inc. (a) .............................................. 36,886 1,880
Foot Locker, Inc. ....................................................... 44,800 1,215
Light & Wonder, Inc. (a) .................................................. 33,597 2,310
Macy's, Inc. ........................................................... 126,655 2,033
Marriott Vacations Worldwide Corp. ......................................... 15,426 1,893
Meritage Homes Corp. ................................................... 13,677 1,946
Nordstrom, Inc. (b) ...................................................... 64,104 1,312
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 125,143 2,724
PulteGroup, Inc. ........................................................ 42,450 3,298
PVH Corp. ........................................................... 25,955 2,205
Ralph Lauren Corp. ..................................................... 19,892 2,453
Signet Jewelers Ltd. ..................................................... 28,950 1,889
Tapestry, Inc. .......................................................... 65,742 2,814
Visteon Corp. (a) ........................................................ 15,437 2,217
38,716
Consumer Staples (3.9%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 26,825 1,690
Coty, Inc. , Class A (a) .................................................... 157,207 1,932
MGP Ingredients, Inc. .................................................... 17,288 1,838
Molson Coors Beverage Co. , Class B ......................................... 34,600 2,278
Performance Food Group Co. (a) ............................................ 36,300 2,187
9,925
Energy (6.0%):
Cactus, Inc. , Class A ..................................................... 34,618 1,465
Chord Energy Corp. ..................................................... 10,379 1,596
Civitas Resources, Inc. ................................................... 25,450 1,765
Diamond Offshore Drilling, Inc. (a) .......................................... 132,036 1,880
Green Plains, Inc. (a) ..................................................... 45,900 1,480
International Seaways, Inc. ................................................ 37,775 1,445
Ovintiv, Inc. .......................................................... 49,681 1,891
PDC Energy, Inc. ....................................................... 22,054 1,569
Permian Resources Corp. ................................................. 196,600 2,155
15,246
Financials (15.2%):
AGNC Investment Corp. ................................................. 199,000 2,016
American Financial Group, Inc. ............................................. 15,495 1,840
Artisan Partners Asset Management, Inc. , Class A ................................ 56,400 2,217
Atlantic Union Bankshares Corp. ............................................ 61,020 1,583
Blackstone Mortgage Trust, Inc. , Class A (b) .................................... 96,800 2,014
East West Bancorp, Inc. .................................................. 28,078 1,482
Euronet Worldwide, Inc. (a) ................................................ 20,905 2,454
First American Financial Corp. ............................................. 31,545 1,799
Glacier Bancorp, Inc. .................................................... 58,224 1,815
Kinsale Capital Group, Inc. ................................................ 5,759 2,155
MGIC Investment Corp. .................................................. 137,524 2,172
Prosperity Bancshares, Inc. ................................................ 36,719 2,074
Reinsurance Group of America, Inc. ......................................... 12,300 1,706
SouthState Corp. ....................................................... 31,400 2,066
Stifel Financial Corp. .................................................... 32,862 1,961

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Synovus Financial Corp. .................................................. 57,800 $ 1,748
Unum Group .......................................................... 57,284 2,732
Valley National Bancorp .................................................. 178,000 1,380
Veritex Holdings, Inc. .................................................... 66,000 1,183
Voya Financial, Inc. ..................................................... 29,588 2,122
38,519
Health Care (7.2%):
Encompass Health Corp. .................................................. 33,145 2,244
Ironwood Pharmaceuticals, Inc. (a) ........................................... 172,200 1,832
Jazz Pharmaceuticals PLC (a) .............................................. 12,156 1,507
LivaNova PLC (a) ....................................................... 38,568 1,984
Organon & Co. ........................................................ 78,686 1,637
Perrigo Co. PLC ....................................................... 63,450 2,154
Prestige Consumer Healthcare, Inc. (a) ........................................ 31,900 1,896
Select Medical Holdings Corp. ............................................. 67,424 2,148
Tenet Healthcare Corp. (a) ................................................. 33,750 2,747
18,149
Industrials (21.4%):
AECOM ............................................................. 30,808 2,609
Alaska Air Group, Inc. (a) ................................................. 45,225 2,405
Atkore, Inc. (a) ......................................................... 16,389 2,556
Builders FirstSource, Inc. (a) ............................................... 23,800 3,237
Carlisle Cos., Inc. ....................................................... 5,069 1,300
Clean Harbors, Inc. (a) ................................................... 18,328 3,014
Core & Main, Inc. , Class A (a) .............................................. 83,379 2,613
Curtiss-Wright Corp. .................................................... 17,336 3,184
Fluor Corp. (a) ......................................................... 60,899 1,803
Forward Air Corp. ...................................................... 19,116 2,028
Huntington Ingalls Industries, Inc. ........................................... 12,122 2,759
ITT, Inc. ............................................................. 29,300 2,731
KBR, Inc. ............................................................ 35,500 2,310
Kirby Corp. (a) ......................................................... 30,755 2,367
Knight-Swift Transportation Holdings, Inc. .................................... 44,704 2,484
Matson, Inc. .......................................................... 27,600 2,145
Pentair PLC ........................................................... 44,000 2,842
Ryder System, Inc. ...................................................... 19,999 1,696
Saia, Inc. (a) ........................................................... 8,100 2,773
Terex Corp. ........................................................... 37,785 2,261
The Timken Co. ........................................................ 28,750 2,631
Westinghouse Air Brake Technologies Corp. .................................... 21,296 2,335
54,083
Information Technology (9.9%):
Belden, Inc. ........................................................... 28,000 2,678
Ciena Corp. (a) ......................................................... 52,250 2,220
Diodes, Inc. (a) ......................................................... 23,000 2,127
DXC Technology Co. (a) .................................................. 79,024 2,112
Flex Ltd. (a) ........................................................... 104,600 2,891
FormFactor, Inc. (a) ..................................................... 72,027 2,465
Jabil, Inc. ............................................................ 20,727 2,237
Juniper Networks, Inc. ................................................... 82,000 2,569
Progress Software Corp. .................................................. 28,699 1,668
Semtech Corp. (a) ....................................................... 59,361 1,511
Teradata Corp. (a) ....................................................... 37,186 1,986
Verint Systems, Inc. (a) ................................................... 18,446 647
25,111
Materials (7.1%):
Alcoa Corp. ........................................................... 73,705 2,501
Berry Global Group, Inc. ................................................. 34,450 2,216
CF Industries Holdings, Inc. ............................................... 26,730 1,856
Cleveland-Cliffs, Inc. (a) .................................................. 116,527 1,953

Victory Portfolios
Victory Integrity Small/Mid-Cap Value Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
O-I Glass, Inc. (a) ....................................................... 118,392 $ 2,525
Olin Corp. ............................................................ 43,361 2,228
Reliance Steel & Aluminum Co. ............................................ 10,146 2,756
Westlake Corp. ........................................................ 15,900 1,900
17,935
Real Estate (8.4%):
Apartment Income REIT Corp. ............................................. 75,868 2,738
Camden Property Trust ................................................... 16,469 1,793
Federal Realty Investment Trust ............................................ 27,691 2,680
First Industrial Realty Trust, Inc. ............................................ 56,338 2,966
Gaming and Leisure Properties, Inc. ......................................... 56,500 2,738
Highwoods Properties, Inc. ................................................ 81,580 1,950
Host Hotels & Resorts, Inc. ................................................ 140,498 2,365
Medical Properties Trust, Inc. (b) ............................................ 205,000 1,898
SITE Centers Corp. ..................................................... 152,000 2,009
21,137
Utilities (2.7%):
ALLETE, Inc. ......................................................... 40,010 2,319
UGI Corp. ............................................................ 69,050 1,862
Vistra Corp. ........................................................... 97,164 2,551
6,732
Total Common Stocks (Cost $219,983)
a
a
a
250,408
Collateral for Securities Loaned (2.1%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (c) ........ 1,314,333 1,314
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (c) ............ 1,314,333 1,314
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (c) ............... 1,314,333 1,314
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (c) . 1,314,333 1,315
Total Collateral for Securities Loaned (Cost $5,257)
a
a
a
5,257
Total Investments (Cost $225,240) — 101.1% 255,665
Liabilities in excess of other assets — (1.1)% (2,691)
NET ASSETS - 100.00% $ 252,974
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2023.
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Munder Multi-Cap Fund
47
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.2%)
Communication Services (5.6%):
Alphabet, Inc. , Class A (a) ................................................. 154,460 $ 18,489
T-Mobile U.S., Inc. (a) .................................................... 15,900 2,209
World Wrestling Entertainment, Inc. , Class A ................................... 20,800 2,256
22,954
Communications Equipment (1.4%):
Arista Networks, Inc. (a) .................................................. 22,000 3,565
Cisco Systems, Inc. ..................................................... 44,200 2,287
5,852
Consumer Discretionary (8.7%):
Amazon.com, Inc. (a) .................................................... 86,200 11,237
AutoZone, Inc. (a) ....................................................... 2,400 5,984
Booking Holdings, Inc. (a) ................................................. 1,500 4,051
Brunswick Corp. ....................................................... 42,300 3,665
Chipotle Mexican Grill, Inc. (a) ............................................. 1,100 2,353
McDonald's Corp. ...................................................... 13,600 4,058
O'Reilly Automotive, Inc. (a) ............................................... 2,400 2,293
Texas Roadhouse, Inc. ................................................... 19,900 2,234
35,875
Consumer Staples (6.6%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 52,600 3,314
Casey's General Stores, Inc. ............................................... 17,200 4,195
Darling Ingredients, Inc. (a) ................................................ 85,400 5,448
PepsiCo, Inc. .......................................................... 17,900 3,315
Philip Morris International, Inc. ............................................. 52,600 5,135
Walmart, Inc. .......................................................... 38,000 5,973
27,380
Electronic Equipment, Instruments & Components (2.0%):
Fabrinet (a) ............................................................ 24,400 3,169
Jabil, Inc. ............................................................ 49,200 5,310
8,479
Energy (4.5%):
Chevron Corp. ......................................................... 35,810 5,635
Diamondback Energy, Inc. ................................................ 24,400 3,205
EOG Resources, Inc. .................................................... 20,600 2,357
Halliburton Co. ........................................................ 77,100 2,544
Matador Resources Co. ................................................... 43,900 2,297
Schlumberger NV ...................................................... 49,700 2,441
18,479
Financials (15.3%):
Ameriprise Financial, Inc. ................................................. 16,600 5,514
Axos Financial, Inc. (a) ................................................... 136,100 5,368
Fiserv, Inc. (a) .......................................................... 44,100 5,563
Globe Life, Inc. ........................................................ 31,800 3,486
Interactive Brokers Group, Inc. ............................................. 29,900 2,484
JPMorgan Chase & Co. .................................................. 41,500 6,036
Kinsale Capital Group, Inc. ................................................ 17,600 6,586
LPL Financial Holdings, Inc. ............................................... 22,600 4,914
Morgan Stanley ........................................................ 39,700 3,390
NMI Holdings, Inc. , Class A (a) ............................................. 164,400 4,245
The Bancorp, Inc. (a) ..................................................... 174,400 5,694
The Hartford Financial Services Group, Inc. .................................... 32,400 2,333
Visa, Inc. , Class A ...................................................... 32,600 7,742
63,355
Health Care (13.7%):
Agilent Technologies, Inc. ................................................. 16,500 1,984
AmerisourceBergen Corp. ................................................. 30,700 5,908

Victory Portfolios
Victory Munder Multi-Cap Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Elevance Health, Inc. .................................................... 8,700 $ 3,865
Eli Lilly & Co. ......................................................... 12,400 5,815
Lantheus Holdings, Inc. (a) ................................................ 45,000 3,776
McKesson Corp. ....................................................... 13,400 5,726
Merck & Co., Inc. ...................................................... 22,400 2,585
Novo Nordisk A/S , ADR .................................................. 22,400 3,625
Shockwave Medical, Inc. (a) ............................................... 6,900 1,969
Stryker Corp. .......................................................... 23,000 7,017
The Cigna Group ....................................................... 20,100 5,640
The Ensign Group, Inc. ................................................... 57,500 5,489
Thermo Fisher Scientific, Inc. .............................................. 6,000 3,131
56,530
Industrials (10.8%):
AGCO Corp. .......................................................... 28,600 3,759
Clean Harbors, Inc. (a) ................................................... 28,000 4,604
Comfort Systems USA, Inc. ............................................... 25,300 4,154
GXO Logistics, Inc. (a) ................................................... 90,900 5,710
Lockheed Martin Corp. ................................................... 4,100 1,888
Marten Transport Ltd. .................................................... 84,000 1,806
Raytheon Technologies Corp. .............................................. 18,800 1,842
The Timken Co. ........................................................ 50,900 4,659
UFP Industries, Inc. ..................................................... 46,600 4,522
United Rentals, Inc. ..................................................... 9,900 4,409
Verra Mobility Corp. (a) .................................................. 221,000 4,358
W.W. Grainger, Inc. ..................................................... 3,500 2,760
44,471
Materials (2.9%):
Graphic Packaging Holding Co. ............................................ 149,100 3,583
Livent Corp. (a) ........................................................ 162,700 4,463
Summit Materials, Inc. , Class A (a) .......................................... 103,130 3,903
11,949
Real Estate (1.6%):
Simon Property Group, Inc. ............................................... 26,100 3,014
VICI Properties, Inc. .................................................... 110,600 3,476
6,490
Semiconductors & Semiconductor Equipment (8.2%):
Advanced Micro Devices, Inc. (a) ............................................ 26,000 2,962
Applied Materials, Inc. ................................................... 16,500 2,385
Broadcom, Inc. ........................................................ 8,800 7,633
Microchip Technology, Inc. ................................................ 72,300 6,477
NVIDIA Corp. ......................................................... 23,100 9,772
ON Semiconductor Corp. (a) ............................................... 49,800 4,710
33,939
Software (10.0%):
Box, Inc. , Class A (a) .................................................... 137,100 4,028
Cadence Design Systems, Inc. (a) ............................................ 26,800 6,285
Fortinet, Inc. (a) ........................................................ 79,700 6,025
Microsoft Corp. ........................................................ 73,560 25,050
41,388
Technology Hardware, Storage & Peripherals (6.9%):
Apple, Inc. ........................................................... 146,280 28,374
Total Common Stocks (Cost $288,534)
a
a
a
405,515

Victory Portfolios
Victory Munder Multi-Cap Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Exchange-Traded Funds (0.5%)
iShares Russell 3000 ETF ................................................. 8,700 $ 2,214
Total Exchange-Traded Funds (Cost $1,973)
a
a
a
2,214
Total Investments (Cost $290,507) — 98.7% 407,729
Other assets in excess of liabilities — 1.3% 5,483
NET ASSETS - 100.00% $ 413,212
(a) Non-income producing security.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory S&P 500 Index Fund
50
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.0%)
Communication Services (8.3%):
Activision Blizzard, Inc. (a) ................................................ 4,559 $ 384
Alphabet, Inc. , Class A (a) ................................................. 37,864 4,532
Alphabet, Inc. , Class C (a) ................................................. 32,570 3,940
AT&T, Inc. ........................................................... 45,563 727
Charter Communications, Inc. , Class A (a) ..................................... 662 243
Comcast Corp. , Class A .................................................. 26,509 1,102
Electronic Arts, Inc. ..................................................... 1,660 215
Fox Corp. , Class A ...................................................... 1,715 58
Fox Corp. , Class B ...................................................... 871 28
Live Nation Entertainment, Inc. (a) ........................................... 917 84
Match Group, Inc. (a) .................................................... 1,775 74
Meta Platforms, Inc. , Class A (a) ............................................ 14,099 4,046
Netflix, Inc. (a) ......................................................... 2,833 1,248
News Corp. , Class A ..................................................... 2,428 47
News Corp. , Class B .................................................... 748 15
Omnicom Group, Inc. .................................................... 1,272 121
Paramount Global , Class B ................................................ 3,231 51
Take-Two Interactive Software, Inc. (a) ........................................ 1,011 149
The Interpublic Group of Cos., Inc. .......................................... 2,460 95
The Walt Disney Co. (a) .................................................. 11,646 1,040
T-Mobile U.S., Inc. (a) .................................................... 3,671 510
Verizon Communications, Inc. .............................................. 26,793 997
Warner Bros Discovery, Inc. (a) ............................................. 14,129 177
19,883
Communications Equipment (0.9%):
Arista Networks, Inc. (a) .................................................. 1,591 258
Cisco Systems, Inc. ..................................................... 26,104 1,351
F5, Inc. (a) ............................................................ 385 56
Juniper Networks, Inc. ................................................... 2,050 64
Motorola Solutions, Inc. .................................................. 1,069 314
2,043
Consumer Discretionary (10.5%):
Advance Auto Parts, Inc. ................................................. 379 27
Amazon.com, Inc. (a) .................................................... 56,891 7,416
Aptiv PLC (a) .......................................................... 1,724 176
AutoZone, Inc. (a) ....................................................... 117 292
Bath & Body Works, Inc. ................................................. 1,459 55
Best Buy Co., Inc. ...................................................... 1,240 102
Booking Holdings, Inc. (a) ................................................. 235 635
BorgWarner, Inc. ....................................................... 1,494 73
Caesars Entertainment, Inc. (a) .............................................. 1,372 70
CarMax, Inc. (a) ........................................................ 1,008 84
Carnival Corp. (a) ....................................................... 6,401 120
Chipotle Mexican Grill, Inc. (a) ............................................. 176 376
D.R. Horton, Inc. ....................................................... 1,978 241
Darden Restaurants, Inc. .................................................. 771 129
Domino's Pizza, Inc. ..................................................... 225 76
eBay, Inc. ............................................................ 3,408 152
Etsy, Inc. (a) ........................................................... 786 66
Expedia Group, Inc. (a) ................................................... 909 99
Ford Motor Co. ........................................................ 25,046 379
Garmin Ltd. ........................................................... 975 102
General Motors Co. ..................................................... 8,860 342
Genuine Parts Co. ...................................................... 896 152
Hasbro, Inc. ........................................................... 830 54
Hilton Worldwide Holdings, Inc. ............................................ 1,687 246
Las Vegas Sands Corp. (a) ................................................. 2,094 121
Lennar Corp. , Class A .................................................... 1,617 203
LKQ Corp. ........................................................... 1,618 94
Lowe's Cos., Inc. ....................................................... 3,801 858

Victory Portfolios
Victory S&P 500 Index Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Marriott International, Inc. , Class A .......................................... 1,643 $ 302
McDonald's Corp. ...................................................... 4,653 1,388
MGM Resorts International ................................................ 1,924 84
Mohawk Industries, Inc. (a) ................................................ 337 35
Newell Brands, Inc. ..................................................... 2,402 21
NIKE, Inc. , Class B ..................................................... 7,852 867
Norwegian Cruise Line Holdings Ltd. (a) ...................................... 2,703 59
NVR, Inc. (a) .......................................................... 19 121
O'Reilly Automotive, Inc. (a) ............................................... 388 371
Pool Corp. ............................................................ 249 93
PulteGroup, Inc. ........................................................ 1,423 111
Ralph Lauren Corp. ..................................................... 262 32
Ross Stores, Inc. ....................................................... 2,180 244
Royal Caribbean Cruises Ltd. (a) ............................................ 1,402 145
Starbucks Corp. ........................................................ 7,306 724
Tapestry, Inc. .......................................................... 1,477 63
Tesla, Inc. (a) .......................................................... 17,170 4,495
The Home Depot, Inc. ................................................... 6,454 2,005
The TJX Cos., Inc. ...................................................... 7,339 622
Tractor Supply Co. ...................................................... 698 154
Ulta Beauty, Inc. (a) ..................................................... 319 150
VF Corp. ............................................................. 2,105 40
Whirlpool Corp. ........................................................ 349 52
Wynn Resorts Ltd. ...................................................... 660 70
Yum! Brands, Inc. ...................................................... 1,785 247
25,235
Consumer Staples (6.6%):
Altria Group, Inc. ....................................................... 11,377 515
Archer-Daniels-Midland Co. ............................................... 3,471 262
Brown-Forman Corp. , Class B ............................................. 1,166 78
Bunge Ltd. ........................................................... 960 91
Campbell Soup Co. ..................................................... 1,279 58
Church & Dwight Co., Inc. ................................................ 1,557 156
Colgate-Palmolive Co. ................................................... 5,287 407
Conagra Brands, Inc. .................................................... 3,039 103
Constellation Brands, Inc. , Class A .......................................... 1,028 253
Costco Wholesale Corp. .................................................. 2,826 1,521
Dollar General Corp. .................................................... 1,396 237
Dollar Tree, Inc. (a) ...................................................... 1,325 190
General Mills, Inc. ...................................................... 3,743 287
Hormel Foods Corp. ..................................................... 1,846 74
Kellogg Co. ........................................................... 1,638 110
Keurig Dr Pepper, Inc. ................................................... 5,368 168
Kimberly-Clark Corp. .................................................... 2,150 297
Lamb Weston Holdings, Inc. ............................................... 929 107
McCormick & Co., Inc. .................................................. 1,599 140
Molson Coors Beverage Co. , Class B ......................................... 1,197 79
Mondelez International, Inc. , Class A ......................................... 8,679 633
Monster Beverage Corp. (a) ................................................ 4,870 280
PepsiCo, Inc. .......................................................... 8,780 1,626
Philip Morris International, Inc. ............................................. 9,893 966
Sysco Corp. ........................................................... 3,229 240
Target Corp. .......................................................... 2,942 388
The Clorox Co. ........................................................ 788 125
The Coca-Cola Co. ...................................................... 24,806 1,494
The Estee Lauder Cos., Inc. ............................................... 1,478 290
The Hershey Co. ....................................................... 939 235
The J.M. Smucker Co. ................................................... 680 100
The Kraft Heinz Co. ..................................................... 5,084 181
The Kroger Co. ........................................................ 4,162 196
The Procter & Gamble Co. ................................................ 15,022 2,279
Tyson Foods, Inc. , Class A ................................................ 1,820 93
Walgreens Boots Alliance, Inc. ............................................. 4,564 130

Victory Portfolios
Victory S&P 500 Index Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Walmart, Inc. .......................................................... 8,939 $ 1,405
15,794
Electronic Equipment, Instruments & Components (0.6%):
Amphenol Corp. , Class A ................................................. 3,794 322
CDW Corp. ........................................................... 859 158
Corning, Inc. .......................................................... 4,876 171
Keysight Technologies, Inc. (a) ............................................. 1,135 190
TE Connectivity Ltd. .................................................... 2,008 281
Teledyne Technologies, Inc. (a) ............................................. 300 123
Trimble, Inc. (a) ........................................................ 1,579 84
Zebra Technologies Corp. (a) ............................................... 328 97
1,426
Energy (4.1%):
APA Corp. ............................................................ 1,967 67
Baker Hughes Co. ...................................................... 6,452 204
Chevron Corp. ......................................................... 11,107 1,748
ConocoPhillips ........................................................ 7,712 799
Coterra Energy, Inc. ..................................................... 4,827 122
Devon Energy Corp. ..................................................... 4,090 198
Diamondback Energy, Inc. ................................................ 1,154 152
EOG Resources, Inc. .................................................... 3,727 427
EQT Corp. ............................................................ 2,305 95
Exxon Mobil Corp. ..................................................... 25,767 2,763
Halliburton Co. ........................................................ 5,750 190
Hess Corp. ............................................................ 1,761 239
Kinder Morgan, Inc. ..................................................... 12,570 216
Marathon Oil Corp. ..................................................... 3,936 91
Marathon Petroleum Corp. ................................................ 2,704 315
Occidental Petroleum Corp. ............................................... 4,579 269
ONEOK, Inc. .......................................................... 2,852 176
Phillips 66 ............................................................ 2,924 279
Pioneer Natural Resources Co. ............................................. 1,490 309
Schlumberger NV ...................................................... 9,084 446
Targa Resources Corp. ................................................... 1,440 110
The Williams Cos., Inc. .................................................. 7,764 253
Valero Energy Corp. ..................................................... 2,304 270
9,738
Financials (12.3%):
Aflac, Inc. ............................................................ 3,504 245
American Express Co. ................................................... 3,790 660
American International Group, Inc. .......................................... 4,613 265
Ameriprise Financial, Inc. ................................................. 664 221
Aon PLC , Class A ...................................................... 1,302 449
Arch Capital Group Ltd. (a) ................................................ 2,374 178
Arthur J. Gallagher & Co. ................................................. 1,365 300
Assurant, Inc. ......................................................... 339 43
Bank of America Corp. ................................................... 44,187 1,268
Berkshire Hathaway, Inc. , Class B (a) ......................................... 11,365 3,875
BlackRock, Inc. ........................................................ 954 659
Brown & Brown, Inc. .................................................... 1,500 103
Capital One Financial Corp. ............................................... 2,433 266
Cboe Global Markets, Inc. ................................................ 673 93
Chubb Ltd. ........................................................... 2,640 508
Cincinnati Financial Corp. ................................................ 1,002 97
Citigroup, Inc. ......................................................... 12,407 571
Citizens Financial Group, Inc. .............................................. 3,085 80
CME Group, Inc. ....................................................... 2,293 425
Comerica, Inc. ......................................................... 839 36
Discover Financial Services ............................................... 1,618 189
Everest Re Group Ltd. ................................................... 273 93
FactSet Research Systems, Inc. ............................................. 244 98

Victory Portfolios
Victory S&P 500 Index Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Fidelity National Information Services, Inc. .................................... 3,776 $ 207
Fifth Third Bancorp ..................................................... 4,338 114
Fiserv, Inc. (a) .......................................................... 3,934 496
FleetCor Technologies, Inc. (a) .............................................. 471 118
Franklin Resources, Inc. .................................................. 1,820 49
Global Payments, Inc. .................................................... 1,670 165
Globe Life, Inc. ........................................................ 566 62
Huntington Bancshares, Inc. ............................................... 9,201 99
Intercontinental Exchange, Inc. ............................................. 3,568 403
Invesco Ltd. ........................................................... 2,920 49
JPMorgan Chase & Co. .................................................. 18,625 2,709
KeyCorp ............................................................. 5,961 55
Lincoln National Corp. ................................................... 983 25
Loews Corp. .......................................................... 1,206 72
M&T Bank Corp. ....................................................... 1,057 131
MarketAxess Holdings, Inc. ............................................... 240 63
Marsh & McLennan Cos., Inc. ............................................. 3,153 593
Mastercard, Inc. , Class A ................................................. 5,333 2,097
MetLife, Inc. .......................................................... 4,100 232
Moody's Corp. ......................................................... 1,006 350
Morgan Stanley ........................................................ 8,302 709
MSCI, Inc. ........................................................... 510 239
Nasdaq, Inc. .......................................................... 2,158 108
Northern Trust Corp. .................................................... 1,328 98
PayPal Holdings, Inc. (a) .................................................. 7,111 474
Principal Financial Group, Inc. ............................................. 1,439 109
Prudential Financial, Inc. ................................................. 2,326 205
Raymond James Financial, Inc. ............................................. 1,216 126
Regions Financial Corp. .................................................. 5,980 107
S&P Global, Inc. ....................................................... 2,090 838
State Street Corp. ....................................................... 2,130 156
Synchrony Financial ..................................................... 2,731 93
T. Rowe Price Group, Inc. ................................................. 1,431 160
The Allstate Corp. ...................................................... 1,675 183
The Bank of New York Mellon Corp. ......................................... 4,577 204
The Charles Schwab Corp. ................................................ 9,471 537
The Goldman Sachs Group, Inc. ............................................ 2,119 683
The Hartford Financial Services Group, Inc. .................................... 1,977 142
The PNC Financial Services Group, Inc. ...................................... 2,544 320
The Progressive Corp. ................................................... 3,731 494
The Travelers Cos., Inc. .................................................. 1,472 256
Truist Financial Corp. .................................................... 8,489 258
U.S. Bancorp .......................................................... 8,890 294
Visa, Inc. , Class A ...................................................... 10,313 2,449
Wells Fargo & Co. ...................................................... 23,914 1,021
Willis Towers Watson PLC ................................................ 678 160
WR Berkley Corp. ...................................................... 1,280 76
Zions Bancorp NA ...................................................... 944 25
29,335
Health Care (13.3%):
Abbott Laboratories ..................................................... 11,083 1,208
AbbVie, Inc. .......................................................... 11,244 1,515
Agilent Technologies, Inc. ................................................. 1,885 227
Align Technology, Inc. (a) ................................................. 454 161
AmerisourceBergen Corp. ................................................. 1,032 199
Amgen, Inc. ........................................................... 3,405 756
Baxter International, Inc. ................................................. 3,224 147
Becton Dickinson & Co. .................................................. 1,810 478
Biogen, Inc. (a) ......................................................... 922 263
Bio-Rad Laboratories, Inc. , Class A (a) ........................................ 136 52
Bio-Techne Corp. ....................................................... 1,003 82
Boston Scientific Corp. (a) ................................................. 9,163 496
Bristol-Myers Squibb Co. ................................................. 13,389 856

Victory Portfolios
Victory S&P 500 Index Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Cardinal Health, Inc. .................................................... 1,623 $ 153
Catalent, Inc. (a) ........................................................ 1,148 50
Centene Corp. (a) ....................................................... 3,497 236
Charles River Laboratories International, Inc. (a) ................................. 326 69
CVS Health Corp. ...................................................... 8,171 565
Danaher Corp. ......................................................... 4,233 1,016
DaVita, Inc. (a) ......................................................... 353 35
DENTSPLY SIRONA, Inc. ................................................ 1,354 54
Dexcom, Inc. (a) ........................................................ 2,471 318
Edwards Lifesciences Corp. (a) ............................................. 3,864 364
Elevance Health, Inc. .................................................... 1,511 671
Eli Lilly & Co. ......................................................... 5,021 2,355
GE HealthCare Technologies, Inc. ........................................... 2,515 204
Gilead Sciences, Inc. .................................................... 7,950 613
HCA Healthcare, Inc. .................................................... 1,315 399
Henry Schein, Inc. (a) .................................................... 835 68
Hologic, Inc. (a) ........................................................ 1,569 127
Humana, Inc. .......................................................... 796 356
IDEXX Laboratories, Inc. (a) ............................................... 529 266
Illumina, Inc. (a) ........................................................ 1,008 189
Incyte Corp. (a) ......................................................... 1,180 73
Insulet Corp. (a) ........................................................ 444 128
Intuitive Surgical, Inc. (a) ................................................. 2,233 764
IQVIA Holdings, Inc. (a) .................................................. 1,183 266
Johnson & Johnson ..................................................... 16,562 2,741
Laboratory Corp. of America Holdings ........................................ 565 136
McKesson Corp. ....................................................... 864 369
Medtronic PLC ........................................................ 8,479 747
Merck & Co., Inc. ...................................................... 16,172 1,866
Mettler-Toledo International, Inc. (a) ......................................... 140 184
Moderna, Inc. (a) ....................................................... 2,089 254
Molina Healthcare, Inc. (a) ................................................ 372 112
Organon & Co. ........................................................ 1,626 34
Pfizer, Inc. ............................................................ 35,979 1,320
Quest Diagnostics, Inc. ................................................... 714 100
Regeneron Pharmaceuticals, Inc. (a) .......................................... 688 494
ResMed, Inc. .......................................................... 936 205
Revvity, Inc. .......................................................... 799 95
STERIS PLC .......................................................... 633 142
Stryker Corp. .......................................................... 2,153 657
Teleflex, Inc. .......................................................... 299 72
The Cigna Group ....................................................... 1,886 529
The Cooper Cos., Inc. .................................................... 315 121
Thermo Fisher Scientific, Inc. .............................................. 2,458 1,282
UnitedHealth Group, Inc. ................................................. 5,934 2,852
Universal Health Services, Inc. , Class B ....................................... 401 63
Vertex Pharmaceuticals, Inc. (a) ............................................. 1,641 577
Viatris, Inc. ........................................................... 7,642 76
Waters Corp. (a) ........................................................ 376 100
West Pharmaceutical Services, Inc. .......................................... 473 181
Zimmer Biomet Holdings, Inc. ............................................. 1,329 193
Zoetis, Inc. ........................................................... 2,945 507
31,788
Industrials (8.5%):
3M Co. .............................................................. 3,516 352
A O Smith Corp. ....................................................... 794 58
Alaska Air Group, Inc. (a) ................................................. 815 43
Allegion PLC ......................................................... 561 67
American Airlines Group, Inc. (a) ............................................ 4,161 75
AMETEK, Inc. ........................................................ 1,469 238
Automatic Data Processing, Inc. ............................................ 2,633 579
Axon Enterprise, Inc. (a) .................................................. 447 87
Broadridge Financial Solutions, Inc. ......................................... 752 125

Victory Portfolios
Victory S&P 500 Index Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
C.H. Robinson Worldwide, Inc. ............................................. 742 $ 70
Carrier Global Corp. ..................................................... 5,321 264
Caterpillar, Inc. ........................................................ 3,285 808
Ceridian HCM Holding, Inc. (a) ............................................. 988 66
Cintas Corp. .......................................................... 551 274
Copart, Inc. (a) ......................................................... 2,734 249
CoStar Group, Inc. (a) .................................................... 2,604 232
CSX Corp. ............................................................ 12,957 442
Cummins, Inc. ......................................................... 902 221
Deere & Co. .......................................................... 1,719 696
Delta Air Lines, Inc. (a) ................................................... 4,096 195
Dover Corp. ........................................................... 891 132
Eaton Corp. PLC ....................................................... 2,540 511
Emerson Electric Co. .................................................... 3,642 329
Equifax, Inc. .......................................................... 782 184
Expeditors International of Washington, Inc. .................................... 974 118
Fastenal Co. ........................................................... 3,639 215
FedEx Corp. .......................................................... 1,474 365
Fortive Corp. .......................................................... 2,253 168
Generac Holdings, Inc. (a) ................................................. 396 59
General Dynamics Corp. .................................................. 1,434 308
General Electric Co. ..................................................... 6,940 762
Honeywell International, Inc. .............................................. 4,241 880
Howmet Aerospace, Inc. .................................................. 2,344 116
Huntington Ingalls Industries, Inc. ........................................... 254 58
IDEX Corp. ........................................................... 482 104
Illinois Tool Works, Inc. .................................................. 1,763 441
Ingersoll Rand, Inc. ..................................................... 2,578 168
J.B. Hunt Transport Services, Inc. ........................................... 528 96
Jack Henry & Associates, Inc. .............................................. 464 78
Jacobs Solutions, Inc. .................................................... 808 96
Johnson Controls International PLC .......................................... 4,373 298
L3Harris Technologies, Inc. ............................................... 1,207 236
Leidos Holdings, Inc. .................................................... 874 77
Lockheed Martin Corp. ................................................... 1,437 662
Masco Corp. .......................................................... 1,435 82
Nordson Corp. ......................................................... 343 85
Norfolk Southern Corp. .................................................. 1,451 329
Northrop Grumman Corp. ................................................. 910 415
Old Dominion Freight Line, Inc. ............................................ 573 212
Otis Worldwide Corp. .................................................... 2,634 234
PACCAR, Inc. ......................................................... 3,331 279
Parker-Hannifin Corp. ................................................... 818 319
Paychex, Inc. .......................................................... 2,045 229
Paycom Software, Inc. ................................................... 310 100
Pentair PLC ........................................................... 1,051 68
Quanta Services, Inc. .................................................... 925 182
Raytheon Technologies Corp. .............................................. 9,312 912
Republic Services, Inc. ................................................... 1,310 201
Robert Half International, Inc. .............................................. 687 52
Rockwell Automation, Inc. ................................................ 732 241
Rollins, Inc. ........................................................... 1,476 63
Snap-on, Inc. .......................................................... 337 97
Southwest Airlines Co. ................................................... 3,793 137
Stanley Black & Decker, Inc. .............................................. 976 91
Textron, Inc. .......................................................... 1,285 87
The Boeing Co. (a) ...................................................... 3,604 761
Trane Technologies PLC .................................................. 1,453 278
TransDigm Group, Inc. ................................................... 333 298
Union Pacific Corp. ..................................................... 3,886 795
United Airlines Holdings, Inc. (a) ............................................ 2,090 115
United Parcel Service, Inc. , Class B .......................................... 4,619 828
United Rentals, Inc. ..................................................... 438 195
Verisk Analytics, Inc. .................................................... 923 209

Victory Portfolios
Victory S&P 500 Index Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
W.W. Grainger, Inc. ..................................................... 285 $ 225
Waste Management, Inc. .................................................. 2,359 409
Westinghouse Air Brake Technologies Corp. .................................... 1,146 126
Xylem, Inc. ........................................................... 1,525 172
20,428
IT Services (1.1%):
Accenture PLC , Class A .................................................. 4,025 1,242
Akamai Technologies, Inc. (a) .............................................. 970 87
Cognizant Technology Solutions Corp. , Class A ................................. 3,234 211
DXC Technology Co. (a) .................................................. 1,451 39
EPAM Systems, Inc. (a) ................................................... 369 83
Gartner, Inc. (a) ........................................................ 504 177
International Business Machines Corp. ........................................ 5,787 774
VeriSign, Inc. (a) ........................................................ 577 130
2,743
Materials (2.5%):
Air Products and Chemicals, Inc. ............................................ 1,416 424
Albemarle Corp. ....................................................... 748 167
Amcor PLC ........................................................... 9,378 94
Avery Dennison Corp. ................................................... 515 89
Ball Corp. ............................................................ 2,005 117
Celanese Corp. ......................................................... 638 74
CF Industries Holdings, Inc. ............................................... 1,242 86
Corteva, Inc. .......................................................... 4,531 260
Dow, Inc. ............................................................ 4,508 240
DuPont de Nemours, Inc. ................................................. 2,925 209
Eastman Chemical Co. ................................................... 759 64
Ecolab, Inc. ........................................................... 1,579 295
FMC Corp. ........................................................... 797 83
Freeport-McMoRan, Inc. ................................................. 9,135 365
International Flavors & Fragrances, Inc. ....................................... 1,626 129
International Paper Co. ................................................... 2,212 70
Linde PLC ............................................................ 3,120 1,189
LyondellBasell Industries NV , Class A ........................................ 1,617 149
Martin Marietta Materials, Inc. ............................................. 395 182
Newmont Corp. ........................................................ 5,065 216
Nucor Corp. ........................................................... 1,601 263
Packaging Corp. of America ............................................... 573 76
PPG Industries, Inc. ..................................................... 1,500 222
Sealed Air Corp. ....................................................... 920 37
Steel Dynamics, Inc. ..................................................... 1,023 111
The Mosaic Co. ........................................................ 2,117 74
The Sherwin-Williams Co. ................................................ 1,496 397
Vulcan Materials Co. .................................................... 848 191
Westrock Co. .......................................................... 1,632 47
5,920
Real Estate (2.4%):
Alexandria Real Estate Equities, Inc. ......................................... 1,003 114
American Tower Corp. ................................................... 2,970 576
AvalonBay Communities, Inc. .............................................. 905 171
Boston Properties, Inc. ................................................... 910 52
Camden Property Trust ................................................... 680 74
CBRE Group, Inc. , Class A (a) .............................................. 1,981 160
Crown Castle, Inc. ...................................................... 2,764 315
Digital Realty Trust, Inc. .................................................. 1,857 212
Equinix, Inc. .......................................................... 596 467
Equity Residential ...................................................... 2,173 143
Essex Property Trust, Inc. ................................................. 409 96
Extra Space Storage, Inc. ................................................. 861 128
Federal Realty Investment Trust ............................................ 468 45
Healthpeak Properties, Inc. ................................................ 3,486 70

Victory Portfolios
Victory S&P 500 Index Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Host Hotels & Resorts, Inc. ................................................ 4,533 $ 76
Invitation Homes, Inc. ................................................... 3,705 127
Iron Mountain, Inc. ..................................................... 1,859 106
Kimco Realty Corp. ..................................................... 3,951 78
Mid-America Apartment Communities, Inc. .................................... 744 113
Prologis, Inc. .......................................................... 5,886 722
Public Storage ......................................................... 1,008 294
Realty Income Corp. .................................................... 4,291 257
Regency Centers Corp. ................................................... 981 61
SBA Communications Corp. ............................................... 690 160
Simon Property Group, Inc. ............................................... 2,084 241
UDR, Inc. ............................................................ 1,972 85
Ventas, Inc. ........................................................... 2,550 121
VICI Properties, Inc. .................................................... 6,400 201
Welltower, Inc. ......................................................... 3,168 256
Weyerhaeuser Co. ...................................................... 4,667 156
5,677
Semiconductors & Semiconductor Equipment (7.3%):
Advanced Micro Devices, Inc. (a) ............................................ 10,263 1,169
Analog Devices, Inc. .................................................... 3,224 628
Applied Materials, Inc. ................................................... 5,386 779
Broadcom, Inc. ........................................................ 2,657 2,305
Enphase Energy, Inc. (a) .................................................. 873 146
First Solar, Inc. (a) ...................................................... 633 120
Intel Corp. ............................................................ 26,583 889
KLA Corp. ........................................................... 874 424
Lam Research Corp. ..................................................... 856 550
Microchip Technology, Inc. ................................................ 3,491 313
Micron Technology, Inc. .................................................. 6,975 440
Monolithic Power Systems, Inc. ............................................ 287 155
NVIDIA Corp. ......................................................... 15,762 6,668
NXP Semiconductors NV ................................................. 1,655 339
ON Semiconductor Corp. (a) ............................................... 2,752 260
Qorvo, Inc. (a) ......................................................... 637 65
QUALCOMM, Inc. ..................................................... 7,100 845
Skyworks Solutions, Inc. ................................................. 1,014 112
SolarEdge Technologies, Inc. (a) ............................................ 359 97
Teradyne, Inc. ......................................................... 988 110
Texas Instruments, Inc. ................................................... 5,785 1,041
17,455
Software (10.2%):
Adobe, Inc. (a) ......................................................... 2,923 1,429
ANSYS, Inc. (a) ........................................................ 552 182
Autodesk, Inc. (a) ....................................................... 1,365 279
Cadence Design Systems, Inc. (a) ............................................ 1,738 408
Fair Isaac Corp. (a) ...................................................... 159 129
Fortinet, Inc. (a) ........................................................ 4,154 314
Gen Digital, Inc. ....................................................... 3,625 67
Intuit, Inc. ............................................................ 1,788 819
Microsoft Corp. ........................................................ 47,388 16,138
Oracle Corp. .......................................................... 9,808 1,168
Palo Alto Networks, Inc. (a) ................................................ 1,929 493
PTC, Inc. (a) ........................................................... 679 97
Roper Technologies, Inc. .................................................. 679 327
Salesforce, Inc. (a) ...................................................... 6,240 1,318
ServiceNow, Inc. (a) ..................................................... 1,298 729
Synopsys, Inc. (a) ....................................................... 971 423
Tyler Technologies, Inc. (a) ................................................ 267 111
24,431
Technology Hardware, Storage & Peripherals (7.9%):
Apple, Inc. ........................................................... 94,229 18,277

Victory Portfolios
Victory S&P 500 Index Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Hewlett Packard Enterprise Co. ............................................. 8,259 $ 139
HP, Inc. .............................................................. 5,525 170
NetApp, Inc. .......................................................... 1,363 104
Seagate Technology Holdings PLC .......................................... 1,227 76
Western Digital Corp. (a) .................................................. 2,039 77
18,843
Utilities (2.5%):
Alliant Energy Corp. .................................................... 1,602 84
Ameren Corp. ......................................................... 1,674 137
American Electric Power Co., Inc. ........................................... 3,281 276
American Water Works Co., Inc. ............................................ 1,241 177
Atmos Energy Corp. ..................................................... 921 107
CenterPoint Energy, Inc. .................................................. 4,022 117
CMS Energy Corp. ...................................................... 1,859 109
Consolidated Edison, Inc. ................................................. 2,209 200
Constellation Energy Corp. ................................................ 2,068 189
Dominion Energy, Inc. ................................................... 5,328 276
DTE Energy Co. ....................................................... 1,314 145
Duke Energy Corp. ...................................................... 4,912 441
Edison International ..................................................... 2,441 170
Entergy Corp. ......................................................... 1,348 131
Evergy, Inc. ........................................................... 1,464 86
Eversource Energy ...................................................... 2,223 158
Exelon Corp. .......................................................... 6,339 258
FirstEnergy Corp. ....................................................... 3,468 135
NextEra Energy, Inc. .................................................... 12,896 957
NiSource, Inc. ......................................................... 2,633 72
NRG Energy, Inc. ....................................................... 1,467 55
PG&E Corp. (a) ........................................................ 10,303 178
Pinnacle West Capital Corp. ............................................... 722 59
PPL Corp. ............................................................ 4,698 124
Public Service Enterprise Group, Inc. ......................................... 3,180 199
Sempra Energy ........................................................ 2,005 292
The AES Corp. ........................................................ 4,266 88
The Southern Co. ....................................................... 6,949 488
WEC Energy Group, Inc. ................................................. 2,010 177
Xcel Energy, Inc. ....................................................... 3,508 218
6,103
Total Common Stocks (Cost $43,443)
a
a
a
236,842
Total Investments (Cost $43,443) — 99.0% 236,842
Other assets in excess of liabilities — 1.0% 2,390
NET ASSETS - 100.00% $ 239,232
(a) Non-income producing security.
PLC—Public Limited Company
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500 Futures .............. 10 9/15/23 $ 2,179,817 $ 2,244,125 $ 64,308
Total unrealized appreciation $ 64,308
Total unrealized depreciation —
Total net unrealized appreciation (depreciation) $ 64,308

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund
59
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.2%)
Communication Services (4.1%):
Live Nation Entertainment, Inc. (a) ........................................... 80,744 $ 7,357
The Trade Desk, Inc. , Class A (a) ............................................ 87,300 6,741
14,098
Consumer Discretionary (12.2%):
AutoZone, Inc. (a) ....................................................... 1,400 3,491
Chipotle Mexican Grill, Inc. (a) ............................................. 2,400 5,134
D.R. Horton, Inc. ....................................................... 65,000 7,910
Fox Factory Holding Corp. (a) .............................................. 36,200 3,928
Lithia Motors, Inc. ...................................................... 9,300 2,828
NVR, Inc. (a) .......................................................... 900 5,716
Pool Corp. ............................................................ 14,400 5,395
Ross Stores, Inc. ....................................................... 35,900 4,025
YETI Holdings, Inc. (a) ................................................... 98,900 3,841
42,268
Consumer Staples (3.4%):
Casey's General Stores, Inc. ............................................... 20,700 5,048
Church & Dwight Co., Inc. ................................................ 42,200 4,230
Performance Food Group Co. (a) ............................................ 42,000 2,530
11,808
Energy (2.0%):
Cheniere Energy, Inc. .................................................... 11,900 1,813
Diamondback Energy, Inc. ................................................ 40,600 5,333
7,146
Financials (9.2%):
Brown & Brown, Inc. .................................................... 100,000 6,884
Evercore, Inc. ......................................................... 38,100 4,709
FactSet Research Systems, Inc. ............................................. 12,800 5,128
Kinsale Capital Group, Inc. ................................................ 20,300 7,596
MarketAxess Holdings, Inc. ............................................... 14,100 3,686
MSCI, Inc. ........................................................... 8,500 3,989
31,992
Health Care (14.0%):
Agilent Technologies, Inc. ................................................. 29,393 3,535
Align Technology, Inc. (a) ................................................. 13,700 4,845
Dexcom, Inc. (a) ........................................................ 54,000 6,940
Halozyme Therapeutics, Inc. (a) ............................................. 38,200 1,378
Insulet Corp. (a) ........................................................ 17,300 4,988
Intra-Cellular Therapies, Inc. (a) ............................................. 45,500 2,881
IQVIA Holdings, Inc. (a) .................................................. 26,500 5,956
Medpace Holdings, Inc. (a) ................................................ 17,300 4,155
Neurocrine Biosciences, Inc. (a) ............................................. 17,400 1,641
West Pharmaceutical Services, Inc. .......................................... 16,200 6,196
Zoetis, Inc. ........................................................... 35,830 6,170
48,685
Industrials (21.7%):
Advanced Drainage Systems, Inc. ........................................... 32,500 3,698
AMETEK, Inc. ........................................................ 38,900 6,297
Chart Industries, Inc. (a) .................................................. 33,100 5,289
Copa Holdings SA , Class A ................................................ 59,400 6,568
CoStar Group, Inc. (a) .................................................... 57,300 5,100
HEICO Corp. .......................................................... 24,400 4,317
IDEX Corp. ........................................................... 15,700 3,380
Old Dominion Freight Line, Inc. ............................................ 12,850 4,751
Paylocity Holding Corp. (a) ................................................ 17,100 3,155
TFI International, Inc. .................................................... 42,300 4,821
The Middleby Corp. (a) ................................................... 11,600 1,715
Trane Technologies PLC .................................................. 35,100 6,713
TransUnion ........................................................... 44,700 3,501
Trex Co., Inc. (a) ........................................................ 93,700 6,143
Verisk Analytics, Inc. .................................................... 26,800 6,058
WESCO International, Inc. ................................................ 22,500 4,029
75,535

Victory Portfolios
Victory Munder Mid-Cap Core Growth Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Information Technology (17.3%):
Amphenol Corp. , Class A ................................................. 78,120 $ 6,636
Crowdstrike Holdings, Inc. , Class A (a) ....................................... 25,500 3,745
CyberArk Software Ltd. (a) ................................................ 21,400 3,345
Enphase Energy, Inc. (a) .................................................. 16,800 2,814
Fair Isaac Corp. (a) ...................................................... 7,300 5,907
HubSpot, Inc. (a) ....................................................... 10,400 5,534
Keysight Technologies, Inc. (a) ............................................. 33,400 5,593
Lam Research Corp. ..................................................... 9,000 5,786
Monolithic Power Systems, Inc. ............................................ 12,100 6,537
Synopsys, Inc. (a) ....................................................... 10,100 4,397
Teledyne Technologies, Inc. (a) ............................................. 10,500 4,317
Tyler Technologies, Inc. (a) ................................................ 13,100 5,456
60,067
Materials (4.9%):
Avery Dennison Corp. ................................................... 23,600 4,054
FMC Corp. ........................................................... 54,600 5,697
Freeport-McMoRan, Inc. ................................................. 72,800 2,912
Louisiana-Pacific Corp. .................................................. 57,800 4,334
16,997
Real Estate (5.0%):
CBRE Group, Inc. , Class A (a) .............................................. 62,200 5,020
SBA Communications Corp. ............................................... 17,303 4,010
Sun Communities, Inc. ................................................... 32,416 4,229
VICI Properties, Inc. .................................................... 134,600 4,231
17,490
Utilities (3.4%):
Atmos Energy Corp. ..................................................... 47,500 5,526
Sempra Energy ........................................................ 43,439 6,324
11,850
Total Common Stocks (Cost $260,216)
a
a
a
337,936
Exchange-Traded Funds (2.6%)
SPDR S&P MidCap 400 ETF .............................................. 18,700 8,956
Total Exchange-Traded Funds (Cost $8,712)
a
a
a
8,956
Total Investments (Cost $268,928) — 99.8% 346,892
Other assets in excess of liabilities — 0.2% 612
NET ASSETS - 100.00% $ 347,504
(a) Non-income producing security.
ETF—Exchange-Traded Fund
PLC—Public Limited Company

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Trivalent International Fund — Core Equity
61
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.1%)
Australia (5.1%):
Consumer Discretionary (0.3%):
Aristocrat Leisure Ltd. ................................................... 23,695 $ 613
Energy (0.9%):
Santos Ltd. ........................................................... 162,863 815
Woodside Energy Group Ltd. .............................................. 36,774 850
1,665
Financials (1.5%):
Macquarie Group Ltd. ................................................... 6,361 757
National Australia Bank Ltd. ............................................... 78,153 1,374
QBE Insurance Group Ltd. ................................................ 69,412 725
2,856
Health Care (0.3%):
Cochlear Ltd. .......................................................... 4,149 636
Industrials (0.7%):
Brambles Ltd. ......................................................... 71,988 692
Qantas Airways Ltd.(a) ................................................... 174,095 721
1,413
Materials (0.8%):
Northern Star Resources Ltd. .............................................. 71,068 579
Rio Tinto Ltd. ......................................................... 13,996 1,071
1,650
Real Estate (0.6%):
Charter Hall Group ...................................................... 72,719 521
Goodman Group ....................................................... 44,621 600
1,121
9,954
Austria (0.5%):
Industrials (0.5%):
ANDRITZ AG ......................................................... 15,975 891
Brazil (2.0%):
Energy (0.4%):
Petro Rio SA(a) ........................................................ 97,000 751
Financials (0.7%):
Banco do Brasil SA ..................................................... 138,900 1,433
Materials (0.5%):
Gerdau SA, Preference Shares .............................................. 168,640 883
Utilities (0.4%):
Cia Energetica de Minas Gerais, Preference Shares ............................... 305,749 822
3,889
Canada (6.7%):
Consumer Discretionary (0.4%):
BRP, Inc. ............................................................. 10,052 850
Energy (1.1%):
ARC Resources Ltd. ..................................................... 34,497 460
Headwater Exploration, Inc. ............................................... 115,437 553
Parex Resources, Inc. .................................................... 29,946 601

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Suncor Energy, Inc. ..................................................... 17,717 $ 520
2,134
Financials (3.1%):
Element Fleet Management Corp. ........................................... 81,403 1,240
Fairfax Financial Holdings Ltd. ............................................. 1,901 1,424
National Bank of Canada ................................................. 16,605 1,238
Sun Life Financial, Inc. .................................................. 19,080 995
The Toronto-Dominion Bank ............................................... 20,185 1,251
6,148
Industrials (0.4%):
Finning International, Inc. ................................................. 24,978 768
Materials (1.7%):
Dundee Precious Metals, Inc. .............................................. 87,361 577
Lundin Mining Corp. .................................................... 74,477 584
Stella-Jones, Inc. ....................................................... 24,448 1,259
Teck Resources Ltd., Class B .............................................. 19,941 839
3,259
13,159
Chile (0.4%):
Consumer Staples (0.4%):
Cencosud SA .......................................................... 363,632 705
China (7.0%):
Communication Services (1.6%):
Baidu, Inc., Class A(a) ................................................... 53,200 908
iQIYI, Inc., ADR(a) ..................................................... 103,370 552
Tencent Holdings Ltd. ................................................... 37,100 1,573
3,033
Consumer Discretionary (1.9%):
Alibaba Group Holding Ltd.(a) ............................................. 142,996 1,488
BYD Co. Ltd., Class H ................................................... 27,000 866
New Oriental Education & Technology Group, Inc.(a) ............................. 186,900 737
Yadea Group Holdings Ltd.(b) .............................................. 314,000 716
3,807
Consumer Staples (0.3%):
Tsingtao Brewery Co. Ltd., Class H .......................................... 60,000 548
Financials (1.6%):
Agricultural Bank of China Ltd., Class H ...................................... 1,511,000 595
Bank of China Ltd., Class H ............................................... 2,107,275 846
China Construction Bank Corp., Class H ...................................... 1,231,000 797
PICC Property & Casualty Co. Ltd., Class H ................................... 822,000 916
3,154
Health Care (0.3%):
Sinopharm Group Co. Ltd., Class H .......................................... 178,000 557
Industrials (0.5%):
China Railway Group Ltd., Class H .......................................... 1,362,000 901
Information Technology (0.2%):
Hua Hong Semiconductor Ltd.(a)(b) ......................................... 135,000 444
Materials (0.6%):
Anhui Conch Cement Co. Ltd., Class H ....................................... 233,500 621

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Ganfeng Lithium Group Co. Ltd., Class H(a)(b) ................................. 73,800 $ 484
1,105
13,549
Denmark (2.2%):
Consumer Discretionary (0.4%):
Pandora A/S .......................................................... 8,840 790
Health Care (1.8%):
Novo Nordisk A/S, Class B ................................................ 21,956 3,548
4,338
Finland (1.1%):
Industrials (0.4%):
Metso Oyj ............................................................ 68,665 828
Information Technology (0.4%):
Nokia Oyj ............................................................ 158,986 666
Utilities (0.3%):
Fortum Oyj ........................................................... 47,508 636
2,130
France (7.9%):
Communication Services (0.7%):
Publicis Groupe SA(c) ................................................... 16,872 1,354
Consumer Discretionary (1.7%):
LVMH Moet Hennessy Louis Vuitton SE ...................................... 3,563 3,359
Consumer Staples (0.6%):
Pernod Ricard SA(c) .................................................... 4,836 1,069
Financials (1.3%):
AXA SA ............................................................. 22,746 672
BNP Paribas SA ........................................................ 17,388 1,097
Edenred .............................................................. 11,228 752
2,521
Health Care (0.3%):
EssilorLuxottica SA ..................................................... 3,395 640
Industrials (1.4%):
Cie de Saint-Gobain ..................................................... 17,834 1,086
Eiffage SA ............................................................ 7,223 754
Rexel SA ............................................................. 33,955 839
2,679
Information Technology (0.6%):
Capgemini SE ......................................................... 6,015 1,139
Materials (0.6%):
Arkema SA ........................................................... 12,380 1,167
Real Estate (0.3%):
Klepierre SA .......................................................... 24,964 620
Utilities (0.4%):
Engie SA ............................................................. 50,268 837
15,385

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Germany (5.2%):
Communication Services (0.9%):
Deutsche Telekom AG ................................................... 82,194 $ 1,793
Consumer Discretionary (0.7%):
Mercedes-Benz Group AG ................................................ 16,609 1,337
Financials (0.4%):
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R ............... 2,049 769
Health Care (0.5%):
Merck KGaA .......................................................... 5,449 902
Industrials (1.6%):
Daimler Truck Holding AG ................................................ 18,852 680
MTU Aero Engines AG .................................................. 2,835 735
Siemens AG, Registered Shares ............................................. 10,632 1,772
3,187
Information Technology (1.1%):
Infineon Technologies AG ................................................. 35,401 1,458
SAP SE .............................................................. 4,803 656
2,114
10,102
Hong Kong (1.6%):
Financials (0.3%):
BOC Hong Kong Holdings Ltd. ............................................ 181,500 556
Industrials (0.3%):
CK Hutchison Holdings Ltd. ............................................... 105,500 644
Information Technology (0.4%):
Lenovo Group Ltd. ...................................................... 718,000 752
Real Estate (0.3%):
Sino Land Co. Ltd. ...................................................... 498,000 613
Utilities (0.3%):
Kunlun Energy Co. Ltd. .................................................. 714,000 563
3,128
India (3.4%):
Consumer Discretionary (0.4%):
Tata Motors Ltd.(a) ..................................................... 99,819 728
Consumer Staples (0.4%):
Varun Beverages Ltd. .................................................... 86,044 844
Energy (0.7%):
Reliance Industries Ltd. .................................................. 41,123 1,282
Financials (0.4%):
ICICI Bank Ltd. ........................................................ 71,550 819
Information Technology (0.6%):
HCL Technologies Ltd. ................................................... 42,167 613
Tata Consultancy Services Ltd. ............................................. 15,879 642
1,255
Materials (0.4%):
Tata Chemicals Ltd. ..................................................... 62,794 768

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.5%):
Power Grid Corp. of India Ltd. ............................................. 301,618 $ 940
6,636
Indonesia (0.4%):
Communication Services (0.4%):
PT Indosat Tbk ........................................................ 1,197,900 691
Ireland (0.9%):
Consumer Discretionary (0.4%):
PDD Holdings, Inc., ADR(a) ............................................... 11,096 767
Health Care (0.5%):
ICON PLC(a) ......................................................... 3,896 975
1,742
Israel (0.9%):
Financials (0.2%):
Bank Leumi Le-Israel BM ................................................ 61,796 463
Health Care (0.3%):
Inmode Ltd.(a) ......................................................... 17,007 635
Information Technology (0.4%):
Nice Ltd.(a) ........................................................... 3,562 734
1,832
Italy (1.5%):
Health Care (0.4%):
Recordati Industria Chimica e Farmaceutica SpA ................................ 18,033 861
Industrials (0.4%):
Leonardo SpA ......................................................... 68,942 783
Utilities (0.7%):
Enel SpA ............................................................. 127,996 863
Iren SpA ............................................................. 217,006 404
1,267
2,911
Japan (13.8%):
Communication Services (0.6%):
Nippon Telegraph & Telephone Corp. ........................................ 955,000 1,130
Consumer Discretionary (2.2%):
Honda Motor Co. Ltd. ................................................... 32,100 973
Isuzu Motors Ltd. ....................................................... 89,300 1,083
Panasonic Holdings Corp. ................................................. 62,700 769
Sega Sammy Holdings, Inc. ............................................... 33,800 724
Suzuki Motor Corp. ..................................................... 18,200 660
4,209
Consumer Staples (0.9%):
Ajinomoto Co., Inc. ..................................................... 30,400 1,211
Seven & i Holdings Co. Ltd. ............................................... 13,600 588
1,799
Financials (2.1%):
Mizuho Financial Group, Inc. .............................................. 66,010 1,009
ORIX Corp. ........................................................... 40,700 743

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Sumitomo Mitsui Financial Group, Inc. ....................................... 34,925 $ 1,497
Tokio Marine Holdings, Inc. ............................................... 33,400 770
4,019
Health Care (1.1%):
Nippon Shinyaku Co. Ltd. ................................................ 10,400 425
Olympus Corp. ........................................................ 33,300 527
Otsuka Holdings Co. Ltd. ................................................. 19,100 701
Shionogi & Co. Ltd. ..................................................... 14,100 595
2,248
Industrials (3.4%):
Fuji Electric Co. Ltd. .................................................... 18,900 832
ITOCHU Corp. ........................................................ 45,500 1,808
Komatsu Ltd. .......................................................... 43,000 1,163
Mitsubishi Heavy Industries Ltd. ............................................ 15,700 733
Mitsui & Co. Ltd. ....................................................... 38,500 1,457
NIPPON EXPRESS HOLDINGS, Inc. ........................................ 12,400 700
6,693
Information Technology (2.0%):
Advantest Corp. ........................................................ 10,200 1,374
Keyence Corp. ......................................................... 1,600 760
NEC Corp. ........................................................... 19,900 966
TDK Corp. ........................................................... 22,800 889
3,989
Materials (1.1%):
Nippon Steel Corp. ...................................................... 28,200 590
Shin-Etsu Chemical Co. Ltd. ............................................... 28,600 956
Tosoh Corp. ........................................................... 52,300 619
2,165
Real Estate (0.4%):
Daiwa House Industry Co. Ltd. ............................................. 27,000 713
26,965
Luxembourg (0.3%):
Energy (0.3%):
Tenaris SA ............................................................ 45,058 674
Malaysia (0.8%):
Financials (0.5%):
RHB Bank Bhd ........................................................ 879,000 1,024
Industrials (0.3%):
Gamuda Bhd .......................................................... 611,100 577
1,601
Mexico (1.3%):
Consumer Staples (0.5%):
Arca Continental SAB de CV .............................................. 108,471 1,115
Energy (0.4%):
Vista Energy SAB de CV, ADR(a) ........................................... 31,846 768
Financials (0.4%):
Gentera SAB de CV ..................................................... 677,364 727
2,610

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Netherlands (2.9%):
Consumer Discretionary (1.0%):
Stellantis NV .......................................................... 116,267 $ 2,044
Consumer Staples (1.1%):
Heineken NV .......................................................... 6,253 643
Koninklijke Ahold Delhaize NV ............................................ 45,003 1,534
2,177
Financials (0.8%):
ING Groep NV ........................................................ 63,611 858
NN Group NV ......................................................... 16,267 602
1,460
5,681
Norway (0.7%):
Consumer Staples (0.4%):
Mowi ASA ........................................................... 46,589 739
Energy (0.3%):
Equinor ASA .......................................................... 23,960 698
1,437
Qatar (0.3%):
Communication Services (0.3%):
Ooredoo QPSC ........................................................ 214,350 645
Russian Federation (0.0%):(d)
Consumer Staples (0.0%):
Magnit PJSC, GDR(a)(e)(f) ............................................... 36,370 —(g)
Energy (0.0%):(d)
LUKOIL PJSC, ADR(a)(e)(f) .............................................. 8,489 1
Financials (0.0%):
Sberbank of Russia PJSC(a)(e)(f) ........................................... 220,230 —
1
Saudi Arabia (0.5%):
Financials (0.5%):
Saudi Awwal Bank ...................................................... 90,755 924
Singapore (1.6%):
Consumer Staples (0.5%):
Wilmar International Ltd. ................................................. 360,900 1,017
Financials (0.4%):
DBS Group Holdings Ltd. ................................................. 36,500 853
Utilities (0.7%):
Sembcorp Industries Ltd. ................................................. 301,600 1,285
3,155
South Africa (0.7%):
Energy (0.2%):
Exxaro Resources Ltd. ................................................... 40,136 350

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Financials (0.2%):
Absa Group Ltd. ....................................................... 57,186 $ 510
Health Care (0.3%):
Aspen Pharmacare Holdings Ltd. ............................................ 55,403 541
1,401
South Korea (3.5%):
Communication Services (0.8%):
JYP Entertainment Corp. ................................................. 14,927 1,490
Consumer Discretionary (0.4%):
Kia Corp. ............................................................ 12,554 846
Financials (0.7%):
DB Insurance Co. Ltd. ................................................... 12,904 733
Hana Financial Group, Inc. ................................................ 20,134 601
1,334
Industrials (0.4%):
Samsung Engineering Co. Ltd.(a) ........................................... 35,627 768
Information Technology (1.2%):
Samsung Electro-Mechanics Co. Ltd. ......................................... 7,391 816
Samsung Electronics Co. Ltd. .............................................. 15,787 869
Samsung SDI Co. Ltd. ................................................... 1,407 719
2,404
6,842
Spain (1.7%):
Energy (0.3%):
Repsol SA ............................................................ 44,450 646
Financials (0.9%):
Banco Santander SA ..................................................... 284,048 1,052
Bankinter SA .......................................................... 93,763 577
1,629
Utilities (0.5%):
Iberdrola SA .......................................................... 76,199 995
3,270
Sweden (1.5%):
Consumer Discretionary (0.6%):
Evolution AB(b) ....................................................... 9,351 1,185
Industrials (0.5%):
Volvo AB, Class B ...................................................... 40,902 847
Materials (0.4%):
Boliden AB ........................................................... 28,124 815
2,847
Switzerland (7.7%):
Consumer Discretionary (1.1%):
Cie Financiere Richemont SA, Registered Shares ................................ 12,386 2,105
Consumer Staples (1.3%):
Coca-Cola HBC AG ..................................................... 32,498 969
Nestle SA, Registered Shares .............................................. 13,449 1,618
2,587

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Financials (1.4%):
Julius Baer Group Ltd. ................................................... 15,750 $ 994
Swiss Life Holding AG ................................................... 1,490 873
UBS Group AG ........................................................ 43,453 881
2,748
Health Care (1.6%):
Novartis AG, Registered Shares ............................................. 30,331 3,059
Industrials (0.4%):
ABB Ltd., Registered Shares ............................................... 19,840 781
Information Technology (0.8%):
STMicroelectronics NV .................................................. 30,200 1,506
Materials (1.1%):
Glencore PLC ......................................................... 111,208 631
Holcim AG ........................................................... 22,801 1,537
2,168
14,954
Taiwan (3.6%):
Financials (0.3%):
Chailease Holding Co. Ltd. ................................................ 105,895 696
Health Care (0.4%):
Lotus Pharmaceutical Co. Ltd. ............................................. 74,000 777
Information Technology (2.9%):
Accton Technology Corp. ................................................. 54,000 607
Delta Electronics, Inc. ................................................... 82,000 909
Novatek Microelectronics Corp. ............................................ 49,000 673
Quanta Computer, Inc. ................................................... 195,000 953
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 133,000 2,457
5,599
7,072
Thailand (0.5%):
Health Care (0.5%):
Bumrungrad Hospital PCL ................................................ 138,700 885
United Arab Emirates (0.5%):
Real Estate (0.5%):
Emaar Development PJSC ................................................ 601,846 950
United Kingdom (9.4%):
Communication Services (0.7%):
Informa PLC .......................................................... 88,577 818
WPP PLC ............................................................ 42,650 447
1,265
Consumer Discretionary (0.6%):
JD Sports Fashion PLC ................................................... 644,915 1,198
Consumer Staples (1.4%):
Associated British Foods PLC .............................................. 26,153 662
Reckitt Benckiser Group PLC .............................................. 14,394 1,081
Tesco PLC ............................................................ 316,301 998
2,741

Victory Portfolios
Victory Trivalent International Fund — Core Equity

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Energy (1.0%):
BP PLC .............................................................. 267,980 $ 1,560
Harbour Energy PLC .................................................... 130,917 381
1,941
Financials (2.5%):
3i Group PLC ......................................................... 86,383 2,141
Barclays PLC ......................................................... 394,115 770
Legal & General Group PLC ............................................... 184,311 533
Standard Chartered PLC .................................................. 167,146 1,454
4,898
Health Care (1.5%):
AstraZeneca PLC ....................................................... 20,100 2,881
Industrials (0.7%):
Ashtead Group PLC ..................................................... 10,525 730
BAE Systems PLC ...................................................... 61,403 724
1,454
Information Technology (0.4%):
The Sage Group PLC .................................................... 62,615 735
Real Estate (0.3%):
Safestore Holdings PLC .................................................. 56,779 614
Utilities (0.3%):
Drax Group PLC ....................................................... 85,126 627
18,354
Total Common Stocks (Cost $176,029) 191,310
Exchange-Traded Funds (0.7%)
United States (0.7%):
iShares Core MSCI EAFE ETF ............................................. 16,297 1,100
iShares Core MSCI Emerging Markets ETF .................................... 5,335 263
1,363
Total Exchange-Traded Funds (Cost $1,357) 1,363
Collateral for Securities Loaned (1.3%) ^
United States (1.3%):
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(h) ........ 623,266 624
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(h) ............ 623,266 623
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(h) ............... 623,266 623
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(h) . 623,266 623
Total Collateral for Securities Loaned (Cost $2,493) 2,493
Total Investments (Cost $179,879) — 100.1% 195,166
Liabilities in excess of other assets — (0.1)% (184)
NET ASSETS - 100.00% $ 194,982
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was $2,829
(thousands) and amounted to 1.5% of net assets.
(c) All or a portion of this security is on loan.
(d) Amount represents less than 0.05% of net assets.
(e) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

Victory Portfolios
Victory Trivalent International Fund — Core Equity

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
LUKOIL PJSC, ADR .........................................
8/21/2019
$ 729
Magnit PJSC, GDR ..........................................
10/29/2021
671
Sberbank of Russia PJSC ......................................
12/9/2016
752
(f) The following table details the earliest acquisition date and cost of the Fund's restricted securities at June 30, 2023 (amounts in thousands).
(g) Rounds to less than $1 thousand.
(h) Rate disclosed is the daily yield on June 30, 2023.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Trivalent International Small-Cap Fund
72
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.0%)
Australia (4.8%):
Consumer Discretionary (0.7%):
JB Hi-Fi Ltd. .......................................................... 372,000 $ 10,885
Super Retail Group Ltd. .................................................. 1,383,772 10,585
21,470
Consumer Staples (0.3%):
GrainCorp Ltd. , Class A .................................................. 1,582,006 8,275
Energy (0.3%):
Beach Energy Ltd. ...................................................... 10,995,231 9,911
Industrials (0.5%):
Seven Group Holdings Ltd. ................................................ 777,406 12,818
Information Technology (0.6%):
Technology One Ltd. .................................................... 1,580,361 16,568
Materials (1.5%):
Allkem Ltd. (a) ......................................................... 1,449,064 15,580
CSR Ltd. ............................................................. 2,370,399 8,220
Iluka Resources Ltd. ..................................................... 2,741,595 20,409
44,209
Real Estate (0.5%):
Charter Hall Group ...................................................... 972,743 6,972
Region RE Ltd. ........................................................ 4,970,191 7,536
14,508
Utilities (0.4%):
AGL Energy Ltd. ....................................................... 1,451,826 10,483
138,242
Bermuda (0.3%):
Energy (0.3%):
Seadrill Ltd. (a) ......................................................... 243,591 10,060
Canada (11.3%):
Communication Services (0.3%):
IMAX Corp. (a) ........................................................ 481,601 8,182
Consumer Discretionary (0.8%):
BRP, Inc. ............................................................. 295,797 25,008
Energy (2.1%):
Headwater Exploration, Inc. ............................................... 3,156,676 15,133
NuVista Energy Ltd. (a) ................................................... 1,455,550 11,670
Parex Resources, Inc. .................................................... 967,390 19,397
Whitecap Resources, Inc. ................................................. 1,987,854 13,912
60,112
Financials (1.2%):
Element Fleet Management Corp. ........................................... 1,303,696 19,861
Laurentian Bank of Canada ................................................ 305,049 7,614
Nuvei Corp. (a) (b) ....................................................... 238,914 7,056
34,531
Health Care (0.0%):
Tilray Brands, Inc. , Class 2 (a) .............................................. 2 — (c)

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Industrials (1.8%):
ATS Corp. (a) .......................................................... 343,807 $ 15,820
Bombardier, Inc. , Class B (a) ............................................... 205,611 10,138
Finning International, Inc. ................................................. 846,768 26,050
52,008
Information Technology (1.2%):
Celestica, Inc. (a) ....................................................... 1,467,758 21,308
Kinaxis, Inc. (a) ........................................................ 89,893 12,847
34,155
Materials (2.6%):
Aginco Eagle Mines Ltd. ................................................. 1 — (c)
Alamos Gold, Inc. ...................................................... 1,631,646 19,438
Dundee Precious Metals, Inc. .............................................. 2,186,887 14,446
Lundin Mining Corp. .................................................... 1,097,897 8,604
OceanaGold Corp. ...................................................... 6,890,970 13,578
Stella-Jones, Inc. ....................................................... 385,289 19,843
75,909
Real Estate (1.0%):
Boardwalk Real Estate Invest .............................................. 416,328 19,547
Tricon Residential, Inc. (d) ................................................. 1,130,952 9,972
29,519
Utilities (0.3%):
TransAlta Corp. ........................................................ 899,666 8,422
327,846
Denmark (1.7%):
Consumer Discretionary (0.4%):
Pandora A/S .......................................................... 133,115 11,900
Financials (0.6%):
Jyske Bank A/S , Registered Shares (a) ........................................ 226,792 17,255
Health Care (0.3%):
Bavarian Nordic A/S (a) (d) ................................................ 291,522 8,306
Industrials (0.4%):
ISS A/S .............................................................. 510,748 10,806
48,267
Finland (1.6%):
Industrials (1.1%):
Konecranes Oyj ........................................................ 370,990 14,940
Valmet Oyj ........................................................... 633,759 17,640
32,580
Information Technology (0.5%):
TietoEVRY Oyj ........................................................ 464,852 12,833
45,413
France (8.0%):
Communication Services (0.3%):
Vivendi SE ........................................................... 938,078 8,611
Consumer Discretionary (1.1%):
Accor SA ............................................................ 366,987 13,655
La Francaise des Jeux SAEM (b) ............................................ 200,751 7,901
Renault SA ........................................................... 252,821 10,666
32,222

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Energy (1.0%):
Technip Energies NV .................................................... 616,008 $ 14,189
Vallourec SA (a) ........................................................ 1,153,445 13,653
27,842
Financials (0.3%):
Edenred .............................................................. 146,907 9,840
Health Care (0.3%):
Ipsen SA ............................................................. 85,511 10,292
Industrials (2.7%):
Eiffage SA ............................................................ 204,579 21,358
Elis SA .............................................................. 911,048 17,721
Rexel SA ............................................................. 821,997 20,313
SPIE SA ............................................................. 602,209 19,473
78,865
Information Technology (0.8%):
Sopra Steria Group ...................................................... 110,215 22,002
Materials (0.6%):
Arkema SA ........................................................... 172,156 16,232
Real Estate (0.9%):
Klepierre SA .......................................................... 794,330 19,733
Nexity SA (d) .......................................................... 336,875 6,810
26,543
232,449
Germany (7.2%):
Communication Services (0.9%):
CTS Eventim AG & Co. KGaA ............................................. 191,426 12,106
Freenet AG ........................................................... 579,496 14,551
26,657
Consumer Discretionary (1.2%):
Hugo Boss AG ......................................................... 234,647 18,338
Vitesco Technologies Group AG (a) .......................................... 189,553 15,631
33,969
Financials (0.3%):
Deutsche Pfandbriefbank AG (b) (d) .......................................... 1,031,544 7,551
Health Care (0.9%):
Gerresheimer AG ....................................................... 222,426 25,037
Industrials (1.1%):
GEA Group AG ........................................................ 383,925 16,072
Rheinmetall AG ........................................................ 58,219 15,948
32,020
Information Technology (1.7%):
AIXTRON SE ......................................................... 611,981 20,779
Bechtle AG ........................................................... 392,810 15,598
SMA Solar Technology AG (a) (d) ............................................ 96,514 11,804
48,181
Materials (0.4%):
Aurubis AG ........................................................... 150,514 12,922
Real Estate (0.4%):
TAG Immobilien AG (a) .................................................. 1,227,283 11,605

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.3%):
Encavis AG (a) (d) ....................................................... 627,412 $ 10,305
208,247
Hong Kong (1.2%):
Consumer Discretionary (0.3%):
Melco Resorts & Entertainment Ltd. , ADR (a) ................................... 845,218 10,320
Health Care (0.3%):
The United Laboratories International Holdings Ltd. .............................. 11,160,000 9,328
Industrials (0.3%):
Pacific Basin Shipping Ltd. ................................................ 28,506,000 8,698
Real Estate (0.3%):
Kerry Properties Ltd. .................................................... 3,912,000 8,139
36,485
Ireland (1.9%):
Consumer Discretionary (0.5%):
Dalata Hotel Group PLC (a) ................................................ 2,610,097 13,233
Consumer Staples (0.5%):
Glanbia PLC .......................................................... 1,063,830 15,923
Financials (0.9%):
Bank of Ireland Group PLC ............................................... 2,850,053 27,208
56,364
Isle of Man (0.4%):
Consumer Discretionary (0.4%):
Playtech PLC (a) ........................................................ 1,498,957 11,227
Israel (1.3%):
Communication Services (0.8%):
Perion Network Ltd. (a) ................................................... 719,071 22,054
Health Care (0.5%):
Inmode Ltd. (a) ......................................................... 394,702 14,742
36,796
Italy (2.6%):
Financials (0.6%):
Banco BPM SpA ....................................................... 3,815,890 17,723
Industrials (0.4%):
Leonardo SpA ......................................................... 907,649 10,305
Information Technology (0.5%):
Reply SpA ............................................................ 122,871 13,968
Materials (0.5%):
Buzzi Unicem SpA ...................................................... 606,040 15,183
Utilities (0.6%):
ERG SpA ............................................................ 283,121 8,349
Iren SpA ............................................................. 5,054,246 9,408
17,757
74,936

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Japan (22.0%):
Communication Services (0.8%):
Internet Initiative Japan, Inc. ............................................... 1,255,600 $ 23,671
Consumer Discretionary (4.1%):
Adastria Co. Ltd. ....................................................... 463,400 9,887
Asics Corp. ........................................................... 359,800 11,136
Goldwin, Inc. .......................................................... 115,600 9,843
J Front Retailing Co., Ltd. ................................................. 1,305,300 12,521
Komeri Co. Ltd. ........................................................ 426,300 8,692
Resorttrust, Inc. ........................................................ 209,900 3,116
Round One Corp. ....................................................... 2,700,300 10,698
Sankyo Co. Ltd. ........................................................ 311,200 12,588
Shimamura Co. Ltd. ..................................................... 130,700 12,359
Sumitomo Forestry Co. Ltd. (d) ............................................. 462,900 11,245
Toyo Tire Corp. ........................................................ 901,000 11,967
Toyoda Gosei Co. Ltd. ................................................... 278,000 5,282
119,334
Consumer Staples (1.2%):
Morinaga Milk Industry Co. Ltd. ............................................ 208,000 6,811
Nissui Corp. .......................................................... 2,769,700 12,441
Toyo Suisan Kaisha Ltd. .................................................. 310,000 13,986
Ya-Man Ltd. .......................................................... 296,000 2,073
35,311
Financials (1.4%):
Credit Saison Co. Ltd. ................................................... 722,000 11,104
Fuyo General Lease Co. Ltd. ............................................... 134,700 10,354
Mebuki Financial Group, Inc. .............................................. 4,327,500 10,268
Zenkoku Hosho Co. Ltd. .................................................. 250,200 8,701
40,427
Health Care (1.4%):
Eiken Chemical Co. Ltd. .................................................. 619,500 6,636
Jeol Ltd. ............................................................. 368,900 13,171
Nakanishi, Inc. ......................................................... 474,300 10,504
Santen Pharmaceutical Co. Ltd. ............................................. 1,274,100 10,853
41,164
Industrials (5.3%):
BayCurrent Consulting, Inc. ............................................... 312,700 11,759
Daihen Corp. .......................................................... 332,900 12,882
DMG Mori Co. Ltd. (d) ................................................... 491,100 8,539
Ebara Corp. ........................................................... 272,100 13,056
Fujikura Ltd. .......................................................... 1,809,900 15,198
FULLCAST Holdings Co. Ltd. ............................................. 483,700 7,378
Infroneer Holdings, Inc. .................................................. 1,484,900 14,005
JGC Holdings Corp. ..................................................... 682,100 8,870
OKUMA Corp. ........................................................ 185,300 9,950
Organo Corp. .......................................................... 390,000 11,530
Sankyu, Inc. .......................................................... 298,700 9,887
Sanwa Holdings Corp. ................................................... 1,150,400 14,979
Takeuchi Manufacturing Co. Ltd. ........................................... 504,700 15,594
153,627
Information Technology (3.5%):
Alps Alpine Co. Ltd. .................................................... 1,108,700 9,735
Fuji Soft, Inc. .......................................................... 387,200 12,483
Horiba Ltd. ........................................................... 157,400 9,054
Konica Minolta, Inc. ..................................................... 2,875,100 9,985
Net One Systems Co. Ltd. ................................................. 381,500 8,382
Nichicon Corp. ........................................................ 1,056,100 11,262
Shinko Electric Industries Co. Ltd. .......................................... 597,400 24,567

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Tokyo Seimitsu Co. Ltd. .................................................. 278,800 $ 15,440
100,908
Materials (2.9%):
Daicel Corp. .......................................................... 1,080,400 9,670
Daido Steel Co. Ltd. ..................................................... 456,500 19,039
Kaneka Corp. .......................................................... 342,300 9,595
Rengo Co. Ltd. ........................................................ 2,351,300 14,490
Sumitomo Bakelite Co. Ltd. ............................................... 220,500 9,193
Tokai Carbon Co. Ltd. (d) ................................................. 1,213,600 11,172
Tokyo Ohka Kogyo Co. Ltd. ............................................... 189,600 11,629
84,788
Real Estate (1.4%):
Invincible Investment Corp. ............................................... 26,181 10,408
Kenedix Office Investment Corp. ............................................ 3,273 7,877
Nippon Accommodations Fund, Inc. ......................................... 2,025 9,128
Tokyo Tatemono Co., Ltd. ................................................. 886,000 11,411
38,824
638,054
Netherlands (3.4%):
Financials (0.7%):
ASR Nederland NV ..................................................... 454,585 20,501
Health Care (0.3%):
Pharming Group NV (a) .................................................. 8,062,406 9,449
Industrials (1.5%):
Aalberts NV .......................................................... 199,059 8,382
Fugro NV (a) .......................................................... 978,790 15,248
Signify NV (b) ......................................................... 430,881 12,078
TKH Group NV ........................................................ 169,068 8,391
44,099
Information Technology (0.6%):
BE Semiconductor Industries NV ........................................... 155,877 16,904
Materials (0.3%):
OCI NV ............................................................. 386,486 9,282
100,235
Singapore (1.4%):
Real Estate (0.3%):
Frasers Logistics & Commercial Trust ........................................ 9,849,400 9,122
Utilities (1.1%):
Sembcorp Industries Ltd. ................................................. 7,254,900 30,921
40,043
South Korea (4.8%):
Communication Services (0.9%):
JYP Entertainment Corp. ................................................. 269,338 26,882
Consumer Discretionary (0.5%):
Youngone Corp. ........................................................ 260,776 12,806
Consumer Staples (0.3%):
Lotte Chilsung Beverage Co. Ltd. ........................................... 83,961 8,098
Health Care (1.3%):
Dentium Co. Ltd. ....................................................... 165,956 18,352
Hanmi Pharm Co. Ltd. ................................................... 35,849 8,423

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Medytox, Inc. ......................................................... 62,043 $ 11,135
37,910
Industrials (0.6%):
Samsung Engineering Co. Ltd. (a) ........................................... 817,929 17,640
Information Technology (0.8%):
Daeduck Electronics Co. Ltd. .............................................. 559,153 13,796
LX Semicon Co. Ltd. .................................................... 104,102 9,062
22,858
Materials (0.4%):
LOTTE Fine Chemical Co. Ltd. ............................................ 222,830 11,778
137,972
Spain (2.4%):
Financials (0.7%):
Bankinter SA .......................................................... 3,145,558 19,358
Industrials (0.8%):
Applus Services SA ..................................................... 1,125,846 12,099
Cia de Distribucion Integral Logista Holdings SA ................................ 466,371 12,575
24,674
Materials (0.5%):
Acerinox SA .......................................................... 1,290,391 13,713
Real Estate (0.4%):
Merlin Properties Socimi SA ............................................... 1,360,848 11,655
69,400
Sweden (1.7%):
Financials (0.4%):
Avanza Bank Holding AB (d) ............................................... 493,826 10,067
Industrials (1.0%):
Loomis AB ........................................................... 261,396 7,636
Storskogen Group AB .................................................... 9,162,634 8,378
Trelleborg AB , Class B ................................................... 523,321 12,705
28,719
Real Estate (0.3%):
Wihlborgs Fastigheter AB ................................................. 1,372,400 9,937
48,723
Switzerland (6.3%):
Consumer Staples (0.7%):
Coca-Cola HBC AG ..................................................... 667,215 19,900
Financials (1.6%):
Baloise Holding AG , Registered Shares ....................................... 73,127 10,759
Julius Baer Group Ltd. ................................................... 292,858 18,487
Swissquote Group Holding SA , Registered Shares ............................... 85,174 17,732
46,978
Health Care (1.5%):
Galenica AG (b) ........................................................ 227,445 18,393
Siegfried Holding AG .................................................... 16,813 13,906
Tecan Group AG , Class R ................................................. 31,619 12,154
44,453
Industrials (1.5%):
Bucher Industries AG , Registered Shares ...................................... 40,637 17,988

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Flughafen Zurich AG .................................................... 46,328 $ 9,639
Sulzer AG , Registered Shares .............................................. 167,538 14,436
42,063
Information Technology (0.3%):
Temenos AG , Registered Shares ............................................ 121,051 9,642
Real Estate (0.7%):
PSP Swiss Property AG , Registered Shares ..................................... 176,389 19,715
182,751
United Kingdom (13.1%):
Communication Services (0.9%):
4imprint Group PLC ..................................................... 216,494 13,194
Moneysupermarket.com Group PLC ......................................... 3,800,062 13,071
26,265
Consumer Discretionary (1.4%):
Bellway PLC .......................................................... 308,435 7,798
Berkeley Group Holdings PLC ............................................. 174,712 8,708
Dunelm Group PLC ..................................................... 581,488 8,300
Inchcape PLC ......................................................... 1,568,835 15,523
40,329
Consumer Staples (0.9%):
Marks & Spencer Group PLC (a) ............................................ 6,142,559 15,054
Tate Lyle PLC ......................................................... 1,070,882 9,883
24,937
Energy (0.2%):
Harbour Energy PLC .................................................... 2,360,944 6,862
Financials (2.1%):
Beazley PLC .......................................................... 1,616,745 12,119
IG Group Holdings PLC .................................................. 1,410,103 12,130
Man Group PLC ....................................................... 4,021,029 11,165
OSB Group PLC ....................................................... 2,789,595 17,072
Virgin Money UK PLC ................................................... 4,714,283 8,976
61,462
Health Care (1.6%):
Abcam PLC, ADR (a) .................................................... 845,926 20,700
CVS Group PLC ....................................................... 540,258 13,570
Hikma Pharmaceuticals PLC ............................................... 486,969 11,717
45,987
Industrials (2.6%):
Balfour Beatty PLC ..................................................... 2,736,244 11,847
easyJet PLC (a) ......................................................... 1,592,960 9,787
Hays PLC ............................................................ 5,432,703 7,054
IMI PLC ............................................................. 534,915 11,156
QinetiQ Group PLC ..................................................... 2,383,033 10,739
RS GROUP PLC ....................................................... 867,120 8,389
Serco Group PLC ....................................................... 7,798,035 15,425
74,397
Information Technology (1.0%):
Computacenter PLC ..................................................... 608,676 17,661
Spectris PLC .......................................................... 243,639 11,130
28,791
Materials (0.6%):
Endeavour Mining PLC .................................................. 720,983 17,282

Victory Portfolios
Victory Trivalent International Small-Cap Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Real Estate (1.5%):
LondonMetric Property PLC ............................................... 4,480,958 $ 9,457
Safestore Holdings PLC .................................................. 1,387,316 15,014
Savills PLC ........................................................... 1,096,014 11,844
Tritax Big Box REIT PLC ................................................. 5,041,046 8,022
44,337
Utilities (0.3%):
Drax Group PLC ....................................................... 1,294,399 9,536
380,185
United States (0.6%):
Consumer Discretionary (0.6%):
International Game Technology PLC ......................................... 562,333 17,933
Total Common Stocks (Cost $2,463,259) 2,841,628
Rights (0.0%)(e)
Netherlands (0.0%):(e)
Industrials (0.0%):(e)
Aalberts NV , Expires 7/3/23 (a) ............................................. 199,059 241
Total Rights (Cost $237) 241
Exchange-Traded Funds (0.7%)
United States (0.7%):
Vanguard FTSE Developed Markets ETF ...................................... 427,853 19,758
Total Exchange-Traded Funds (Cost $19,637) 19,758
Collateral for Securities Loaned (1.8%) ^
United States (1.8%):
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (f) ........ 13,096,470 13,097
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (f) ............ 13,096,470 13,097
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (f) ................ 13,096,470 13,096
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (f) . 13,096,470 13,096
Total Collateral for Securities Loaned (Cost $52,386) 52,386
Total Investments (Cost $2,535,519) — 100.5% 2,914,013
Liabilities in excess of other assets — (0.5)% (15,601)
NET ASSETS - 100.00% $ 2,898,412
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was $52,979
(thousands) and amounted to 1.8% of net assets.
(c) Rounds to less than $1 thousand.
(d) All or a portion of this security is on loan.
(e) Amount represents less than 0.05% of net assets.
(f) Rate disclosed is the daily yield on June 30, 2023.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory INCORE Total Return Bond Fund
81
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
T
Security Description Principal Amount Value
Asset-Backed Securities (7.1%)
ABS Auto (7.1%):
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 1/15/25 @ 100 $ 162 $ 160
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A3, 5.39%, 12/15/27,
Callable 4/15/26 @ 100(a) ............................................ 540 534
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%,
1/19/27, Callable 4/16/25 @ 100 ........................................ 245 226
JPMorgan Chase Bank NA, Series 2021-2, Class C, 0.97%, 12/26/28, Callable 4/25/25 @
100(a) ........................................................... 69 67
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, 9/15/27, Callable
3/15/25 @ 100 ..................................................... 228 223
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable
5/15/25 @ 100 ..................................................... 283 272
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 2/15/28, Callable
10/15/25 @ 100 .................................................... 195 191
Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27, Callable
7/15/25 @ 100 ..................................................... 275 266
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 2/20/24
@ 100(a) ......................................................... 674 651
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable
11/10/25 @ 100(a) .................................................. 231 227
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable
12/15/24 @ 100(a) .................................................. 332 324
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable
4/15/25 @ 100(a) ................................................... 337 322
Westlake Automobile Receivables Trust, Series 2022-1A, Class C, 3.11%, 3/15/27, Callable
8/15/25 @ 100(a) ................................................... 310 297
Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.41%, 1/18/28, Callable
3/15/26 @ 100(a) ................................................... 250 247
Westlake Automobile Receivables Trust, Series 2023-2A, Class B, 6.14%, 3/15/28, Callable
10/15/26 @ 100(a) .................................................. 500 500
4,507
Total Asset-Backed Securities (Cost $4,617)
a
a
a
4,507
Collateralized Mortgage Obligations (10.3%)
Commercial MBS (10.3%):
BANK, Series 2020-BN26, Class AS, 2.69%, 3/15/63 , Callable 3/15/30 @ 100 ........... 290 233
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 5/10/58, Callable
5/10/26 @ 100 ..................................................... 163 151
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable
1/10/26 @ 100 ..................................................... 153 145
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AS, 2.92%, 2/15/53, Callable
2/15/30 @ 100 ..................................................... 257 205
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable
7/10/26 @ 100 ..................................................... 244 223
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable
5/10/26 @ 100 ..................................................... 463 439
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable
5/15/26 @ 100 ..................................................... 158 150
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.19%, 4/10/48, Callable
4/10/25 @ 100 ..................................................... 345 327
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @
100 ............................................................. 186 177
CSAIL Commercial Mortgage Trust, Series 2016-C7, Class A5, 3.50%, 11/15/49, Callable
11/15/26 @ 100 .................................................... 137 127
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.81%, 11/15/48, Callable
11/15/25 @ 100 .................................................... 338 320
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable
8/15/25 @ 100 ..................................................... 348 330
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable
5/15/25 @ 100 ..................................................... 212 201

Victory Portfolios
Victory INCORE Total Return Bond Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @
100 ............................................................. $ 162 $ 150
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25
@ 100 ........................................................... 162 153
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4, 2.82%,
8/15/49, Callable 7/15/26 @ 100 ........................................ 376 343
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/48,
Callable 8/15/25 @ 100 .............................................. 143 135
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48,
Callable 4/15/25 @ 100 .............................................. 453 427
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/17/49,
Callable 2/15/26 @ 100 .............................................. 419 393
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A4, 3.72%,
12/15/49, Callable 1/15/27 @ 100 ....................................... 405 376
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable
8/15/25 @ 100 ..................................................... 181 171
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable
12/15/25 @ 100 .................................................... 420 396
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable
5/15/25 @ 100 ..................................................... 193 183
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4, 2.92%, 11/15/49,
Callable 10/15/26 @ 100 ............................................. 548 501
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.63%, 1/15/60,
Callable 3/15/27 @ 100 .............................................. 311 288
6,544
Total Collateralized Mortgage Obligations (Cost $7,023)
a
a
a
6,544
Convertible Corporate Bonds (5.8%)
Consumer Discretionary (1.3%):
Booking Holdings, Inc., 0.75%, 5/1/25 ........................................ 305 457
Expedia Group, Inc., 2/15/26(b) ............................................ 300 263
Ford Motor Co., 3/15/26(b) ................................................ 95 104
824
Energy (0.6%):
Pioneer Natural Resources Co., 0.25%, 5/15/25 ................................. 185 407
Financials (1.0%):
Ares Capital Corp., 4.63%, 3/1/24 ........................................... 345 347
Barclays Bank PLC
2/4/25(b) ........................................................ 110 190
2/18/25(b) ....................................................... 65 66
603
Health Care (0.4%):
Illumina, Inc., 8/15/23(b) ................................................. 280 278
Industrials (1.1%):
Block, Inc., 0.25%, 11/1/27 ................................................ 55 42
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 .................... 315 307
Southwest Airlines Co., 1.25%, 5/1/25(c) ...................................... 300 346
695
Information Technology (1.1%):
Akamai Technologies, Inc., 0.13%, 5/1/25 ..................................... 130 139
Vishay Intertechnology, Inc., 2.25%, 6/15/25 ................................... 105 115
Western Digital Corp., 1.50%, 2/1/24 ......................................... 430 417
671

Victory Portfolios
Victory INCORE Total Return Bond Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Real Estate (0.3%):
Kite Realty Group LP, 0.75%, 4/1/27(a) ....................................... $ 180 $ 171
Total Convertible Corporate Bonds (Cost $3,440)
a
a
a
3,649
Shares
Convertible Preferred Stocks (1.9%)
Financials (1.2%):
Bank of America Corp., Series L, 7.25%(d) .................................... 280 328
KKR & Co., Inc., Series C, 6.00%, 9/15/23 .................................... 2,570 170
Wells Fargo & Co., Series L, 7.50%(d) ........................................ 245 282
780
Utilities (0.7%):
American Electric Power Co., Inc., 6.13%, 8/15/23 ............................... 1,615 80
NextEra Energy, Inc., 6.93%, 9/1/25 ......................................... 7,200 326
NiSource, Inc., 7.75%, 3/1/24 .............................................. 210 22
428
Total Convertible Preferred Stocks (Cost $1,370)
a
a
a
1,208
Principal Amount
Corporate Bonds (34.0%)
Communication Services (1.6%):
AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100 ............................ 312 290
Comcast Corp., 3.45%, 2/1/50, Callable 8/1/49 @ 100 ............................ 150 115
Hughes Satellite Systems Corp., 6.63%, 8/1/26 .................................. 200 188
Sirius XM Radio, Inc., 4.13%, 7/1/30, Callable 7/1/25 @ 102.06(a) ................... 143 117
T-Mobile USA, Inc., 3.88%, 4/15/30, Callable 1/15/30 @ 100 ....................... 242 223
Verizon Communications, Inc., 3.55%, 3/22/51, Callable 9/22/50 @ 100 ................ 125 93
1,026
Consumer Discretionary (5.6%):
Aptiv PLC/Aptiv Corp., 3.25%, 3/1/32, Callable 12/1/31 @ 100 ..................... 185 158
D.R. Horton, Inc., 2.50%, 10/15/24, Callable 9/15/24 @ 100 ........................ 670 642
Dana, Inc., 5.63%, 6/15/28, Callable 7/18/23 @ 102.81 ............................ 110 104
General Motors Financial Co., Inc., 5.85%, 4/6/30, Callable 2/6/30 @ 100 .............. 256 254
Lennar Corp., 5.00%, 6/15/27 , Callable 12/15/26 @ 100 ........................... 212 208
Marriott International, Inc., 3.60%, 4/15/24, Callable 3/15/24 @ 100 .................. 326 320
Meritage Homes Corp., 6.00%, 6/1/25, Callable 3/1/25 @ 100 ....................... 63 63
Murphy Oil USA, Inc., 3.75%, 2/15/31 , Callable 2/15/26 @ 101.88(a) ................. 201 169
NIKE, Inc., 3.88%, 11/1/45, Callable 5/1/45 @ 100(c) ............................. 198 173
NVR, Inc., 3.00%, 5/15/30, Callable 11/15/29 @ 100 ............................. 267 231
O'Reilly Automotive, Inc., 4.70%, 6/15/32, Callable 3/15/32 @ 100 ................... 199 192
PulteGroup, Inc., 5.00%, 1/15/27, Callable 10/15/26 @ 100 ......................... 240 237
Ross Stores, Inc., 3.38%, 9/15/24, Callable 6/15/24 @ 100 ......................... 160 155
The Goodyear Tire & Rubber Co., 5.00%, 7/15/29, Callable 4/15/29 @ 100(c) ........... 360 325
The Goodyear Tire Rubber Co., 5.25%, 4/30/31, Callable 1/30/31 @ 100(c) ............. 188 166
Yum! Brands, Inc., 3.63%, 3/15/31, Callable 12/15/30 @ 100 ....................... 171 148
3,545
Consumer Staples (1.7%):
7-Eleven, Inc., 0.80%, 2/10/24, Callable 8/7/23 @ 100(a) .......................... 368 357
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 ........................ 105 103
BAT Capital Corp., 5.28%, 4/2/50, Callable 10/2/49 @ 100 ......................... 167 138
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100 ................. 139 115
Estee Lauder Cos., Inc., 4.15%, 3/15/47, Callable 9/15/46 @ 100 ..................... 105 92
Reynolds American, Inc., 6.15%, 9/15/43 ...................................... 175 168
Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100 ......................... 135 123
1,096
Energy (2.5%):
Continental Resources, Inc., 2.27%, 11/15/26, Callable 11/15/23 @ 100(a) .............. 267 238
Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100 ........................ 346 313
EOG Resources, Inc., 4.95%, 4/15/50, Callable 10/15/49 @ 100 ..................... 135 133
HollyFrontier Corp., 2.63%, 10/1/23 ......................................... 265 262

Victory Portfolios
Victory INCORE Total Return Bond Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Marathon Oil Corp., 6.60%, 10/1/37 ......................................... $ 255 $ 254
Pioneer Natural Resources Co., 1.90%, 8/15/30 , Callable 5/15/30 @ 100 ............... 251 204
Western Midstream Operating LP, 4.30%, 2/1/30, Callable 11/1/29 @ 100 .............. 188 169
1,573
Financials (8.0%):
Aflac, Inc., 4.75%, 1/15/49, Callable 7/15/48 @ 100 .............................. 35 33
American Express Co., 4.99% (SOFR+226bps), 5/26/33, Callable 2/26/32 @ 100(e) ....... 299 286
Bank of America Corp.
4.20%, 8/26/24, MTN ............................................... 160 157
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100(e) .................. 340 277
Capital One Financial Corp.
4.93% (SOFR+206bps), 5/10/28, Callable 5/10/27 @ 100(e) .................... 174 165
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100(e) .................... 395 279
Cincinnati Financial Corp., 6.13%, 11/1/34 ..................................... 230 242
Citigroup, Inc.
3.88%, 3/26/25 .................................................... 108 104
4.60%, 3/9/26 ..................................................... 232 224
4.45%, 9/29/27 .................................................... 108 103
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 ...................... 584 576
Ford Motor Credit Co. LLC, 4.06%, 11/1/24 , Callable 10/1/24 @ 100 ................. 290 281
Globe Life, Inc., 2.15%, 8/15/30, Callable 5/15/30 @ 100 .......................... 250 197
JPMorgan Chase & Co.
2.55% (SOFR+118bps), 11/8/32, Callable 11/8/31 @ 100(e) .................... 376 308
5.72% (SOFR+258bps), 9/14/33 , Callable 9/14/32 @ 100(e) .................... 204 207
5.60%, 7/15/41 .................................................... 87 90
Morgan Stanley, 3.13%, 7/27/26, MTN ....................................... 287 269
Old Republic International Corp., 3.85%, 6/11/51, Callable 12/11/50 @ 100 ............. 104 75
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100 .................... 228 186
The Goldman Sachs Group, Inc., 3.50%, 1/23/25, Callable 10/23/24 @ 100 ............. 275 266
Wells Fargo & Co.
4.30%, 7/22/27, MTN ............................................... 410 394
4.90%, 11/17/45 ................................................... 155 136
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100 ....................... 250 183
5,038
Health Care (5.0%):
AbbVie, Inc.
3.20%, 11/21/29, Callable 8/21/29 @ 100 ................................. 285 258
4.45%, 5/14/46, Callable 11/14/45 @ 100 ................................. 142 125
Amgen, Inc., 5.15%, 3/2/28, Callable 2/2/28 @ 100(c) ............................ 690 689
Anthem, Inc., 2.38%, 1/15/25, Callable 12/15/24 @ 100 ........................... 148 141
Baxter International, Inc.
2.54%, 2/1/32, Callable 11/1/31 @ 100 ................................... 390 316
3.50%, 8/15/46, Callable 2/15/46 @ 100 .................................. 109 76
Centene Corp., 4.25%, 12/15/27, Callable 7/24/23 @ 102.13 ........................ 168 157
HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100 .............................. 193 179
Hologic, Inc., 3.25%, 2/15/29, Callable 9/28/23 @ 101.63 (a) ........................ 260 227
Mylan, Inc., 4.55%, 4/15/28, Callable 1/15/28 @ 100 ............................. 262 247
Regeneron Pharmaceuticals, Inc., 2.80%, 9/15/50, Callable 3/15/50 @ 100 .............. 146 94
Universal Health Services, Inc.
1.65%, 9/1/26, Callable 8/1/26 @ 100(a) .................................. 394 345
2.65%, 10/15/30, Callable 7/15/30 @ 100(a) ............................... 102 83
Viatris, Inc.
2.30%, 6/22/27, Callable 4/22/27 @ 100 .................................. 95 83
4.00%, 6/22/50, Callable 12/22/49 @ 100 ................................. 190 126
3,146
Industrials (2.6%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100 ................ 107 86
Air Lease Corp.
0.70%, 2/15/24, Callable 1/15/24 @ 100, MTN ............................. 282 273
0.80%, 8/18/24, Callable 7/18/24 @ 100 .................................. 146 138
CSX Corp., 3.35%, 9/15/49, Callable 3/15/49 @ 100 ............................. 92 68

Victory Portfolios
Victory INCORE Total Return Bond Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Hillenbrand, Inc., 5.00%, 9/15/26, Callable 7/15/26 @ 100 ......................... $ 420 $ 411
Honeywell International, Inc., 2.80%, 6/1/50, Callable 12/1/49 @ 100 ................. 82 61
Norfolk Southern Corp.
2.30%, 5/15/31, Callable 2/15/31 @ 100 .................................. 239 199
2.90%, 8/25/51, Callable 2/25/51 @ 100 .................................. 125 83
Northrop Grumman Corp., 5.25%, 5/1/50, Callable 11/1/49 @ 100 .................... 116 118
Sensata Technologies, Inc., 3.75%, 2/15/31, Callable 2/15/26 @ 101.88(a) .............. 130 111
Snap-on, Inc., 4.10%, 3/1/48, Callable 9/1/47 @ 100 .............................. 115 101
1,649
Information Technology (2.7%):
Apple, Inc., 4.65%, 2/23/46, Callable 8/23/45 @ 100 ............................. 117 115
Broadcom, Inc., 5.00%, 4/15/30, Callable 1/15/30 @ 100 .......................... 315 309
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 ............... 342 336
Dell International LLC EMC Corp., 5.25%, 2/1/28, Callable 1/1/28 @ 100 .............. 196 196
Micron Technology, Inc., 5.33%, 2/6/29, Callable 11/6/28 @ 100 ..................... 394 388
NCR Corp., 5.25%, 10/1/30, Callable 10/1/25 @ 102.63(a) ......................... 87 76
Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100 .................... 160 145
Western Digital Corp., 2.85%, 2/1/29, Callable 12/1/28 @ 100 ....................... 147 118
1,683
Materials (0.5%):
LYB International Finance III LLC, 5.63%, 5/15/33, Callable 2/15/33 @ 100 ............ 262 262
Newmont Corp., 2.60%, 7/15/32 , Callable 4/15/32 @ 100 .......................... 104 85
347
Real Estate (2.4%):
Essential Properties LP, 2.95%, 7/15/31, Callable 4/15/31 @ 100 ..................... 131 98
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63(a) ................... 108 97
Kite Realty Group Trust, 4.00%, 3/15/25, Callable 12/15/24 @ 100 ................... 339 322
Physicians Realty LP
3.95%, 1/15/28, Callable 10/15/27 @ 100 ................................. 138 126
2.63%, 11/1/31, Callable 8/1/31 @ 100 ................................... 128 100
Realty Income Corp., 5.63%, 10/13/32, Callable 7/13/32 @ 100 ...................... 303 307
Regency Centers LP, 4.65%, 3/15/49, Callable 9/15/48 @ 100 ....................... 114 96
Sabra Health Care LP, 5.13%, 8/15/26, Callable 5/15/26 @ 100 ...................... 145 137
Spirit Realty LP, 3.20%, 1/15/27 , Callable 11/15/26 @ 100 ......................... 266 239
1,522
Utilities (1.4%):
Ameren Illinois Co., 1.55%, 11/15/30, Callable 8/15/30 @ 100 ...................... 225 179
Consolidated Edison Co. of New York, Inc., 6.30%, 8/15/37 ........................ 250 272
Oklahoma Gas and Electric Co., 5.25%, 5/15/41, Callable 11/15/40 @ 100 .............. 190 176
Public Service Electric & Gas Co., 3.95%, 5/1/42, MTN, Callable 11/1/41 @ 100 ......... 159 134
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100 ............... 174 115
876
Total Corporate Bonds (Cost $24,179)
a
a
a
21,501
Residential Mortgage-Backed Securities (0.1%)
ABS Home (0.1%):
Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE16, Class M1, 6.47%
(TSFR1M+132bps), 10/25/32, Callable 7/25/23 @ 100(e) ...................... 64 65
Total Residential Mortgage-Backed Securities (Cost $63)
a
a
a
65
Yankee Dollars (4.1%)
Communication Services (0.3%):
Vodafone Group PLC, 5.25%, 5/30/48 ........................................ 193 181

Victory Portfolios
Victory INCORE Total Return Bond Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Consumer Staples (0.3%):
Suntory Holdings Ltd., 2.25%, 10/16/24, Callable 9/16/24 @ 100(a) .................. $ 200 $ 190
Energy (0.3%):
Statoil ASA, 3.95%, 5/15/43 ............................................... 100 86
Total Capital International SA, 2.99%, 6/29/41, Callable 12/29/40 @ 100 ............... 195 148
234
Financials (1.7%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, 7/15/25, Callable 6/15/25
@ 100 ........................................................... 150 151
HSBC Holdings PLC, 2.87% (SOFR+141bps), 11/22/32, Callable 11/22/31 @ 100(e) ...... 340 275
Newcrest Finance Pty Ltd.
5.75%, 11/15/41(a) ................................................. 155 154
4.20%, 5/13/50, Callable 11/13/49 @ 100(a) ............................... 110 90
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33, Callable 2/19/33 @ 100 .......... 410 408
1,078
Industrials (0.5%):
Canadian National Railway Co., 3.20%, 8/2/46, Callable 2/2/46 @ 100 ................ 85 63
Canadian Pacific Railway Co., 3.10%, 12/2/51, Callable 6/2/51 @ 100 ................. 92 66
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(a) ................. 200 178
307
Materials (0.9%):
Anglo American Capital PLC
2.88%, 3/17/31, Callable 12/17/30 @ 100(a) ............................... 300 247
3.95%, 9/10/50, Callable 3/10/50 @ 100(a) ................................ 200 149
Rio Tinto Finance USA Ltd., 5.20%, 11/2/40 ................................... 75 76
Vale Overseas Ltd., 6.25%, 8/10/26 .......................................... 99 102
574
Utilities (0.1%):
Iberdrola International BV, 6.75%, 9/15/33 ..................................... 50 53
Total Yankee Dollars (Cost $3,042)
a
a
a
2,617
U.S. Government Mortgage-Backed Agencies (30.1%)
Federal Home Loan Mortgage Corp.
9.00%, 4/1/25 ..................................................... 3 3
7.50%, 8/1/29 ..................................................... 7 7
Series 4395, Class PA, 2.50%, 4/15/37 - 3/1/51 .............................. 1,041 897
2.00%, 3/1/51 ..................................................... 512 420
3.50%, 3/1/52 ..................................................... 1,763 1,610
4.00%, 6/1/52 - 10/1/52 .............................................. 2,362 2,221
4.50%, 6/1/52 - 8/1/52 ............................................... 2,404 2,311
Federal National Mortgage Association
Series 2005-19, Class PB, 5.50%, 3/25/35 ................................. 183 186
Series 2013-81, Class KA, 2.75%, 9/25/42 ................................. 128 119
3.00%, 8/1/46 - 10/1/50 .............................................. 2,385 2,124
4.00%, 3/1/47 - 5/1/52 ............................................... 1,536 1,442
3.50%, 11/1/47 - 4/1/52 .............................................. 870 808
Series 2017-96, Class DA, 2.50%, 12/25/47 - 2/1/52 .......................... 3,266 2,777
2.00%, 3/1/51 - 12/1/51 .............................................. 2,228 1,827
4.50%, 7/25/53 .................................................... 2,000 1,922
18,674
Federal Home Loan Mortgage Corporation
Series 4320, Class AP, 3.50%, 7/15/39 .................................... 105 101
Federal National Mortgage Association
6.00%, 2/1/37 ..................................................... 55 57

Victory Portfolios
Victory INCORE Total Return Bond Fund

(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series 2011-21, Class PA, 4.50%, 5/25/40 ................................. $ 207 $ 203
361
Total U.S. Government Mortgage-Backed Agencies (Cost $20,100)
a
a
a
19,035
U.S. Treasury Obligations (5.8%)
U.S. Treasury Bonds, 4.00%, 11/15/42 ........................................ 1,400 1,392
U.S. Treasury Notes
2.75%, 11/15/23 .................................................... 900 892
1.25%, 5/31/28 .................................................... 178 155
3.75%, 5/31/30 .................................................... 1,275 1,257
Total U.S. Treasury Obligations (Cost $3,745)
a
a
a
3,696
Shares
Collateral for Securities Loaned (1.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(f) ........ 280,107 280
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(f) ............ 280,107 280
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(f) ................ 280,107 280
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(f) . 280,107 280
Total Collateral for Securities Loaned (Cost $1,120)
a
a
a
1,120
Total Investments (Cost $68,699) — 101.0% 63,942
Liabilities in excess of other assets — (1.0)% (614)
NET ASSETS - 100.00% $ 63,328
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was $6,169
(thousands) and amounted to 9.7% of net assets.
(b) Zero-coupon bond.
(c) All or a portion of this security is on loan.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2023.
(f) Rate disclosed is the daily yield on June 30, 2023.
ABS
—
Asset-Backed Securities
bps—Basis points
LLC—Limited Liability Company
LP—Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN—Medium Term Note
PLC—Public Limited Company
SOFR
—
Secured Overnight Financing Rate
TSFR1M
—
1 month Term SOFR, rate disclosed as of June 30, 2023.

Victory Portfolios
Victory INCORE Total Return Bond Fund

Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Futures Contracts Purchased
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
5-Year U.S. Treasury Note Futures ....... 51 9/29/23 $ 5,573,544 $ 5,461,781 $ (111,763)
Australian Dollar Futures ............. 6 9/18/23 393,652 400,680 7,028
Canadian Dollar Futures .............. 9 9/19/23 666,978 680,670 13,692
Ultra Long Term U.S. Treasury Bond Futures 27 9/20/23 3,651,830 3,677,906 26,076
$ (64,967)
Futures Contracts Sold
(Amounts not in thousands)
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 5 9/20/23 $ 571,661 $ 561,328 $ 10,333
2-Year U.S. Treasury Note Futures ....... 7 9/29/23 1,440,715 1,423,406 17,309
British Pound Futures ................ 11 9/18/23 861,216 873,056 (11,840)
Euro FX Futures ................... 4 9/18/23 539,569 547,650 (8,081)
Japanese Yen Futures ................ 11 9/18/23 1,007,137 964,219 42,918
Mexican Peso Futures ................ 18 9/18/23 501,748 517,320 (15,572)
Micro E-Mini S&P 500 Index Futures .... 116 9/15/23 2,544,704 2,603,185 (58,481)
$ (23,414)
Total unrealized appreciation $ 117,355
Total unrealized depreciation (205,736)
Total net unrealized appreciation (depreciation) $ (88,381)
Centrally Cleared
Credit Default Swap Agreements - Sell Protection(a)
(Amounts not in thousands)
Underlying Instruments
Fixed Deal
Receive
Rate
Maturity
Date
Payment
Frequency
Implied
Credit
Spread at
June 30,
2023(b)
Notional
Amount(c) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX North America High
Yield Index; Series 40 . 5.00% 6/20/28 Quarterly 4.28% $ 1,000,000 $ 28,930 $ 1,298 $ 27,632
$ 28,930 $ 1,298 $ 27,632
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Statements of Assets and Liabilities
June 30, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Integrity
Discovery Fund
Victory Integrity
Mid-Cap Value
Fund
Victory Integrity
Small-Cap Value
Fund
Assets:
Investments, at value (Cost $54,971, $277,160 and $1,411,925) $ 60,707 (a) $ 316,002 $ 1,588,632 (b)
Cash 1,393 1,401 18,087
Receivables:
Interest and dividends 72 545 2,655
Capital shares issued 2 299 481
Investments sold 39 4,472 3,103
From Adviser 7 156 2
Prepaid expenses 19 31 39
Total Assets 62,239 322,906 1,612,999
Liabilities:
Payables:
Collateral received on loaned securities 2,373 — 23,894
Investments purchased 39 — 9,596
Capital shares redeemed 130 2,062 1,080
Accrued expenses and other payables:
Investment advisory fees 48 195 1,079
Administration fees 3 14 68
Custodian fees 1 4 17
Transfer agent fees 18 13 161
Compliance fees — (c) — (c) 1
Trustees' fees 18 — (c) 16
12b-1 fees 4 3 10
Other accrued expenses 15 29 90
Total Liabilities 2,649 2,320 36,012
Commitments and contingencies (Note 5 )
Net Assets:
Capital 53,816 274,201 1,288,860
Total accumulated earnings/(loss) 5,774 46,385 288,127
Net Assets $ 59,590 $ 320,586 $ 1,576,987
Net Assets
Class A $ 33,409 $ 25,184 $ 71,905
Class C 831 99 4,746
Class R 502 — 4,538
Class R6 — 232,401 771,075
Class Y 21,471 59,183 724,723
Member Class 3,377 3,719 —
Total $ 59,590 $ 320,586 $ 1,576,987
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 939 1,108 2,166
Class C 38 4 183
Class R 15 — 144
Class R6 — 10,073 21,900
Class Y 532 2,570 20,765
Member Class 95 161 —
Total 1,619 13,916 45,158
Net asset value, offering (except Class A) and redemption price per share: (d)
Class A $ 35 .60 $ 22 .73 $ 33 .19
Class C(e) 21 .80 22 .63 25 .89
Class R 32 .38 — 31 .43
Class R6 — 23 .07 35 .21
Class Y 40 .34 23 .03 34 .90
Member Class 35 .70 23 .15 —
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 37 .77 $ 24 .12 $ 35 .21
(a) Includes $2,312 thousand of securities on loan.
(b) Includes $23,500 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
June 30, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Integrity
Small/Mid-Cap
Value Fund
Victory Munder
Multi-Cap Fund
Victory S&P 500
Index Fund
Assets:
Investments, at value (Cost $225,240, $290,507 and $43,443) $ 255,665 (a) $ 407,729 $ 236,842
Cash 2,575 5,950 1,798
Deposit with broker for futures contracts — — 521
Receivables:
Interest and dividends 400 201 153
Capital shares issued 640 4 61
Investments sold 365 — —
Variation margin on open futures contracts — — 26
From Adviser 55 1 —
Prepaid expenses 30 25 15
Total Assets 259,730 413,910 239,416
Liabilities:
Payables:
Collateral received on loaned securities 5,257 — —
Investments purchased 977 — —
Capital shares redeemed 308 170 42
Accrued expenses and other payables:
Investment advisory fees 162 247 38
Administration fees 11 18 10
Custodian fees 3 4 3
Transfer agent fees 8 99 32
Compliance fees — (b) — (b) — (b)
Trustees' fees — (b) 88 19
12b-1 fees 1 39 15
Other accrued expenses 29 33 25
Total Liabilities 6,756 698 184
Commitments and contingencies (Note 5 )
Net Assets:
Capital 219,266 277,850 36,423
Total accumulated earnings/(loss) 33,708 135,362 202,809
Net Assets $ 252,974 $ 413,212 $ 239,232
Net Assets
Class A $ 8,049 $ 373,676 $ 167,870
Class C — 2,625 —
Class R — — 21,717
Class R6 191,098 — —
Class Y 47,787 36,911 49,645
Member Class 6,040 — —
Total $ 252,974 $ 413,212 $ 239,232
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 390 8,017 7,182
Class C — 83 —
Class R — — 934
Class R6 9,096 — —
Class Y 2,283 700 2,102
Member Class 289 — —
Total 12,058 8,800 10,218
Net asset value, offering (except Class A) and redemption price per share: (c)
Class A $ 20 .65 $ 46 .61 $ 23 .37
Class C(d) — 31 .69 —
Class R — — 23 .25
Class R6 21 .01 — —
Class Y 20 .93 52 .76 23 .61
Member Class 20 .86 — —
Maximum Sales Charge — Class A 5 .75% 5 .75% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 21 .91 $ 49 .45 $ 23 .91
(a) Includes $5,173 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
June 30, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Munder
Mid-Cap Core
Growth Fund
Victory Trivalent
International Fund-
Core Equity
Victory Trivalent
International
Small-Cap Fund
Assets:
Investments, at value (Cost $268,928, $179,879 and $2,535,519) $ 346,892 $ 195,166 (a) $ 2,914,013 (b)
Foreign currency, at value (Cost $—, $158 and $1,963) — 158 1,952
Cash 594 2,235 26,533
Receivables:
Interest and dividends 205 430 4,572
Capital shares issued 85 — (c) 1,350
Investments sold 14,359 180 3,290
Reclaims — 516 6,581
From Adviser 3 163 1,029
Prepaid expenses 33 33 83
Total Assets 362,171 198,881 2,959,403
Liabilities:
Payables:
Collateral received on loaned securities — 2,493 52,386
Investments purchased 14,136 894 2,623
Capital shares redeemed 160 37 2,683
Accrued foreign capital gains taxes — 256 —
Accrued expenses and other payables:
Investment advisory fees 203 127 2,168
Administration fees 15 9 127
Custodian fees 4 31 132
Transfer agent fees 80 2 684
Compliance fees — (c) — (c) 2
Trustees' fees 22 28 6
12b-1 fees 18 — (c) 8
Other accrued expenses 29 22 172
Total Liabilities 14,667 3,899 60,991
Commitments and contingencies (Note 5 )
Net Assets:
Capital 264,303 185,161 2,809,357
Total accumulated earnings/(loss) 83,201 9,821 89,055
Net Assets $ 347,504 $ 194,982 $ 2,898,412
Net Assets
Class A $ 147,859 $ 3,765 $ 71,343
Class C 3,775 — 2,204
Class I — 3,381 1,909,343
Class R 7,784 — —
Class R6 68,898 180,222 121,147
Class Y 119,188 7,614 794,375
Total $ 347,504 $ 194,982 $ 2,898,412
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 16,180 514 5,110
Class C 417 — 164
Class I — 459 135,553
Class R 1,176 — —
Class R6 5,111 24,292 8,561
Class Y 9,502 1,042 56,704
Total 32,386 26,307 206,092
Net asset value, offering (except Class A) and redemption price per share: (d)
Class A $ 9 .14 $ 7 .32 $ 13 .96
Class C(e) 9 .06 — 13 .46
Class I — 7 .37 14 .09
Class R 6 .62 — —
Class R6 13 .48 7 .42 14 .15
Class Y 12 .54 7 .31 14 .01
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9 .70 $ 7 .77 $ 14 .81
(a) Includes $2,398 thousand of securities on loan.
(b) Includes $52,428 thousand of securities on loan.
(c) Rounds to less than $1 thousand.
(d) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(e) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
June 30, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory INCORE
Total Return Bond
Fund
Assets:
Investments, at value (Cost $68,699) $ 63,942 (a)
Cash 1,229
Deposit with broker for futures contracts 653
Deposit with broker for swap agreements 208
Receivables:
Interest and dividends 379
Capital shares issued — (b)
Variation margin on open futures contracts 38
Variation margin on open swap agreements 8
From Adviser 22
Prepaid expenses 24
Total Assets 66,503
Liabilities:
Payables:
Collateral received on loaned securities 1,120
Investments purchased 1,930
Capital shares redeemed — (b)
Variation margin on open futures contracts 43
Accrued expenses and other payables:
Investment advisory fees 21
Administration fees 3
Custodian fees 3
Transfer agent fees 5
Compliance fees — (b)
Trustees' fees 32
12b-1 fees 1
Other accrued expenses 17
Total Liabilities 3,175
Commitments and contingencies (Note 5 )
Net Assets:
Capital 76,334
Total accumulated earnings/(loss) (13,006)
Net Assets $ 63,328
Net Assets
Class A $ 6,955
Class C 142
Class R6 26,311
Class Y 29,920
Total $ 63,328
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 842
Class C 17
Class R6 3,177
Class Y 3,615
Total 7,651
Net asset value, offering (except Class A) and redemption price per share: (c)
Class A $ 8 .26
Class C(d) 8 .33
Class R6 8 .28
Class Y 8 .28
Maximum Sales Charge — Class A 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 8 .45
(a) Includes $1,097 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended June 30, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Integrity
Discovery Fund
Victory Integrity
Mid-Cap Value
Fund
Victory Integrity
Small-Cap Value
Fund
Investment Income:
Dividends $ 1,233 $ 5,498 $ 31,857
Interest 36 93 381
Securities lending (net of fees) 2 4 42
Total Income 1,271 5,595 32,280
Expenses:
Investment advisory fees 649 2,254 12,895
Administration fees 36 165 825
Sub-Administration fees 17 17 17
12b-1 fees — Class A 88 57 179
12b-1 fees — Class C 11 1 53
12b-1 fees — Class R 3 — 24
Custodian fees 4 14 64
Transfer agent fees — Class A 53 45 158
Transfer agent fees — Class C 2 — (a) 6
Transfer agent fees — Class R 1 — 12
Transfer agent fees — Class R6 — 21 67
Transfer agent fees — Class Y 46 67 717
Transfer agent fees — Member Class 9 5 —
Trustees' fees 4 21 94
Compliance fees 1 3 14
Legal and audit fees 12 26 94
State registration and filing fees 71 101 107
Interfund lending — — — (a)
Other expenses 18 51 183
Total Expenses 1,025 2,848 15,509
Expenses waived/reimbursed by Adviser (32) (865) (11)
Net Expenses 993 1,983 15,498
Net Investment Income (Loss) 278 3,612 16,782
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 475 8,969 117,836
Net change in unrealized appreciation/depreciation on investment securities 2,896 26,711 96,878
Net realized/unrealized gains (losses) on investments 3,371 35,680 214,714
Change in net assets resulting from operations $ 3,649 $ 39,292 $ 231,496
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Integrity
Small/Mid-Cap
Value Fund
Victory Munder
Multi-Cap Fund
Victory S&P 500
Index Fund
Investment Income:
Dividends $ 4,672 $ 4,928 $ 3,735
Interest 87 82 30
Securities lending (net of fees) 7 6 — (a)
Foreign tax withholding — — (1)
Total Income 4,766 5,016 3,764
Expenses:
Investment advisory fees 1,875 2,895 447
Administration fees 129 212 123
Sub-Administration fees 17 17 19
12b-1 fees — Class A 19 869 236
12b-1 fees — Class C — 32 —
12b-1 fees — Class R — — 93
Custodian fees 11 18 18
Transfer agent fees — Class A 15 637 104
Transfer agent fees — Class C — 5 —
Transfer agent fees — Class R — — 6
Transfer agent fees — Class R6 4 — —
Transfer agent fees — Class Y 27 29 56
Transfer agent fees — Member Class 11 — —
Trustees' fees 17 16 14
Compliance fees 2 3 2
Legal and audit fees 22 30 21
State registration and filing fees 71 52 53
Other expenses 63 75 50
Total Expenses 2,283 4,890 1,242
Expenses waived/reimbursed by Adviser (283) (7) —
Net Expenses 2,000 4,883 1,242
Net Investment Income (Loss) 2,766 133 2,522
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 4,519 19,685 16,757
Net realized gains (losses) from futures contracts — — 159
Net change in unrealized appreciation/depreciation on investment securities 26,148 56,497 19,474
Net change in unrealized appreciation/depreciation on futures contracts — — 124
Net realized/unrealized gains (losses) on investments 30,667 76,182 36,514
Change in net assets resulting from operations $ 33,433 $ 76,315 $ 39,036
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Munder
Mid-Cap Core
Growth Fund
Victory Trivalent
International
Fund-Core Equity
Victory Trivalent
International
Small-Cap Fund
Investment Income:
Dividends $ 3,573 $ 6,893 $ 88,393
Interest 38 25 389
Securities lending (net of fees) 1 32 420
Foreign tax withholding (8) (818) (9,397)
Total Income 3,604 6,132 79,805
Expenses:
Investment advisory fees 2,679 1,518 25,311
Administration fees 196 104 1,517
Sub-Administration fees 17 17 17
12b-1 fees — Class A 383 10 169
12b-1 fees — Class C 43 — (a) (b) 28
12b-1 fees — Class R 42 — —
Custodian fees 16 99 474
Transfer agent fees — Class A 269 10 241
Transfer agent fees — Class C 6 — (a) (b) 3
Transfer agent fees — Class I — 2 3,192
Transfer agent fees — Class R 22 — —
Transfer agent fees — Class R6 3 — (a) 4
Transfer agent fees — Class Y 138 1 904
Trustees' fees 23 11 174
Compliance fees 3 2 25
Legal and audit fees 28 38 274
State registration and filing fees 75 64 191
Interfund lending — 1 —
Other expenses 62 55 397
Recoupment of prior expenses waived/reimbursed by Adviser — — 13
Total Expenses 4,005 1,932 32,934
Expenses waived/reimbursed by Adviser (24) (856) (5,201)
Net Expenses 3,981 1,076 27,733
Net Investment Income (Loss) (377) 5,056 52,072
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 14,944 (3,808) (286,333)
Foreign taxes on realized gains — (17) —
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations 24,517 26,933 594,838
Net change in accrued foreign taxes on unrealized gains — (233) —
Net realized/unrealized gains (losses) on investments 39,461 22,875 308,505
Change in net assets resulting from operations $ 39,084 $ 27,931 $ 360,577
(a) Rounds to less than $1 thousand.
(b) Class C activity is for the period July 1, 2022, to December 28, 2022 (date of termination).

Statements of Operations
For the Year Ended June 30, 2023

See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory INCORE
Total Return Bond
Fund
Investment Income:
Dividends $ 93
Interest 1,907
Securities lending (net of fees) 19
Total Income 2,019
Expenses:
Investment advisory fees 255
Administration fees 35
Sub-Administration fees 20
12b-1 fees — Class A 21
12b-1 fees — Class C 2
Custodian fees 12
Transfer agent fees — Class A 18
Transfer agent fees — Class C — (a)
Transfer agent fees — Class R6 — (a)
Transfer agent fees — Class Y 8
Trustees' fees 2
Compliance fees 1
Legal and audit fees 16
State registration and filing fees 63
Other expenses 25
Recoupment of prior expenses waived/reimbursed by Adviser 4
Total Expenses 482
Expenses waived/reimbursed by Adviser (81)
Net Expenses 401
Net Investment Income (Loss) 1,618
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (1,929)
Net realized gains (losses) from futures contracts (549)
Net realized gains (losses) from swap agreements 70
Net change in unrealized appreciation/depreciation on investment securities 429
Net change in unrealized appreciation/depreciation on futures contracts (178)
Net change in unrealized appreciation/depreciation on swap agreements 28
Net realized/unrealized gains (losses) on investments (2,129)
Change in net assets resulting from operations $ (511)
(a) Rounds to less than $1 thousand.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Integrity Discovery
Fund
Victory Integrity Mid-Cap
Value Fund
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 278 $ (149) $ 3,612 $ 3,398
Net realized gains (losses) 475 8,242 8,969 26,505
Net change in unrealized appreciation/depreciation 2,896 (20,684) 26,711 (50,400)
Change in net assets resulting from operations 3,649 (12,591) 39,292 (20,497)
Distributions to Shareholders:
Class A (3,129) (2,076) (1,253) (799)
Class C (160) (128) (5) (4)
Class R (56) (92) — —
Class R6 — — (12,878) (10,936)
Class Y (1,946) (1,641) (2,954) (1,255)
Member Class (290) (150) (156) (63)
Change in net assets resulting from distributions to shareholders (5,581) (4,087) (17,246) (13,057)
Change in net assets resulting from capital transactions (3,412) (10,268) 22,680 44,294
Change in net assets (5,344) (26,946) 44,726 10,740
Net Assets:
Beginning of period 64,934 91,880 275,860 265,120
End of period $ 59,590 $ 64,934 $ 320,586 $ 275,860

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Discovery
Fund
Victory Integrity Mid-Cap
Value Fund
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Capital Transactions:
Class A
Proceeds from shares issued $ 1,584 $ 3,420 $ 8,353 $ 12,746
Distributions reinvested 2,607 1,787 1,230 783
Cost of shares redeemed (5,092) (6,514) (6,039) (3,660)
Total Class A $ (901) $ (1,307) $ 3,544 $ 9,869
Class C
Proceeds from shares issued $ 19 $ 187 $ 5 $ 12
Distributions reinvested 153 117 5 4
Cost of shares redeemed (477) (773) (1) —
Total Class C $ (305) $ (469) $ 9 $ 16
Class R
Proceeds from shares issued $ 37 $ 125 $ — $ —
Distributions reinvested 55 91 — —
Cost of shares redeemed (252) (1,216) — —
Total Class R $ (160) $ (1,000) $ — $ —
Class R6
Proceeds from shares issued $ — $ — $ 48,270 $ 52,815
Distributions reinvested — — 12,864 10,920
Cost of shares redeemed — — (52,871) (57,099)
Total Class R6 $ — $ — $ 8,263 $ 6,636
Class Y
Proceeds from shares issued $ 2,936 $ 10,055 $ 23,769 $ 34,224
Distributions reinvested 1,656 1,337 2,929 1,242
Cost of shares redeemed (6,915) (20,693) (16,952) (9,552)
Total Class Y $ (2,323) $ (9,301) $ 9,746 $ 25,914
Member Class
Proceeds from shares issued $ 757 $ 3,436 $ 1,971 $ 2,225
Distributions reinvested 290 150 156 63
Cost of shares redeemed (770) (1,777) (1,009) (429)
Total Member Class $ 277 $ 1,809 $ 1,118 $ 1,859
Change in net assets resulting from capital transactions $ (3,412) $ (10,268) $ 22,680 $ 44,294

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Discovery
Fund
Victory Integrity Mid-Cap
Value Fund
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Share Transactions:
Class A
Issued 43 82 386 536
Reinvested 72 42 56 34
Redeemed (138) (152) (277) (156)
Total Class A (23) (28) 165 414
Class C
Issued 1 6 — (a) 1
Reinvested 7 4 — (a) — (a)
Redeemed (21) (27) — (a) —
Total Class C (13) (17) — (a) 1
Class R
Issued 1 3 — —
Reinvested 2 2 — —
Redeemed (8) (31) — —
Total Class R (5) (26) — —
Class R6
Issued — — 2,151 2,197
Reinvested — — 582 465
Redeemed — — (2,376) (2,393)
Total Class R6 — — 357 269
Class Y
Issued 71 203 1,068 1,451
Reinvested 40 28 133 53
Redeemed (174) (438) (763) (416)
Total Class Y (63) (207) 438 1,088
Member Class
Issued 21 77 88 91
Reinvested 8 4 7 3
Redeemed (22) (41) (45) (18)
Total Member Class 7 40 50 76
Change in Shares (97) (238) 1,010 1,848
(a) Rounds to less than 1 thousand.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Integrity Small-Cap
Value Fund
Victory Integrity Small/Mid-
Cap Value Fund
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 16,782 $ 9,775 $ 2,766 $ 2,099
Net realized gains (losses) 117,836 321,819 4,519 27,521
Net change in unrealized appreciation/depreciation 96,878 (517,182) 26,148 (50,052)
Change in net assets resulting from operations 231,496 (185,588) 33,433 (20,432)
Distributions to Shareholders:
Class A (9,004) (13,359) (695) (414)
Class C (785) (1,318) — —
Class R (629) (964) — —
Class R6 (92,441) (165,101) (15,351) (9,521)
Class Y (80,175) (110,577) (4,396) (3,472)
Member Class — — (528) (201)
Change in net assets resulting from distributions to shareholders (183,034) (291,319) (20,970) (13,608)
Change in net assets resulting from capital transactions 126,018 (138,370) 29,977 35,787
Change in net assets 174,480 (615,277) 42,440 1,747
Net Assets:
Beginning of period 1,402,507 2,017,784 210,534 208,787
End of period $ 1,576,987 $ 1,402,507 $ 252,974 $ 210,534

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Small-Cap
Value Fund
Victory Integrity Small/Mid-
Cap Value Fund
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Capital Transactions:
Class A
Proceeds from shares issued $ 7,120 $ 14,735 $ 1,248 $ 2,555
Distributions reinvested 8,139 12,062 695 414
Cost of shares redeemed (14,907) (25,143) (1,415) (1,285)
Total Class A $ 352 $ 1,654 $ 528 $ 1,684
Class C
Proceeds from shares issued $ 278 $ 498 $ — $ —
Distributions reinvested 772 1,284 — —
Cost of shares redeemed (1,932) (1,545) — —
Total Class C $ (882) $ 237 $ — $ —
Class R
Proceeds from shares issued $ 590 $ 1,408 $ — $ —
Distributions reinvested 621 953 — —
Cost of shares redeemed (1,341) (3,241) — —
Total Class R $ (130) $ (880) $ — $ —
Class R6
Proceeds from shares issued $ 150,916 $ 228,375 $ 57,194 $ 63,291
Distributions reinvested 89,377 159,634 15,313 9,495
Cost of shares redeemed (211,328) (560,687) (42,597) (40,006)
Total Class R6 $ 28,965 $ (172,678) $ 29,910 $ 32,780
Class Y
Proceeds from shares issued $ 137,768 $ 135,984 $ 4,568 $ 14,743
Distributions reinvested 76,277 105,215 2,880 2,460
Cost of shares redeemed (116,332) (207,902) (8,628) (19,405)
Total Class Y $ 97,713 $ 33,297 $ (1,180) $ (2,202)
Member Class
Proceeds from shares issued $ — $ — $ 1,426 $ 4,507
Distributions reinvested — — 528 201
Cost of shares redeemed — — (1,235) (1,183)
Total Member Class $ — $ — $ 719 $ 3,525
Change in net assets resulting from capital transactions $ 126,018 $ (138,370) $ 29,977 $ 35,787

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Integrity Small-Cap
Value Fund
Victory Integrity Small/Mid-
Cap Value Fund
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Share Transactions:
Class A
Issued 215 375 62 114
Reinvested 257 326 35 19
Redeemed (449) (632) (70) (57)
Total Class A 23 69 27 76
Class C
Issued 11 15 — —
Reinvested 31 43 — —
Redeemed (74) (47) — —
Total Class C (32) 11 — —
Class R
Issued 19 36 — —
Reinvested 21 27 — —
Redeemed (44) (83) — —
Total Class R (4) (20) — —
Class R6
Issued 4,367 5,526 2,811 2,764
Reinvested 2,652 4,086 762 426
Redeemed (6,039) (13,655) (2,065) (1,751)
Total Class R6 980 (4,043) 1,508 1,439
Class Y
Issued 4,010 3,317 223 632
Reinvested 2,284 2,715 144 111
Redeemed (3,372) (4,980) (421) (840)
Total Class Y 2,922 1,052 (54) (97)
Member Class
Issued — — 71 195
Reinvested — — 26 9
Redeemed — — (62) (53)
Total Member Class — — 35 151
Change in Shares 3,889 (2,931) 1,516 1,569

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Munder Multi-Cap
Fund Victory S&P 500 Index Fund
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 133 $ 85 $ 2,522 $ 2,379
Net realized gains (losses) 19,685 52,306 16,916 13,845
Net change in unrealized appreciation/depreciation 56,497 (86,125) 19,598 (44,619)
Change in net assets resulting from operations 76,315 (33,734) 39,036 (28,395)
Distributions to Shareholders:
Class A (45,029) (43,776) (11,915) (15,195)
Class C (600) (566) — —
Class R — — (1,359) (1,626)
Class Y (3,974) (4,126) (3,448) (4,702)
Change in net assets resulting from distributions to shareholders (49,603) (48,468) (16,722) (21,523)
Change in net assets resulting from capital transactions 15,617 14,603 (6,311) 3,815
Change in net assets 42,329 (67,599) 16,003 (46,103)
Net Assets:
Beginning of period 370,883 438,482 223,229 269,332
End of period $ 413,212 $ 370,883 $ 239,232 $ 223,229

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Munder Multi-Cap
Fund Victory S&P 500 Index Fund
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Capital Transactions:
Class A
Proceeds from shares issued $ 10,059 $ 8,884 $ 5,516 $ 13,350
Distributions reinvested 38,858 37,870 10,273 13,199
Cost of shares redeemed (31,865) (34,441) (19,727) (30,162)
Total Class A $ 17,052 $ 12,313 $ (3,938) $ (3,613)
Class C
Proceeds from shares issued $ 187 $ 343 $ — $ —
Distributions reinvested 555 516 — —
Cost of shares redeemed (1,358) (1,035) — —
Total Class C $ (616) $ (176) $ — $ —
Class R
Proceeds from shares issued $ — $ — $ 6,074 $ 9,850
Distributions reinvested — — 1,359 1,626
Cost of shares redeemed — — (5,404) (7,673)
Total Class R $ — $ — $ 2,029 $ 3,803
Class Y
Proceeds from shares issued $ 13,017 $ 10,503 $ 4,797 $ 7,977
Distributions reinvested 3,299 2,786 3,439 4,647
Cost of shares redeemed (17,135) (10,823) (12,638) (8,999)
Total Class Y $ (819) $ 2,466 $ (4,402) $ 3,625
Change in net assets resulting from capital transactions $ 15,617 $ 14,603 $ (6,311) $ 3,815
Share Transactions:
Class A
Issued 231 163 255 521
Reinvested 948 695 487 506
Redeemed (726) (645) (909) (1,217)
Total Class A 453 213 (167) (190)
Class C
Issued 6 9 — —
Reinvested 20 13 — —
Redeemed (46) (25) — —
Total Class C (20) (3) — —
Class R
Issued — — 279 383
Reinvested — — 65 62
Redeemed — — (249) (302)
Total Class R — — 95 143
Class Y
Issued 251 180 219 308
Reinvested 71 46 161 177
Redeemed (338) (196) (581) (354)
Total Class Y (16) 30 (201) 131
Change in Shares 417 240 (273) 84

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Munder Mid-Cap Core
Growth Fund
Victory Trivalent International
Fund-Core Equity
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (377) $ (1,010) $ 5,056 $ 5,670
Net realized gains (losses) 14,944 93,929 (3,825) 767
Net change in unrealized appreciation/depreciation 24,517 (163,796) 26,700 (49,722)
Change in net assets resulting from operations 39,084 (70,877) 27,931 (43,285)
Distributions to Shareholders:
Class A (21,797) (55,097) (94) (177)
Class C (596) (5,636) (1) (a) (2)
Class I — — (121) (103)
Class R (1,656) (3,821) — —
Class R6 (7,118) (19,676) (4,717) (7,901)
Class Y (12,924) (39,212) (175) (303)
Change in net assets resulting from distributions to shareholders (44,091) (123,442) (5,108) (8,486)
Change in net assets resulting from capital transactions (11,409) (23,195) (14,472) 16,347
Change in net assets (16,416) (217,514) 8,351 (35,424)
Net Assets:
Beginning of period 363,920 581,434 186,631 222,055
End of period $ 347,504 $ 363,920 $ 194,982 $ 186,631
(a) Class C activity is for the period July 1, 2022, to December 28, 2022 (date of termination).

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Munder Mid-Cap Core
Growth Fund
Victory Trivalent International
Fund-Core Equity
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Capital Transactions:
Class A
Proceeds from shares issued $ 8,466 $ 14,606 $ 191 $ 174
Distributions reinvested 20,204 50,743 81 152
Cost of shares redeemed (33,142) (37,415) (1,141) (388)
Total Class A $ (4,472) $ 27,934 $ (869) $ (62)
Class C
Proceeds from shares issued $ 77 $ 153 $ 1 (a) $ 2
Distributions reinvested 595 5,595 1 (a) 2
Cost of shares redeemed (1,445) (4,259) (73) (a) (21)
Total Class C $ (773) $ 1,489 $ (71) $ (17)
Class I
Proceeds from shares issued $ — $ — $ 2,107 $ 611
Distributions reinvested — — 121 103
Cost of shares redeemed — — (2,101) (518)
Total Class I $ — $ — $ 127 $ 196
Class R
Proceeds from shares issued $ 998 $ 1,542 $ — $ —
Distributions reinvested 1,652 3,814 — —
Cost of shares redeemed (2,963) (4,335) — —
Total Class R $ (313) $ 1,021 $ — $ —
Class R6
Proceeds from shares issued $ 9,447 $ 18,046 $ 605 $ 15,317
Distributions reinvested 7,099 19,626 4,718 7,901
Cost of shares redeemed (19,027) (31,822) (19,148) (6,910)
Total Class R6 $ (2,481) $ 5,850 $ (13,825) $ 16,308
Class Y
Proceeds from shares issued $ 6,970 $ 7,440 $ 79 $ 26
Distributions reinvested 12,623 38,340 154 266
Cost of shares redeemed (22,963) (105,269) (67) (370)
Total Class Y $ (3,370) $ (59,489) $ 166 $ (78)
Change in net assets resulting from capital transactions $ (11,409) $ (23,195) $ (14,472) $ 16,347

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Munder Mid-Cap Core
Growth Fund
Victory Trivalent International
Fund-Core Equity
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Share Transactions:
Class A
Issued 905 1,132 27 22
Reinvested 2,278 4,208 12 19
Redeemed (3,535) (2,853) (162) (49)
Total Class A (352) 2,487 (123) (8)
Class C(b)
Issued 9 9,556 — (a) (c) — (c)
Reinvested 67 460,444 — (a) (c) — (c)
Redeemed (153) (183,222) (11) (a) (2)
Total Class C (77) 286,778 (11) (2)
Class I
Issued — — 326 91
Reinvested — — 18 13
Redeemed — — (318) (64)
Total Class I — — 26 40
Class R
Issued 147 153 — —
Reinvested 257 413 — —
Redeemed (448) (402) — —
Total Class R (44) 164 — —
Class R6
Issued 702 1,017 88 1,876
Reinvested 544 1,160 707 974
Redeemed (1,410) (1,848) (2,711) (863)
Total Class R6 (164) 329 (1,916) 1,987
Class Y
Issued 560 458 12 3
Reinvested 1,038 2,417 23 33
Redeemed (1,828) (5,925) (10) (48)
Total Class Y (230) (3,050) 25 (12)
Change in Shares (867) 286,708 (1,999) 2,005
(a) Class C activity is for the period July 1, 2022, to December 28, 2022 (date of termination).
(b) Victory Munder Mid-Cap Core Growth Fund Class C share amounts have been adjusted for a 1:9 reverse stock split.
(c) Rounds to less than 1 thousand.

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Trivalent International
Small-Cap Fund
Victory INCORE Total Return
Bond Fund
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 52,072 $ 49,365 $ 1,618 $ 1,038
Net realized gains (losses) (286,333) 63,147 (2,408) (494)
Net change in unrealized appreciation/depreciation 594,838 (1,013,226) 279 (7,588)
Change in net assets resulting from operations 360,577 (900,714) (511) (7,044)
Distributions to Shareholders:
Class A (471) (7,089) (236) (189)
Class C — (363) (3) (4)
Class I (20,069) (175,425) — —
Class R6 (1,210) (11,807) (839) (630)
Class Y (7,073) (93,356) (915) (744)
Change in net assets resulting from distributions to shareholders (28,823) (288,040) (1,993) (1,567)
Change in net assets resulting from capital transactions 16,106 403,816 5,769 841
Change in net assets 347,860 (784,938) 3,265 (7,770)
Net Assets:
Beginning of period 2,550,552 3,335,490 60,063 67,833
End of period $ 2,898,412 $ 2,550,552 $ 63,328 $ 60,063

(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Trivalent International
Small-Cap Fund
Victory INCORE Total Return
Bond Fund
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Capital Transactions:
Class A
Proceeds from shares issued $ 13,327 $ 22,529 $ 4,659 $ 369
Distributions reinvested 352 5,380 209 164
Cost of shares redeemed (15,174) (27,265) (5,127) (1,281)
Total Class A $ (1,495) $ 644 $ (259) $ (748)
Class C
Proceeds from shares issued $ 70 $ 545 $ 24 $ 6
Distributions reinvested — 331 3 4
Cost of shares redeemed (1,464) (974) (40) (262)
Total Class C $ (1,394) $ (98) $ (13) $ (252)
Class I
Proceeds from shares issued $ 682,120 $ 1,113,552 $ — $ —
Distributions reinvested 14,436 127,349 — —
Cost of shares redeemed (658,538) (851,599) — —
Total Class I $ 38,018 $ 389,302 $ — $ —
Class R6
Proceeds from shares issued $ 31,334 $ 53,561 $ 5,503 $ 1,106
Distributions reinvested 1,152 11,804 839 630
Cost of shares redeemed (48,153) (24,452) (2,959) (1,463)
Total Class R6 $ (15,667) $ 40,913 $ 3,383 $ 273
Class Y
Proceeds from shares issued $ 316,122 $ 369,071 $ 3,485 $ 2,069
Distributions reinvested 6,864 90,858 674 551
Cost of shares redeemed (326,342) (486,874) (1,501) (1,052)
Total Class Y $ (3,356) $ (26,945) $ 2,658 $ 1,568
Change in net assets resulting from capital transactions $ 16,106 $ 403,816 $ 5,769 $ 841
Share Transactions:
Class A
Issued 1,038 1,380 562 39
Reinvested 28 327 25 17
Redeemed (1,184) (1,680) (616) (138)
Total Class A (118) 27 (29) (82)
Class C
Issued 6 33 3 — (a)
Reinvested — 21 — (a) — (a)
Redeemed (116) (63) (5) (27)
Total Class C (110) (9) (2) (27)
Class I
Issued 54,355 70,352 — —
Reinvested 1,127 7,672 — —
Redeemed (52,009) (56,109) — —
Total Class I 3,473 21,915 — —
Class R6
Issued 2,404 3,304 669 118
Reinvested 90 708 100 67
Redeemed (3,738) (1,515) (352) (157)
Total Class R6 (1,244) 2,497 417 28
Class Y
Issued 25,244 23,293 411 211
Reinvested 538 5,504 80 59
Redeemed (25,468) (33,189) (179) (112)
Total Class Y 314 (4,392) 312 158
Change in Shares 2,315 20,038 698 77
(a) Rounds to less than 1 thousand.

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
110
See notes to financial statements.
Victory Integrity Discovery Fund
Class A
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $36.72 $45.53 $24.03 $32.28 $42.75
Investment Activities:
Net investment income (loss)(a) 0.14 (0.10) (0.07) (0.05) (0.11)
Net realized and unrealized gains (losses) 2.15 (6.57) 21.57 (7.38) (5.61)
Total from Investment Activities 2.29 (6.67) 21.50 (7.43) (5.72)
Distributions to Shareholders from:
Net realized gains (3.41) (2.14) — (0.82) (4.75)
Total Distributions (3.41) (2.14) — (0.82) (4.75)
Net Asset Value, End of Period $35.60 $36.72 $45.53 $24.03 $32.28
Total Return (excludes sales charge)(b) 6.11% (15.25)% 89.47% (23.78)% (12.02)%
Ratios to Average Net Assets:
Net Expenses(c) 1.59% 1.57% 1.62% 1.59% 1.55%
Net Investment Income (Loss) 0.37% (0.23)% (0.20)% (0.18)% (0.29)%
Gross Expenses(c) 1.59% 1.57% 1.62% 1.59% 1.55%
Supplemental Data:
Net Assets at end of period (000's) $33,409 $35,308 $45,073 $30,614 $50,963
Portfolio Turnover(d) 35% 36% 41% 40% 40%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Discovery Fund
Class C
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $23.91 $30.67 $16.32 $22.36 $31.69
Investment Activities:
Net investment income (loss)(a) (0.12) (0.32) (0.21) (0.22) (0.28)
Net realized and unrealized gains (losses) 1.42 (4.30) 14.56 (5.00) (4.30)
Total from Investment Activities 1.30 (4.62) 14.35 (5.22) (4.58)
Distributions to Shareholders from:
Net realized gains (3.41) (2.14) — (0.82) (4.75)
Total Distributions (3.41) (2.14) — (0.82) (4.75)
Net Asset Value, End of Period $21.80 $23.91 $30.67 $16.32 $22.36
Total Return (excludes contingent deferred sales charge)(b) 5.17% (15.98)% 87.93% (24.42)% (12.74)%
Ratios to Average Net Assets:
Net Expenses(c) 2.45% 2.45% 2.45% 2.46% 2.34%
Net Investment Income (Loss) (0.51)% (1.11)% (0.95)% (1.09)% (1.07)%
Gross Expenses(c) 3.41% 3.02% 2.87% 2.52% 2.34%
Supplemental Data:
Net Assets at end of period (000's) $831 $1,227 $2,079 $2,194 $6,633
Portfolio Turnover(d) 35% 36% 41% 40% 40%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
112
See notes to financial statements.
Victory Integrity Discovery Fund
Class R
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $33.85 $42.35 $22.45 $30.36 $40.76
Investment Activities:
Net investment income (loss)(a) (0.05) (0.31) (0.18) (0.18) (0.28)
Net realized and unrealized gains (losses) 1.99 (6.05) 20.08 (6.91) (5.37)
Total from Investment Activities 1.94 (6.36) 19.90 (7.09) (5.65)
Distributions to Shareholders from:
Net realized gains (3.41) (2.14) — (0.82) (4.75)
Total Distributions (3.41) (2.14) — (0.82) (4.75)
Net Asset Value, End of Period $32.38 $33.85 $42.35 $22.45 $30.36
Total Return(b) 5.56% (15.68)% 88.56% (24.10)% (12.49)%
Ratios to Average Net Assets:
Net Expenses(c) 2.08% 2.08% 2.08% 2.08% 2.08%
Net Investment Income (Loss) (0.14)% (0.76)% (0.58)% (0.65)% (0.84)%
Gross Expenses(c) 3.97% 3.14% 2.43% 2.33% 2.41%
Supplemental Data:
Net Assets at end of period (000's) $502 $688 $1,955 $1,990 $3,038
Portfolio Turnover(d) 35% 36% 41% 40% 40%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Discovery Fund
Class Y
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $41.12 $50.63 $26.64 $35.65 $46.47
Investment Activities:
Net investment income (loss)(a) 0.24 (0.03) 0.03 —(b) (0.03)
Net realized and unrealized gains (losses) 2.39 (7.34) 23.96 (8.19) (6.04)
Total from Investment Activities 2.63 (7.37) 23.99 (8.19) (6.07)
Distributions to Shareholders from:
Net realized gains (3.41) (2.14) — (0.82) (4.75)
Total Distributions (3.41) (2.14) — (0.82) (4.75)
Net Asset Value, End of Period $40.34 $41.12 $50.63 $26.64 $35.65
Total Return(c) 6.29% (15.09)% 90.05% (23.64)% (11.81)%
Ratios to Average Net Assets:
Net Expenses(d) 1.40% 1.38% 1.31% 1.38% 1.30%
Net Investment Income (Loss) 0.57% (0.05)% 0.07% 0.00%(e) (0.06)%
Gross Expenses(d) 1.40% 1.38% 1.31% 1.38% 1.30%
Supplemental Data:
Net Assets at end of period (000's) $21,471 $24,479 $40,600 $27,519 $71,708
Portfolio Turnover(f) 35% 36% 41% 40% 40%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Amount is less than 0.005%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
114
See notes to financial statements.
Victory Integrity Discovery Fund
Member Class
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $36.80 $45.58 $26.37
Investment Activities:
Net investment income (loss)(b) 0.17 (0.04) (0.30)
Net realized and unrealized gains (losses) 2.14 (6.60) 19.51
Total from Investment Activities 2.31 (6.64) 19.21
Distributions to Shareholders from:
Net realized gains (3.41) (2.14) —
Total Distributions (3.41) (2.14) —
Net Asset Value, End of Period $35.70 $36.80 $45.58
Total Return(c)(d) 6.15% (15.17)% 72.85%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.50% 1.50% 1.50%
Net Investment Income (Loss)(e) 0.46% (0.10)% (1.04)%
Gross Expenses(e)(f) 1.82% 1.99% 5.05%
Supplemental Data:
Net Assets at end of period (000's) $3,377 $3,232 $2,172
Portfolio Turnover(c)(g) 35% 36% 41%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class A
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $21.11 $23.72 $15.30 $17.86 $19.17
Investment Activities:
Net investment income (loss)(a) 0.19 0.21 0.13 0.24 0.19
Net realized and unrealized gains (losses) 2.67 (1.66) 8.74 (2.70) (0.32)
Total from Investment Activities 2.86 (1.45) 8.87 (2.46) (0.13)
Distributions to Shareholders from:
Net investment income (0.28) — (0.37) (0.10) (0.19)
Net realized gains (0.96) (1.16) — — (0.99)
Return of capital — — (0.08) — —
Total Distributions (1.24) (1.16) (0.45) (0.10) (1.18)
Net Asset Value, End of Period $22.73 $21.11 $23.72 $15.30 $17.86
Total Return (excludes sales charge)(b) 13.83% (6.56)% 58.66% (13.90)% 0.36%
Ratios to Average Net Assets:
Net Expenses(c) 1.00% 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss) 0.86% 0.90% 0.64% 1.40% 1.05%
Gross Expenses(c) 1.35% 1.42% 1.37% 1.43% 1.51%
Supplemental Data:
Net Assets at end of period (000's) $25,184 $19,898 $12,542 $8,574 $7,567
Portfolio Turnover(d) 57% 70% 67% 82% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
116
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class C
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
November 4,
2019(a)
through
June 30, 2020
Net Asset Value, Beginning of Period $21.03 $23.81 $15.37 $18.75
Investment Activities:
Net investment income (loss)(b) 0.02 0.03 (0.05) 0.11
Net realized and unrealized gains (losses) 2.66 (1.65) 8.82 (3.39)
Total from Investment Activities 2.68 (1.62) 8.77 (3.28)
Distributions to Shareholders from:
Net investment income (0.12) — (0.27) (0.10)
Net realized gains (0.96) (1.16) — —
Return of capital — — (0.06) —
Total Distributions (1.08) (1.16) (0.33) (0.10)
Net Asset Value, End of Period $22.63 $21.03 $23.81 $15.37
Total Return (excludes contingent deferred sales charge)(c)(d) 12.98% (7.26)% 57.43% (17.55)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss)(e) 0.11% 0.14% (0.25)% 1.02%
Gross Expenses(e)(f) 13.08% 2.82% 16.27% 43.95%
Supplemental Data:
Net Assets at end of period (000's) $99 $83 $78 $44
Portfolio Turnover(c)(g) 57% 70% 67% 82%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class R6
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $21.40 $23.99 $15.47 $18.02 $19.30
Investment Activities:
Net investment income (loss)(a) 0.28 0.31 0.19 0.33 0.26
Net realized and unrealized gains (losses) 2.71 (1.69) 8.85 (2.74) (0.32)
Total from Investment Activities 2.99 (1.38) 9.04 (2.41) (0.06)
Distributions to Shareholders from:
Net investment income (0.36) (0.05) (0.43) (0.14) (0.23)
Net realized gains (0.96) (1.16) — — (0.99)
Return of capital — — (0.09) — —
Total Distributions (1.32) (1.21) (0.52) (0.14) (1.22)
Net Asset Value, End of Period $23.07 $21.40 $23.99 $15.47 $18.02
Total Return(b) 14.29% (6.21)% 59.24% (13.53)% 0.72%
Ratios to Average Net Assets:
Net Expenses(c) 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss) 1.26% 1.28% 0.94% 1.93% 1.43%
Gross Expenses(c) 0.87% 0.87% 0.88% 0.88% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $232,401 $207,959 $226,652 $184,503 $56,232
Portfolio Turnover(d) 57% 70% 67% 82% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
118
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Class Y
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $21.36 $23.95 $15.44 $18.02 $19.34
Investment Activities:
Net investment income (loss)(a) 0.25 0.28 0.06 0.25 0.28
Net realized and unrealized gains (losses) 2.70 (1.70) 8.94 (2.68) (0.37)
Total from Investment Activities 2.95 (1.42) 9.00 (2.43) (0.09)
Distributions to Shareholders from:
Net investment income (0.32) (0.01) (0.41) (0.15) (0.24)
Net realized gains (0.96) (1.16) — — (0.99)
Return of capital — — (0.08) — —
Total Distributions (1.28) (1.17) (0.49) (0.15) (1.23)
Net Asset Value, End of Period $23.03 $21.36 $23.95 $15.44 $18.02
Total Return(b) 14.14% (6.35)% 59.03% (13.67)% 0.58%
Ratios to Average Net Assets:
Net Expenses(c) 0.75% 0.75% 0.75% 0.75% 0.75%
Net Investment Income (Loss) 1.12% 1.18% 0.29% 1.46% 1.52%
Gross Expenses(c) 1.04% 1.03% 1.08% 1.21% 1.17%
Supplemental Data:
Net Assets at end of period (000's) $59,183 $45,535 $25,003 $9,352 $21,486
Portfolio Turnover(d) 57% 70% 67% 82% 73%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Mid-Cap Value Fund
Member Class
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $21.47 $24.08 $16.94
Investment Activities:
Net investment income (loss)(b) 0.23 0.27 (0.26)
Net realized and unrealized gains (losses) 2.72 (1.72) 7.58
Total from Investment Activities 2.95 (1.45) 7.32
Distributions to Shareholders from:
Net investment income (0.31) — (0.17)
Net realized gains (0.96) (1.16) —
Return of capital — — (0.01)
Total Distributions (1.27) (1.16) (0.18)
Net Asset Value, End of Period $23.15 $21.47 $24.08
Total Return(c)(d) 14.02% (6.46)% 43.46%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.85%
Net Investment Income (Loss)(e) 1.04% 1.11% (1.69)%
Gross Expenses(e)(f) 1.53% 1.97% 8.67%
Supplemental Data:
Net Assets at end of period (000's) $3,719 $2,385 $845
Portfolio Turnover(c)(g) 57% 70% 67%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
120
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class A
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $32.51 $43.97 $24.40 $32.37 $40.06
Investment Activities:
Net investment income (loss)(a) 0.24 0.03 (0.01) 0.03 0.09
Net realized and unrealized gains (losses) 4.82 (4.51) 19.61 (7.86) (3.59)
Total from Investment Activities 5.06 (4.48) 19.60 (7.83) (3.50)
Distributions to Shareholders from:
Net investment income (0.05) (0.04) (0.03) — —
Net realized gains (4.33) (6.94) — (0.14) (4.19)
Total Distributions (4.38) (6.98) (0.03) (0.14) (4.19)
Net Asset Value, End of Period $33.19 $32.51 $43.97 $24.40 $32.37
Total Return (excludes sales charge)(b) 16.23% (12.11)% 80.37% (24.33)% (7.16)%
Ratios to Average Net Assets:
Net Expenses(c) 1.43% 1.50% 1.50% 1.48% 1.50%
Net Investment Income (Loss) 0.71% 0.08% (0.02)% 0.10% 0.25%
Gross Expenses(c) 1.43% 1.50% 1.50% 1.48% 1.58%
Supplemental Data:
Net Assets at end of period (000's) $71,905 $69,687 $91,203 $79,429 $140,439
Portfolio Turnover(d) 61% 58% 56% 80% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class C
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $26.39 $37.22 $20.81 $27.85 $35.40
Investment Activities:
Net investment income (loss)(a) (0.05) (0.22) (0.26) (0.17) (0.13)
Net realized and unrealized gains (losses) 3.88 (3.67) 16.67 (6.73) (3.23)
Total from Investment Activities 3.83 (3.89) 16.41 (6.90) (3.36)
Distributions to Shareholders from:
Net realized gains (4.33) (6.94) — (0.14) (4.19)
Total Distributions (4.33) (6.94) — (0.14) (4.19)
Net Asset Value, End of Period $25.89 $26.39 $37.22 $20.81 $27.85
Total Return (excludes contingent deferred sales charge)(b) 15.23% (12.77)% 78.86% (24.91)% (7.79)%
Ratios to Average Net Assets:
Net Expenses(c) 2.29% 2.25% 2.34% 2.25% 2.16%
Net Investment Income (Loss) (0.17)% (0.67)% (0.89)% (0.69)% (0.42)%
Gross Expenses(c) 2.29% 2.25% 2.34% 2.25% 2.16%
Supplemental Data:
Net Assets at end of period (000's) $4,746 $5,667 $7,578 $5,796 $11,083
Portfolio Turnover(d) 61% 58% 56% 80% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
122
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class R
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $31.04 $42.35 $23.53 $31.32 $39.02
Investment Activities:
Net investment income (loss)(a) 0.12 (0.07) (0.10) (0.05) (0.01)
Net realized and unrealized gains (losses) 4.60 (4.30) 18.92 (7.60) (3.50)
Total from Investment Activities 4.72 (4.37) 18.82 (7.65) (3.51)
Distributions to Shareholders from:
Net realized gains (4.33) (6.94) — (0.14) (4.19)
Total Distributions (4.33) (6.94) — (0.14) (4.19)
Net Asset Value, End of Period $31.43 $31.04 $42.35 $23.53 $31.32
Total Return(b) 15.86% (12.32)% 79.91% (24.54)% (7.39)%
Ratios to Average Net Assets:
Net Expenses(c) 1.75% 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss) 0.39% (0.18)% (0.29)% (0.19)% (0.03)%
Gross Expenses(c) 1.99% 1.99% 1.95% 1.86% 1.99%
Supplemental Data:
Net Assets at end of period (000's) $4,538 $4,605 $7,099 $5,303 $10,451
Portfolio Turnover(d) 61% 58% 56% 80% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class R6
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $34.24 $45.91 $25.43 $33.70 $41.51
Investment Activities:
Net investment income (loss)(a) 0.42 0.26 0.18 0.19 0.24
Net realized and unrealized gains (losses) 5.09 (4.75) 20.47 (8.18) (3.67)
Total from Investment Activities 5.51 (4.49) 20.65 (7.99) (3.43)
Distributions to Shareholders from:
Net investment income (0.21) (0.24) (0.17) (0.14) (0.19)
Net realized gains (4.33) (6.94) — (0.14) (4.19)
Total Distributions (4.54) (7.18) (0.17) (0.28) (4.38)
Net Asset Value, End of Period $35.21 $34.24 $45.91 $25.43 $33.70
Total Return(b) 16.78% (11.63)% 81.42% (23.95)% (6.67)%
Ratios to Average Net Assets:
Net Expenses(c) 0.96% 0.95% 0.96% 0.97% 0.96%
Net Investment Income (Loss) 1.19% 0.61% 0.52% 0.64% 0.65%
Gross Expenses(c) 0.96% 0.95% 0.96% 0.97% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $771,075 $716,271 $1,145,953 $984,938 $1,179,915
Portfolio Turnover(d) 61% 58% 56% 80% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
124
See notes to financial statements.
Victory Integrity Small-Cap Value Fund
Class Y
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $33.98 $45.62 $25.27 $33.49 $41.25
Investment Activities:
Net investment income (loss)(a) 0.38 0.21 0.13 0.14 0.21
Net realized and unrealized gains (losses) 5.05 (4.71) 20.34 (8.13) (3.67)
Total from Investment Activities 5.43 (4.50) 20.47 (7.99) (3.46)
Distributions to Shareholders from:
Net investment income (0.18) (0.20) (0.12) (0.09) (0.11)
Net realized gains (4.33) (6.94) — (0.14) (4.19)
Total Distributions (4.51) (7.14) (0.12) (0.23) (4.30)
Net Asset Value, End of Period $34.90 $33.98 $45.62 $25.27 $33.49
Total Return(b) 16.65% (11.72)% 81.13% (24.04)% (6.83)%
Ratios to Average Net Assets:
Net Expenses(c) 1.06% 1.07% 1.08% 1.11% 1.12%
Net Investment Income (Loss) 1.10% 0.51% 0.36% 0.47% 0.58%
Gross Expenses(c) 1.06% 1.07% 1.08% 1.11% 1.12%
Supplemental Data:
Net Assets at end of period (000's) $724,723 $606,277 $765,951 $491,836 $981,688
Portfolio Turnover(d) 61% 58% 56% 80% 72%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class A
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $19.70 $22.98 $13.46 $16.70 $17.75
Investment Activities:
Net investment income (loss)(a) 0.18 0.15 0.05 0.10 0.12
Net realized and unrealized gains (losses) 2.68 (1.99) 9.73 (3.24) (0.53)
Total from Investment Activities 2.86 (1.84) 9.78 (3.14) (0.41)
Distributions to Shareholders from:
Net investment income (0.16) (0.05) (0.26) (0.10) (0.12)
Net realized gains (1.75) (1.39) — — (0.52)
Total Distributions (1.91) (1.44) (0.26) (0.10) (0.64)
Net Asset Value, End of Period $20.65 $19.70 $22.98 $13.46 $16.70
Total Return (excludes sales charge)(b) 15.08% (8.64)% 73.21% (18.97)% (1.66)%
Ratios to Average Net Assets:
Net Expenses(c) 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss) 0.90% 0.67% 0.27% 0.67% 0.70%
Gross Expenses(c) 1.51% 1.50% 1.68% 1.65% 1.71%
Supplemental Data:
Net Assets at end of period (000's) $8,049 $7,149 $6,589 $3,241 $3,626
Portfolio Turnover(d) 55% 63% 61% 72% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
126
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class R6
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $20.00 $23.30 $13.64 $16.91 $17.96
Investment Activities:
Net investment income (loss)(a) 0.25 0.22 0.14 0.15 0.14
Net realized and unrealized gains (losses) 2.73 (2.02) 9.82 (3.28) (0.51)
Total from Investment Activities 2.98 (1.80) 9.96 (3.13) (0.37)
Distributions to Shareholders from:
Net investment income (0.22) (0.11) (0.30) (0.14) (0.16)
Net realized gains (1.75) (1.39) — — (0.52)
Total Distributions (1.97) (1.50) (0.30) (0.14) (0.68)
Net Asset Value, End of Period $21.01 $20.00 $23.30 $13.64 $16.91
Total Return(b) 15.47% (8.38)% 73.68% (18.70)% (1.39)%
Ratios to Average Net Assets:
Net Expenses(c) 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss) 1.21% 0.97% 0.72% 0.97% 0.86%
Gross Expenses(c) 0.93% 0.93% 0.94% 0.97% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $191,098 $151,752 $143,273 $80,284 $95,286
Portfolio Turnover(d) 55% 63% 61% 72% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Class Y
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $19.93 $23.23 $13.60 $16.86 $17.92
Investment Activities:
Net investment income (loss)(a) 0.23 0.21 0.12 0.14 0.22
Net realized and unrealized gains (losses) 2.73 (2.02) 9.81 (3.27) (0.60)
Total from Investment Activities 2.96 (1.81) 9.93 (3.13) (0.38)
Distributions to Shareholders from:
Net investment income (0.21) (0.10) (0.30) (0.13) (0.16)
Net realized gains (1.75) (1.39) — — (0.52)
Total Distributions (1.96) (1.49) (0.30) (0.13) (0.68)
Net Asset Value, End of Period $20.93 $19.93 $23.23 $13.60 $16.86
Total Return(b) 15.42% (8.45)% 73.61% (18.73)% (1.45)%
Ratios to Average Net Assets:
Net Expenses(c) 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss) 1.14% 0.91% 0.66% 0.92% 1.30%
Gross Expenses(c) 0.98% 0.97% 0.98% 1.01% 1.03%
Supplemental Data:
Net Assets at end of period (000's) $47,787 $46,579 $56,537 $32,572 $35,927
Portfolio Turnover(d) 55% 63% 61% 72% 67%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
128
See notes to financial statements.
Victory Integrity Small/Mid-Cap Value Fund
Member Class
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
November 3,
2020(a)
through
June 30, 2021
Net Asset Value, Beginning of Period $19.87 $23.18 $14.86
Investment Activities:
Net investment income (loss)(b) 0.22 0.21 (0.27)
Net realized and unrealized gains (losses) 2.72 (2.04) 8.73
Total from Investment Activities 2.94 (1.83) 8.46
Distributions to Shareholders from:
Net investment income (0.20) (0.09) (0.14)
Net realized gains (1.75) (1.39) —
Total Distributions (1.95) (1.48) (0.14)
Net Asset Value, End of Period $20.86 $19.87 $23.18
Total Return(c)(d) 15.28% (8.50)% 57.17%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.95% 0.95%
Net Investment Income (Loss)(e) 1.08% 0.90% (1.84)%
Gross Expenses(e)(f) 1.40% 1.59% 4.39%
Supplemental Data:
Net Assets at end of period (000's) $6,040 $5,054 $2,388
Portfolio Turnover(c)(g) 55% 63% 61%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Multi-Cap Fund
Class A
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $43.96 $53.57 $38.28 $38.75 $44.99
Investment Activities:
Net investment income (loss)(a) 0.01 —(b) (0.09) 0.03 0.10
Net realized and unrealized gains (losses) 8.74 (3.48) 15.41 0.65 0.08
Total from Investment Activities 8.75 (3.48) 15.32 0.68 0.18
Distributions to Shareholders from:
Net investment income —(b) — (0.03) (0.10) —
Net realized gains (6.10) (6.13) — (1.05) (6.42)
Total Distributions (6.10) (6.13) (0.03) (1.15) (6.42)
Net Asset Value, End of Period $46.61 $43.96 $53.57 $38.28 $38.75
Total Return (excludes sales charge)(c) 21.82% (8.71)% 40.04% 1.53% 2.86%
Ratios to Average Net Assets:
Net Expenses(d) 1.29% 1.28% 1.35% 1.35% 1.36%
Net Investment Income (Loss) 0.01% 0.00%(e) (0.20)% 0.09% 0.25%
Gross Expenses(d) 1.29% 1.28% 1.35% 1.35% 1.36%
Supplemental Data:
Net Assets at end of period (000's) $373,676 $332,533 $393,769 $311,642 $346,180
Portfolio Turnover(f) 83% 64% 70% 100% 107%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Amount is less than 0.005%.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
130
See notes to financial statements.
Victory Munder Multi-Cap Fund
Class C
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $31.96 $40.76 $29.35 $30.10 $36.81
Investment Activities:
Net investment income (loss)(a) (0.27) (0.35) (0.35) (0.22) (0.16)
Net realized and unrealized gains (losses) 6.10 (2.32) 11.76 0.52 (0.13)
Total from Investment Activities 5.83 (2.67) 11.41 0.30 (0.29)
Distributions to Shareholders from:
Net investment income —(b) — — — —
Net realized gains (6.10) (6.13) — (1.05) (6.42)
Total Distributions (6.10) (6.13) — (1.05) (6.42)
Net Asset Value, End of Period $31.69 $31.96 $40.76 $29.35 $30.10
Total Return (excludes contingent deferred sales charge)(c) 20.78% (9.53)% 38.88% 0.69% 2.21%
Ratios to Average Net Assets:
Net Expenses(d) 2.16% 2.16% 2.16% 2.18% 2.07%
Net Investment Income (Loss) (0.85)% (0.88)% (1.00)% (0.73)% (0.48)%
Gross Expenses(d) 2.38% 2.37% 2.32% 2.20% 2.07%
Supplemental Data:
Net Assets at end of period (000's) $2,625 $3,287 $4,339 $5,769 $10,056
Portfolio Turnover(e) 83% 64% 70% 100% 107%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Multi-Cap Fund
Class Y
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $48.98 $58.88 $42.05 $42.42 $48.41
Investment Activities:
Net investment income (loss)(a) 0.17 0.19 0.08 0.19 0.27
Net realized and unrealized gains (losses) 9.83 (3.96) 16.93 0.72 0.16
Total from Investment Activities 10.00 (3.77) 17.01 0.91 0.43
Distributions to Shareholders from:
Net investment income (0.12) — (0.18) (0.23) —
Net realized gains (6.10) (6.13) — (1.05) (6.42)
Total Distributions (6.22) (6.13) (0.18) (1.28) (6.42)
Net Asset Value, End of Period $52.76 $48.98 $58.88 $42.05 $42.42
Total Return(b) 22.20% (8.41)% 40.51% 1.92% 3.21%
Ratios to Average Net Assets:
Net Expenses(c) 0.96% 0.96% 0.99% 0.99% 1.00%
Net Investment Income (Loss) 0.34% 0.32% 0.16% 0.46% 0.61%
Gross Expenses(c) 0.96% 0.96% 0.99% 0.99% 1.00%
Supplemental Data:
Net Assets at end of period (000's) $36,911 $35,063 $40,374 $30,258 $30,776
Portfolio Turnover(d) 83% 64% 70% 100% 107%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
132
See notes to financial statements.
Victory S&P 500 Index Fund
Class A
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $21.24 $25.84 $19.80 $21.07 $21.52
Investment Activities:
Net investment income (loss)(a) 0.25 0.23 0.22 0.29 0.31
Net realized and unrealized gains (losses) 3.56 (2.72) 7.43 1.20 1.43
Total from Investment Activities 3.81 (2.49) 7.65 1.49 1.74
Distributions to Shareholders from:
Net investment income (0.25) (0.21) (0.24) (0.28) (0.33)
Net realized gains (1.43) (1.90) (1.37) (2.48) (1.86)
Total Distributions (1.68) (2.11) (1.61) (2.76) (2.19)
Net Asset Value, End of Period $23.37 $21.24 $25.84 $19.80 $21.07
Total Return (excludes sales charge)(b) 18.88% (11.11)% 40.00% 6.96% 9.80%
Ratios to Average Net Assets:
Net Expenses(c) 0.54% 0.53% 0.55% 0.55% 0.53%
Net Investment Income (Loss) 1.14% 0.89% 0.97% 1.42% 1.46%
Gross Expenses(c) 0.54% 0.53% 0.55% 0.55% 0.53%
Supplemental Data:
Net Assets at end of period (000's) $167,870 $156,112 $194,818 $153,714 $188,004
Portfolio Turnover(d) 2% 5% 3% 4% 3%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory S&P 500 Index Fund
Class R
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $21.15 $25.74 $19.74 $21.01 $21.47
Investment Activities:
Net investment income (loss)(a) 0.17 0.13 0.13 0.21 0.22
Net realized and unrealized gains (losses) 3.54 (2.70) 7.39 1.21 1.43
Total from Investment Activities 3.71 (2.57) 7.52 1.42 1.65
Distributions to Shareholders from:
Net investment income (0.18) (0.12) (0.15) (0.21) (0.25)
Net realized gains (1.43) (1.90) (1.37) (2.48) (1.86)
Total Distributions (1.61) (2.02) (1.52) (2.69) (2.11)
Net Asset Value, End of Period $23.25 $21.15 $25.74 $19.74 $21.01
Total Return(b) 18.39% (11.43)% 39.38% 6.57% 9.31%
Ratios to Average Net Assets:
Net Expenses(c) 0.92% 0.92% 0.95% 0.95% 0.96%
Net Investment Income (Loss) 0.77% 0.50% 0.57% 1.02% 1.04%
Gross Expenses(c) 0.92% 0.92% 0.95% 0.95% 0.96%
Supplemental Data:
Net Assets at end of period (000's) $21,717 $17,735 $17,907 $13,726 $14,501
Portfolio Turnover(d) 2% 5% 3% 4% 3%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
134
See notes to financial statements.
Victory S&P 500 Index Fund
Class Y
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $21.44 $26.07 $19.96 $21.22 $21.66
Investment Activities:
Net investment income (loss)(a) 0.27 0.25 0.25 0.32 0.33
Net realized and unrealized gains (losses) 3.60 (2.75) 7.49 1.21 1.45
Total from Investment Activities 3.87 (2.50) 7.74 1.53 1.78
Distributions to Shareholders from:
Net investment income (0.27) (0.23) (0.26) (0.31) (0.36)
Net realized gains (1.43) (1.90) (1.37) (2.48) (1.86)
Total Distributions (1.70) (2.13) (1.63) (2.79) (2.22)
Net Asset Value, End of Period $23.61 $21.44 $26.07 $19.96 $21.22
Total Return(b) 18.98% (11.06)% 40.16% 7.07% 9.93%
Ratios to Average Net Assets:
Net Expenses(c) 0.46% 0.44% 0.45% 0.43% 0.43%
Net Investment Income (Loss) 1.22% 0.98% 1.07% 1.56% 1.57%
Gross Expenses(c) 0.46% 0.44% 0.45% 0.43% 0.43%
Supplemental Data:
Net Assets at end of period (000's) $49,645 $49,382 $56,607 $46,072 $32,146
Portfolio Turnover(d) 2% 5% 3% 4% 3%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class A
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $9.53 $15.41 $11.76 $22.95 $34.56
Investment Activities:
Net investment income (loss)(a) (0.03) (0.05) (0.09) (0.07) (0.13)
Net realized and unrealized gains (losses) 1.07 (1.67) 5.40 0.01 (0.72)
Total from Investment Activities 1.04 (1.72) 5.31 (0.06) (0.85)
Distributions to Shareholders from:
Net investment income — —(b) — — —
Net realized gains (1.43) (4.16) (1.66) (11.13) (10.76)
Total Distributions (1.43) (4.16) (1.66) (11.13) (10.76)
Net Asset Value, End of Period $9.14 $9.53 $15.41 $11.76 $22.95
Total Return (excludes sales charge)(c) 11.33% (16.84)% 47.52% (3.04)% 4.18%
Ratios to Average Net Assets:
Net Expenses(d) 1.28% 1.26% 1.27% 1.29% 1.28%
Net Investment Income (Loss) (0.27)% (0.35)% (0.62)% (0.40)% (0.49)%
Gross Expenses(d) 1.28% 1.26% 1.27% 1.29% 1.28%
Supplemental Data:
Net Assets at end of period (000's) $147,859 $157,570 $216,453 $186,571 $292,120
Portfolio Turnover(e) 60% 80% 103% 86% 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
136
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class C
Year
Ended
June 30,
2023(a)
Year
Ended
June 30,
2022(a)
Year
Ended
June 30,
2021(a)
Year
Ended
June 30,
2020(a)
Year
Ended
June 30,
2019(a)
Net Asset Value, Beginning of Period $9.54 $47.25 $44.12 $143.63 $251.81
Investment Activities:
Net investment income (loss)(b) (0.10) (0.27) (0.63) (0.90) (2.07)
Net realized and unrealized gains (losses) 1.05 —(c) 18.70 1.56 (9.27)
Total from Investment Activities 0.95 (0.27) 18.07 0.66 (11.34)
Distributions to Shareholders from:
Net investment income — —(c) — — —
Net realized gains (1.43) (37.44) (14.94) (100.17) (96.84)
Total Distributions (1.43) (37.44) (14.94) (100.17) (96.84)
Net Asset Value, End of Period $9.06 $9.54 $47.25 $44.12 $143.63
Total Return (excludes contingent deferred sales charge)(d) 10.29% (17.53)% 46.51% (3.82)% 3.51%
Ratios to Average Net Assets:
Net Expenses(e) 2.12% 2.12% 2.06% 2.03% 1.94%
Net Investment Income (Loss) (1.11)% (1.23)% (1.40)% (1.15)% (1.14)%
Gross Expenses(e) 2.28% 2.15% 2.06% 2.03% 1.94%
Supplemental Data:
Net Assets at end of period (000's) $3,775 $4,714 $9,806 $14,053 $26,825
Portfolio Turnover(f) 60% 80% 103% 86% 82%
(a) Per share amounts adjusted for a 1:9 reverse stock split.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class R
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $7.29 $12.75 $9.98 $21.16 $32.91
Investment Activities:
Net investment income (loss)(a) (0.04) (0.07) (0.11) (0.09) (0.20)
Net realized and unrealized gains (losses) 0.80 (1.23) 4.54 0.04 (0.79)
Total from Investment Activities 0.76 (1.30) 4.43 (0.05) (0.99)
Distributions to Shareholders from:
Net realized gains (1.43) (4.16) (1.66) (11.13) (10.76)
Total Distributions (1.43) (4.16) (1.66) (11.13) (10.76)
Net Asset Value, End of Period $6.62 $7.29 $12.75 $9.98 $21.16
Total Return(b) 10.92% (17.10)% 47.15% (3.28)% 3.85%
Ratios to Average Net Assets:
Net Expenses(c) 1.57% 1.57% 1.57% 1.57% 1.57%
Net Investment Income (Loss) (0.56)% (0.66)% (0.92)% (0.68)% (0.79)%
Gross Expenses(c) 1.77% 1.75% 1.69% 1.67% 1.69%
Supplemental Data:
Net Assets at end of period (000's) $7,784 $8,890 $13,463 $12,943 $18,438
Portfolio Turnover(d) 60% 80% 103% 86% 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
138
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class R6
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $13.38 $19.99 $14.80 $26.00 $37.36
Investment Activities:
Net investment income (loss)(a) 0.02 0.01 (0.04) —(b) —(b)
Net realized and unrealized gains (losses) 1.51 (2.44) 6.89 (0.07) (0.60)
Total from Investment Activities 1.53 (2.43) 6.85 (0.07) (0.60)
Distributions to Shareholders from:
Net investment income — (0.02) — — —
Net realized gains (1.43) (4.16) (1.66) (11.13) (10.76)
Total Distributions (1.43) (4.18) (1.66) (11.13) (10.76)
Net Asset Value, End of Period $13.48 $13.38 $19.99 $14.80 $26.00
Total Return(c) 11.75% (16.53)% 48.19% (2.60)% 4.57%
Ratios to Average Net Assets:
Net Expenses(d) 0.88% 0.87% 0.87% 0.86% 0.87%
Net Investment Income (Loss) 0.13% 0.04% (0.21)% 0.01% (0.01)%
Gross Expenses(d) 0.88% 0.87% 0.87% 0.86% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $68,898 $70,577 $98,852 $113,104 $310,949
Portfolio Turnover(e) 60% 80% 103% 86% 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Munder Mid-Cap Core Growth Fund
Class Y
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $12.55 $19.00 $14.15 $25.37 $36.79
Investment Activities:
Net investment income (loss)(a) —(b) (0.02) (0.05) (0.04) (0.07)
Net realized and unrealized gains (losses) 1.42 2.27 6.56 (0.05) (0.59)
Total from Investment Activities 1.42 (2.29) 6.51 (0.09) (0.66)
Distributions to Shareholders from:
Net realized gains (1.43) (4.16) (1.66) (11.13) (10.76)
Total Distributions (1.43) (4.16) (1.66) (11.13) (10.76)
Net Asset Value, End of Period $12.54 $12.55 $19.00 $14.15 $25.37
Total Return(c) 11.64% (16.64)% 48.00% (2.76)% 4.47%
Ratios to Average Net Assets:
Net Expenses(d) 0.97% 0.98% 0.98% 1.04% 1.02%
Net Investment Income (Loss) 0.04% (0.10)% (0.33)% (0.18)% (0.22)%
Gross Expenses(d) 0.97% 0.98% 0.98% 1.04% 1.02%
Supplemental Data:
Net Assets at end of period (000's) $119,188 $122,169 $242,860 $257,692 $810,261
Portfolio Turnover(e) 60% 80% 103% 86% 82%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Does not include acquired fund fees and expenses, if any.
(e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
140
See notes to financial statements.
Victory Trivalent International Fund-Core Equity
Class A
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $6.51 $8.35 $6.49 $6.87 $7.28
Investment Activities:
Net investment income (loss)(a) 0.15 0.17 0.18 0.12 0.14
Net realized and unrealized gains (losses) 0.81 (1.73) 1.77 (0.44) (0.30)
Total from Investment Activities 0.96 (1.56) 1.95 (0.32) (0.16)
Distributions to Shareholders from:
Net investment income (0.15) (0.28) (0.09) (0.06) (0.13)
Net realized gains — — — — (0.12)
Total Distributions (0.15) (0.28) (0.09) (0.06) (0.25)
Net Asset Value, End of Period $7.32 $6.51 $8.35 $6.49 $6.87
Total Return (excludes sales charge)(b) 15.09% (19.33)% 30.28% (4.72)% (1.69)%
Ratios to Average Net Assets:
Net Expenses(c) 0.95% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss) 2.28% 2.18% 2.32% 1.73% 2.08%
Gross Expenses(c) 1.79% 1.77% 1.76% 1.84% 1.96%
Supplemental Data:
Net Assets at end of period (000's) $3,765 $4,147 $5,379 $4,550 $5,347
Portfolio Turnover(d) 49% 55% 47% 49% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Fund-Core Equity
Class I
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $6.55 $8.40 $6.53 $6.90 $7.29
Investment Activities:
Net investment income (loss)(a) 0.17 0.20 0.21 0.14 0.17
Net realized and unrealized gains (losses) 0.82 (1.74) 1.78 (0.43) (0.30)
Total from Investment Activities 0.99 (1.54) 1.99 (0.29) (0.13)
Distributions to Shareholders from:
Net investment income (0.17) (0.31) (0.12) (0.08) (0.14)
Net realized gains — — — — (0.12)
Total Distributions (0.17) (0.31) (0.12) (0.08) (0.26)
Net Asset Value, End of Period $7.37 $6.55 $8.40 $6.53 $6.90
Total Return(b) 15.40% (19.03)% 30.65% (4.36)% (1.19)%
Ratios to Average Net Assets:
Net Expenses(c) 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss) 2.57% 2.57% 2.69% 2.12% 2.48%
Gross Expenses(c) 1.37% 1.62% 1.42% 1.54% 1.76%
Supplemental Data:
Net Assets at end of period (000's) $3,381 $2,834 $3,303 $2,579 $2,268
Portfolio Turnover(d) 49% 55% 47% 49% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
142
See notes to financial statements.
Victory Trivalent International Fund-Core Equity
Class R6
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $6.60 $8.45 $6.57 $6.92 $7.31
Investment Activities:
Net investment income (loss)(a) 0.18 0.21 0.21 0.14 0.17
Net realized and unrealized gains (losses) 0.82 (1.75) 1.78 (0.43) (0.29)
Total from Investment Activities 1.00 (1.54) 1.99 (0.29) (0.12)
Distributions to Shareholders from:
Net investment income (0.18) (0.31) (0.11) (0.06) (0.15)
Net realized gains — — — — (0.12)
Total Distributions (0.18) (0.31) (0.11) (0.06) (0.27)
Net Asset Value, End of Period $7.42 $6.60 $8.45 $6.57 $6.92
Total Return(b) 15.50% (18.93)% 30.57% (4.34)% (1.12)%
Ratios to Average Net Assets:
Net Expenses(c) 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss) 2.68% 2.60% 2.75% 2.06% 2.53%
Gross Expenses(c) 0.98% 0.96% 1.00% 1.01% 1.45%
Supplemental Data:
Net Assets at end of period (000's) $180,222 $172,965 $204,691 $119,275 $5,661
Portfolio Turnover(d) 49% 55% 47% 49% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Fund-Core Equity
Class Y
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $6.50 $8.34 $6.48 $6.87 $7.26
Investment Activities:
Net investment income (loss)(a) 0.17 0.19 0.20 0.13 0.15
Net realized and unrealized gains (losses) 0.81 (1.73) 1.77 (0.44) (0.28)
Total from Investment Activities 0.98 (1.54) 1.97 (0.31) (0.13)
Distributions to Shareholders from:
Net investment income (0.17) (0.30) (0.11) (0.08) (0.14)
Net realized gains — — — — (0.12)
Total Distributions (0.17) (0.30) (0.11) (0.08) (0.26)
Net Asset Value, End of Period $7.31 $6.50 $8.34 $6.48 $6.87
Total Return(b) 15.40% (19.16)% 30.62% (4.60)% (1.34)%
Ratios to Average Net Assets:
Net Expenses(c) 0.70% 0.70% 0.70% 0.70% 0.70%
Net Investment Income (Loss) 2.58% 2.42% 2.59% 1.95% 2.26%
Gross Expenses(c) 1.16% 1.21% 1.19% 1.32% 1.40%
Supplemental Data:
Net Assets at end of period (000's) $7,614 $6,614 $8,574 $6,532 $8,482
Portfolio Turnover(d) 49% 55% 47% 49% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
144
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class A
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $12.43 $18.04 $12.83 $13.02 $14.46
Investment Activities:
Net investment income (loss)(a) 0.20 0.18 0.14 0.06 0.13
Net realized and unrealized gains (losses) 1.42 (4.40) 5.07 (0.02) (1.22)
Total from Investment Activities 1.62 (4.22) 5.21 0.04 (1.09)
Distributions to Shareholders from:
Net investment income (0.09) (0.23) — (0.23) (0.09)
Net realized gains — (1.16) — — (0.26)
Total Distributions (0.09) (1.39) — (0.23) (0.35)
Net Asset Value, End of Period $13.96 $12.43 $18.04 $12.83 $13.02
Total Return (excludes sales charge)(b) 13.11% (25.22)% 40.61% 0.15% (7.12)%
Ratios to Average Net Assets:
Net Expenses(c) 1.35% 1.35% 1.35% 1.35% 1.35%
Net Investment Income (Loss) 1.55% 1.09% 0.91% 0.47% 1.02%
Gross Expenses(c) 1.65% 1.63% 1.63% 1.63% 1.59%
Supplemental Data:
Net Assets at end of period (000's) $71,343 $64,968 $93,832 $108,115 $137,665
Portfolio Turnover(d) 54% 68% 64% 52% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class C
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $11.98 $17.46 $12.51 $12.71 $14.12
Investment Activities:
Net investment income (loss)(a) 0.08 0.05 0.04 (0.03) 0.02
Net realized and unrealized gains (losses) 1.40 (4.26) 4.91 (0.03) (1.17)
Total from Investment Activities 1.48 (4.21) 4.95 (0.06) (1.15)
Distributions to Shareholders from:
Net investment income — (0.11) — (0.14) —
Net realized gains — (1.16) — — (0.26)
Total Distributions — (1.27) — (0.14) (0.26)
Net Asset Value, End of Period $13.46 $11.98 $17.46 $12.51 $12.71
Total Return (excludes contingent deferred sales charge)(b) 12.35% (25.84)% 39.57% (0.65)% (7.78)%
Ratios to Average Net Assets:
Net Expenses(c) 2.10% 2.10% 2.10% 2.10% 2.10%
Net Investment Income (Loss) 0.64% 0.30% 0.26% (0.28)% 0.15%
Gross Expenses(c) 2.57% 2.49% 2.41% 2.42% 2.42%
Supplemental Data:
Net Assets at end of period (000's) $2,204 $3,283 $4,945 $4,327 $4,909
Portfolio Turnover(d) 54% 68% 64% 52% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
146
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class I
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $12.54 $18.19 $12.94 $13.13 $14.58
Investment Activities:
Net investment income (loss)(a) 0.25 0.26 0.25 0.11 0.18
Net realized and unrealized gains (losses) 1.44 (4.46) 5.07 (0.02) (1.23)
Total from Investment Activities 1.69 (4.20) 5.32 0.09 (1.05)
Distributions to Shareholders from:
Net investment income (0.14) (0.29) (0.07) (0.28) (0.14)
Net realized gains — (1.16) — — (0.26)
Total Distributions (0.14) (1.45) (0.07) (0.28) (0.40)
Net Asset Value, End of Period $14.09 $12.54 $18.19 $12.94 $13.13
Total Return(b) 13.62% (24.96)% 41.16% 0.54% (6.69)%
Ratios to Average Net Assets:
Net Expenses(c) 0.95% 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss) 1.95% 1.56% 1.52% 0.88% 1.41%
Gross Expenses(c) 1.21% 1.16% 1.17% 1.18% 1.16%
Supplemental Data:
Net Assets at end of period (000's) $1,909,343 $1,655,788 $2,003,337 $1,014,425 $955,568
Portfolio Turnover(d) 54% 68% 64% 52% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class R6
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $12.59 $18.26 $13.00 $13.19 $14.65
Investment Activities:
Net investment income (loss)(a) 0.24 0.25 0.23 0.12 0.17
Net realized and unrealized gains (losses) 1.45 (4.48) 5.09 (0.04) (1.24)
Total from Investment Activities 1.69 (4.23) 5.32 0.08 (1.07)
Distributions to Shareholders from:
Net investment income (0.13) (0.28) (0.06) (0.27) (0.13)
Net realized gains — (1.16) — — (0.26)
Total Distributions (0.13) (1.44) (0.06) (0.27) (0.39)
Net Asset Value, End of Period $14.15 $12.59 $18.26 $13.00 $13.19
Total Return(b) 13.55% (25.02)% 41.06% 0.36% (6.86)%
Ratios to Average Net Assets:
Net Expenses(c) 1.03% 1.03% 1.03% 1.06% 1.08%
Net Investment Income (Loss) 1.84% 1.52% 1.43% 0.94% 1.31%
Gross Expenses(c) 1.03% 1.03% 1.03% 1.06% 1.08%
Supplemental Data:
Net Assets at end of period (000's) $121,147 $123,487 $133,486 $73,480 $42,975
Portfolio Turnover(d) 54% 68% 64% 52% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
148
See notes to financial statements.
Victory Trivalent International Small-Cap Fund
Class Y
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $12.47 $18.10 $12.88 $13.07 $14.52
Investment Activities:
Net investment income (loss)(a) 0.23 0.22 0.22 0.10 0.16
Net realized and unrealized gains (losses) 1.43 (4.42) 5.05 (0.03) (1.22)
Total from Investment Activities 1.66 (4.20) 5.27 0.07 (1.06)
Distributions to Shareholders from:
Net investment income (0.12) (0.27) (0.05) (0.26) (0.13)
Net realized gains — (1.16) — — (0.26)
Total Distributions (0.12) (1.43) (0.05) (0.26) (0.39)
Net Asset Value, End of Period $14.01 $12.47 $18.10 $12.88 $13.07
Total Return(b) 13.43% (25.07)% 40.96% 0.41% (6.88)%
Ratios to Average Net Assets:
Net Expenses(c) 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss) 1.78% 1.33% 1.35% 0.75% 1.21%
Gross Expenses(c) 1.15% 1.12% 1.13% 1.19% 1.18%
Supplemental Data:
Net Assets at end of period (000's) $794,375 $703,026 $1,099,890 $663,638 $666,547
Portfolio Turnover(d) 54% 68% 64% 52% 54%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory INCORE Total Return Bond Fund
Class A
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $8.62 $9.84 $9.91 $9.46 $9.21
Investment Activities:
Net investment income (loss)(a) 0.20 0.13 0.15 0.20 0.21
Net realized and unrealized gains (losses) (0.31) (1.15) 0.01 0.50 0.32
Total from Investment Activities (0.11) (1.02) 0.16 0.70 0.53
Distributions to Shareholders from:
Net investment income (0.25) (0.20) (0.23) (0.25) (0.28)
Total Distributions (0.25) (0.20) (0.23) (0.25) (0.28)
Net Asset Value, End of Period $8.26 $8.62 $9.84 $9.91 $9.46
Total Return (excludes sales charge)(b) (1.33)% (10.48)% 1.67% 7.57% 5.77%
Ratios to Average Net Assets:
Net Expenses(c) 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss) 2.32% 1.34% 1.51% 2.03% 2.32%
Gross Expenses(c) 1.27% 1.20% 1.16% 1.11% 1.09%
Supplemental Data:
Net Assets at end of period (000's) $6,955 $7,507 $9,380 $11,472 $12,248
Portfolio Turnover(d) 59% 55% 79% 74% 150%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
150
See notes to financial statements.
Victory INCORE Total Return Bond Fund
Class C
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $8.69 $9.92 $9.99 $9.53 $9.28
Investment Activities:
Net investment income (loss)(a) 0.13 0.05 0.08 0.12 0.15
Net realized and unrealized gains (losses) (0.31) (1.15) 0.01 0.52 0.31
Total from Investment Activities (0.18) (1.10) 0.09 0.64 0.46
Distributions to Shareholders from:
Net investment income (0.18) (0.13) (0.16) (0.18) (0.21)
Total Distributions (0.18) (0.13) (0.16) (0.18) (0.21)
Net Asset Value, End of Period $8.33 $8.69 $9.92 $9.99 $9.53
Total Return (excludes contingent deferred sales charge)(b) (2.03)% (11.23)% 0.91% 6.76% 5.05%
Ratios to Average Net Assets:
Net Expenses(c) 1.60% 1.60% 1.60% 1.60% 1.60%
Net Investment Income (Loss) 1.54% 0.56% 0.80% 1.27% 1.67%
Gross Expenses(c) 9.74% 5.81% 3.68% 3.54% 3.12%
Supplemental Data:
Net Assets at end of period (000's) $142 $163 $451 $727 $574
Portfolio Turnover(d) 59% 55% 79% 74% 150%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory INCORE Total Return Bond Fund
Class R6
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $8.64 $9.87 $9.94 $9.48 $9.23
Investment Activities:
Net investment income (loss)(a) 0.22 0.15 0.17 0.22 0.24
Net realized and unrealized gains (losses) (0.31) (1.15) 0.02 0.51 0.31
Total from Investment Activities (0.09) (1.00) 0.19 0.73 0.55
Distributions to Shareholders from:
Net investment income (0.27) (0.23) (0.26) (0.27) (0.30)
Total Distributions (0.27) (0.23) (0.26) (0.27) (0.30)
Net Asset Value, End of Period $8.28 $8.64 $9.87 $9.94 $9.48
Total Return(b) (1.06)% (10.30)% 1.93% 7.94% 6.05%
Ratios to Average Net Assets:
Net Expenses(c) 0.58% 0.58% 0.58% 0.58% 0.57%
Net Investment Income (Loss) 2.59% 1.62% 1.73% 2.30% 2.61%
Gross Expenses(c) 0.64% 0.63% 0.61% 0.59% 0.57%
Supplemental Data:
Net Assets at end of period (000's) $26,311 $23,854 $26,970 $25,999 $24,929
Portfolio Turnover(d) 59% 55% 79% 74% 150%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
152
See notes to financial statements.
Victory INCORE Total Return Bond Fund
Class Y
Year
Ended
June 30, 2023
Year
Ended
June 30, 2022
Year
Ended
June 30, 2021
Year
Ended
June 30, 2020
Year
Ended
June 30, 2019
Net Asset Value, Beginning of Period $8.64 $9.87 $9.94 $9.47 $9.23
Investment Activities:
Net investment income (loss)(a) 0.22 0.15 0.17 0.22 0.24
Net realized and unrealized gains (losses) (0.31) (1.15) 0.02 0.52 0.30
Total from Investment Activities (0.09) (1.00) 0.19 0.74 0.54
Distributions to Shareholders from:
Net investment income (0.27) (0.23) (0.26) (0.27) (0.30)
Total Distributions (0.27) (0.23) (0.26) (0.27) (0.30)
Net Asset Value, End of Period $8.28 $8.64 $9.87 $9.94 $9.47
Total Return(b) (1.08)% (10.32)% 1.91% 7.92% 5.99%
Ratios to Average Net Assets:
Net Expenses(c) 0.60% 0.60% 0.60% 0.60% 0.60%
Net Investment Income (Loss) 2.56% 1.60% 1.74% 2.28% 2.63%
Gross Expenses(c) 0.67% 0.65% 0.64% 0.62% 0.63%
Supplemental Data:
Net Assets at end of period (000's) $29,920 $28,539 $31,032 $33,455 $31,026
Portfolio Turnover(d) 59% 55% 79% 74% 150%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b)
Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(c) Does not include acquired fund fees and expenses, if any.
(d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2023
Victory Portfolios
153
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following 10 Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
* Effective December 28, 2022, Class C was liquidated.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), American Depositary Receipts, and
Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official
Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Integrity Discovery Fund Integrity Discovery Fund A, C, R, Y, and Member Class
Victory Integrity Mid-Cap Value Fund Integrity Mid-Cap Value Fund A, C, R6, Y, and Member Class
Victory Integrity Small-Cap Value Fund Integrity Small-Cap Value Fund A, C, R, R6, and Y
Victory Integrity Small/Mid-Cap Value Fund Integrity Small/Mid-Cap Value Fund A, R6, Y, and Member Class
Victory Munder Multi-Cap Fund Munder Multi-Cap Fund A, C, and Y
Victory S&P 500 Index Fund S&P 500 Index Fund A, R, and Y
Victory Munder Mid-Cap Core Growth Fund Munder Mid-Cap Core Growth Fund A, C, R, R6, and Y
Victory Trivalent International Fund — Core Equity Trivalent International Fund — Core Equity A, C*, I, R6 and Y
Victory Trivalent International Small-Cap Fund Trivalent International Small-Cap Fund A, C, I, R6, and Y
Victory INCORE Total Return Bond Fund INCORE Total Return Bond Fund A, C, R6, and Y

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
154
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Integrity Discovery Fund
Common Stocks ............................................... $ 58,334 $ — $ — $ 58,334
Collateral for Securities Loaned ................................... 2,373 — — 2,373
Total ....................................................... $ 60,707 $ — $ — $ 60,707
Integrity Mid-Cap Value Fund
Common Stocks ............................................... 316,002 — — 316,002
Total ....................................................... $ 316,002 $ — $ — $ 316,002
Integrity Small-Cap Value Fund
Common Stocks ............................................... 1,550,658 — — 1,550,658
Exchange-Traded Funds ......................................... 14,080 — — 14,080
Collateral for Securities Loaned ................................... 23,894 — — 23,894
Total ....................................................... $ 1,588,632 $ — $ — $ 1,588,632
Integrity Small/Mid-Cap Value Fund
Common Stocks ............................................... 250,408 — — 250,408
Collateral for Securities Loaned ................................... 5,257 — — 5,257
Total ....................................................... $ 255,665 $ — $ — $ 255,665
Munder Multi-Cap Fund
Common Stocks ............................................... 405,515 — — 405,515
Exchange-Traded Funds ......................................... 2,214 — — 2,214
Total ....................................................... $ 407,729 $ — $ — $ 407,729
S&P 500 Index Fund
Common Stocks ............................................... 236,842 — — 236,842
Total ....................................................... $ 236,842 $ — $ — $ 236,842
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 64 — — 64
Total ....................................................... $ 64 $ — $ — $ 64
Munder Mid-Cap Core Growth Fund
Common Stocks ............................................... 337,936 — — 337,936
Exchange-Traded Funds ......................................... 8,956 — — 8,956
Total ....................................................... $ 346,892 $ — $ — $ 346,892

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
155
As of June 30, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic of foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Level 1 Level 2 Level 3 Total
Munder Mid-Cap Core Growth Fund, continued
Trivalent International Fund — Core Equity
Common Stocks ............................................... $ 23,29 2 $ 168,017 $ 1 $ 191,310
Exchange-Traded Funds ......................................... 1,363 — — 1,363
Collateral for Securities Loaned ................................... 2,493 — — 2,493
Total ....................................................... $ 27,148 $ 168,017 $ 1 $ 195,166
Trivalent International Small-Cap Fund
Common Stocks ............................................... 430,877 2,410,751 — 2,841,628
Rights ...................................................... — 241 — 241
Exchange-Traded Funds ......................................... 19,758 — — 19,758
Collateral for Securities Loaned ................................... 52,386 — — 52,386
Total ....................................................... $ 503,021 $ 2,410,992 $ — $ 2,914,013
INCORE Total Return Bond Fund
Asset-Backed Securities ......................................... — 4,507 — 4,507
Collateralized Mortgage Obligations ................................ — 6,544 — 6,544
Convertible Corporate Bonds ..................................... — 3,649 — 3,649
Convertible Preferred Stocks ...................................... 1,208 — — 1,208
Corporate Bonds .............................................. — 21, 501 — 21, 501
Residential Mortgage-Backed Securities ............................. — 65 — 65
Yankee Dollars ............................................... — 2,617 — 2,617
U.S. Government Mortgage-Backed Agencies ......................... — 19,035 — 19,035
U.S. Treasury Obligations ........................................ — 3,696 — 3,696
Collateral for Securities Loaned ................................... 1,120 — — 1,120
Total ....................................................... $ 2,328 $ 61,614 $ — $ 63,942
Other Financial Investments:*
Assets:
Futures Contracts .............................................. 117 — — 117
Liabilities:
Futures Contracts .............................................. (206) — — (206)
Assets:
Credit Default Swap Agreements ................................... — 28 — 28
Total ....................................................... $ (89) $ 28 $ — $ (61)
* Futures Contracts and Swap Agreements are valued at the unrealized appreciation (depreciation) on the investment.

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
156
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of June 30, 2023, the Funds had no open forward foreign exchange currency contracts.
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the year June 30, 2023, the S&P 500 Index Fund and the INCORE Total Return Bond Fund entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Credit Derivatives:
The INCORE Total Return Bond Fund may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities,

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
157
(ii) to adjust the Funds’ asset allocations or risk exposures, or (iii) for hedging purposes. The use by the Funds of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Funds to greater volatility than investments in more traditional securities, as described in the Funds’
Statements of Additional Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.
The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Funds as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of year end for which the Funds are the sellers of protection are disclosed on the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Fund is not subject to master netting agreements for swaps contracts.  The INCORE Total Return Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023 (amounts in thousands):
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin
Receivable
on Swap
Agreements*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: 64,000 – (58,000)
S&P 500 Index Fund ...................................................... $ 64 $ – $ –
INCORE Total Return Bond Fund ............................................. – – 58
Credit Risk Exposure: – 28,000 –
INCORE Total Return Bond Fund ............................................. – 28 –
Currency Risk Exposure: 64,000 – (35,000)
INCORE Total Return Bond Fund ............................................. 64 – 35
Interest Rate Risk Exposure: 54,000 – (112,000)

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
158
*Includes cumulative appreciation (depreciation) of futures contracts and swap agreements as reported on the Schedules of Portfolio Investments.
Only current day’s variation margin for futures contracts and swap agreements are reported within the Statements of Assets and Liabilities.
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended June 30, 2023 (amounts in thousands):
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at year end is generally representative of the notional amount of open positions to net assets throughout the year.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin
Receivable
on Swap
Agreements*
Variation
Margin Payable
on Open Futures
Contracts*
INCORE Total Return Bond Fund ............................................. $ 54 $ – $ 112
Net Realized Gains (Losses) on
Derivatives Recognized as a Result from
Operations
Net Change in Unrealized Appreciation/
Depreciation on Derivatives Recognized
as a Result of Operations
Net Realized Gains
(Losses) from
Futures Contracts
Net Realized Gains
(Losses) from Swap
Agreements
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Swap Agreements
Equity Risk Exposure: 127,000 – 10,000 –
S&P 500 Index Fund .............................. $ 159 $ – $ 124 $ –
INCORE Total Return Bond Fund ..................... (32) – (114) –
Credit Risk Exposure: – 70,000 – 28,000
INCORE Total Return Bond Fund ..................... – 70 – 28
Currency Risk Exposure: (39,000) – 26,000 –
INCORE Total Return Bond Fund ..................... (39) – 26 –
Interest Rate Risk Exposure: (478,000) – (90,000) –
INCORE Total Return Bond Fund ..................... (478) – (90) –

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
159
five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2023.
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Mortgage Dollar Rolls:
The INCORE Total Return Bond Fund may enter into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty to buy back similar, but not identical, securities on a specific future date at a predetermined price. Mortgage dollar rolls may be renewed by a new sale and repurchased with a cash settlement at each renewal without physical delivery of the securities. Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. Mortgage dollar rolls are treated as financing transactions unless the sale and repurchase are determined to involve securities that are not substantially the same. Therefore, any gain or loss is considered unrealized until the roll reaches ultimate disposition or the sale and repurchase are determined to involve securities that are not substantially the same. Income is generated as consideration for entering into these transactions and is included in mortgage dollar roll income on the Fund’s Statement of Operations. For the year ended June 30, 2023, there were no mortgage dollar roll transactions.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Integrity Discovery Fund ........................................... $ 2,312 $ — $ 2,373
Integrity Small-Cap Value Fund ....................................... 23,500 — 23,894
Integrity Small/Mid-Cap Value Fund ................................... 5,173 — 5,257
Trivalent International Fund — Core Equity .............................. 2,398 — 2,493
Trivalent International Small-Cap Fund ................................. 52,428 2,067 52,386
INCORE Total Return Bond Fund ..................................... 1,097 — 1,120

Notes to Financial Statements — continued
June 30, 2023
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160
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2023, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by a fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of June
30, 2023, certain fund-of-funds owned total outstanding shares of the Funds as follows:
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Integrity Discovery Fund .......................................... $ 22,276 $ 30,470 $ — $ —
Integrity Mid-Cap Value Fund ....................................... 177,151 168,218 — —
Integrity Small-Cap Value Fund ...................................... 899,828 916,853 — —
Integrity Small/Mid-Cap Value Fund .................................. 141,070 127,067 — —
Munder Multi-Cap Fund ........................................... 319,137 357,684 — —
S&P 500 Index Fund ............................................. 4,733 25,492 — —
Munder Mid-Cap Core Growth Fund .................................. 211,452 263,943 — —
Trivalent International Fund — Core Equity ............................. 91,892 105,963 — —
Trivalent International Small-Cap Fund ................................ 1,523,651 1,470,454 — —
INCORE Total Return Bond Fund .................................... 8,163 9, 109 32,741 27,055
Integrity Discovery Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.2
Integrity Mid-Cap Value Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.3
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 8.8
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 14.1
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9.6
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.4
Trivalent International Fund — Core Equity
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.9
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 20.3
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34.3
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 22.8
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.3
Trivalent International Small-Cap Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.1

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
161
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and
Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Compliance fees.
INCORE Total Return Bond Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.3
Adviser Fee Tier Rates
Flat Rate
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Up to $500 million Over $500 million
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70%
Up to $300 million Over $300 million
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.90% 0.85%
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 0.75%
Up to $1 billion $1 billion -$2 billion Over $2 billion
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.72% 0.70%
Up to $250 million
$250 million -$500
million Over $500 million
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.20% 0.12% 0.07%
Up to $6 billion $6 billion -$8 billion Over $8 billion
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.70% 0.65%
Up to $1 billion Over $1 billion
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 0.75%
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.95% 0.90%
Flat Rate
INCORE Total Return Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.40%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
162
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended June 30, 2023, the
Distributor received approximately $26 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
For the year ended June 30, 2023, the following recoupment amounts were paid to the Adviser (amounts in thousands).
Class A Class C Class R
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15% N/A 0.50%
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Trivalent International Fund — Core Equity 0.25% 1.00% N/A
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
INCORE Total Return Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
In effect until October 31, 2023
Class A Class C Class I Class R Class R6 Class Y Member Class
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . 1.66% 2.45% N/A 2.08% N/A 1.44% 1.50%
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . 1.00% 1.75% N/A N/A 0.60% 0.75% 0.85%
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . 1.50% 2.35% N/A 1.75% N/A N/A N/A
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . 1.13% N/A N/A N/A 0.83% 0.88% 0.95%
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.16% N/A N/A N/A N/A N/A
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . N/A N/A N/A N/A N/A N/A N/A
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . 1.32% 2.12% N/A 1.57% N/A N/A N/A
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . 0.95% 1.70% 0.60% N/A 0.55% 0.70% N/A
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . 1.35% 2.10% 0.95% N/A 1.10% 1.10% N/A
INCORE Total Return Bond Fund . . . . . . . . . . . . . . . . . . . 0.85% 1.60% N/A N/A 0.58% 0.60% N/A

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
163
As of June 30, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2023.
The Funds have adopted a Deferred Compensation Agreement (the “Agreement”) for their Trustees and any Advisory Trustees who receive compensation from the Funds. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the year ended June 30, 2023, $226 thousand has been deferred and included in the Funds’ Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Foreign Investments Risk — The Trivalent International Fund — Core Equity and Trivalent International Small-Cap Fund will, and other
Funds generally may, invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.
Interest Rate Risk —  The INCORE Total Return Bond Fund is subject to credit and interest rate risk with respect to fixed income securities.
Credit risk refers to the ability of an issuer to make timely payments of interest and principal. Interest rates may rise, or the rate of inflation may increase, impacting the value if investments in fixed income securities. A debt issuer’s credit quality may be downgraded, or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
Credit Risk — The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform
Amount
Trivalent International Small-Cap Fund ..................................................................... $ 13
INCORE Total Return Bond Fund ......................................................................... 4
Expires
2024
Expires
2025
Expires
2026 Total
Integrity Discovery Fund ............................................... $ 35 $ 42 $ 32 $ 109
Integrity Mid-Cap Value Fund ............................................ 639 785 865 2,289
Integrity Small-Cap Value Fund ........................................... 13 14 11 38
Integrity Small/Mid-Cap Value Fund ....................................... 213 259 283 755
Munder Multi-Cap Fund ................................................ 7 8 7 22
Munder Mid-Cap Core Growth Fund ....................................... 18 23 24 65
Trivalent International Fund — Core Equity .................................. 882 941 846 2,669
Trivalent International Small-Cap Fund ..................................... 4,069 4,898 5,201 14,168
INCORE Total Return Bond Fund ......................................... 96 73 81 250

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
164
its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.
Smaller-Capitalization Stock Risk — Small- and mid-sized capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’ performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.
LIBOR Discontinuation Risk — The discontinuation of London Interbank Offered Rate (“LIBOR”) may adversely affect the financial markets generally and the Funds’ operations, finances and investments specifically. LIBOR has been the principal floating rate benchmark in the financial markets, and a large portion of the Funds’ assets were tied to LIBOR. However, LIBOR was discontinued as a floating rate benchmark after June
30, 2023. Then-existing LIBOR obligations have been transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.
Non-LIBOR floating rate obligations, including obligations based on the Secured Overnight Financing Rate (“SOFR”), may have returns and values that fluctuate more than those of floating rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid.
Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.
Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates have developed in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-
LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Unlike forward-looking SOFR-based term rates, such rates are intended reflect a bank credit spread component.
It is not clear how replacement rates for LIBOR—including SOFR-based rates and non-SOFR-based rates—will continue to develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of
Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended June 30, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
165
other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
June 30, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2023.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of June 30, 2023, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).
Borrower or
Lender
Amount
Outstanding
June 30, 2023
Average
Borrowing*
Averange
Interest Rate*
Maximum
Borrowing
During the
Period
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . Borrower $— $1,088 4.59% $1,088
Trivalent International Fund — Core Equity Borrower $— $1,299 5.18% $1,987
Declared Paid
Integrity Discovery Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Small-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Integrity Small/Mid-Cap Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Munder Multi-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
S&P 500 Index Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Munder Mid-Cap Core Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Trivalent International Fund — Core Equity . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Trivalent International Small-Cap Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
INCORE Total Return Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Total Accumulated Earnings/
(Loss) Capital
Integrity Discovery Fund ................................................... $ (2) $ 2
Integrity Small-Cap Value Fund ............................................... (7,303) 7,303
Integrity Small/Mid-Cap Value Fund ........................................... (581) 581
Munder Multi-Cap Fund .................................................... (368) 368
S&P 500 Index Fund ...................................................... (879) 879
Munder Mid-Cap Core Growth Fund ........................................... 78 (78)
Trivalent International Small-Cap Fund ......................................... 8,807 (8,807)

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
166
As of June 30, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, derivatives, passive foreign investment company adjustments, and deemed dividends on Convertible Debt under Sec. 305(c).
As of tax year ended June 30, 2023, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Year Ended June 30, 2023
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Integrity Discovery Fund .................................................... $ 1,673 $ 3,908 $ 5,581
Integrity Mid-Cap Value Fund ................................................. 4,671 12,575 17,246
Integrity Small-Cap Value Fund ................................................ 31,395 151,639 183,034
Integrity Small/Mid-Cap Value Fund ............................................ 2,932 18,038 20,970
Munder Multi-Cap Fund ..................................................... 85 49,518 49,603
S&P 500 Index Fund ....................................................... 2,587 14,135 16,722
Munder Mid-Cap Core Growth Fund ............................................ — 44,091 44,091
Trivalent International Fund — Core Equity ....................................... 5,108 — 5,108
Trivalent International Small-Cap Fund .......................................... 28,823 — 28,823
INCORE Total Return Bond Fund .............................................. 1,993 — 1,993
Year Ended June 30, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Integrity Discovery Fund .................................................... $ — $ 4,087 $ 4,087
Integrity Mid-Cap Value Fund ................................................. 3,218 9,839 13,057
Integrity Small-Cap Value Fund ................................................ 92,940 198,379 291,319
Integrity Small/Mid-Cap Value Fund ............................................ 2,614 10,994 13,608
Munder Multi-Cap Fund ..................................................... 13,197 35,271 48,468
S&P 500 Index Fund ....................................................... 2,576 18,947 21,523
Munder Mid-Cap Core Growth Fund ............................................ 21,732 101,710 123,442
Trivalent International Fund — Core Equity ....................................... 8,486 — 8,486
Trivalent International Small-Cap Fund .......................................... 58,936 229,104 288,040
INCORE Total Return Bond Fund .............................................. 1,567 — 1,567
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Accumulated
Capital and
Other Losses
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
Integrity Discovery Fund .... $ 278 $ 604 $ 882 $ — $ — $ 4,892 $ 5,774
Integrity Mid-Cap Value Fund . 1,625 8,006 9,631 — — 36,754 46,385
Integrity Small-Cap Value Fund 17,052 101,704 118,756 — — 169,371 288,127
Integrity Small/Mid-Cap Value
Fund ................... 1,410 2,927 4,337 — — 29,371 33,708
Munder Multi-Cap Fund ..... 136 18,596 18,732 — — 116,630 135,362
S&P 500 Index Fund ....... 29 10,238 10,267 — — 192,542 202,809
Munder Mid-Cap Core Growth
Fund ................... — 6,152 6,152 — (298) 77,347 83,201
Trivalent International Fund —
Core Equity .............. 3,131 — 3,131 (5,687) — 12,377 9,821
Trivalent International Small-
Cap Fund ............... 62,816 — 62,816 (314,793) — 341,032 89,055
INCORE Total Return Bond
Fund ................... 158 — 158 (7,574) — (5,590) (13,006)

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
167
As of June 30, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Stock Split:
Effective December 9, 2022, the Munder Mid-Cap Core Growth Fund underwent a 1-for-9 reverse stock split of the issued and outstanding
Class C shares of the Fund. The reverse stock split was not a taxable event, nor did it have an impact on the Fund’s holdings or performance, and was intended to reduce marketplace confusion and bring greater uniformity to the ratio of capital gains to the NAV across all share classes of the Fund. No changes are contemplated at this time for the other share classes offered by the Fund.
10. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Short-Term
Amount
Long-Term
Amount Total
Trivalent International Fund — Core Equity ................................... $ 5,687 $ — $ 5,687
Trivalent International Small-Cap Fund ...................................... 231,470 83,323 314,793
INCORE Total Return Bond Fund .......................................... 1,877 5,697 7,574
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Integrity Discovery Fund .............................. $ 55,815 $ 11,953 $ (7,061) $ 4,892
Integrity Mid-Cap Value Fund ........................... 279,248 53,937 (17,183) 36,754
Integrity Small-Cap Value Fund .......................... 1,419,261 257,968 (88,597) 169,371
Integrity Small/Mid-Cap Value Fund ...................... 226,294 45,546 (16,175) 29,371
Munder Multi-Cap Fund ............................... 291,099 120,594 (3,964) 116,630
S&P 500 Index Fund ................................. 44,300 194,670 (2,128) 192,542
Munder Mid-Cap Core Growth Fund ...................... 269,545 84,798 (7,451) 77,347
Trivalent International Fund — Core Equity ................. 182,539 27,129 (14,502) 12,627
Trivalent International Small-Cap Fund .................... 2,573,002 505,674 (164,663) 341,011
INCORE Total Return Bond Fund ........................ 69,532 473 (6,063) (5,590)

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory Integrity
Discovery Fund, Victory Integrity Mid-Cap Value Fund, Victory Integrity Small-Cap Value Fund, Victory Integrity Small/Mid-Cap Value Fund,
Victory Munder Multi-Cap Fund, Victory S&P 500 Index Fund, Victory Munder Mid-Cap Core Growth Fund, Victory Trivalent International
Fund — Core Equity, Victory Trivalent International Small-Cap Fund, and Victory INCORE Total Return Bond Fund (the “Funds”), each a series of Victory Portfolios, as of June 30, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the five years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the each of the Funds as of June 30, 2023, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 28, 2023

Supplemental Information
June 30, 2023
Victory Portfolios
169
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 37 portfolios in the Trust, 26 portfolios in Victory Portfolios
II, and six portfolios in Victory Variable Insurance Funds, each a registered investment company that, together with the Trust, comprise the
Victory Fund Complex. David C. Brown is a Trustee of Victory Portfolios III and oversees 45 portfolios of the Victory Portfolios III. Each
Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee May 2005 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee August 2002 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee May 2005 Retired. None.
Dennis M. Bushe,
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee February 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee December 2008 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee November 1994 Private Investor. Chair (since 2013), Caledonia Mining
Corporation.
Advisory Trustee
Timothy Pettee,
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,**
(May 1972)
Trustee May 2008 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
June 30, 2023
Victory Portfolios
170
(Unaudited)
Officers:
The officers of the Trust, their date of birth, their commencement of service, and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.  The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective May 1, 2023, Christopher Dyer resigned as the President of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023* Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios II, Victory Portfolios III and Victory
Variable Insurance Funds.
Scott A. Stahorsky,
(July 1969)
Vice President December 2014 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios II, Victory
Portfolios III and Victory Variable Insurance Funds.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios II, Victory Portfolios
III and Victory Variable Insurance Funds.
Allan Shaer,
(March 1965)
Treasurer May 2017 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios II, Victory Portfolios III and
Victory Variable Insurance Funds.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer December 2017 Director, Fund and BD Finance, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2017-4/30/23); Chief
Financial Officer, Victory Capital Services, Inc. (since 2018). Mr.
Ponte also serves as Assistant Treasurer of Victory Portfolios II,
Victory Portfolios III and Victory Variable Insurance Funds.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios II, Victory Portfolios III and Victory Variable Insurance
Funds.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Deputy Chief Compliance Officer (July 2021-June 2022), Senior
Compliance Officer, the Adviser (2019-present); Compliance
Officer, the Adviser (2015-2019). Mr. Fox also serves as Chief
Compliance Officer for Victory Portfolios II, Victory Portfolios III
and Victory Variable Insurance Funds.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios II, Victory Portfolios III and Victory
Variable Insurance Funds.
Jay G. Baris,
(January 1954)
Assistant Secretary December 1997 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Portfolios

(Unaudited)
Supplemental Information — continued
June 30, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
Integrity Discovery Fund
Class A ...............................
$ 1,000.00 $ 1,007.90 $ 1,016.76 $ 8.07 $ 8.10 1.62%
Class C ...............................
1,000.00 1,003.70 1,012.65 12.17 12.23 2.45%
Class R ...............................
1,000.00 1,005.30 1,014.48 10.34 10.39 2.08%
Class Y ...............................
1,000.00 1,008.50 1,017.70 7.12 7.15 1.43%
Member Class ..........................
1,000.00 1,008.20 1,017.36 7.47 7.50 1.50%
Integrity Mid-Cap Value Fund
Class A ...............................
1,000.00 1,072.20 1,019.84 5.14 5.01 1.00%
Class C ...............................
1,000.00 1,068.00 1,016.12 8.97 8.75 1.75%
Class R6 ..............................
1,000.00 1,074.00 1,021.82 3.09 3.01 0.60%
Class Y ...............................
1,000.00 1,073.70 1,021.08 3.86 3.76 0.75%
Member Class ..........................
1,000.00 1,072.80 1,020.58 4.37 4.26 0.85%
Integrity Small-Cap Value Fund
Class A ...............................
1,000.00 1,064.10 1,017.55 7.47 7.30 1.46%
Class C ...............................
1,000.00 1,059.80 1,013.44 11.70 11.43 2.29%
Class R ...............................
1,000.00 1,062.50 1,016.12 8.95 8.75 1.75%
Class R6 ..............................
1,000.00 1,066.60 1,020.03 4.92 4.81 0.96%
Class Y ...............................
1,000.00 1,066.00 1,019.49 5.48 5.36 1.07%

Supplemental Information — continued
June 30, 2023
Victory Portfolios
172
(Unaudited)
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
Integrity Small/Mid-Cap Value Fund
Class A ...............................
1,000.00 1,082.30 1,019.19 5.83 5.66 1.13%
Class R6 ..............................
1,000.00 1,084.10 1,020.68 4.29 4.16 0.83%
Class Y ...............................
1,000.00 1,084.50 1,020.43 4.55 4.41 0.88%
Member Class ..........................
1,000.00 1,083.60 1,020.08 4.91 4.76 0.95%
Munder Multi-Cap Fund
Class A ...............................
1,000.00 1,173.50 1,018.30 7.06 6.56 1.31%
Class C ...............................
1,000.00 1,168.50 1,014.08 11.61 10.79 2.16%
Class Y ...............................
1,000.00 1,175.30 1,019.89 5.34 4.96 0.99%
S&P 500 Index Fund
Class A ...............................
1,000.00 1,165.20 1,022.07 2.95 2.76 0.55%
Class R ...............................
1,000.00 1,163.10 1,020.18 4.99 4.66 0.93%
Class Y ...............................
1,000.00 1,165.20 1,022.32 2.68 2.51 0.50%
Munder Mid-Cap Core Growth Fund
Class A ...............................
1,000.00 1,074.00 1,018.40 6.63 6.46 1.29%
Class C ...............................
1,000.00 1,068.40 1,014.28 10.87 10.59 2.12%
Class R ...............................
1,000.00 1,071.20 1,017.01 8.06 7.85 1.57%
Class R6 ..............................
1,000.00 1,075.80 1,020.38 4.58 4.46 0.89%
Class Y ...............................
1,000.00 1,075.50 1,019.98 4.99 4.86 0.97%
Trivalent International Fund-Core Equity
Class A ...............................
1,000.00 1,117.60 1,020.08 4.99 4.76 0.95%
Class I ...............................
1,000.00 1,118.40 1,021.82 3.15 3.01 0.60%
Class R6 ..............................
1,000.00 1,119.20 1,022.07 2.89 2.76 0.55%
Class Y ...............................
1,000.00 1,117.70 1,021.32 3.68 3.51 0.70%
Trivalent International Small-Cap Fund
Class A ...............................
1,000.00 1,098.30 1,018.10 7.02 6.76 1.35%
Class C ...............................
1,000.00 1,094.30 1,014.38 10.90 10.49 2.10%
Class I ...............................
1,000.00 1,100.80 1,020.08 4.95 4.76 0.95%
Class R6 ..............................
1,000.00 1,099.50 1,019.69 5.36 5.16 1.03%
Class Y ...............................
1,000.00 1,099.70 1,019.34 5.73 5.51 1.10%
INCORE Total Return Bond Fund
Class A ...............................
1,000.00 1,014.90 1,020.58 4.25 4.26 0.85%
Class C ...............................
1,000.00 1,011.40 1,016.86 7.98 8.00 1.60%
Class R6 ..............................
1,000.00 1,015.00 1,021.92 2.90 2.91 0.58%
Class Y ...............................
1,000.00 1,016.10 1,021.82 3.00 3.01 0.60%
*
Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios

(Unaudited)
Supplemental Information — continued
June 30, 2023
Additional Federal Income Tax Information
For the year ended June 30, 2023, the following Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:
Dividends qualified for corporate dividends received deductions of:
For the year ended June 30, 2023, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended June 30, 2023, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on June 30, 2023, were as follow:
Percent
Integrity Discovery Fund ............................................................................. 44%
Integrity Mid-Cap Value Fund .......................................................................... 85%
Integrity Small-Cap Value Fund ......................................................................... 58%
Integrity Small/Mid-Cap Value Fund ..................................................................... 85%
Munder Multi-Cap Fund .............................................................................. 100%
S&P 500 Index Fund ................................................................................ 100%
Trivalent International Fund — Core Equity ................................................................ 63%
Trivalent International Small-Cap Fund ................................................................... 99%
INCORE Total Return Bond Fund ....................................................................... 2%
Percent
Integrity Discovery Fund ............................................................................. 42%
Integrity Mid-Cap Value Fund .......................................................................... 85%
Integrity Small-Cap Value Fund ......................................................................... 56%
Integrity Small/Mid-Cap Value Fund ..................................................................... 84%
Munder Multi-Cap Fund .............................................................................. 100%
S&P 500 Index Fund ................................................................................ 100%
INCORE Total Return Bond Fund ....................................................................... 2%
Amount
Integrity Discovery Fund ............................................................................. $ 1,673
Integrity Small-Cap Value Fund ......................................................................... 23,142
Integrity Small/Mid-Cap Value Fund ..................................................................... 469
Amount
Integrity Discovery Fund ............................................................................. $ 3,908
Integrity Mid-Cap Value Fund .......................................................................... 12,575
Integrity Small-Cap Value Fund ......................................................................... 158,855
Integrity Small/Mid-Cap Value Fund ..................................................................... 18,619
Munder Multi-Cap Fund .............................................................................. 49,885
S&P 500 Index Fund ................................................................................ 15,014
Munder Mid-Cap Core Growth Fund ..................................................................... 44,091
Foreign Source Income Foreign Tax Expense
Trivalent International Small-Cap Fund ........................................... $ 0.37 $ 0.03
Trivalent International Fund — Core Equity ........................................ 0.23 0.02

Victory Portfolios

(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Funds’ investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Funds’ investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds’ portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds’ LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in each Fund. During the review period, each Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds’ investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-MUNDER-AR (6/23)

June 30, 2023
Annual Report
Victory Diversified Stock Fund
Victory Special Value Fund
Victory THB US Small Opportunities Fund
Victory Strategic Allocation Fund
Victory INCORE Fund for Income
Victory INCORE Investment Grade Convertible Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary / Investment Overview (Unaudited) 5
Investment Objectives and Portfolio Holdings (Unaudited) 18
Schedules of Portfolio Investments
Victory Diversified Stock Fund
24
Victory Special Value Fund
27
Victory THB US Small Opportunities Fund
30
Victory Strategic Allocation Fund
33
Victory INCORE Fund for Income
34
Victory INCORE Investment Grade Convertible Fund
36
Financial Statements
Statements of Assets and Liabilities
38
Statements of Operations
40
Statements of Changes in Net Assets
42
Financial Highlights
50
Notes to Financial Statements 77
Report of Independent Registered Public Accounting Firm 88
Supplemental Information (Unaudited) 89
Trustee and Officer Information
89
Proxy Voting and Portfolio Holdings Information
91
Expense Examples
91
Additional Federal Income Tax Information
93
Liquidity Risk Management Program
94
Privacy Policy (inside back cover)

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

3
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Our annual reporting period for the 12 months ended June 30, 2023, has been a tale of two markets. The dichotomy has been nothing short of remarkable.
Think back to the latter half of 2022. This was a very difficult time for investors, marked by an array of challenges that punished both bond and stock markets. The U.S. Federal Reserve (the “Fed”) was in the midst of a series of rate hikes—more aggressive than many investors had ever experienced. Inflation was raging and conjuring up memories of the 1970s. And if that wasn’t enough, a terrible war was taking place in Eastern Europe, while tensions between the world’s two largest economic powers, the
United States and China, were also on the rise.
It was not exactly a constructive environment for investors, and all of these issues created headwinds for both stocks and bonds.
It’s not often that stocks and bonds decline in tandem, and the traditional diversified portfolio of 60% equities/40% fixed income was suffering through one of its worst periods on record.
But when the calendar year flipped, so did the markets. During the first six months of 2023, financial markets exhibited greater stability and less volatility. Equities (including domestic, international and emerging markets) regained their footing and rebounded. In the United States, some of the most beaten-down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
The market’s resiliency and strong rebound during the first two quarters of 2023 surprised many pundits. After all, there were ample challenges that could have undermined this rally, including unusual turmoil within the banking sector in March 2023 that resulted in the collapse of a few regional banks. Naturally, this ratcheted up volatility for a spell, but the Fed took the necessary steps to restore confidence in the banking sector and avoided a wider contagion. It also helped that the Fed paused its rate hikes as inflation data finally cooled.
Through all the ups and downs in these two very different environments, the S&P 500
®
Index, the most widely followed index
representing the domestic stock market, managed to deliver an impressive total return of more than 19% for our annual reporting period ended June 30, 2023. The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—was basically unchanged during the same period at 0.94% (despite the volatility).
We don’t deny that this past annual reporting period was difficult. We realize that the bouts of stomach-churning volatility can take a toll on investors’ psyche. But even when markets snap back sharply as they have, investors often wonder if they have missed an opportunity. This reminds us of two enduring realities: 1) financial markets are dynamic and apt to change abruptly; 2)
it’s vital to remain calm and rational whenever faced with those inevitable times of turmoil.
Fortunately, we think that investors can take comfort knowing that all our Victory Capital independent investment franchises have experience managing portfolios through a variety of market environments. Our investment professionals remain calm during turbulent financial markets, and we think it’s imperative that investors do the same.
Of course, there are still uncertainties ahead. For example, is the Fed finished with its rate hikes? Will the impact of tighter lending standards ultimately result in slower growth and lower corporate profits? Is there another banking crisis lurking? Nobody really knows what the future will bring. That’s why we continue to advocate for a long-term plan, a well-diversified portfolio across asset classes and investment types, and a clear understanding of individual risk tolerances. These, in our opinion, are the key ingredients for staying the course and progressing on investment goals.

4
On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 (800-235-8396 for
Member Class) or visit our website at vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

5
Victory Diversified Stock Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
The S&P 500
®
Index (the “Index”) increased by nearly 20% over the 12 months ended June 30, 2023. The increase was broad-
based across most sectors, except Utilities and Real Estate. Growth stocks outperformed value stocks by a significant margin as investors focused on a potential recession, rising interest rates, regional bank failures early in 2023, and recent interest in artificial intelligence potential within technology. Mid-cap and small-cap stocks also lagged large-cap stocks.
More recently, we have seen inflation remain stubbornly high and interest rate expectations continue to rise based on continued
strength in employment numbers.
How did Victory Diversified Stock Fund (the “Fund”) perform during the reporting period?
The Fund returned 21.98% (Class A at net asset value) for the fiscal year ended June 30, 2023, outperforming the Index, which returned 19.59% for the period.
What strategies did you employ during the reporting period?
The Fund looks to invest in stocks with market capitalizations of $1 billion and above that we believe are of high quality with the potential for above-average earnings growth as well as earnings momentum.
Using this framework, the Fund generated the strongest relative returns within the Health Care, Technology, and Materials sectors.
On an individual security basis, two of the Fund’s top-performing stocks for the year were Jabil, Inc. and Broadcom, Inc. Jabil,
Inc. continues to post strong earnings growth and margin improvement as demand for manufacturing services continues to grow, especially in renewable energy and electric vehicle components. Broadcom, Inc. benefitted from several acquisitions over the past several years as well as continued demand for a full suite of products including semiconductors, electronic components and power filters and amplifiers.
Two of the Fund’s weakest-performing stocks for the year were Meta Platforms, Inc. and Clearfield, Inc. The Fund did not
own Meta Platforms for most of the fiscal year as the stock rallied 78% on anticipation of better earnings and general broad-
based investor interest in mega-cap stocks as a safe haven during regional bank failures in early 2023. Clearfield, Inc. reported disappointing earnings as its second-tier clients reduced orders for fiber products which caused an inventory glut after recent strength in fiber cable to homes market.

6
Victory Diversified Stock Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Diversified Stock Fund — Growth of $10,000
1
The S&P 500
®
Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class C Class I Class R Class R6 Class Y
INCEPTION DATE 10/28/89 3/1/02 8/31/07 3/26/99 3/3/14 1/28/13
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
Net Asset
Value S&P 500
®
Index
1
One Year 21.98% 14.96% 20.86% 19.86% 22.29% 21.67% 22.38% 22.26% 19.59%
Five Year 11.24% 9.94% 10.21% 10.21% 11.52% 10.94% 11.58% 11.50% 12.31%
Ten Year 10.60% 9.95% 9.84% 9.84% 10.88% 10.29% N/A 10.84% 12.86%
Since Inception N/A N/A N/A N/A N/A N/A 10.02% N/A N/A

7
Victory Special Value Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
The S&P 500
®
Index (the “Index”) increased by nearly 20% over the 12 months ended June 30, 2023. The increase was broad-
based across most sectors, except Utilities and Real Estate. Growth stocks outperformed value stocks by a significant margin as investors focused on a potential recession, rising interest rates, regional bank failures early in 2023 and recent interest in artificial intelligence potential within technology. Mid-cap and small-cap stocks also lagged large-cap stocks.
More recently, we have seen inflation remain stubbornly high and interest rate expectations continue to rise based on continued
strength in employment numbers.
How did Victory Special Value Fund (the “Fund”) perform during the reporting period?
The Fund returned 21.57% (Class A at net asset value) for the fiscal year ended June 30, 2023, outperforming the Index, which returned 19.59% for the period.
What strategies did you employ during the reporting period?
The Fund looks to invest in stocks with market capitalizations of $1 billion and above that we believe are of high quality with the potential for above-average earnings growth as well as earnings momentum.
Using this framework, the Fund generated the strongest relative returns within the Health Care, Technology, and Materials sectors.
On an individual security basis, two of the Fund’s top-performing stocks for the year were Jabil, Inc. and Broadcom, Inc. Jabil,
Inc. continues to post strong earnings growth and margin improvement as demand for manufacturing services continues to grow, especially in renewable energy and electric vehicle components. Broadcom, Inc. benefitted from several acquisitions over the past several years as well as continued demand for a full suite of products including semiconductors, electronic components and power filters and amplifiers.
Two of the Fund’s weakest-performing stocks for the year were Meta Platforms, Inc. and Clearfield, Inc. The Fund did not own
Meta Platforms, Inc. for most of the fiscal year as the stock rallied 78% on anticipation of better earnings and general broad-
based investor interest in mega-cap stocks as a safe haven during regional bank failures in early 2023. Clearfield, Inc. reported disappointing earnings as its second-tier clients reduced orders for fiber products which caused an inventory glut after recent strength in fiber cable to homes market.

8
Victory Special Value Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Special Value Fund — Growth of $10,000
1
The S&P 500
®
Index is an unmanaged index comprised of 500 domestically traded common stocks, is weighted according to the market value of each common stock in the index, and includes reinvestment of dividends. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class C Class I Class R Class Y
INCEPTION DATE 12/3/93 3/1/03 8/31/07 12/21/99 1/28/13
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value S&P 500
®
Index
1
One Year 21.57% 14.58% 20.55% 19.55% 21.84% 21.19% 21.89% 19.59%
Five Year 10.90% 9.59% 9.94% 9.94% 11.11% 10.55% 11.17% 12.31%
Ten Year 9.84% 9.20% 9.06% 9.06% 10.04% 9.51% 10.11% 12.86%

9
Victory THB US Small Opportunities Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
U.S. equities were broadly higher during the period despite recent market volatility driven by a number of factors including the fast-paced rise in interest rates, energy security in Europe, easing inflationary pressures, and supply chain dynamics. The 10-
year U.S. Treasury yield rose above 4% in September 2022 for the first time since the 2008 global financial crisis, driving U.S.
mortgage rates above 7%, which is the highest since 2007. We also saw the U.S. dollar strengthening to the highest level in over 20 years. Although the U.S. Federal Reserve’s (the “Fed”) rate hike was followed by rate hikes from the European Central
Bank, the Bank of England, and other central banks, they failed to keep up with the Fed’s pace. U.S. equities were broadly higher during the fourth quarter of 2022, with October and November particularly strong and some consolidation experienced in
December. Corporate earnings and overall Gross Domestic Product numbers have held up well, moderating inflation readings and subdued forward market inflation expectations ran counter to the very hawkish tone from the Fed. Additionally, many mega-cap technology companies remained under intense selling pressure in September and December. The breadth of ownership and high-
profile nature of these companies likely added to concerns about the overall market.
Notwithstanding the volatility, most major indices registered positive gains for the period. The calendar year began with optimism as major U.S. indices ended January broadly higher by 8%-12%. The bullish start to the year quickly gave way to a sharp pullback in March triggered by troubled regional banks within the Financials sector. The sudden collapse of Silicon Valley Bank led to fear spreading across the global banking system. Large deposit outflows and viability questions forced the acquisition of troubled
Credit Suisse by UBS (aided by substantial guarantees from the Swiss government). By the end of the quarter, fears began to ebb as investors anticipated the Fed’s cycle of raising rates would be over (or very close to over) and that liquidity programs put in place would help most banks navigate issues triggered by deposit flows. Performance in the first and second quarter of 2023 was driven by mega-cap tech and growth stocks. Growth indices outperformed their value counterparts across all market capitalization ranges in the first half of 2023 partially fueled by elevated tech optimism around the latest developments in Artificial Intelligence and support for disinflationary and soft landing narratives.
How did Victory THB US Small Opportunities Fund (the “Fund”) perform during the reporting period?
The Fund returned 13.51% (Class A at net asset value) for the fiscal year ended June 30, 2023, outperforming the Russell
Microcap
®
Index, which returned 6.63% for the period.
What strategies did you employ during the reporting period?
The Fund utilizes a bottom-up, fundamental approach to find mispriced securities within the investment universe. The Fund selects investments based on an active fundamental process that combines financial analysis and proprietary research to evaluate potential investments’ management and long-term outlook and business strategy. Using this process, the Fund generated the highest contribution to its return from the Industrials, Health Care, and Consumer Discretionary sectors over the fiscal year, while the Real Estate, Consumer Staples, and Financials sectors were the primary detractors. The Fund’s top five-performing stocks
(from a contribution standpoint) were UFP Technologies Inc. (Health Care), CIRCOR International, Inc. (Industrials), Preformed
Line Products Company (Industrials), Transcat, Inc. (Industrials) and Limbach Holdings, Inc. (Industrials). The bottom five-
performing stocks (from a contribution standpoint) were Grid Dynamics Holdings, Inc. Class A (Information Technology),
CryoPort, Inc. (Health Care), TETRA Technologies, Inc. (Energy), OptimizeRx Corporation (Health Care) and Latham Group,
Inc. (Consumer Discretionary).

10
Victory THB US Small Opportunities Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com. The performance figures for Class A and Class
I reflect the historical performance of, respectively, the Investor Class and Institutional Class of the THB Asset Management Microcap
Fund (the “Predecessor Fund”), a series of Advisors’ Inner Circle Fund. The Fund’s performance has not been restated to reflect any difference in the expenses of the Predecessor Fund prior to its reorganization into the Fund on May 3, 2021.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory THB US Small Opportunities Fund — Growth of $10,000
1
Russell Microcap
®
Index is a capitalization weighted index of 2,000 small-cap and micro-cap stocks that captures the smallest 1,000 companies in the Russell 2000
®
Index, plus the next 1,000 smallest eligible securities by market capitalization. This index does not include the effect of sales cha rges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class I
INCEPTION DATE 3/30/12 3/30/12
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Russell
Microcap
®
Index
1
One Year 13.51% 6.98% 14.03% 6.63%
Five Year 4.21% 2.99% 4.67% 2.07%
Ten Year 7.36% 6.73% 7.86% 7.29%

11
Victory Strategic Allocation Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
Over the fiscal year ended June 30, 2023, the global capital markets were generally strong, with the exception of U.S. bonds, as represented by the Bloomberg U.S. Aggregate Bond Index. The U.S. equity markets were relatively stronger than their non-
U.S. counterparts leading the broad non-U.S. developed and emerging market equity markets. The strongest-performing equity subcomponent of the U.S. stock market were the largest technology stocks. In the past year, the largest technology stocks, as represented by the Nasdaq-100
®
Index, outperformed the broad U.S. stock market, as represented by the S&P 500
®
Index, by
more than 10%.
How did Victory Strategic Allocation Fund (the “Fund”) perform during the reporting period?
The Fund returned 9.11% (Class A at net asset value) for the fiscal year ended June 30, 2023, underperforming the MSCI All
Country World Index (ACWI), which returned 16.53% for the period, and underperforming the Fund’s “Custom Index” (60%
MSCI ACWI/40% Bloomberg U.S. Aggregate Bond Index), which returned 9.44% for the period.
What strategies did you employ during the reporting period?
The Fund slightly underperformed the Custom Index for the past year. Outperformance of underlying Victory Mutual Funds versus their respective benchmarks contributed positively to relative performance versus the Custom Index. This positive contribution to relative performance versus the Custom Index was negated by an overweight to non-U.S. equity and smaller-capitalization stocks.

12
Victory Strategic Allocation Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 2.25% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Strategic Allocation Fund — Growth of $10,000
1
The unmanaged MSCI All-Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
2
The unmanaged Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar denominated, fixed rate taxable bond market.  The index includes U.S. Treasurys , government-related and corporate securities, MBS (agency fixed-
rate and hybrid ARM pass- throughs ), ABS and CMBS (agency and non-agency). This index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund, and it is not possibl e to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class C Class I Class R
INCEPTION DATE 12/10/93 3/1/03 8/31/07 12/15/99
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
MSCI All-Country
World Index
1
60% MSCI
All-Country
World Index/40%
Bloomberg U.S.
Aggregate Bond
Index
1,2
Bloomberg U.S.
Aggregate Bond
Index
2
One Year 9.11% 6.67% 8.32% 7.32% 9.38% 8.87% 16.53% 9.44% -0.94%
Five Year 5.49% 5.01% 4.71% 4.71% 5.76% 5.23% 8.10% 5.45% 0.77%
Ten Year 6.27% 6.03% 5.66% 5.66% 6.53% 5.99% 8.75% 6.04% 1.52%

13
Victory INCORE Fund for Income
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
Risk markets rallied handsomely over the 12 months ended June 30, 2023 as the U.S. Federal Reserve (the “Fed”) reduced the pace of interest rate hikes to the point of a pause at the most recent June meeting, all while keeping employment full and bringing inflation down. The Fed dramatically hiked rates by 3.5% over the 12 months ended June 30, 2023. The Dow Jones Industrial
Average, the S&P 500
®
Index, and the Nasdaq Composite all rallied. The yield on the U.S. Treasury bonds maturing in two years rose much more swiftly than that of the yield of the U.S. Treasury bonds with ten years maturity. As such, the U.S. Treasury yield curve massively flattened from a positively sloped +0.06% to -1.06%, although negatively steepened/sloped might be a more apt description than flattened. Historically, this spread between the yield of the 2-year U.S. Treasury Note and the yield of the 10-
year U.S. Treasury note indicator suggested recession, though nascent signs of a soft landing for the U.S. economy have emerged.
Most fixed income sectors posted negative total returns, save for corporate and asset-backed bonds. All fixed income sectors had positive excess return versus duration neutral U.S. Treasury bonds. Unsurprisingly to us, corporate bonds led the outperformance, followed by asset-backed bonds, agency debentures and mortgage-backed bonds, respectively. Commercial mortgage-backed bonds struggled, given excess amount of unused office space and looming resets on office debt.
How did Victory INCORE Fund for Income Fund (the “Fund”) perform during the reporting period?
The Fund returned -0.45% (Class A at net asset value) for the fiscal year ended June 30, 2023, underperforming the Bloomberg
1-5 Year U.S. Government Bond Index, which returned -0.38% for the period.
What strategies did you employ during the reporting period?
The Fund invests in three sectors: GNMA pass-through bonds, GNMA structured bonds and U.S. Treasury bonds. Our 5%
allocation to GNMA structure contributed the most relative to performance, while our 15% allocation to U.S. Treasury bonds was the next best, GNMA pass-through bonds, of which we own the most (80%), contributed the least to performance.
We strove to provide high, reliable income consistent with preservation of capital as we invested in securities backed by the full faith and credit of the U.S. government, (i.e., U.S. Treasury and GNMA bonds). The Fund owned GNMA whereby the underlying borrowers made above market payments. We sourced older GNMA whose loan balances tended to be lower than average. These and other unique underlying characteristics tended to indicate either an inability or an unwillingness to refinance efficiently.
The combination of these characteristics within our GNMA structure helped to drive performance in the face of rising rates – a headwind for bonds. We also sought to maintain ample liquidity given the challenging bond market backdrop.

14
Victory INCORE Fund for Income
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 2.25% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory INCORE Fund for Income — Growth of $10,000
1
The Bloomberg 1-5 Year U.S. Government Bond Index is a market-weighted index measuring the performance of Treasury and Agency securities issued by the United States government with maturities of one to five years. This index does not include the effect of sales charges, commissions, expenses or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class C Class I Class R Class R6 Class Y Member Class
INCEPTION DATE 3/26/99 3/1/02 3/1/11 9/16/87 3/4/15 1/28/13 11/3/20
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
Net Asset
Value
Net Asset
Value
Bloomberg
1-5 Year U.S.
Government
Bond Index
1
One Year -0.45% -2.71% -1.11% -2.05% -0.05% -0.45% -0.18% -0.26% -0.29% -0.38%
Five Year 0.33% -0.12% -0.45% -0.45% 0.62% 0.33% 0.58% 0.51% N/A 0.87%
Ten Year 0.57% 0.34% -0.07% -0.07% 0.84% 0.57% N/A 0.76% N/A 0.83%
Since Inception N/A N/A N/A N/A N/A N/A 0.57% N/A -2.22% N/A

15
Victory INCORE Investment Grade Convertible Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
Investment-grade convertibles produced low single-digit returns during the fiscal year ended June 30, 2023. Over this period, investment-grade convertibles, as measured by the ICE BofA Investment Grade U.S. Convertible 5% Constrained Index (the
“Index”) returned 3.73%. Over this same time period, stocks, as measured by the S&P 500
®
Index, returned 19.59%, while
straight bonds, as measured by the Bloomberg U.S. Aggregate Bond Index, returned -0.94%. Convertible securities are either bonds or preferred stock that can be converted into the common stock of the issuing company. Because of this ability to convert to common stock, convertibles participate in the upward and downward movement of the stock market. But because they are part fixed income, they tend to move up and down at a reduced rate.
Markets began the fiscal year in up-and-down fashion that saw the S&P 500
®
Index rise by 9.22% in July and fall by the same
amount in September. Following dreadful second-quarter losses, stocks bounced back in July to post their best month since
November of 2020. Faced with conflicting economic signals, investors chose to focus on better-than-feared earnings reports and the prospect that a slowing economy may shorten the tightening cycle. Despite a 9.1% June Consumer Price Index (“CPI”) report, a U.S. Federal Reserve (the “Fed”) rate hike, and a negative second quarter Gross Domestic Product release, stocks managed to rally in July. The rally continued halfway through August until a speech by Fed Chair Powell proved to be more hawkish than anticipated, emphasizing the need to stomp out inflation even at the expense of economic growth. The month of September began with a glimmer of hope as bargain hunting initially pushed stocks higher. However, this abruptly changed when the August CPI report showed 8.5% inflation. On the day of the report, the Dow Jones Industrial Average fell 1,276 points, or 3.9%; the S&P
500
®
fell 4.3%; and the Nasdaq Composite dropped 5.2%. By the end of the third calendar quarter, the S&P 500
®
Index was down
23.87% calendar year to date. Bonds provided little solace as they were down 14.61% at the end of the third calendar quarter.
The fourth quarter of calendar 2022 did bring a partial reprieve, as stocks rocketed higher in October and November partially due to better-than-expected inflation readings and signs that the Fed may consider pivoting to a less aggressive rate increase schedule.
The reprieve lasted only until the December Fed meeting. As expected, the Fed raised rates only 50 basis points (a basis point is 1/100th of a percentage point) in December after four consecutive 75-basis point increases; however, they struck a uniform hawkish tone, promising future rate hikes. This, along with a renewed focus on possible recession, threw cold water on the stock rally, causing stocks to give back in December all they had gained in November.
Pushed higher by large, technology-oriented stocks, the S&P 500
®
Index posted strong gains in the first quarter of 2023. It was far from a smooth ride, however, as a banking crisis battered stocks in mid-March. Falling victim to losses in their bond portfolio caused by rising interest rates that ultimately triggered a run on deposits, Silicon Valley Bank collapsed. Signature Bank soon met with similar fate, while several other banks felt varying degrees of pressure. Fears of a full-blown financial crisis brought stocks to their low point on March 13th. Stocks began to climb back, albeit in fits and starts, after a modest cooling in CPI and hopes of a quick resolve to bank troubles. Another quarter-point Fed rate hike initially pressured the market, but stocks powered higher during the last week of the quarter, bringing the S&P 500
®
Index quarterly return to a solid 7.48%.
Equities rose a further 8.74% in the second quarter of 2023 to bring their year-to-date total to an impressive 16.88%, as measured by the S&P 500
®
Index. Stocks tread water for most of April and May before rising sharply the first two days of June after a much stronger-than-expected jobs report. They continued higher throughout the first half of June bolstered by still elevated but improving inflation, and a pause in Fed rate hikes. From there, stocks drifted lower for a few sessions before finishing the quarter on a strong note. In contrast to the rest of 2023, when the majority of gains came from a handful of technology stocks, all 11 S&P sectors advanced in June. Equity leadership was very narrow in the first half of 2023 with the Information Technology sector providing 65% of the S&P 500
®
Index return. Just three stocks – Apple, Inc., Microsoft Corp. and NVIDIA Corp. – together provided 45% of the S&P 500
®
Index return in the first half.
How did Victory INCORE Investment Grade Convertible Fund (the “Fund”) perform during the reporting period?
The Fund returned 3.50% (Class A at net asset value) for the fiscal year ended June 30, 2023, underperforming the Index, which returned 3.73% for the period.
What strategies did you employ during the reporting period?
In managing the Fund, we strive to invest in high-quality convertibles with attractive underlying common stocks. We structure the Fund by spreading out our holdings across the three types of convertibles: 1) equity-sensitive, high-delta convertibles; 2)
total return, middle-of-the-road convertibles; and 3) defensive, fixed-income oriented convertibles. With this structure, we seek

16
Victory INCORE Investment Grade Convertible Fund
Managers’ Commentary (continued)
(Unaudited)
to provide a favorable balance between upside potential and downside exposure to equities. As of June 30, 2023, the Fund is overweight compared to the Index in the Information Technology, Industrials, Financials, and Consumer Discretionary sectors. It is underweight in the Real Estate and Utilities sectors. It is approximately equal weight in all other sectors. The Fund is broadly diversified amongst individual issues, economic sectors, credits, and convertible types. Performance during the fiscal year was aided by an overweight and positive security selection in the Consumer Discretionary and Information Technology sectors. It was also helped by positive security selection in the Industrials sector. Performance was hurt by an underweight in the Utilities sector, and negative security selection in the Health Care sector.

17
Victory INCORE Investment Grade Convertible Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 2.25% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory INCORE Investment Grade Convertible Fund — Growth of $10,000
1
The ICE BofAML Investment Grade U.S. Convertible 5% Constrained Index is a market capitalization-weighted index of domestic corporate convertible securities. Bonds and preferred stocks must be convertible only to common stock, ADR’s or cash equivalent and have a market value of at least $50 million. Composed of Coupon, OID, or zero coupon convertible bonds rated by Moody’s and/or S&P with an average rating of Baa3/BBB- or higher.
This Index does not include the effect of sales charges, commissions, expenses or taxes, is not representative of the Fund and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class I Member Class
INCEPTION DATE 4/14/88 8/31/07 11/3/20
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Net Asset
Value
ICE BofAML
Investment
Grade U.S. Conv
5% Constrained
Index
1
One Year 3.50% 1.14% 3.72% 3.56% 3.73%
Five Year 5.75% 5.26% 6.17% N/A 6.90%
Ten Year 7.58% 7.34% 8.02% N/A 9.07%
Since Inception N/A N/A N/A 4.41% N/A

18
Victory Portfolios
Victory Diversified Stock Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term growth of capital.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
6.9%
Microsoft Corp.
6.1%
Alphabet, Inc., Class C
4.4%
Amazon.com, Inc.
2.7%
NVIDIA Corp.
2.4%
Broadcom, Inc.
1.9%
Visa, Inc., Class A
1.8%
Stryker Corp.
1.7%
SPDR S&P 500 ETF Trust
1.6%
Kinsale Capital Group, Inc.
1.6%
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

19
Victory Portfolios
Victory Special Value Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term growth of capital and dividend income.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
6.9%
Microsoft Corp.
6.1%
Alphabet, Inc., Class C
4.4%
Amazon.com, Inc.
2.7%
NVIDIA Corp.
2.4%
SPDR S&P 500 ETF Trust
2.2%
Broadcom, Inc.
1.9%
Visa, Inc., Class A
1.8%
Stryker Corp.
1.7%
Kinsale Capital Group, Inc.
1.6%

20
Victory Portfolios
Victory THB US Small Opportunities Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
UFP Technologies, Inc.
3.0%
LeMaitre Vascular, Inc.
2.5%
Transcat , Inc.
2.4%
ePlus , Inc.
2.4%
Ichor Holdings Ltd.
2.3%
TETRA Technologies, Inc.
2.2%
RPC, Inc.
2.0%
Johnson Outdoors, Inc., Class A
1.9%
Preformed Line Products Co.
1.9%
Luna Innovations, Inc.
1.9%
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

21
Victory Portfolios
Victory Strategic Allocation Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide income and long-term growth of capital.
Top Holdings*:
June 30, 2023
(% of Net Assets)
Asset Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Victory INCORE Total Return Bond Fund, Class R6
30.6%
Victory RS Global Fund, Class Y
28.5%
Victory Sophus Emerging Markets Fund, Class R6
9.4%
VictoryShares U.S. Multi-Factor Minimum Volatility ETF
6.7%
Victory Global Energy Transition Fund, Class Y
6.1%
Victory Trivalent International Small-Cap Fund, Class I
6.0%
Victory INCORE Investment Grade Convertible Fund, Class I
5.6%
Victory RS Partners Fund, Class Y
3.4%
Victory Integrity Discovery Fund, Class Y
3.2%

22
Victory Portfolios
Victory INCORE Fund for Income
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide a high level of current income consistent with preservation of shareholders' capital.
Asset Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.

23
Victory Portfolios
Victory INCORE Investment Grade Convertible Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide a high level of current income together with long-term capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Pioneer Natural Resources Co.
6.4%
Southwest Airlines Co.
5.6%
Wells Fargo & Co.
5.3%
EQT Corp.
5.2%
Bank of America Corp.
5.2%
Booking Holdings, Inc.
5.2%
KKR & Co., Inc.
4.8%
Western Digital Corp.
4.8%
Expedia Group, Inc.
4.5%
NiSource, Inc.
4.3%

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Diversified Stock Fund
24
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.4%)
Communication Services (5.5%):
Alphabet, Inc., Class C(a) ................................................. 101,517 $ 12,280
T-Mobile U.S., Inc.(a) .................................................... 10,532 1,463
World Wrestling Entertainment, Inc., Class A ................................... 14,112 1,531
15,274
Communications Equipment (1.4%):
Arista Networks, Inc.(a) .................................................. 14,480 2,347
Cisco Systems, Inc. ..................................................... 29,234 1,512
3,859
Consumer Discretionary (8.7%):
Amazon.com, Inc.(a) .................................................... 58,297 7,600
AutoZone, Inc.(a) ....................................................... 1,589 3,962
Booking Holdings, Inc.(a) ................................................. 995 2,687
Brunswick Corp. ....................................................... 27,416 2,375
Chipotle Mexican Grill, Inc.(a) ............................................. 745 1,594
McDonald's Corp. ...................................................... 9,197 2,744
O'Reilly Automotive, Inc.(a) ............................................... 1,621 1,548
Texas Roadhouse, Inc. ................................................... 13,468 1,512
24,022
Consumer Staples (6.5%):
BJ's Wholesale Club Holdings, Inc.(a) ........................................ 34,311 2,162
Casey's General Stores, Inc. ............................................... 11,214 2,735
Darling Ingredients, Inc.(a) ................................................ 55,734 3,555
PepsiCo, Inc. .......................................................... 12,160 2,252
Philip Morris International, Inc. ............................................. 34,737 3,391
Walmart, Inc. .......................................................... 25,031 3,935
18,030
Electronic Equipment, Instruments & Components (2.1%):
Fabrinet(a) ............................................................ 16,538 2,148
Jabil, Inc. ............................................................ 33,167 3,580
5,728
Energy (4.4%):
Chevron Corp. ......................................................... 23,719 3,732
Diamondback Energy, Inc. ................................................ 16,186 2,126
EOG Resources, Inc. .................................................... 13,615 1,558
Halliburton Co. ........................................................ 52,155 1,721
Matador Resources Co. ................................................... 29,098 1,523
Schlumberger NV ...................................................... 33,617 1,651
12,311
Financials (15.1%):
Ameriprise Financial, Inc. ................................................. 11,047 3,669
Axos Financial, Inc.(a) ................................................... 92,204 3,637
Fiserv, Inc.(a) .......................................................... 28,937 3,650
Globe Life, Inc. ........................................................ 21,028 2,305
Interactive Brokers Group, Inc. ............................................. 19,539 1,623
JPMorgan Chase & Co. .................................................. 28,114 4,089
Kinsale Capital Group, Inc. ................................................ 11,601 4,341
LPL Financial Holdings, Inc. ............................................... 14,968 3,255
Morgan Stanley ........................................................ 25,901 2,212
NMI Holdings, Inc., Class A(a) ............................................. 108,502 2,802
The Bancorp, Inc.(a) ..................................................... 114,378 3,734
The Hartford Financial Services Group, Inc. .................................... 21,294 1,534
Visa, Inc., Class A ...................................................... 21,557 5,119
41,970
Health Care (13.7%):
Agilent Technologies, Inc. ................................................. 10,898 1,311
AmerisourceBergen Corp. ................................................. 20,779 3,999

Victory Portfolios
Victory Diversified Stock Fund
25
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Elevance Health, Inc. .................................................... 5,715 $ 2,539
Eli Lilly & Co. ......................................................... 8,422 3,950
Lantheus Holdings, Inc.(a) ................................................ 30,333 2,546
McKesson Corp. ....................................................... 9,052 3,868
Merck & Co., Inc. ...................................................... 14,859 1,715
Novo Nordisk A/S, ADR .................................................. 15,173 2,455
Shockwave Medical, Inc.(a) ............................................... 4,672 1,333
Stryker Corp. .......................................................... 15,492 4,726
The Cigna Group ....................................................... 13,631 3,825
The Ensign Group, Inc. ................................................... 38,906 3,714
Thermo Fisher Scientific, Inc. .............................................. 3,997 2,085
38,066
Industrials (10.6%):
AGCO Corp. .......................................................... 19,335 2,541
Clean Harbors, Inc.(a) ................................................... 18,473 3,037
Comfort Systems USA, Inc. ............................................... 17,161 2,818
GXO Logistics, Inc.(a) ................................................... 60,217 3,783
Lockheed Martin Corp. ................................................... 2,741 1,262
Marten Transport Ltd. .................................................... 55,455 1,192
Raytheon Technologies Corp. .............................................. 12,072 1,183
The Timken Co. ........................................................ 34,502 3,158
UFP Industries, Inc. ..................................................... 30,157 2,927
United Rentals, Inc. ..................................................... 6,524 2,906
Verra Mobility Corp.(a) .................................................. 144,139 2,842
W.W. Grainger, Inc. ..................................................... 2,360 1,861
29,510
Materials (2.8%):
Graphic Packaging Holding Co. ............................................ 98,690 2,371
Livent Corp.(a) ........................................................ 110,075 3,019
Summit Materials, Inc., Class A(a) .......................................... 65,696 2,487
7,877
Real Estate (1.5%):
Simon Property Group, Inc. ............................................... 16,828 1,943
VICI Properties, Inc. .................................................... 72,345 2,274
4,217
Semiconductors & Semiconductor Equipment (8.2%):
Advanced Micro Devices, Inc.(a) ............................................ 17,555 2,000
Applied Materials, Inc. ................................................... 10,959 1,584
Broadcom, Inc. ........................................................ 5,962 5,171
Microchip Technology, Inc. ................................................ 47,040 4,214
NVIDIA Corp. ......................................................... 15,673 6,630
ON Semiconductor Corp.(a) ............................................... 32,849 3,107
22,706
Software (10.0%):
Box, Inc., Class A(a) .................................................... 92,489 2,717
Cadence Design Systems, Inc.(a) ............................................ 17,686 4,148
Fortinet, Inc.(a) ........................................................ 53,946 4,078
Microsoft Corp. ........................................................ 49,788 16,955
27,898
Technology Hardware, Storage & Peripherals (6.9%):
Apple, Inc. ........................................................... 98,975 19,198
Total Common Stocks (Cost $191,325)
a
a
a
270,666

Victory Portfolios
Victory Diversified Stock Fund
26
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Exchange-Traded Funds (1.6%)
SPDR S&P 500 ETF Trust ................................................ 10,444 $ 4,630
Total Exchange-Traded Funds (Cost $3,760)
a
a
a
4,630
Total Investments (Cost $195,085) — 99.0% 275,296
Other assets in excess of liabilities — 1.0% 2,649
NET ASSETS - 100.00% $ 277,945
(a) Non-income producing security.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Special Value Fund
27
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (96.9%)
Communication Services (5.5%):
Alphabet, Inc. , Class C (a) ................................................. 15,047 $ 1,820
T-Mobile U.S., Inc. (a) .................................................... 1,542 214
World Wrestling Entertainment, Inc. , Class A ................................... 2,098 228
2,262
Communications Equipment (1.4%):
Arista Networks, Inc. (a) .................................................. 2,136 346
Cisco Systems, Inc. ..................................................... 4,332 224
570
Consumer Discretionary (8.6%):
Amazon.com, Inc. (a) .................................................... 8,659 1,129
AutoZone, Inc. (a) ....................................................... 237 591
Booking Holdings, Inc. (a) ................................................. 149 402
Brunswick Corp. ....................................................... 4,092 355
Chipotle Mexican Grill, Inc. (a) ............................................. 111 237
McDonald's Corp. ...................................................... 1,376 411
O'Reilly Automotive, Inc. (a) ............................................... 238 227
Texas Roadhouse, Inc. ................................................... 2,000 225
3,577
Consumer Staples (6.4%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 4,991 315
Casey's General Stores, Inc. ............................................... 1,657 404
Darling Ingredients, Inc. (a) ................................................ 8,126 519
PepsiCo, Inc. .......................................................... 1,815 336
Philip Morris International, Inc. ............................................. 5,073 495
Walmart, Inc. .......................................................... 3,685 579
2,648
Electronic Equipment, Instruments & Components (2.1%):
Fabrinet (a) ............................................................ 2,456 319
Jabil, Inc. ............................................................ 4,950 534
853
Energy (4.4%):
Chevron Corp. ......................................................... 3,475 547
Diamondback Energy, Inc. ................................................ 2,371 311
EOG Resources, Inc. .................................................... 1,995 228
Halliburton Co. ........................................................ 7,747 256
Matador Resources Co. ................................................... 4,262 223
Schlumberger NV ...................................................... 4,993 245
1,810
Financials (15.0%):
Ameriprise Financial, Inc. ................................................. 1,617 537
Axos Financial, Inc. (a) ................................................... 13,763 543
Fiserv, Inc. (a) .......................................................... 4,264 538
Globe Life, Inc. ........................................................ 3,085 338
Interactive Brokers Group, Inc. ............................................. 2,889 240
JPMorgan Chase & Co. .................................................. 4,196 610
Kinsale Capital Group, Inc. ................................................ 1,711 640
LPL Financial Holdings, Inc. ............................................... 2,191 476
Morgan Stanley ........................................................ 3,775 322
NMI Holdings, Inc. , Class A (a) ............................................. 15,938 412
The Bancorp, Inc. (a) ..................................................... 16,856 550
The Hartford Financial Services Group, Inc. .................................... 3,131 226
Visa, Inc. , Class A ...................................................... 3,166 752
6,184
Health Care (13.7%):
Agilent Technologies, Inc. ................................................. 1,610 194
AmerisourceBergen Corp. ................................................. 3,088 594

Victory Portfolios
Victory Special Value Fund
28
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Elevance Health, Inc. .................................................... 842 $ 374
Eli Lilly & Co. ......................................................... 1,257 590
Lantheus Holdings, Inc. (a) ................................................ 4,535 381
McKesson Corp. ....................................................... 1,345 575
Merck & Co., Inc. ...................................................... 2,178 251
Novo Nordisk A/S , ADR .................................................. 2,255 365
Shockwave Medical, Inc. (a) ............................................... 697 199
Stryker Corp. .......................................................... 2,312 705
The Cigna Group ....................................................... 2,026 568
The Ensign Group, Inc. ................................................... 5,779 552
Thermo Fisher Scientific, Inc. .............................................. 585 305
5,653
Industrials (10.5%):
AGCO Corp. .......................................................... 2,829 372
Clean Harbors, Inc. (a) ................................................... 2,727 448
Comfort Systems USA, Inc. ............................................... 2,562 421
GXO Logistics, Inc. (a) ................................................... 8,798 553
Lockheed Martin Corp. ................................................... 405 187
Marten Transport Ltd. .................................................... 8,144 175
Raytheon Technologies Corp. .............................................. 1,772 174
The Timken Co. ........................................................ 5,150 471
UFP Industries, Inc. ..................................................... 4,357 423
United Rentals, Inc. ..................................................... 962 428
Verra Mobility Corp. (a) .................................................. 20,963 413
W.W. Grainger, Inc. ..................................................... 353 278
4,343
Materials (2.8%):
Graphic Packaging Holding Co. ............................................ 14,421 346
Livent Corp. (a) ........................................................ 16,465 452
Summit Materials, Inc. , Class A (a) .......................................... 9,169 347
1,145
Real Estate (1.5%):
Simon Property Group, Inc. ............................................... 2,443 282
VICI Properties, Inc. .................................................... 10,691 336
618
Semiconductors & Semiconductor Equipment (8.1%):
Advanced Micro Devices, Inc. (a) ............................................ 2,627 299
Applied Materials, Inc. ................................................... 1,622 235
Broadcom, Inc. ........................................................ 891 773
Microchip Technology, Inc. ................................................ 6,841 613
NVIDIA Corp. ......................................................... 2,326 984
ON Semiconductor Corp. (a) ............................................... 4,793 453
3,357
Software (10.0%):
Box, Inc. , Class A (a) .................................................... 13,827 406
Cadence Design Systems, Inc. (a) ............................................ 2,598 610
Fortinet, Inc. (a) ........................................................ 8,018 606
Microsoft Corp. ........................................................ 7,447 2,536
4,158
Technology Hardware, Storage & Peripherals (6.9%):
Apple, Inc. ........................................................... 14,804 2,872
Total Common Stocks (Cost $28,575)
a
a
a
40,050

Victory Portfolios
Victory Special Value Fund
29
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Exchange-Traded Funds (2.2%)
SPDR S&P 500 ETF Trust ................................................ 2,080 $ 922
Total Exchange-Traded Funds (Cost $831)
a
a
a
922
Total Investments (Cost $29,406) — 99.1% 40,972
Other assets in excess of liabilities — 0.9% 374
NET ASSETS - 100.00% $ 41,346
(a) Non-income producing security.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory THB US Small Opportunities Fund
30
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.0%)
Consumer Discretionary (14.7%):
BJ's Restaurants, Inc.(a) .................................................. 6,094 $ 194
Century Communities, Inc. ................................................ 3,530 270
Chuy's Holdings, Inc.(a) .................................................. 5,194 212
GoPro, Inc., Class A(a) ................................................... 19,980 83
Holley, Inc.(a) ......................................................... 61,960 253
Johnson Outdoors, Inc., Class A ............................................ 5,910 363
Latham Group, Inc.(a) ................................................... 64,015 238
Lazydays Holdings, Inc.(a) ................................................ 12,550 145
M/I Homes, Inc.(a) ...................................................... 3,305 288
MasterCraft Boat Holdings, Inc.(a) .......................................... 4,690 144
Overstock.com, Inc.(a) ................................................... 9,820 320
Universal Technical Institute, Inc.(a) ......................................... 37,595 260
2,770
Consumer Staples (1.9%):
SunOpta, Inc.(a) ........................................................ 12,030 80
The Beauty Health Co.(a) ................................................. 15,300 128
Vital Farms, Inc.(a) ..................................................... 11,890 143
351
Energy (9.8%):
Clean Energy Fuels Corp.(a) ............................................... 41,720 207
Dril-Quip, Inc.(a) ....................................................... 4,320 100
Expro Group Holdings NV(a) .............................................. 13,006 230
Geospace Technologies Corp.(a) ............................................ 6,780 53
Natural Gas Services Group, Inc.(a) .......................................... 10,358 103
Profire Energy, Inc. ..................................................... 52,020 64
RPC, Inc. ............................................................ 52,150 373
Select Water Solutions, Inc., Class A ......................................... 20,590 167
Solaris Oilfield Infrastructure, Inc., Class A .................................... 15,330 128
TETRA Technologies, Inc.(a) .............................................. 121,920 412
1,837
Financials (5.3%):
BayCom Corp. ......................................................... 8,502 142
Brightsphere Investment Group, Inc. ......................................... 10,990 230
First Busey Corp. ....................................................... 13,211 266
HarborOne Bancorp, Inc. ................................................. 10,750 93
Heritage Financial Corp. .................................................. 3,385 55
James River Group Holdings Ltd. ........................................... 5,370 98
The First Bancshares, Inc. ................................................. 4,467 115
999
Health Care (19.8%):
Addus HomeCare Corp.(a) ................................................ 2,361 219
Apollo Medical Holdings, Inc.(a) ........................................... 5,340 169
Artivion, Inc.(a) ........................................................ 7,705 132
Atrion Corp. .......................................................... 294 166
Avanos Medical, Inc.(a) .................................................. 6,260 160
BioLife Solutions, Inc.(a) ................................................. 12,394 274
Catalyst Pharmaceuticals, Inc.(a) ............................................ 10,170 137
CryoPort, Inc.(a) ....................................................... 6,380 110
Dynavax Technologies Corp.(a) ............................................. 9,830 127
Figs, Inc., Class A(a) .................................................... 30,140 249
LeMaitre Vascular, Inc. ................................................... 7,086 477
Mesa Laboratories, Inc. .................................................. 783 101
OptimizeRx Corp.(a) .................................................... 8,490 121
The Joint Corp.(a) ...................................................... 8,367 113
U.S. Physical Therapy, Inc. ................................................ 2,560 311
UFP Technologies, Inc.(a) ................................................. 2,950 572
Vericel Corp.(a) ........................................................ 7,280 273
3,711

Victory Portfolios
Victory THB US Small Opportunities Fund
31
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Industrials (23.0%):
Allied Motion Technologies, Inc. ............................................ 8,551 $ 342
ARC Document Solutions, Inc. ............................................. 61,810 200
Argan, Inc. ........................................................... 2,190 86
Bowman Consulting Group Ltd.(a) .......................................... 5,010 160
Concrete Pumping Holdings, Inc.(a) ......................................... 18,423 148
Energy Recovery, Inc.(a) ................................................. 6,020 168
Hillman Solutions Corp.(a) ................................................ 6,270 56
Insteel Industries, Inc. .................................................... 7,655 238
Karat Packaging, Inc. .................................................... 7,139 130
Limbach Holdings, Inc.(a) ................................................ 10,420 258
Liquidity Services, Inc.(a) ................................................. 4,220 70
MYR Group, Inc.(a) ..................................................... 1,571 217
Northwest Pipe Co.(a) ................................................... 5,930 179
Omega Flex, Inc. ....................................................... 1,400 145
Park Aerospace Corp. .................................................... 16,582 229
Preformed Line Products Co. .............................................. 2,310 361
Quest Resource Holding Corp.(a) ........................................... 18,700 122
Standex International Corp. ................................................ 1,590 225
The Greenbrier Cos., Inc. ................................................. 7,090 306
The Shyft Group, Inc. .................................................... 3,906 86
Transcat, Inc.(a) ........................................................ 5,300 452
Twin Disc, Inc.(a) ...................................................... 12,845 145
4,323
Information Technology (19.9%):
Cerence, Inc.(a) ........................................................ 5,380 157
CEVA, Inc.(a) ......................................................... 4,180 107
Climb Global Solutions, Inc. ............................................... 3,970 190
ePlus, Inc.(a) .......................................................... 7,992 450
FARO Technologies, Inc.(a) ............................................... 6,910 112
Grid Dynamics Holdings, Inc.(a) ............................................ 20,010 185
Ichor Holdings Ltd.(a) ................................................... 11,410 428
Immersion Corp. ....................................................... 47,490 336
Luna Innovations, Inc.(a) ................................................. 38,360 350
Napco Security Technologies, Inc. ........................................... 5,280 183
NVE Corp. ........................................................... 2,230 217
PAR Technology Corp.(a) ................................................. 6,456 213
Perficient, Inc.(a) ....................................................... 2,470 206
Richardson Electronics Ltd. ............................................... 7,870 130
Ultra Clean Holdings, Inc.(a) .............................................. 7,993 307
Vishay Precision Group, Inc.(a) ............................................. 4,630 172
3,743
Materials (3.8%):
Century Aluminum Co.(a) ................................................. 17,700 154
Hawkins, Inc. ......................................................... 2,740 131
Koppers Holdings, Inc. ................................................... 6,317 215
Ranpak Holdings Corp.(a) ................................................ 22,530 102
Schnitzer Steel Industries, Inc. ............................................. 3,910 117

Real Estate (0.3%):
Douglas Elliman, Inc. .................................................... 20,879 46

Victory Portfolios
Victory THB US Small Opportunities Fund
32
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Utilities (0.5%):
Artesian Resources Corp., Class A ........................................... 2,130 $ 101
Total Common Stocks (Cost $12,835)
a
a
a
18,600
Total Investments (Cost $12,835) — 99.0% 18,600
Other assets in excess of liabilities — 1.0% 186
NET ASSETS - 100.00% $ 18,786
(a) Non-income producing security.

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Strategic Allocation Fund
33
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Affiliated Exchange-Traded Funds (6.7%)
VictoryShares U.S. Multi-Factor Minimum Volatility ETF .......................... 41,510 $ 1,689
Total Affiliated Exchange-Traded Funds (Cost $1,053)
a
a
a
1,689
Affiliated Mutual Funds (92.8%)
Victory Global Energy Transition Fund, Class Y ................................. 47,607 1,552
Victory INCORE Investment Grade Convertible Fund, Class I ....................... 86,891 1,421
Victory INCORE Total Return Bond Fund, Class R6 .............................. 937,946 7,766
Victory Integrity Discovery Fund, Class Y ..................................... 20,092 810
Victory RS Global Fund, Class Y ............................................ 379,831 7,224
Victory RS Partners Fund, Class Y ........................................... 31,397 866
Victory Sophus Emerging Markets Fund, Class R6 ............................... 126,886 2,394
Victory Trivalent International Small-Cap Fund, Class I ........................... 107,860 1,520
Total Affiliated Mutual Funds (Cost $21,372)
a
a
a
23,553
Total Investments (Cost $22,425) — 99.5% 25,242
Other assets in excess of liabilities — 0.5% 132
NET ASSETS - 100.00% $ 25,374
ETF—Exchange-Traded Fund

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory INCORE Fund for Income
34
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Government National Mortgage Association (84.8%)
Multi-family (0.4%):
Pass-throughs (0.4%):
Government National Mortgage Association
7.92%, 7/15/23 .................................................... $ 7 $ 6
8.00%, 1/15/31 - 11/15/33 ............................................. 914 913
7.75%, 9/15/33 .................................................... 347 346
1,265
Collateralized Mortgage Obligations (3.0%):
Government National Mortgage Association
Series 1999-4, Class ZB, 6.00%, 2/20/29 .................................. 92 92
Series 2001-10, Class PE, 6.50%, 3/16/31 ................................. 78 78
Series 2005-74, Class HB, 7.50%, 9/16/35 ................................. 4 4
Series 2005-74, Class HC, 7.50%, 9/16/35 ................................. 30 30
Series 2011-166, Class NT, 7.73%, 11/20/31(a) .............................. 476 485
Series 2012-106, Class JM, 7.34%, 10/20/34(a) ............................. 351 364
Series 2012-30, Class WB, 6.99%, 11/20/39(a) .............................. 1,093 1,120
Series 2013-190, Class KT, 8.24%, 9/20/30(a) .............................. 109 113
Series 2013-51, Class BL, 6.04%, 4/20/34(a) ............................... 1,040 1,058
Series 2013-64, Class KY, 6.66%, 12/20/38(a) .............................. 510 520
Series 2013-70, Class KP, 6.99%, 2/20/39(a) ............................... 525 542
Series 2014-69, Class W, 7.20%, 11/20/34(a) ............................... 65 68
Series 2014-74, Class PT, 7.88%, 5/16/44(a) ............................... 69 71
Series 2015-77, Class PT, 7.15%, 6/20/39(a) ............................... 175 180
Series 2019-22, Class PT, 7.94%, 2/20/49(a) ............................... 3,031 3,134
Series 2021-1, Class WT, 7.83%, 1/20/51(a) ................................ 3,257 3,382
11,241
Single Family (81.4%):
Pass-throughs (81.4%):
Government National Mortgage Association
5.50%, 7/15/23 - 11/15/45 ............................................. 20,287 20,904
6.50%, 9/15/23 - 2/20/41 ............................................. 84,820 87,168
8.00%, 9/15/23 - 4/15/38 ............................................. 19,694 20,523
6.00%, 9/20/23 - 2/20/49 ............................................. 56,634 58,783
7.00%, 12/15/23 - 5/20/39 ............................................. 57,599 59,822
7.50%, 12/15/23 - 12/20/38 ............................................ 31,779 32,770
9.00%, 4/15/25 - 9/15/30 ............................................. 563 580
10.00%, 4/15/25 .................................................... —(b) –(b)
7.13%, 7/15/25 .................................................... 10 10
8.50%, 7/15/25 - 7/15/32 ............................................. 2,057 2,129
6.13%, 6/20/28 - 11/20/28 ............................................. 149 144
6.28%, 10/20/28 - 9/20/29 ............................................. 358 357
6.10%, 5/20/29 - 7/20/31 ............................................. 321 320
7.30%, 4/20/30 - 2/20/31 ............................................. 126 125
6.49%, 5/20/31 - 3/20/32 ............................................. 570 572
4.50%, 12/15/33 - 5/15/41 ............................................. 7,360 7,316
5.00%, 1/20/34 - 2/20/42 ............................................. 16,434 16,371
4.00%, 8/15/41 .................................................... 476 464
308,358
Total Government National Mortgage Association (Cost $352,427)
a
a
a
320,864
U.S. Treasury Obligations (14.9%)
U.S. Treasury Bills, 0.17%, 11/2/23(c) ........................................ 13,454 13,217
U.S. Treasury Bonds, 7.50%, 11/15/24 ........................................ 41,997 43,250
Total U.S. Treasury Obligations (Cost $58,961)
a
a
a
56,467

Victory Portfolios
Victory INCORE Fund for Income
35
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Investment Companies (0.0%)(d)
BlackRock Liquidity Funds Fedfund Portfolio, 2.89%(c) ........................... 100,041 $ 100
Total Investment Companies (Cost $100)
a
a
a
100
Total Investments (Cost $411,488) — 99.7% 377,431
Other assets in excess of liabilities — 0.3% 1,211
NET ASSETS - 100.00% $ 378,642
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2023.
(b) Rounds to less than $1 thousand.
(c) Rate represents the effective yield at June 30, 2023.
(d) Amount represents less than 0.05% of net assets.

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory INCORE Investment Grade Convertible Fund
36
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Principal Amount Value
Convertible Corporate Bonds (72.2%)
Consumer Discretionary (13.1%):
Booking Holdings, Inc., 0.75%, 5/1/25(a) ...................................... $ 10,885 $ 16,335
Expedia Group, Inc., 2/15/26(b) ............................................ 16,195 14,194
Ford Motor Co., 3/15/26(b) ................................................ 9,785 10,703
41,232
Energy (11.6%):
EQT Corp., 1.75%, 5/1/26 ................................................. 5,880 16,571
Pioneer Natural Resources Co., 0.25%, 5/15/25 ................................. 9,181 20,183
36,754
Financials (15.9%):
Ares Capital Corp., 4.63%, 3/1/24 ........................................... 12,903 12,965
Barclays Bank PLC
2/4/25(b) ........................................................ 7,105 12,241
2/18/25(b) ....................................................... 4,330 4,426
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27(a) .............................. 4,605 3,945
Hannon Armstrong Sustainable Infrastructure Capital, Inc., 8/15/23(b) ................. 1,435 1,422
MGIC Investment Corp., Convertible Subordinated Notes, 9.00%, 4/1/63 ............... 4,717 6,523
New Mountain Finance Corp., 7.50%, 10/15/25, Callable 7/15/25 @ 100(c) ............. 4,790 4,810
PPL Capital Funding, Inc., 2.88%, 3/15/28(c) ................................... 4,000 3,822
50,154
Health Care (2.6%):
Bristol-Myers Squibb Co., 5.05% (LIBOR03M-50bps), 9/15/23, Callable 8/7/23 @ 100(d) .. 2,651 4,521
Dexcom, Inc., 0.38%, 5/15/28(c) ............................................ 1,500 1,532
Illumina, Inc., 8/15/23(b) ................................................. 2,073 2,057
8,110
Industrials (10.6%):
Block, Inc., 0.13%, 3/1/25 ................................................. 2,050 1,932
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100(a) .................. 6,707 6,530
Parsons Corp., 0.25%, 8/15/25 ............................................. 6,300 7,224
Southwest Airlines Co., 1.25%, 5/1/25(a) ...................................... 15,255 17,607
33,293
Information Technology (9.4%):
Akamai Technologies, Inc., 0.13%, 5/1/25 ..................................... 5,399 5,769
Vishay Intertechnology, Inc., 2.25%, 6/15/25 ................................... 8,030 8,816
Western Digital Corp., 1.50%, 2/1/24 ......................................... 15,511 15,036
29,621
Real Estate (4.5%):
Kite Realty Group LP, 0.75%, 4/1/27(c) ....................................... 9,280 8,843
Ventas Realty LP, 3.75%, 6/1/26(c) .......................................... 2,875 2,927
Welltower OP LLC, 2.75%, 5/15/28(c) ........................................ 2,420 2,446
14,216
Utilities (4.5%):
Alliant Energy Corp., 3.88%, 3/15/26(c) ...................................... 2,850 2,838
American Water Capital Corp., 3.63%, 6/15/26(c) ................................ 1,900 1,914
CMS Energy Corp., 3.38%, 5/1/28(c) ......................................... 1,520 1,498
Duke Energy Corp., 4.13%, 4/15/26(c) ........................................ 2,905 2,840
The Southern Co., 3.88%, 12/15/25(c) ........................................ 5,205 5,198
14,288
Total Convertible Corporate Bonds (Cost $216,513)
a
a
a
227,668
Shares
Convertible Preferred Stocks (25.3%)
Financials (16.0%):
Bank of America Corp., Series L, 7.25%(e) .................................... 14,050 16,464
KKR & Co., Inc., Series C, 6.00%, 9/15/23 .................................... 228,825 15,125
New York Community Capital Trust, 6.00%, 11/1/51 .............................. 53,619 2,169

Victory Portfolios
Victory INCORE Investment Grade Convertible Fund
37
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Wells Fargo & Co., Series L, 7.50%(e) ........................................ 14,394 $ 16,582
50,340
Utilities (9.3%):
American Electric Power Co., Inc., 6.13%, 8/15/23 ............................... 22,876 1,136
NextEra Energy, Inc., 6.22%, 9/1/23 ......................................... 101,075 4,956
NextEra Energy, Inc., 6.93%, 9/1/25(a) ....................................... 214,745 9,726
NiSource, Inc., 7.75%, 3/1/24 .............................................. 134,220 13,657
29,475
Total Convertible Preferred Stocks (Cost $86,256)
a
a
a
79,815
Collateral for Securities Loaned (7.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(f) ........ 5,876,342 5,877
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(f) ............ 5,876,342 5,876
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(f) ................ 5,876,342 5,876
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(f) . 5,876,342 5,876
Total Collateral for Securities Loaned (Cost $23,505)
a
a
a
23,505
Total Investments (Cost $326,274) — 104.9% 330,988
Liabilities in excess of other assets — (4.9)% (15,456)
NET ASSETS - 100.00% $ 315,532
^ Purchased with cash collateral from securities on loan.
(a) All or a portion of this security is on loan.
(b) Zero-coupon bond.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was $38,668
(thousands) and amounted to 12.3% of net assets.
(d) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2023.
(e) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f) Rate disclosed is the daily yield on June 30, 2023.
bps—Basis points
LIBOR
—
London Interbank Offered Rate
LIBOR03M
—
3 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company

Statements of Assets and Liabilities
June 30, 2023
38
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Diversified
Stock Fund
Victory Special
Value Fund
Victory THB
US Small
Opportunities Fund
Assets:
Investments, at value (Cost $195,085, $29,406 and $12,835) $ 275,296 $ 40,972 $ 18,600
Cash 2,729 457 373
Receivables:
Interest and dividends 150 23 5
Capital shares issued 46 8 —
Investments sold — — 118
From Adviser 8 10 31
Prepaid expenses 36 27 19
Total Assets 278,265 41,497 19,146
Liabilities:
Payables:
Capital shares redeemed 81 93 281
Accrued expenses and other payables:
Investment advisory fees 144 25 54
Administration fees 12 2 2
Custodian fees 3 1 1
Transfer agent fees 31 11 7
Compliance fees — (a) — (a) — (a)
Trustees' fees — (a) — (a) — (a)
12b-1 fees 29 5 — (a)
Other accrued expenses 20 14 15
Total Liabilities 320 151 360
Commitments and contingencies (Note 5 )
Net Assets:
Capital 183,355 27,926 10,359
Total accumulated earnings/(loss) 94,590 13,420 8,427
Net Assets $ 277,945 $ 41,346 $ 18,786
Net Assets
Class A $ 210,774 $ 22,780 $ 1,271
Class C 919 913 —
Class I 23,984 2,927 17,515
Class R 35,836 13,732 —
Class R6 1,927 — —
Class Y 4,505 994 —
Total $ 277,945 $ 41,346 $ 18,786
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 10,632 796 73
Class C 53 40 —
Class I 1,211 100 945
Class R 1,872 519 —
Class R6 97 — —
Class Y 227 34 —
Total 14,092 1,489 1,018
Net asset value, offering (except Class A) and redemption price per share: (b)
Class A $ 19 .82 $ 28 .63 $ 17 .42
Class C(c) 17 .39 22 .82 —
Class I 19 .81 29 .27 18 .53
Class R 19 .15 26 .44 —
Class R6 19 .84 — —
Class Y 19 .86 29 .03 —
Maximum Sales Charge — Class A 5 .75% 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 21 .03 $ 30 .38 $ 18 .48
(a) Rounds to less than $1 thousand.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
June 30, 2023
39
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Strategic
Allocation Fund
Victory INCORE
Fund for Income
Victory INCORE
Investment Grade
Convertible Fund
Assets:
Affiliated investments, at value (Cost $22,425, $— and $—) $ 25,242 $ — $ —
Unaffiliated investments, at value (Cost $—, $411,488 and $326,274) — 377,431 330,988 (a)
Cash 95 — 7,349
Receivables:
Interest and dividends — 2,105 1,071
Capital shares issued 2 113 278
From Adviser 37 39 5
Prepaid expenses 23 48 28
Total Assets 25,399 379,736 339,719
Liabilities:
Payables:
Collateral received on loaned securities — — 23,505
Capital shares redeemed — (b) 781 386
Accrued expenses and other payables:
Investment advisory fees 2 159 194
Administration fees 1 19 14
Custodian fees 1 5 4
Transfer agent fees 6 71 52
Compliance fees — (b) — (b) — (b)
Trustees' fees — (b) — (b) — (b)
12b-1 fees 3 12 2
Other accrued expenses 12 47 30
Total Liabilities 25 1,094 24,187
Commitments and contingencies (Note 5 )
Net Assets:
Capital 22,579 825,913 330,016
Total accumulated earnings/(loss) 2,795 (447,271) (14,484)
Net Assets $ 25,374 $ 378,642 $ 315,532
Net Assets
Class A $ 13,335 $ 85,445 $ 17,827
Class C 2,823 3,967 —
Class I 8,069 205,132 295,985
Class R 1,147 13,784 —
Class R6 — 23,861 —
Class Y — 45,084 —
Member Class — 1,369 1,720
Total $ 25,374 $ 378,642 $ 315,532
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 752 12,372 1,091
Class C 162 581 —
Class I 452 29,705 18,098
Class R 65 1,993 —
Class R6 — 3,461 —
Class Y — 6,530 —
Member Class — 197 101
Total 1,431 54,839 19,290
Net asset value, offering (except Class A) and redemption price per share: (c)
Class A $ 17 .74 $ 6 .91 $ 16 .35
Class C(d) 17 .39 6 .83 —
Class I 17 .85 6 .91 16 .35
Class R 17 .70 6 .92 —
Class R6 — 6 .89 —
Class Y — 6 .90 —
Member Class — 6 .93 17 .03
Maximum Sales Charge — Class A 2 .25% 2 .25% 2 .25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 18 .15 $ 7 .07 $ 16 .73
(a) Includes $23,178 thousand of securities on loan.
(b) Rounds to less than $1 thousand.
(c) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(d) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended June 30, 2023
40
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Diversified
Stock Fund
Victory Special
Value Fund
Victory THB
US Small
Opportunities
Fund
Investment Income:
Dividends $ 3,350 $ 504 $ 837
Interest 62 11 13
Securities lending (net of fees) 4 —(a) 3
Total Income 3,416 515 853
Expenses:
Investment advisory fees 1,718 298 855
Administration fees 145 22 41
Sub-Administration fees 17 17 17
12b-1 fees — Class A 496 56 3
12b-1 fees — Class C 13 9 —
12b-1 fees — Class R 179 63 —
Custodian fees 12 3 5
Transfer agent fees — —(a) —
Transfer agent fees — Class A 139 24 2
Transfer agent fees — Class C 2 —(a) —
Transfer agent fees — Class I 12 2 66
Transfer agent fees — Class R 27 19 —
Transfer agent fees — Class R6 —(a) — —
Transfer agent fees — Class Y 5 1 —
Trustees' fees 16 4 6
Compliance fees 2 —(a) 1
Legal and audit fees 20 10 12
State registration and filing fees 90 71 32
Line of credit fees — — —(a)
Other expenses 34 18 18
Total Expenses 2,927 617 1,058
Expenses waived/reimbursed by Adviser (40) (70) (125)
Net Expenses 2,887 547 933
Net Investment Income (Loss) 529 (32) (80)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 16,285 2,213 8,864
Net change in unrealized appreciation/depreciation on investment securities 35,812 5,517 289
Net realized/unrealized gains (losses) on investments 52,097 7,730 9,153
Change in net assets resulting from operations $ 52,626 $ 7,698 $ 9,073
(a) Rounds to less than $1 thousand.

Statements of Operations
For the Year Ended June 30, 2023
41
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Strategic
Allocation Fund
Victory INCORE
Fund for Income
Victory INCORE
Investment Grade
Convertible Fund
Investment Income:
Dividends from affiliated investments
$ 552 $ — $ —
Dividends from unaffiliated investments — 13 7,600
Interest from unaffiliated investments 3 9,773 3,419
Securities lending (net of fees) — — 861
Total Income 555 9,786 11,880
Expenses:
Investment advisory fees 24 2,213 3,012
Administration fees 13 246 223
Sub-Administration fees 13 20 16
12b-1 fees — Class A 33 233 48
12b-1 fees — Class C 23 58 —
12b-1 fees — Class R 5 40 —
Custodian fees 3 24 19
Transfer agent fees — Class A 17 92 9
Transfer agent fees — Class C 3 7 —
Transfer agent fees — Class I 7 233 279
Transfer agent fees — Class R 1 12 —
Transfer agent fees — Class R6 — 2 —
Transfer agent fees — Class Y — 54 —
Transfer agent fees — Member Class — 2 3
Trustees' fees 3 26 25
Compliance fees —(a) 4 4
Legal and audit fees 9 20 27
State registration and filing fees 61 109 68
Interfund lending — 2 3
Other expenses 16 107 51
Recoupment of prior expenses waived/reimbursed by Adviser — 9 —
Total Expenses 231 3,513 3,787
Expenses waived/reimbursed by Adviser (133) (255) (10)
Net Expenses 98 3,258 3,777
Net Investment Income (Loss) 457 6,528 8,103
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities (51) — —
Net realized gains (losses) from
unaffiliated
investment securities 2 (1,657) (16,236)
Capital gain distributions received from affiliated funds 112 — —
Net change in unrealized appreciation/depreciation on affiliated investment securities 1,629 — —
Net change in unrealized appreciation/depreciation on
unaffiliated
investment securities — (7,480) 20,280
Net realized/unrealized gains (losses) on investments 1,692 (9,137) 4,044
Change in net assets resulting from operations $ 2,149 $ (2,609) $ 12,147
(a) Rounds to less than $1 thousand.

42
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Diversified Stock Fund Victory Special Value Fund
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 529 $ 640 $ (66) $ (32) $ 10 $ (125)
Net realized gains (losses) 16,285 24,238 48,095 2,213 4,295 9,190
Net change in unrealized appreciation/
depreciation 35,812 (78,869) 64,146 5,517 (12,389) 8,963
Change in net assets resulting from operations 52,626 (53,991) 112,175 7,698 (8,084) 18,028
Distributions to Shareholders:
Class A (17,813) (33,326) (4,846) (2,183) (4,420) (913)
Class C (133) (349) (83) (101) (178) (36)
Class I (2,131) (4,120) (570) (284) (565) (121)
Class R (3,298) (6,603) (1,037) (1,291) (2,680) (543)
Class R6 (155) (553) (85) — — —
Class Y (394) (684) (99) (100) (126) (23)
Change in net assets resulting from distributions to
shareholders (23,924) (45,635) (6,720) (3,959) (7,969) (1,636)
Change in net assets resulting from capital
transactions (6,952) 21,482 (25,722) (1,221) 3,676 (8,094)
Change in net assets 21,750 (78,144) 79,733 2,518 (12,377) 8,298
Net Assets:
Beginning of period 256,195 334,339 254,606 38,828 51,205 42,907
End of period $ 277,945 $ 256,195 $ 334,339 $ 41,346 $ 38,828 $ 51,205
(a) The Fund’s fiscal year-end changed from October 31 to June 30.

43
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Diversified Stock Fund Victory Special Value Fund
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Capital Transactions:
Class A
Proceeds from shares issued $ 5,789 $ 6,377 $ 7,876 $ 958 $ 2,647 $ 1,518
Distributions reinvested 16,626 30,676 4,436 1,995 4,022 831
Cost of shares redeemed (24,880) (18,160) (27,454) (4,522) (4,347) (7,055)
Total Class A $ (2,465) $ 18,893 $ (15,142) $ (1,569) $ 2,322 $ (4,706)
Class C
Proceeds from shares issued $ 32 $ 98 $ 80 $ 29 $ 2 $ 36
Distributions reinvested 133 349 82 101 178 36
Cost of shares redeemed (896) (560) (1,782) (75) (9) (249)
Total Class C $ (731) $ (113) $ (1,620) $ 55 $ 171 $ (177)
Class I
Proceeds from shares issued $ 3,550 $ 4,219 $ 1,886 $ 182 $ 2 $ 406
Distributions reinvested 2,049 3,953 537 255 503 101
Cost of shares redeemed (5,941) (5,236) (4,406) (557) (470) (1,187)
Total Class I $ (342) $ 2,936 $ (1,983) $ (120) $ 35 $ (680)
Class R
Proceeds from shares issued $ 737 $ 649 $ 721 $ 1,574 $ 1,497 $ 1,962
Distributions reinvested 3,224 6,442 1,016 1,291 2,661 530
Cost of shares redeemed (8,211) (5,365) (8,082) (2,713) (3,118) (5,022)
Total Class R $ (4,250) $ 1,726 $ (6,345) $ 152 $ 1,040 $ (2,530)
Class R6
Proceeds from shares issued $ 1,176 $ 162 $ 183 $ — $ — $ —
Distributions reinvested 155 553 85 — — —
Cost of shares redeemed (436) (3,272) (618) — — —
Total Class R6 $ 895 $ (2,557) $ (350) $ — $ — $ —
Class Y
Proceeds from shares issued $ 265 $ 305 $ 284 $ 379 $ 43 $ 82
Distributions reinvested 341 574 83 87 99 18
Cost of shares redeemed (665) (282) (649) (205) (34) (101)
Total Class Y $ (59) $ 597 $ (282) $ 261 $ 108 $ (1)
Change in net assets resulting from capital
transactions $ (6,952) $ 21,482 $ (25,722) $ (1,221) $ 3,676 $ (8,094)

44
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Diversified Stock Fund Victory Special Value Fund
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Share Transactions:
Class A
Issued 320 289 378 36 85 48
Reinvested 952 1,387 231 79 125 29
Redeemed (1,357) (844) (1,303) (171) (140) (222)
Total Class A (85) 832 (694) (56) 70 (145)
Class C
Issued 2 5 3 2 — (b) 2
Reinvested 9 18 5 5 6 1
Redeemed (55) (30) (94) (4) — (b) (10)
Total Class C (44) (7) (86) 3 6 (7)
Class I
Issued 189 180 86 7 — (b) 13
Reinvested 117 179 28 10 15 3
Redeemed (324) (249) (208) (21) (13) (37)
Total Class I (18) 110 (94) (4) 2 (21)
Class R
Issued 41 30 35 64 52 65
Reinvested 191 300 54 55 88 20
Redeemed (459) (251) (387) (110) (105) (167)
Total Class R (227) 79 (298) 9 35 (82)
Class R6
Issued 64 8 8 — — —
Reinvested 9 25 4 — — —
Redeemed (24) (147) (29) — — —
Total Class R6 49 (114) (17) — — —
Class Y
Issued 15 14 14 14 1 2
Reinvested 19 26 4 3 3 1
Redeemed (36) (13) (31) (8) (1) (3)
Total Class Y (2) 27 (13) 9 3 — (b)
Change in Shares (327) 927 (1,202) (39) 116 (255)
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Rounds to less than 1 thousand.

45
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory THB US Small Opportunities Fund Victory Strategic Allocation Fund
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (80) $ (74) $ (624) $ 457 $ 619 $ 823
Net realized gains (losses) 8,864 (669) 12,921 63 775 128
Net change in unrealized appreciation/
depreciation 289 (20,891) 17,176 1,629 (4,992) 5,000
Change in net assets resulting from operations 9,073 (21,634) 29,473 2,149 (3,598) 5,951
Distributions to Shareholders:
Class A (80) (183) — (607) (350) (464)
Class C — — — (92) (40) (54)
Class I (3,220) (7,893) — (370) (218) (264)
Class R — — — (46) (25) (34)
From return of capital:
Class A — (8) — — — —
Class I — (361) — — — —
Change in net assets resulting from distributions to
shareholders (3,300) (8,445) — (1,115) (633) (816)
Change in net assets resulting from capital
transactions (58,263) 11,971 9,212 (294) (567) (341)
Change in net assets (52,490) (18,108) 38,685 740 (4,798) 4,794
Net Assets:
Beginning of period 71,276 89,384 50,699 24,634 29,432 24,638
End of period $ 18,786 $ 71,276 $ 89,384 $ 25,374 $ 24,634 $ 29,432
(a) The Fund’s fiscal year-end changed from October 31 to June 30.

46
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory THB US Small Opportunities Fund Victory Strategic Allocation Fund
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Capital Transactions:
Class A
Proceeds from shares issued $ 58 $ 173 $ 5,749 $ 1,647 $ 969 $ 1,793
Distributions reinvested 80 190 — 588 338 448
Cost of shares redeemed (129) (1,035) (3,959) (3,037) (1,761) (3,213)
Redemption fees — — 1 — — —
Total Class A $ 9 $ (672) $ 1,791 $ (802) $ (454) $ (972)
Class C
Proceeds from shares issued $ — $ — $ — $ 1,176 $ 296 $ 650
Distributions reinvested — — — 92 40 53
Cost of shares redeemed — — — (524) (522) (623)
Total Class C $ — $ — $ — $ 744 $ (186) $ 80
Class I
Proceeds from shares issued $ 9,233 $ 15,585 $ 15,429 $ 1,170 $ 942 $ 1,842
Distributions reinvested 2,711 7,418 — 366 215 261
Cost of shares redeemed (70,216) (10,360) (8,010) (1,812) (1,062) (1,305)
Redemption fees — — 2 (b) — — —
Total Class I $ (58,272) $ 12,643 $ 7,421 $ (276) $ 95 $ 798
Class R
Proceeds from shares issued $ — $ — $ — $ 80 $ 11 $ 93
Distributions reinvested — — — 42 25 34
Cost of shares redeemed — — — (82) (58) (374)
Total Class R $ — $ — $ — $ 40 $ (22) $ (247)
Change in net assets resulting from capital
transactions $ (58,263) $ 11,971 $ 9,212 $ (294) $ (567) $ (341)
Share Transactions:
Class A
Issued 3 7 227 97 51 95
Reinvested 5 9 — 35 17 23
Redeemed (7) (44) (159) (176) (93) (168)
Total Class A 1 (28) 68 (44) (25) (50)
Class C
Issued — — — 69 16 35
Reinvested — — — 6 2 3
Redeemed — — — (31) (28) (34)
Total Class C — — — 44 (10) 4
Class I
Issued 515 781 639 67 49 96
Reinvested 147 342 — 22 11 13
Redeemed (3,778) (482) (319) (105) (55) (69)
Total Class I (3,116) 641 320 (16) 5 40
Class R
Issued — — — 5 1 5
Reinvested — — — 3 1 2
Redeemed — — — (5) (4) (20)
Total Class R — — — 3 (2) (13)
Change in Shares (3,115) 613 388 (13) (32) (19)
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Redemption Fees-see Note 2 in the Notes to Financial Statements.

47
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory INCORE Fund for Income
Victory INCORE Investment Grade Convertible
Fund
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 6,528 $ 2,849 $ 3,362 $ 8,103 $ 5,416 $ 5,579
Net realized gains (losses) (1,657) (1,232) (1,300) (16,236) 5,530 35,138
Net change in unrealized appreciation/
depreciation (7,480) (29,251) (8,573) 20,280 (61,562) 21,029
Change in net assets resulting from operations (2,609) (27,634) (6,511) 12,147 (50,616) 61,746
Distributions to Shareholders:
Class A (4,914) (3,754) (6,501) (591) (1,950) (820)
Class C (261) (234) (542) — — —
Class I (14,009) (11,344) (23,178) (12,243) (37,138) (14,821)
Class R (854) (661) (1,747) — — —
Class R6 (1,376) (988) (1,851) — — —
Class Y (2,988) (3,403) (7,361) — — —
Member Class (73) (35) (33) (b) (48) (57) (3) (b)
Change in net assets resulting from distributions to
shareholders (24,475) (20,419) (41,213) (12,882) (39,145) (15,644)
Change in net assets resulting from capital
transactions (113,388) (131,802) (295,207) (129,726) 110,476 85,682
Change in net assets (140,472) (179,855) (342,931) (130,461) 20,715 131,784
Net Assets:
Beginning of period 519,114 698,969 1,041,900 445,993 425,278 293,494
End of period $ 378,642 $ 519,114 $ 698,969 $ 315,532 $ 445,993 $ 425,278
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Member Class activity is for the period November 3, 2020 (commencement of operations) to October 31, 2021.

48
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory INCORE Fund for Income
Victory INCORE Investment Grade Convertible
Fund
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Capital Transactions:
Class A
Proceeds from shares issued $ 15,636 $ 11,500 $ 43,381 $ 5,896 $ 3,129 $ 8,473
Distributions reinvested 4,404 3,347 5,738 502 1,697 711
Cost of shares redeemed (28,578) (35,105) (63,627) (7,506) (3,353) (6,798)
Total Class A $ (8,538) $ (20,258) $ (14,508) $ (1,108) $ 1,473 $ 2,386
Class C
Proceeds from shares issued $ 387 $ 330 $ 1,685 $ — $ — $ —
Distributions reinvested 245 222 505 — — —
Cost of shares redeemed (3,300) (2,959) (12,166) — — —
Total Class C $ (2,668) $ (2,407) $ (9,976) $ — $ — $ —
Class I
Proceeds from shares issued $ 76,658 $ 51,698 $ 163,315 $ 130,384 $ 223,089 $ 174,838
Distributions reinvested 11,753 9,623 20,000 11,635 35,733 14,661
Cost of shares redeemed (152,196) (136,152) (362,435) (271,294) (150,529) (106,697)
Total Class I $ (63,785) $ (74,831) $ (179,120) $ (129,275) $ 108,293 $ 82,802
Class R
Proceeds from shares issued $ 990 $ 883 $ 4,576 $ — $ — $ —
Distributions reinvested 832 644 1,705 — — —
Cost of shares redeemed (5,056) (5,556) (24,238) — — —
Total Class R $ (3,234) $ (4,029) $ (17,957) $ — $ — $ —
Class R6
Proceeds from shares issued $ 6,353 $ 6,503 $ 11,111 $ — $ — $ —
Distributions reinvested 1,362 976 1,831 — — —
Cost of shares redeemed (9,574) (7,714) (30,159) — — —
Total Class R6 $ (1,859) $ (235) $ (17,217) $ — $ — $ —
Class Y
Proceeds from shares issued $ 15,908 $ 21,390 $ 94,608 $ — $ — $ —
Distributions reinvested 2,982 3,399 7,353 — — —
Cost of shares redeemed (52,401) (55,272) (159,309) — — —
Total Class Y $ (33,511) $ (30,483) $ (57,348) $ — $ — $ —
Member Class
Proceeds from shares issued $ 616 $ 820 $ 1,372 (b) $ 883 $ 910 $ 657 (b)
Distributions reinvested 73 35 33 (b) 48 57 3 (b)
Cost of shares redeemed (482) (414) (486) (b) (274) (257) (166) (b)
Total Member Class $ 207 $ 441 $ 919 $ 657 $ 710 $ 494
Change in net assets resulting from capital
transactions $ (113,388) $ (131,802) $ (295,207) $ (129,726) $ 110,476 $ 85,682

49
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory INCORE Fund for Income
Victory INCORE Investment Grade Convertible
Fund
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Share Transactions:
Class A
Issued 2,216 1,506 5,258 360 175 441
Reinvested 626 441 703 31 92 39
Redeemed (4,050) (4,621) (7,717) (465) (186) (353)
Total Class A (1,208) (2,674) (1,756) (74) 81 127
Class C
Issued 55 43 206 — — —
Reinvested 35 30 62 — — —
Redeemed (474) (392) (1,486) — — —
Total Class C (384) (319) (1,218) — — —
Class I
Issued 10,800 6,775 19,802 7,935 12,314 8,995
Reinvested 1,669 1,268 2,447 723 1,946 797
Redeemed (21,621) (17,829) (43,989) (16,708) (8,292) (5,604)
Total Class I (9,152) (9,786) (21,740) (8,050) 5,968 4,188
Class R
Issued 139 115 552 — — —
Reinvested 118 85 208 — — —
Redeemed (718) (723) (2,981) — — —
Total Class R (461) (523) (2,221) — — —
Class R6
Issued 902 852 1,349 — — —
Reinvested 194 129 224 — — —
Redeemed (1,356) (1,014) (3,665) — — —
Total Class R6 (260) (33) (2,092) — — —
Class Y
Issued 2,253 2,806 11,518 — — —
Reinvested 423 448 900 — — —
Redeemed (7,383) (7,238) (19,398) — — —
Total Class Y (4,707) (3,984) (6,980) — — —
Member Class
Issued 86 107 166 (b) 52 47 33 (b)
Reinvested 10 5 4 (b) 3 3 — (b) (c)
Redeemed (68) (53) (60) (b) (16) (13) (8) (b)
Total Member Class 28 59 110 39 37 25
Change in Shares (16,144) (17,260) (35,897) (8,085) 6,086 4,340
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Member Class activity is for the period November 3, 2020 (commencement of operations) to October 31, 2021.
(c) Rounds to less than 1 thousand.

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
50
See notes to financial statements.
Victory Diversified Stock Fund
Class A
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $17.86 $24.89 $17.41 $17.65 $17.90 $22.03
Investment Activities:
Net investment income (loss)(b) 0.04 0.05 —(c) 0.05 0.09 0.06
Net realized and unrealized gains (losses) 3.65 (3.68) 7.95 0.90 1.65 0.17
Total from Investment Activities 3.69 (3.63) 7.95 0.95 1.74 0.23
Distributions to Shareholders from:
Net investment income (0.04) (0.04) (0.01) (0.04) (0.08) (0.06)
Net realized gains (1.69) (3.36) (0.46) (1.15) (1.91) (4.30)
Total Distributions (1.73) (3.40) (0.47) (1.19) (1.99) (4.36)
Net Asset Value, End of Period $19.82 $17.86 $24.89 $17.41 $17.65 $17.90
Total Return (excludes sales charge)(d)(e) 21.98% (17.22)% 46.50% 5.47% 12.27% (0.20)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.07% 1.08% 1.07% 1.09% 1.08% 1.05%
Net Investment Income (Loss)(f) 0.22% 0.33% 0.00%(h) 0.29% 0.55% 0.32%
Gross Expenses(f)(g) 1.07% 1.08% 1.07% 1.09% 1.08% 1.05%
Supplemental Data:
Net Assets at end of period (000's) $210,774 $191,392 $246,063 $184,217 $204,945 $264,297
Portfolio Turnover(d)(i) 88% 49% 61% 95% 132% 112%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Amount is less than 0.005%.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

51
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class C
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $15.97 $22.70 $16.05 $16.46 $16.90 $21.12
Investment Activities:
Net investment income (loss)(b) (0.12) (0.08) (0.18) (0.10) (0.05) (0.10)
Net realized and unrealized gains (losses) 3.23 (3.29) 7.29 0.84 1.52 0.18
Total from Investment Activities 3.11 (3.37) 7.11 0.74 1.47 0.08
Distributions to Shareholders from:
Net investment income —(c) — — — — —
Net realized gains (1.69) (3.36) (0.46) (1.15) (1.91) (4.30)
Total Distributions (1.69) (3.36) (0.46) (1.15) (1.91) (4.30)
Net Asset Value, End of Period $17.39 $15.97 $22.70 $16.05 $16.46 $16.90
Total Return (excludes contingent deferred sales
charge)(d)(e) 20.86% (17.72)% 45.01% 4.53% 11.19% (1.02)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 2.02% 2.02% 2.02% 2.05% 2.02% 1.89%
Net Investment Income (Loss)(f) (0.73)% (0.62)% (0.93)% (0.64)% (0.35)% (0.53)%
Gross Expenses(f)(g) 2.85% 2.46% 2.32% 2.14% 2.02% 1.89%
Supplemental Data:
Net Assets at end of period (000's) $919 $1,545 $2,371 $3,046 $5,909 $11,586
Portfolio Turnover(d)(h) 88% 49% 61% 95% 132% 112%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
52
See notes to financial statements.
Victory Diversified Stock Fund
Class I
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $17.85 $24.88 $17.37 $17.61 $17.87 $22.00
Investment Activities:
Net investment income (loss)(b) 0.09 0.08 0.05 0.09 0.13 0.11
Net realized and unrealized gains (losses) 3.64 (3.67) 7.94 0.90 1.65 0.16
Total from Investment Activities 3.73 (3.59) 7.99 0.99 1.78 0.27
Distributions to Shareholders from:
Net investment income (0.08) (0.08) (0.02) (0.08) (0.13) (0.10)
Net realized gains (1.69) (3.36) (0.46) (1.15) (1.91) (4.30)
Total Distributions (1.77) (3.44) (0.48) (1.23) (2.04) (4.40)
Net Asset Value, End of Period $19.81 $17.85 $24.88 $17.37 $17.61 $17.87
Total Return(c)(d) 22.29% (17.09)% 46.79% 5.81% 12.52% 0.05%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.83% 0.83% 0.83% 0.84% 0.84% 0.79%
Net Investment Income (Loss)(e) 0.47% 0.57% 0.24% 0.56% 0.81% 0.58%
Gross Expenses(e)(f) 0.86% 0.85% 0.85% 0.86% 0.84% 0.79%
Supplemental Data:
Net Assets at end of period (000's) $23,984 $21,933 $27,856 $21,071 $31,619 $46,122
Portfolio Turnover(c)(g) 88% 49% 61% 95% 132% 112%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

53
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class R
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $17.32 $24.25 $17.01 $17.29 $17.58 $21.71
Investment Activities:
Net investment income (loss)(b) (0.01) 0.01 (0.06) —(c) 0.04 0.01
Net realized and unrealized gains (losses) 3.53 (3.57) 7.76 0.88 1.62 0.16
Total from Investment Activities 3.52 (3.56) 7.70 0.88 1.66 0.17
Distributions to Shareholders from:
Net investment income —(c) (0.01) — (0.01) (0.04) —(c)
Net realized gains (1.69) (3.36) (0.46) (1.15) (1.91) (4.30)
Total Distributions (1.69) (3.37) (0.46) (1.16) (1.95) (4.30)
Net Asset Value, End of Period $19.15 $17.32 $24.25 $17.01 $17.29 $17.58
Total Return(d)(e) 21.67% (17.38)% 46.02% 5.25% 11.90% (0.47)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.36% 1.36% 1.35% 1.37% 1.37% 1.34%
Net Investment Income (Loss)(f) (0.07)% 0.05% (0.28)% 0.01% 0.26% 0.03%
Gross Expenses(f)(g) 1.36% 1.36% 1.35% 1.37% 1.37% 1.34%
Supplemental Data:
Net Assets at end of period (000's) $35,836 $36,360 $48,980 $39,432 $47,981 $54,776
Portfolio Turnover(d)(h) 88% 49% 61% 95% 132% 112%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
Victory Diversified Stock Fund
Class R6
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $17.87 $24.91 $17.38 $17.62 $17.88 $22.00
Investment Activities:
Net investment income (loss)(b) 0.09 0.09 0.06 0.08 0.14 0.11
Net realized and unrealized gains (losses) 3.66 (3.69) 7.95 0.92 1.64 0.17
Total from Investment Activities 3.75 (3.60) 8.01 1.00 1.78 0.28
Distributions to Shareholders from:
Net investment income (0.09) (0.08) (0.02) (0.09) (0.13) (0.10)
Net realized gains (1.69) (3.36) (0.46) (1.15) (1.91) (4.30)
Total Distributions (1.78) (3.44) (0.48) (1.24) (2.04) (4.40)
Net Asset Value, End of Period $19.84 $17.87 $24.91 $17.38 $17.62 $17.88
Total Return(c)(d) 22.38% (17.08)% 46.89% 5.86% 12.58% 0.10%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.78% 0.78% 0.78% 0.78% 0.78% 0.78%
Net Investment Income (Loss)(e) 0.50% 0.63% 0.29% 0.49% 0.83% 0.58%
Gross Expenses(e)(f) 1.55% 1.36% 1.10% 1.34% 1.24% 1.21%
Supplemental Data:
Net Assets at end of period (000's) $1,927 $863 $4,040 $3,103 $2,313 $2,189
Portfolio Turnover(c)(g) 88% 49% 61% 95% 132% 112%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

55
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Diversified Stock Fund
Class Y
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $17.89 $24.93 $17.41 $17.65 $17.90 $22.02
Investment Activities:
Net investment income (loss)(b) 0.08 0.08 0.05 0.09 0.12 0.11
Net realized and unrealized gains (losses) 3.66 (3.69) 7.95 0.90 1.66 0.16
Total from Investment Activities 3.74 (3.61) 8.00 0.99 1.78 0.27
Distributions to Shareholders from:
Net investment income (0.08) (0.07) (0.02) (0.08) (0.12) (0.09)
Net realized gains (1.69) (3.36) (0.46) (1.15) (1.91) (4.30)
Total Distributions (1.77) (3.43) (0.48) (1.23) (2.03) (4.39)
Net Asset Value, End of Period $19.86 $17.89 $24.93 $17.41 $17.65 $17.90
Total Return(c)(d) 22.26% (17.07)% 46.75% 5.72% 12.53% 0.01%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.86% 0.86% 0.86% 0.86% 0.86% 0.86%
Net Investment Income (Loss)(e) 0.43% 0.55% 0.21% 0.52% 0.76% 0.54%
Gross Expenses(e)(f) 1.09% 0.96% 0.96% 1.31% 1.33% 1.13%
Supplemental Data:
Net Assets at end of period (000's) $4,505 $4,102 $5,029 $3,737 $4,249 $4,373
Portfolio Turnover(c)(g) 88% 49% 61% 95% 132% 112%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
56
See notes to financial statements.
Victory Special Value Fund
Class A
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $26.07 $37.00 $26.23 $25.78 $26.10 $26.31
Investment Activities:
Net investment income (loss)(b) —(c) 0.03 (0.05) 0.04 0.10 0.05
Net realized and unrealized gains (losses) 5.26 (5.24) 11.82 1.29 2.26 (0.15)
Total from Investment Activities 5.26 (5.21) 11.77 1.33 2.36 (0.10)
Distributions to Shareholders from:
Net investment income — — —(c) (0.09) (0.03) (0.11)
Net realized gains (2.70) (5.72) (1.00) (0.79) (2.65) —
Total Distributions (2.70) (5.72) (1.00) (0.88) (2.68) (0.11)
Net Asset Value, End of Period $28.63 $26.07 $37.00 $26.23 $25.78 $26.10
Total Return (excludes sales charge)(d)(e) 21.57% (17.03)% 46.06% 5.15% 11.32% (0.42)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.28%(h) 1.27%(h) 1.23%(h) 1.23%(h) 1.21% 1.17%
Net Investment Income (Loss)(f) 0.02% 0.13% (0.16)% 0.14% 0.41% 0.19%
Gross Expenses(f)(g) 1.38% 1.37% 1.33% 1.33% 1.31% 1.27%
Supplemental Data:
Net Assets at end of period (000's) $22,780 $22,188 $28,945 $24,302 $27,818 $32,565
Portfolio Turnover(d)(i) 90% 53% 70% 102% 126% 113%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

57
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Special Value Fund
Class C
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $21.46 $31.59 $22.72 $22.54 $23.34 $23.66
Investment Activities:
Net investment income (loss)(b) (0.17) (0.12) (0.28) (0.16) (0.09) (0.18)
Net realized and unrealized gains (losses) 4.23 (4.29) 10.15 1.13 1.94 (0.14)
Total from Investment Activities 4.06 (4.41) 9.87 0.97 1.85 (0.32)
Distributions to Shareholders from:
Net realized gains (2.70) (5.72) (1.00) (0.79) (2.65) —
Total Distributions (2.70) (5.72) (1.00) (0.79) (2.65) —
Net Asset Value, End of Period $22.82 $21.46 $31.59 $22.72 $22.54 $23.34
Total Return (excludes contingent deferred sales
charge)(c)(d) 20.55% (17.50)% 44.81% 4.26% 10.34% (1.35)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.10%(g) 2.10%(g) 2.10%(g) 2.10%(g) 2.10% 2.10%
Net Investment Income (Loss)(e) (0.80)% (0.70)% (1.02)% (0.72)% (0.44)% (0.75)%
Gross Expenses(e)(f) 3.44% 3.23% 3.53% 2.99% 2.79% 2.27%
Supplemental Data:
Net Assets at end of period (000's) $913 $802 $978 $863 $1,241 $2,145
Portfolio Turnover(c)(h) 90% 53% 70% 102% 126% 113%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
58
See notes to financial statements.
Victory Special Value Fund
Class I
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $26.55 $37.54 $26.59 $26.13 $26.39 $26.62
Investment Activities:
Net investment income (loss)(b) 0.07 0.08 0.01 0.08 0.14 0.09
Net realized and unrealized gains (losses) 5.36 (5.35) 11.99 1.31 2.30 (0.15)
Total from Investment Activities 5.43 (5.27) 12.00 1.39 2.44 (0.06)
Distributions to Shareholders from:
Net investment income (0.01) — (0.05) (0.14) (0.05) (0.17)
Net realized gains (2.70) (5.72) (1.00) (0.79) (2.65) —
Total Distributions (2.71) (5.72) (1.05) (0.93) (2.70) (0.17)
Net Asset Value, End of Period $29.27 $26.55 $37.54 $26.59 $26.13 $26.39
Total Return(c)(d) 21.84% (16.93)% 46.29% 5.35% 11.52% (0.28)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.05%(g) 1.05%(g) 1.05%(g) 1.05%(g) 1.05% 1.02%
Net Investment Income (Loss)(e) 0.25% 0.35% 0.02% 0.32% 0.58% 0.31%
Gross Expenses(e)(f) 1.48% 1.37% 1.33% 1.31% 1.34% 1.16%
Supplemental Data:
Net Assets at end of period (000's) $2,927 $2,769 $3,861 $3,283 $3,274 $3,678
Portfolio Turnover(c)(h) 90% 53% 70% 102% 126% 113%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

59
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Special Value Fund
Class R
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $24.34 $34.99 $24.93 $24.55 $25.02 $25.24
Investment Activities:
Net investment income (loss)(b) (0.08) (0.04) (0.14) (0.04) 0.03 (0.03)
Net realized and unrealized gains (losses) 4.88 (4.89) 11.20 1.23 2.15 (0.15)
Total from Investment Activities 4.80 (4.93) 11.06 1.19 2.18 (0.18)
Distributions to Shareholders from:
Net investment income — — — (0.02) — (0.04)
Net realized gains (2.70) (5.72) (1.00) (0.79) (2.65) —
Total Distributions (2.70) (5.72) (1.00) (0.81) (2.65) (0.04)
Net Asset Value, End of Period $26.44 $24.34 $34.99 $24.93 $24.55 $25.02
Total Return(c)(d) 21.19% (17.24)% 45.59% 4.82% 11.03% (0.71)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.60%(g) 1.60%(g) 1.54%(g) 1.54%(g) 1.50% 1.46%
Net Investment Income (Loss)(e) (0.31)% (0.19)% (0.47)% (0.16)% 0.13% (0.10)%
Gross Expenses(e)(f) 1.70% 1.70% 1.64% 1.64% 1.60% 1.56%
Supplemental Data:
Net Assets at end of period (000's) $13,732 $12,401 $16,605 $13,875 $21,084 $26,532
Portfolio Turnover(c)(h) 90% 53% 70% 102% 126% 113%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
60
See notes to financial statements.
Victory Special Value Fund
Class Y
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $26.37 $37.31 $26.44 $25.98 $26.25 $26.47
Investment Activities:
Net investment income (loss)(b) 0.08 0.09 0.02 0.09 0.15 0.12
Net realized and unrealized gains (losses) 5.31 (5.31) 11.92 1.32 2.28 (0.17)
Total from Investment Activities 5.39 (5.22) 11.94 1.41 2.43 (0.05)
Distributions to Shareholders from:
Net investment income (0.03) — (0.07) (0.16) (0.05) (0.17)
Net realized gains (2.70) (5.72) (1.00) (0.79) (2.65) —
Total Distributions (2.73) (5.72) (1.07) (0.95) (2.70) (0.17)
Net Asset Value, End of Period $29.03 $26.37 $37.31 $26.44 $25.98 $26.25
Total Return(c)(d) 21.89% (16.90)% 46.39% 5.40% 11.57% (0.21)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.00%(g) 1.00%(g) 1.00%(g) 1.00%(g) 1.00% 0.97%
Net Investment Income (Loss)(e) 0.29% 0.41% 0.07% 0.36% 0.60% 0.42%
Gross Expenses(e)(f) 2.26% 1.61% 1.77% 3.68% 4.50% 2.82%
Supplemental Data:
Net Assets at end of period (000's) $994 $668 $816 $584 $520 $436
Portfolio Turnover(c)(h) 90% 53% 70% 102% 126% 113%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) During the year, additional fees were voluntarily waived or reimbursed. Had these fees not been waived or reimbursed, the net expense ratio for each class would have been 0.10% higher.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

61
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory THB US Small Opportunities Fund(a)
Class A
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(b)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $16.36 $24.30 $15.55 $15.00 $16.08 $18.14
Investment Activities:
Net investment income (loss)(c) (0.10) (0.08) (0.20) (0.17) (0.14) (0.15)
Net realized and unrealized gains (losses) 2.31 (5.46) 8.95 0.81 (0.44) 0.24
Total from Investment Activities 2.21 (5.54) 8.75 0.64 (0.58) 0.09
Distributions to Shareholders from:
Net investment income — (2.30) — (0.09) (0.50) (2.15)
Net realized gains (1.15) (0.10) — — — —
Total Distributions (1.15) (2.40) — (0.09) (0.50) (2.15)
Net Asset Value, End of Period $17.42 $16.36 $24.30 $15.55 $15.00 $16.08
Total Return (excludes sales charge)(d)(e) 13.51% (24.83)% 56.27% 4.25% (3.34)% 0.45%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.70% 1.70% 1.70% 1.70% 1.70% 1.55%
Net Investment Income (Loss)(f) (0.56)% (0.59)% (1.20)% (1.17)% (0.92)% (0.86)%
Gross Expenses(f)(g) 3.01% 2.85% 2.45% 2.45% 2.20% 2.00%
Supplemental Data:
Net Assets at end of period (000's) $1,271 $1,185 $2,437 $493 $627 $1,041
Portfolio Turnover(d)(h) 83% 43% 50% 62% 31% 35%
(a) On May 3, 2021, the THB Asset Management Microcap Fund (the “Predecessor Fund”) was reorganized into the Victory THB US Small Opportunities
Fund (the “Victory THB Fund”). Investor Class shares of the Predecessor Fund were exchanged on a tax-free basis for Class A of the Victory THB Fund.
Information presented prior to May 3, 2021, is that of the Predecessor Fund.
(b) The Fund’s fiscal year-end changed from October 31 to June 30.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
62
See notes to financial statements.
Victory THB US Small Opportunities Fund(a)
Class I
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(b)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $17.26 $25.42 $16.20 $15.56 $16.58 $18.59
Investment Activities:
Net investment income (loss)(c) (0.02) (0.02) (0.18) (0.10) (0.08) (0.10)
Net realized and unrealized gains (losses) 2.44 (5.74) 9.40 0.83 (0.44) 0.24
Total from Investment Activities 2.42 (5.76) 9.22 0.73 (0.52) 0.14
Distributions to Shareholders from:
Net investment income — (2.30) — (0.09) (0.50) (2.15)
Net realized gains (1.15) (0.10) — — — —
Total Distributions (1.15) (2.40) — (0.09) (0.50) (2.15)
Redemption Fees — — —(d) — — —
Net Asset Value, End of Period $18.53 $17.26 $25.42 $16.20 $15.56 $16.58
Total Return(e)(f) 14.03% (24.61)% 56.98% 4.68% (2.86)% 0.73%
Ratios to Average Net Assets:
Net Expenses(g)(h) 1.25% 1.25% 1.25% 1.25% 1.25% 1.25%
Net Investment Income (Loss)(g) (0.10)% (0.13)% (0.73)% (0.70)% (0.48)% (0.55)%
Gross Expenses(g)(h) 1.40% 1.44% 1.67% 1.98% 1.75% 1.70%
Supplemental Data:
Net Assets at end of period (000's) $17,515 $70,091 $86,947 $50,206 $73,403 $89,159
Portfolio Turnover(e)(i) 83% 43% 50% 62% 31% 35%
(a) On May 3, 2021, the THB Asset Management Microcap Fund (the “Predecessor Fund”) was reorganized into the Victory THB US Small Opportunities
Fund (the “Victory THB Fund”). Institutional Class shares of the Predecessor Fund were exchanged on a tax-free basis for Class I of the Victory THB
Fund. Information presented prior to May 3, 2021, is that of the Predecessor Fund.
(b) The Fund’s fiscal year-end changed from October 31 to June 30.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Amount is less than $0.005 per share.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

63
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Strategic Allocation Fund
Class A
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $17.05 $19.94 $16.48 $16.47 $15.44 $16.41
Investment Activities:
Net investment income (loss)(b) 0.32 0.42 0.56 0.23 0.43 0.29
Net realized and unrealized gains (losses) 1.18 (2.88) 3.46 0.41 1.12 (0.68)
Total from Investment Activities 1.50 (2.46) 4.02 0.64 1.55 (0.39)
Distributions to Shareholders from:
Net investment income (0.33) (0.43) (0.56) (0.23) (0.39) (0.39)
Net realized gains (0.48) — — (0.40) (0.13) (0.19)
Total Distributions (0.81) (0.43) (0.56) (0.63) (0.52) (0.58)
Net Asset Value, End of Period $17.74 $17.05 $19.94 $16.48 $16.47 $15.44
Total Return (excludes sales charge)(c)(d) 9.11% (12.57)% 24.51% 3.99% 10.37% (2.56)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.40% 0.40% 0.40% 0.40% 0.40% 0.40%
Net Investment Income (Loss)(e) 1.88% 3.34% 2.92% 1.45% 2.69% 1.77%
Gross Expenses(e)(f) 0.85% 0.82% 0.80% 0.81% 0.77% 0.28%(g)
Supplemental Data:
Net Assets at end of period (000's) $13,335 $13,575 $16,378 $14,364 $15,365 $18,747
Portfolio Turnover(c)(h) 25% 9% 22% 13% 5% 40%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The amount includes a change in accounting estimate. Without this change in accounting estimate, the gross expense ratio would have been 0.67%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
64
See notes to financial statements.
Victory Strategic Allocation Fund
Class C
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $16.73 $19.56 $16.19 $16.18 $15.19 $16.19
Investment Activities:
Net investment income (loss)(b) 0.19 0.32 0.40 0.13 0.30 0.21
Net realized and unrealized gains (losses) 1.16 (2.82) 3.40 0.39 1.10 (0.71)
Total from Investment Activities 1.35 (2.50) 3.80 0.52 1.40 (0.50)
Distributions to Shareholders from:
Net investment income (0.21) (0.33) (0.43) (0.11) (0.28) (0.31)
Net realized gains (0.48) — — (0.40) (0.13) (0.19)
Total Distributions (0.69) (0.33) (0.43) (0.51) (0.41) (0.50)
Net Asset Value, End of Period $17.39 $16.73 $19.56 $16.19 $16.18 $15.19
Total Return (excludes contingent deferred sales
charge)(c)(d) 8.32% (13.01)% 23.57% 3.23% 9.53% (3.26)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.15% 1.15% 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss)(e) 1.11% 2.59% 2.10% 0.82% 1.94% 1.30%
Gross Expenses(e)(f) 2.04% 2.02% 2.02% 1.90% 1.72% 1.08%(g)
Supplemental Data:
Net Assets at end of period (000's) $2,823 $1,978 $2,507 $2,009 $3,193 $4,445
Portfolio Turnover(c)(h) 25% 9% 22% 13% 5% 40%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The amount includes a change in accounting estimate. Without this change in accounting estimate, the gross expense ratio would have been 1.54%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

65
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Strategic Allocation Fund
Class I
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $17.15 $20.06 $16.57 $16.56 $15.52 $16.48
Investment Activities:
Net investment income (loss)(b) 0.37 0.45 0.61 0.27 0.46 0.35
Net realized and unrealized gains (losses) 1.18 (2.89) 3.48 0.41 1.13 (0.70)
Total from Investment Activities 1.55 (2.44) 4.09 0.68 1.59 (0.35)
Distributions to Shareholders from:
Net investment income (0.37) (0.47) (0.60) (0.27) (0.42) (0.42)
Net realized gains (0.48) — — (0.40) (0.13) (0.19)
Total Distributions (0.85) (0.47) (0.60) (0.67) (0.55) (0.61)
Net Asset Value, End of Period $17.85 $17.15 $20.06 $16.57 $16.56 $15.52
Total Return(c)(d) 9.38% (12.43)% 24.86% 4.22% 10.63% (2.29)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.15% 0.15% 0.15% 0.15% 0.15% 0.15%
Net Investment Income (Loss)(e) 2.12% 3.59% 3.13% 1.66% 2.90% 2.11%
Gross Expenses(e)(f) 0.64% 0.63% 0.56% 0.59% 0.59% 0.01%(g)
Supplemental Data:
Net Assets at end of period (000's) $8,069 $8,020 $9,283 $7,006 $5,743 $8,811
Portfolio Turnover(c)(h) 25% 9% 22% 13% 5% 40%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The amount includes a change in accounting estimate. Without this change in accounting estimate, the gross expense ratio would have been 0.42%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
66
See notes to financial statements.
Victory Strategic Allocation Fund
Class R
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $17.01 $19.89 $16.44 $16.43 $15.41 $16.38
Investment Activities:
Net investment income (loss)(b) 0.28 0.39 0.51 0.19 0.36 0.27
Net realized and unrealized gains (losses) 1.18 (2.87) 3.45 0.42 1.14 (0.70)
Total from Investment Activities 1.46 (2.48) 3.96 0.61 1.50 (0.43)
Distributions to Shareholders from:
Net investment income (0.29) (0.40) (0.51) (0.20) (0.35) (0.35)
Net realized gains (0.48) — — (0.40) (0.13) (0.19)
Total Distributions (0.77) (0.40) (0.51) (0.60) (0.48) (0.54)
Net Asset Value, End of Period $17.70 $17.01 $19.89 $16.44 $16.43 $15.41
Total Return(c)(d) 8.87% (12.72)% 24.20% 3.74% 10.08% (2.77)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65% 0.65% 0.65% 0.65% 0.65% 0.65%
Net Investment Income (Loss)(e) 1.62% 3.10% 2.69% 1.18% 2.30% 1.63%
Gross Expenses(e)(f) 2.11% 1.95% 1.82% 1.76% 1.87% 1.01%(g)
Supplemental Data:
Net Assets at end of period (000's) $1,147 $1,061 $1,264 $1,259 $1,308 $1,529
Portfolio Turnover(c)(h) 25% 9% 22% 13% 5% 40%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) The amount includes a change in accounting estimate. Without this change in accounting estimate, the gross expense ratio would have 1.43%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

67
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory INCORE Fund for Income
Class A
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $7.32 $7.92 $8.40 $8.56 $8.56 $9.09
Investment Activities:
Net investment income (loss)(b) 0.09 0.03 0.02 0.06 0.18 0.15(c)
Net realized and unrealized gains (losses) (0.13) (0.38) (0.11) 0.17 0.28 (0.23)(c)
Total from Investment Activities (0.04) (0.35) (0.09) 0.23 0.46 (0.08)
Distributions to Shareholders from:
Net investment income (0.37) (0.25) (0.39) (0.39) (0.46) (0.45)
Total Distributions (0.37) (0.25) (0.39) (0.39) (0.46) (0.45)
Net Asset Value, End of Period $6.91 $7.32 $7.92 $8.40 $8.56 $8.56
Total Return (excludes sales charge)(d)(e) (0.45)% (4.48)% (1.14)% 2.75% 5.50% (0.91)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.91% 0.91% 0.91% 0.91% 0.92% 0.92%
Net Investment Income (Loss)(f) 1.29% 0.53% 0.25% 0.75% 2.12% 1.64%(c)
Gross Expenses(f)(g) 0.96% 0.95% 0.92% 0.92% 0.94% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $85,445 $99,353 $128,802 $151,236 $136,570 $153,574
Portfolio Turnover(d)(h) 10% 20% 27% 55% 29% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The Fund restated certain elements of its 2018 financial statements resulting from the identification of a GAAP reclassification error for the Fund’s paydown gain (loss) transactions. However, this reclassification had no impact on the Fund’s net assets, NAV, performance, or taxable distributions paid and reported to shareholders for the fiscal and tax years ended 2018.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
68
See notes to financial statements.
Victory INCORE Fund for Income
Class C
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $7.23 $7.84 $8.31 $8.48 $8.48 $9.01
Investment Activities:
Net investment income (loss)(b) 0.03 (0.01) (0.05) —(c) 0.13 0.08(d)
Net realized and unrealized gains (losses) (0.11) (0.39) (0.10) 0.16 0.26 (0.23)(d)
Total from Investment Activities (0.08) (0.40) (0.15) 0.16 0.39 (0.15)
Distributions to Shareholders from:
Net investment income (0.32) (0.21) (0.32) (0.33) (0.39) (0.38)
Total Distributions (0.32) (0.21) (0.32) (0.33) (0.39) (0.38)
Net Asset Value, End of Period $6.83 $7.23 $7.84 $8.31 $8.48 $8.48
Total Return (excludes contingent deferred sales
charge)(e)(f) (1.11)% (5.15)% (1.81)% 1.85% 4.72% (1.69)%
Ratios to Average Net Assets:
Net Expenses(g)(h) 1.71% 1.71% 1.71% 1.71% 1.72% 1.70%
Net Investment Income (Loss)(g) 0.48% (0.27)% (0.62)% (0.01)% 1.53% 0.94%(d)
Gross Expenses(g)(h) 1.94% 1.84% 1.79% 1.74% 1.73% 1.71%
Supplemental Data:
Net Assets at end of period (000's) $3,967 $6,978 $10,066 $20,801 $22,541 $31,976
Portfolio Turnover(e)(i) 10% 20% 27% 55% 29% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) The Fund restated certain elements of its 2018 financial statements resulting from the identification of a GAAP reclassification error for the Fund’s paydown gain (loss) transactions. However, this reclassification had no impact on the Fund’s net assets, NAV, performance, or taxable distributions paid and reported to shareholders for the fiscal and tax years ended 2018.
(e) Not annualized for periods less than one year.
(f) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(g) Annualized for periods less than one year.
(h) Does not include acquired fund fees and expenses, if any.
(i) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

69
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory INCORE Fund for Income
Class I
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $7.31 $7.92 $8.39 $8.55 $8.55 $9.08
Investment Activities:
Net investment income (loss)(b) 0.11 0.04 0.04 0.08 0.16 0.15(c)
Net realized and unrealized gains (losses) (0.12) (0.39) (0.10) 0.17 0.32 (0.21)(c)
Total from Investment Activities (0.01) (0.35) (0.06) 0.25 0.48 (0.06)
Distributions to Shareholders from:
Net investment income (0.39) (0.26) (0.41) (0.41) (0.48) (0.47)
Total Distributions (0.39) (0.26) (0.41) (0.41) (0.48) (0.47)
Net Asset Value, End of Period $6.91 $7.31 $7.92 $8.39 $8.55 $8.55
Total Return(d)(e) (0.05)% (4.45)% (0.77)% 3.01% 5.79% (0.64)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.64% 0.64% 0.64% 0.64% 0.64% 0.63%
Net Investment Income (Loss)(f) 1.55% 0.80% 0.48% 0.95% 1.84% 1.69%(c)
Gross Expenses(f)(g) 0.70% 0.68% 0.67% 0.66% 0.65% 0.63%
Supplemental Data:
Net Assets at end of period (000's) $205,132 $284,230 $385,332 $590,749 $447,735 $331,338
Portfolio Turnover(d)(h) 10% 20% 27% 55% 29% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The Fund restated certain elements of its 2018 financial statements resulting from the identification of a GAAP reclassification error for the Fund’s paydown gain (loss) transactions. However, this reclassification had no impact on the Fund’s net assets, NAV, performance, or taxable distributions paid and reported to shareholders for the fiscal and tax years ended 2018.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
70
See notes to financial statements.
Victory INCORE Fund for Income
Class R
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $7.33 $7.93 $8.40 $8.56 $8.57 $9.09
Investment Activities:
Net investment income (loss)(b) 0.09 0.03 0.02 0.06 0.18 0.15(c)
Net realized and unrealized gains (losses) (0.13) (0.38) (0.10) 0.17 0.27 (0.22)(c)
Total from Investment Activities (0.04) (0.35) (0.08) 0.23 0.45 (0.07)
Distributions to Shareholders from:
Net investment income (0.37) (0.25) (0.39) (0.39) (0.46) (0.45)
Total Distributions (0.37) (0.25) (0.39) (0.39) (0.46) (0.45)
Net Asset Value, End of Period $6.92 $7.33 $7.93 $8.40 $8.56 $8.57
Total Return(d)(e) (0.45)% (4.48)% (1.03)% 2.74% 5.37% (0.79)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.91% 0.91% 0.91% 0.91% 0.92% 0.91%
Net Investment Income (Loss)(f) 1.28% 0.54% 0.23% 0.76% 2.04% 1.67%(c)
Gross Expenses(f)(g) 1.00% 0.98% 0.93% 0.92% 0.94% 0.91%
Supplemental Data:
Net Assets at end of period (000's) $13,784 $17,973 $23,613 $43,684 $38,596 $43,405
Portfolio Turnover(d)(h) 10% 20% 27% 55% 29% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The Fund restated certain elements of its 2018 financial statements resulting from the identification of a GAAP reclassification error for the Fund’s paydown gain (loss) transactions. However, this reclassification had no impact on the Fund’s net assets, NAV, performance, or taxable distributions paid and reported to shareholders for the fiscal and tax years ended 2018.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

71
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory INCORE Fund for Income
Class R6
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $7.30 $7.91 $8.38 $8.54 $8.55 $9.07
Investment Activities:
Net investment income (loss)(b) 0.11 0.04 0.04 0.08 0.17 0.13(c)
Net realized and unrealized gains (losses) (0.13) (0.39) (0.10) 0.18 0.30 (0.18)(c)
Total from Investment Activities (0.02) (0.35) (0.06) 0.26 0.47 (0.05)
Distributions to Shareholders from:
Net investment income (0.39) (0.26) (0.41) (0.42) (0.48) (0.47)
Total Distributions (0.39) (0.26) (0.41) (0.42) (0.48) (0.47)
Net Asset Value, End of Period $6.89 $7.30 $7.91 $8.38 $8.54 $8.55
Total Return(d)(e) (0.18)% (4.44)% (0.77)% 3.06% 5.68% (0.52)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.63% 0.63% 0.63% 0.63% 0.63% 0.63%
Net Investment Income (Loss)(f) 1.56% 0.83% 0.46% 0.88% 2.00% 1.43%(c)
Gross Expenses(f)(g) 0.65% 0.63% 0.64% 0.64% 0.66% 0.69%
Supplemental Data:
Net Assets at end of period (000's) $23,861 $27,174 $29,691 $49,009 $15,864 $13,741
Portfolio Turnover(d)(h) 10% 20% 27% 55% 29% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The Fund restated certain elements of its 2018 financial statements resulting from the identification of a GAAP reclassification error for the Fund’s paydown gain (loss) transactions. However, this reclassification had no impact on the Fund’s net assets, NAV, performance, or taxable distributions paid and reported to shareholders for the fiscal and tax years ended 2018.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
72
See notes to financial statements.
Victory INCORE Fund for Income
Class Y
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $7.31 $7.92 $8.40 $8.56 $8.56 $9.08
Investment Activities:
Net investment income (loss)(b) 0.10 0.04 0.03 0.06 0.13 0.19(c)
Net realized and unrealized gains (losses) (0.12) (0.39) (0.11) 0.19 0.35 (0.25)(c)
Total from Investment Activities (0.02) (0.35) (0.08) 0.25 0.48 (0.06)
Distributions to Shareholders from:
Net investment income (0.39) (0.26) (0.40) (0.41) (0.48) (0.46)
Total Distributions (0.39) (0.26) (0.40) (0.41) (0.48) (0.46)
Net Asset Value, End of Period $6.90 $7.31 $7.92 $8.40 $8.56 $8.56
Total Return(d)(e) (0.26)% (4.46)% (0.94)% 2.95% 5.72% (0.61)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.71% 0.71% 0.71% 0.71% 0.71% 0.71%
Net Investment Income (Loss)(f) 1.46% 0.72% 0.40% 0.67% 1.48% 2.14%(c)
Gross Expenses(f)(g) 0.74% 0.72% 0.71% 0.74% 0.79% 0.79%
Supplemental Data:
Net Assets at end of period (000's) $45,084 $82,168 $120,588 $186,421 $54,950 $31,975
Portfolio Turnover(d)(h) 10% 20% 27% 55% 29% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) The Fund restated certain elements of its 2018 financial statements resulting from the identification of a GAAP reclassification error for the Fund’s paydown gain (loss) transactions. However, this reclassification had no impact on the Fund’s net assets, NAV, performance, or taxable distributions paid and reported to shareholders for the fiscal and tax years ended 2018.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

73
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory INCORE Fund for Income
Member Class
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
November 3,
2020(b)
through
October 31,
2021
Net Asset Value, Beginning of Period $7.34 $7.95 $8.41
Investment Activities:
Net investment income (loss)(c) 0.10 0.04 0.04
Net realized and unrealized gains (losses) (0.12) (0.39) (0.13)
Total from Investment Activities (0.02) (0.35) (0.09)
Distributions to Shareholders from:
Net investment income (0.39) (0.26) (0.37)
Total Distributions (0.39) (0.26) (0.37)
Net Asset Value, End of Period $6.93 $7.34 $7.95
Total Return(d)(e) (0.29)% (4.49)% (1.08)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.75% 0.75% 0.75%
Net Investment Income (Loss)(f) 1.45% 0.73% 0.52%
Gross Expenses(f)(g) 1.59% 2.85% 4.45%
Supplemental Data:
Net Assets at end of period (000's) $1,369 $1,238 $877
Portfolio Turnover(d)(h) 10% 20% 27%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
74
See notes to financial statements.
Victory INCORE Investment Grade Convertible Fund
Class A
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $16.30 $19.97 $17.31 $17.51 $16.22 $16.53
Investment Activities:
Net investment income (loss)(b) 0.28 0.18 0.22 0.27 0.21 0.30
Net realized and unrealized gains (losses) 0.27 (2.07) 3.27 0.47 1.84 0.01
Total from Investment Activities 0.55 (1.89) 3.49 0.74 2.05 0.31
Distributions to Shareholders from:
Net investment income (0.36) (1.45) (0.83) (0.35) (0.28) (0.53)
Net realized gains (0.14) (0.33) — (0.59) (0.48) (0.09)
Total Distributions (0.50) (1.78) (0.83) (0.94) (0.76) (0.62)
Net Asset Value, End of Period $16.35 $16.30 $19.97 $17.31 $17.51 $16.22
Total Return (excludes sales charge)(c)(d) 3.50% (10.32)% 20.62% 4.43% 13.35% 1.87%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.20% 1.22% 1.39% 1.38% 1.49% 1.27%
Net Investment Income (Loss)(e) 1.75% 1.48% 1.12% 1.63% 1.31% 1.79%
Gross Expenses(e)(f) 1.20% 1.22% 1.41% 1.38% 1.49% 1.27%
Supplemental Data:
Net Assets at end of period (000's) $17,827 $18,981 $21,644 $16,571 $16,349 $14,268
Portfolio Turnover(c)(g) 22% 17% 28% 34% 35% 41%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

75
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory INCORE Investment Grade Convertible Fund
Class I
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $16.29 $19.98 $17.32 $17.50 $16.21 $16.53
Investment Activities:
Net investment income (loss)(b) 0.33 0.22 0.31 0.33 0.31 0.36
Net realized and unrealized gains (losses) 0.27 (2.08) 3.27 0.49 1.83 (0.01)
Total from Investment Activities 0.60 (1.86) 3.58 0.82 2.14 0.35
Distributions to Shareholders from:
Net investment income (0.40) (1.50) (0.92) (0.41) (0.37) (0.58)
Net realized gains (0.14) (0.33) — (0.59) (0.48) (0.09)
Total Distributions (0.54) (1.83) (0.92) (1.00) (0.85) (0.67)
Net Asset Value, End of Period $16.35 $16.29 $19.98 $17.32 $17.50 $16.21
Total Return(c)(d) 3.78% (10.20)% 21.19% 4.91% 13.99% 2.16%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.92% 0.91% 0.93% 0.96% 0.96% 0.94%
Net Investment Income (Loss)(e) 2.01% 1.82% 1.59% 1.98% 1.87% 2.17%
Gross Expenses(e)(f) 0.92% 0.91% 0.93% 0.96% 0.96% 0.94%
Supplemental Data:
Net Assets at end of period (000's) $295,985 $425,954 $403,122 $276,923 $263,981 $126,871
Portfolio Turnover(c)(g) 22% 17% 28% 34% 35% 41%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
76
See notes to financial statements.
Victory INCORE Investment Grade
Convertible Fund
Member Class
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
November 3,
2020(b)
through
October 31,
2021
Net Asset Value, Beginning of Period $16.95 $20.71 $17.36
Investment Activities:
Net investment income (loss)(c) 0.32 0.21 0.26
Net realized and unrealized gains (losses) 0.28 (2.16) 3.31
Total from Investment Activities 0.60 (1.95) 3.57
Distributions to Shareholders from:
Net investment income (0.38) (1.48) (0.22)
Net realized gains (0.14) (0.33) —
Total Distributions (0.52) (1.81) (0.22)
Net Asset Value, End of Period $17.03 $16.95 $20.71
Total Return(d)(e) 3.62% (10.28)% 20.63%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.10% 1.10% 1.10%
Net Investment Income (Loss)(f) 1.89% 1.67% 1.30%
Gross Expenses(f)(g) 1.76% 3.79% 9.99%
Supplemental Data:
Net Assets at end of period (000's) $1,720 $1,058 $512
Portfolio Turnover(d)(h) 22% 17% 28%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Commencement of operations.
(c) Per share net investment income (loss) has been calculated using the average daily shares method.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2023
Victory Portfolios
77
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following six Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
On February 2, 2021, the Board of Trustees (the “Board”) of the Trust approved an Agreement and Plan of Reorganization (“Reorganization”),
dated February 26, 2021, which provided for the newly formed Victory THB US Small Opportunities Fund (“Acquiring Fund”) and its tax-free exchange of shares of the THB Asset Management Microcap Fund’s (“Predecessor Fund”) shares, valued at the Predecessor Fund’s net assets for the exact same shares and value of the Acquiring Fund’s shares. Investor Class and Institutional Class shares of the Predecessor Fund were exchanged for Class A and Class I shares, respectively, of the Acquiring Fund. The Acquiring Fund commenced operations on May 3, 2021, upon the completion of the Reorganization which occurred as of the close of business on April 30, 2021.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Strategic Allocation Fund is a “fund of funds” in that it invests in a selection of affiliated mutual funds and exchange-traded funds (“ETFs”)
managed by the Fund’s Adviser, Victory Capital Management Inc., an affiliate of the Fund.
Strategic Allocation Fund may rely on various exemptions contained in 1940 Act and in exemptive rules or orders thereunder issued by the
Securities and Exchange Commission (“SEC”) that permit funds, subject to certain conditions, to invest in one or more ETFs and certain other types of investment companies in amounts that exceed limits set forth in the 1940 Act that would otherwise be applicable.
On May 19, 2022, the Board approved the fiscal year-end change for the Funds from October 31 to June 30. The accompanying financial statements reflect this change in fiscal year-end.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory Diversified Stock Fund Diversified Stock Fund A, C, I, R, R6, and Y
Victory Special Value Fund Special Value Fund A, C, I, R, and Y
Victory THB US Small Opportunities Fund THB US Small Opportunities Fund A and I
Victory Strategic Allocation Fund Strategic Allocation Fund A, C, I, and R
Victory INCORE Fund for Income INCORE Fund for Income A, C, I, R, R6, Y, and Member Class
Victory INCORE Investment Grade Convertible Fund INCORE Investment Grade Convertible Fund A, I, and Member Class

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
78
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including ETFs, and American Depositary Receipts, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in the underlying affiliated Funds of the Strategic Allocation Fund and other open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day and are typically categorized in Level 1 of the fair value hierarchy.
The underlying affiliated Funds of the Strategic Allocation Fund have specific valuation procedures. In the event that price quotations or valuations are not readily available, are not reflective of market value, or a significant event has been recognized in relation to a security or class of securities, the securities are valued in good faith by the Committee in accordance with valuation procedures approved by the Board.
The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
Level 1 Level 2 Level 3 Total
Diversified Stock Fund
Common Stocks ............................................... $ 270,666 $ — $ — $ 270,666
Exchange-Traded Funds ......................................... 4,630 — — 4,630
Total ....................................................... $ 275,296 $ — $ — $ 275,296
Special Value Fund
Common Stocks ............................................... 40,050 — — 40,050
Exchange-Traded Funds ......................................... 922 — — 922
Total ....................................................... $ 40,972 $ — $ — $ 40,972
THB US Small Opportunities Fund
Common Stocks ............................................... 18,600 — — 18,600
Total ....................................................... $ 18,600 $ — $ — $ 18,600
Strategic Allocation Fund
Affiliated Exchange-Traded Funds .................................. 1,689 — — 1,689
Affiliated Mutual Funds ......................................... 23,553 — — 23,553
Total ....................................................... $ 25,242 $ — $ — $ 25,242
INCORE Fund for Income
Government National Mortgage Association ........................... — 320,86 4 — 320,86 4
U.S. Treasury Obligations ........................................ — 56,467 — 56,467
Investment Companies .......................................... 100 — — 100
Total ....................................................... $ 100 $ 377,331 $ — $ 377,431
INCORE Investment Grade Convertible Fund
Convertible Corporate Bonds ..................................... — 227,668 — 227,668
Convertible Preferred Stocks ...................................... 79,815 — — 79,815

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
79
As of June 30, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic of foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-
U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by SEC guidelines. The cash collateral is invested in short-
term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds’ Schedules of Portfolio Investments.
The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio
Investments. Collateral requirements are determined daily based on the value of the Funds’ securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities.
Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.
In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Funds’ securities lending transactions as of June 30, 2023.
Level 1 Level 2 Level 3 Total
INCORE Investment Grade Convertible Fund, continued
Collateral for Securities Loaned ................................... $ 23,505 $ — $ — $ 23,505
Total ....................................................... $ 103,320 $ 227,668 $ — $ 330,988

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
80
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
Redemption Fees:
The Funds do not receive a redemption fee. Prior to acquisition, the Predecessor Fund retained redemption fees of 2.00% on redemptions of fund shares held for less than 30 days. For the year ended October 31, 2021, Class I (formerly Institutional Class shares) and Class A (formerly
Investor Class shares) had approximately $2 thousand and $1 thousand in redemptions fees, respectively, as presented on the Statements of
Changes in Net Assets.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2023, were as follows (amounts in thousands):
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by a fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of June
30, 2023, certain fund-of-funds owned total outstanding shares of the Funds as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
INCORE Investment Grade Convertible Fund ............................ $ 23,178 $ — $ 23,505
Excluding U.S. Government
Securities U.S. Government Securities
Purchases Sales Purchases Sales
Diversified Stock Fund ............................................ $ 231,918 $ 264,564 $ — $ —
Special Value Fund ............................................... 35,434 40,690 — —
THB US Small Opportunities Fund ................................... 58,860 119,185 — —
Strategic Allocation Fund .......................................... 6,036 6,881 — —
INCORE Fund for Income ......................................... — — 41,677 146,060
INCORE Investment Grade Convertible Fund ........................... 87,471 226,170 — —
INCORE Investment Grade Convertible Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.5

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
81
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the year ended June 30, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and
Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Adviser Fee Tier Rates
Up to $800 million
$800 million - $2.4
billion Over $2.4 billion
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.60% 0.55%
Up to $400 million
$400 million - $800
million Over $800 million
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.65% 0.60%
Flat Rate
THB US Small Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.15%
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.10%
Up to $400 million
$400 million - $800
million Over $800 million
INCOME Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50% 0.45% 0.40%
INCOME Fund Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . 0.75% 0.65% 0.60%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
82
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended June 30, 2023, the
Distributor received approximately $3 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse the expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limits (excluding voluntary waivers) are as follows:
Under the terms of the expense limitation agreement, the Funds (except Strategic Allocation Fund) have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
For the year ended June 30, 2023, the following recoupment amounts were paid to the Adviser (amounts in thousands).
As of June 30, 2023, the following amounts are available to be repaid to the Adviser (amounts in thousands).
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the year ended June 30, 2023, the
Adviser voluntarily waived the following amounts (in thousands):
Class A Class C Class R
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
THB US Small Opportunities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
INCORE Fund for Income 0.25% 1.00% 0.25%
INCORE Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A N/A
In effect until October 31, 2023
Class A Class C Class I Class R Class R6 Class Y Member Class
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.02% 0.83% N/A 0.78% 0.86% N/A
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A 2.20% 1.15% N/A N/A 1.10% N/A
THB US Small Opportunities Fund . . . . . . . . . . . . . . . . . . . 1.70% N/A 1.25% N/A N/A N/A N/A
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . 0.40% 1.15% 0.15% 0.65% N/A N/A N/A
INCORE Fund for Income . . . . . . . . . . . . . . . . . . . . . . . 0.91% 1.71% 0.64% 0.91% 0.63% 0.71% 0.75%
INCORE Investment Grade Convertible Fund . . . . . . . . . . . . . 1.39% N/A N/A N/A N/A N/A 1.10%
INCORE Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $9
Expires
2023
Expires
2024
Expires
2025
Expires
2026 Total
Diversified Stock Fund ....................................... $ 36 $ 28 $ 21 $ 40 $ 125
Special Value Fund .......................................... 9 23 14 30 76
THB US Small Opportunities Fund .............................. — 13 109 125 247
INCORE Fund for Income .................................... 49 197 155 251 652
INCORE Investment Grade Convertible Fund ...................... — 23 15 10 48
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $40

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
83
The Funds have adopted a Deferred Compensation Agreement (the “Agreement”) for their Trustees and any Advisory Trustees who receive compensation from the Funds. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the year ended June 30, 2023, no material amounts have been deferred, and, therefore, have not been included in the Funds’ Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Convertible Securities Risk — Convertible securities rank senior to the issuer’s common stock, but may be subordinate to senior debt obligations. In part, the total return for a convertible security may depend upon the performance of the underlying stock into which it can be converted. Synthetic convertibles may respond differently to market fluctuations than traditional convertible securities. They are also subject to counterparty risk.
Equity Risk — The Funds may invest in underlying affiliated funds that invest in equity securities.  The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United
States or abroad. A company’s earnings or dividends may not increase as expected (or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Micro-Capitalization Stock Risk — Micro-capitalization companies tend to be less seasoned and may lose market share or profits to a greater extent than larger, more established companies. Since micro-capitalization company stocks typically have narrower markets and are traded in lower volumes than larger company stocks, they may be more difficult to purchase and sell. Micro-capitalization companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Debt Securities and Interest Rate Risk — The INCORE Fund for Income and the INCORE Investment Grade Convertible Bond Fund are
subject to debt securities and interest rate risk. The value of a debt security or other income-producing security changes in response to various factors including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally)
and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Interest rates may rise or the rate of inflation may increase, impacting the value of investments in fixed income securities. A debt issuer’s credit quality may be downgraded or an issuer may default. Interest rates may fluctuate due to changes in governmental fiscal policy initiatives and resulting market reaction to those initiatives.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
LIBOR Discontinuation Risk — The discontinuation of London Interbank Offered Rate (“LIBOR”) may adversely affect the financial markets generally and the Funds’ operations, finances and investments specifically. LIBOR has been the principal floating rate benchmark in the financial markets, and a large portion of the Funds’ assets were tied to LIBOR. However, LIBOR was discontinued as a floating rate benchmark after June
30, 2023. Then-existing LIBOR obligations have been transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.
Non-LIBOR floating rate obligations, including obligations based on the Secured Overnight Financing Rate (“SOFR”), may have returns and values that fluctuate more than those of floating rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid.
Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.
Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates have developed in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
84
LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Unlike forward-looking SOFR-based term rates, such rates are intended reflect a bank credit spread component.
It is not clear how replacement rates for LIBOR—including SOFR-based rates and non-SOFR-based rates—will continue to develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the year ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of
Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended June 30, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
June 30, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2023.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and
Borrower or
Lender
Amount
Outstanding
June 30, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
INCORE Fund for Income Borrower $ — $ 3,028 5.39% $ 4,003
INCORE Investment Grade Convertible Fund . . . . . . . Borrower — 2,291 5.07% 3,359
Declared Paid
Diversified Stock Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Special Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
THB US Small Opportunities Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
INCORE Fund for Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
INCORE Investment Grade Convertible Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
85
distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of June 30, 2023, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).
As of June 30, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
Total Accumulated Earnings/
(Loss) Capital
Diversified Stock Fund ..................................................... $ (626) $ 626
Special Value Fund ........................................................ (97) 97
THB US Small Opportunities Fund ............................................ (1,849) 1,849
Year Ended June 30, 2023
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Diversified Stock Fund ...................................................... $ 550 $ 23,374 $ 23,924
Special Value Fund ......................................................... 34 3,925 3,959
THB US Small Opportunities Fund ............................................. — 3,300 3,300
Strategic Allocation Fund .................................................... 460 655 1,115
INCORE Fund for Income ................................................... 24,475 — 24,475
INCORE Investment Grade Convertible Fund ..................................... 9,481 3,401 12,882
Eight Months Ended June 30, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total Taxable
Distributions
Return of
Capital
Total
Distributions
Paid
Diversified Stock Fund ........................ $ 13,127 $ 32,508 $ 45,635 $ — $ 45,635
Special Value Fund ........................... 2,140 5,829 7,969 — 7,969
THB US Small Opportunities Fund ............... 3,014 5,062 8,076 369 8,445
Strategic Allocation Fund ...................... 627 6 633 — 633
INCORE Fund for Income ..................... 20,419 — 20,419 — 20,419
INCORE Investment Grade Convertible Fund ....... 33,136 6,009 39,145 — 39,145
Year Ended October 31, 2021
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Diversified Stock Fund ...................................................... $ 121 $ 6,599 $ 6,720
Special Value Fund ......................................................... 8 1,628 1,636
THB US Small Opportunities Fund ............................................. — — —
Strategic Allocation Fund .................................................... 816 — 816
INCORE Fund for Income ................................................... 41,213 — 41,213
INCORE Investment Grade Convertible Fund ..................................... 15,644 — 15,644
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Accumulated
Capital and
Other Losses
Qualified
Late-Year
Losses*
Unrealized
Appreciation
(Depreciation)**
Total
Accumulated
Earnings
(Loss)
Diversified Stock Fund ...... $ — $ 14,656 $ 14,656 $ — $ — $ 79,934 $ 94,590
Special Value Fund ......... — 2,030 2,030 — (37) 11,427 13,420
THB US Small Opportunities
Fund ................. — 3,412 3,412 — — 5,015 8,427
Strategic Allocation Fund .... — 70 70 — — 2,725 2,795
INCORE Fund for Income ... 1,352 — 1,352 (397,013) — (51,610) (447,271)
INCORE Investment Grade
Convertible Fund ........ 3,032 — 3,032 (18,388) — 872 (14,484)

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
86
* Qualified late-year losses are comprised of post-October capital losses incurred after October 31 and certain late-year ordinary losses. Late-
year ordinary losses represent ordinary losses incurred after December 31 and specified losses incurred after October 31. These losses are deemed to arise on the first day of the Fund’s next taxable year.
** The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, amortization and accretion, trust preferred, and deemed dividends on Convertible Debt under Sec. 305(c).
As of June 30, 2023, the Funds had net capital loss carryforwards as shown in the table below (amounts in thousands).  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
During the tax year ended June 30, 2023, the following Funds utilized capital loss carryforwards (amounts in thousands):
As of June 30, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
9. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments. The
financial statements of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC)
by each such underlying fund semi-annually on Form N-CSR and are available for download from both the SEC’s as well as each respective underlying fund’s website. Transactions in affiliated securities during the year ended June 30, 2023, were as follows (amounts in thousands):
Short-Term
Amount
Long-Term
Amount Total
INCORE Fund for Income ............................................... $ 133,680 $ 263,333 $ 397,013
INCORE Investment Grade Convertible Fund ................................. 4,852 13,536 18,388
Amount
THB US Small Opportunities Fund ........................................................................ $ 610
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Diversified Stock Fund ................................ $ 195,362 $ 82,360 $ (2,426) $ 79,934
Special Value Fund ................................... 29,545 11,876 (449) 11,427
THB US Small Opportunities Fund ....................... 13,585 6,358 (1,343) 5,015
Strategic Allocation Fund .............................. 22,517 4,326 (1,601) 2,725
INCORE Fund for Income ............................. 429,041 49 (51,659) (51,610)
INCORE Investment Grade Convertible Fund ............... 330,116 20,383 (19,511) 872
Fair Value
6/30/2022
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2023
Dividend
Income
Strategic Allocation Fund
Victory Global Energy Transition
Fund, Class Y .............. $ 1,440 $ 17 $ (76) $ 11 $ — $ 160 $ 1,552 $ 17
Victory INCORE Investment Grade
Convertible Fund, Class I ..... 1,524 46 (157) (31) 12 39 1,421 35
Victory INCORE Total Return Bond
Fund, Class R6 ............. 2,600 5,456 (222) (40) — (28) 7,766 210
Victory Integrity Discovery Fund,
Class Y .................. 919 86 (197) 33 43 (31) 810 19
Victory Market Neutral Income
Fund, Class I .............. 5,288 66 (5,165) (305) — 116 — 66
Victory RS Global Fund, Class Y .. 6,484 81 (585) 144 — 1,100 7,224 81
Victory RS Partners Fund, Class Y . 926 64 (169) 44 57 1 866 6
Victory Sophus Emerging Markets
Fund, Class R6 ............. 2,166 205 — — — 23 2,394 68

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
87
10. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Fair Value
6/30/2022
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2023
Dividend
Income
Victory Trivalent International
Small-Cap Fund, Class I ...... $ 1,383 $ 16 $ (48) $ 7 $ — $ 162 $ 1,520 $ 16
VictoryShares U.S. Multi-Factor
Minimum Volatility ETF ...... 1,779 — (263) 86 — 87 1,689 34
$ 24,509 $ 6,037 $ (6,882) $ (51) $ 112 $ 1,629
$ 25,242
$ 552

88
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory
Portfolios comprising the funds listed below (the “Funds”), as of June 30, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30,
2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the year ended October 31, 2018, and prior, were audited by other auditors whose report dated December
21, 2018, expressed an unqualified opinion on those financial highlights for all Funds other than Victory THB US Small Opportunities Fund.
The Victory THB US Small Opportunities Fund’s financial statements and financial highlights for the years ended October 31, 2020 and prior, were audited by other auditors whose report dated December 29, 2020, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 28, 2023
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
Victory Diversified Stock Fund,
Victory Special Value Fund,
Victory Strategic Allocation Fund,
Victory INCORE Fund for Income,
and Victory INCORE Investment
Grade Convertible Fund
For the year ended
June 30, 2023
For the year ended June 30, 2023,
the eight months ended June 30, 2022,
and year ended October 31, 2021
For the year ended June 30, 2023,
the eight months ended June 30,
2022, and years ended October 31,
2021, 2020, and 2019
Victory THB US Small Opportunities
Fund
For the year ended
June 30, 2023
For the year ended June 30, 2023,
the eight months ended June 30, 2022,
and year ended October 31, 2021
For the year ended June 30, 2023,
the eight months ended June 30, 2022,
and year ended October 31, 2021

Supplemental Information
June 30, 2023
Victory Portfolios
89
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 37 portfolios in the Trust, 26 portfolios in Victory Portfolios
II, and six portfolios in Victory Variable Insurance Funds, each a registered investment company that, together with the Trust, comprise the
Victory Fund Complex. David C. Brown is a Trustee of Victory Portfolios III and oversees 45 portfolios of the Victory Portfolios III. Each
Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee May 2005 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee August 2002 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee May 2005 Retired. None.
Dennis M. Bushe,
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee February 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee December 2008 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee November 1994 Private Investor. Chair (since 2013), Caledonia Mining
Corporation.
Advisory Trustee
Timothy Pettee,
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,**
(May 1972)
Trustee May 2008 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
June 30, 2023
Victory Portfolios
90
(Unaudited)
Officers:
The officers of the Trust, their date of birth, their commencement of service, and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.  The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective May 1, 2023, Christopher Dyer resigned as the President of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023* Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios II, Victory Portfolios III and Victory
Variable Insurance Funds.
Scott A. Stahorsky,
(July 1969)
Vice President December 2014 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios II, Victory
Portfolios III and Victory Variable Insurance Funds.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios II, Victory Portfolios
III and Victory Variable Insurance Funds.
Allan Shaer,
(March 1965)
Treasurer May 2017 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios II, Victory Portfolios III and
Victory Variable Insurance Funds.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer December 2017 Director, Fund and BD Finance, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2017-4/30/23); Chief
Financial Officer, Victory Capital Services, Inc. (since 2018). Mr.
Ponte also serves as Assistant Treasurer of Victory Portfolios II,
Victory Portfolios III and Victory Variable Insurance Funds.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios II, Victory Portfolios III and Victory Variable Insurance
Funds.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Deputy Chief Compliance Officer (July 2021-June 2022), Senior
Compliance Officer, the Adviser (2019-present); Compliance
Officer, the Adviser (2015-2019). Mr. Fox also serves as Chief
Compliance Officer for Victory Portfolios II, Victory Portfolios III
and Victory Variable Insurance Funds.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios II, Victory Portfolios III and Victory
Variable Insurance Funds.
Jay G. Baris,
(January 1954)
Assistant Secretary December 1997 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Portfolios
91
(Unaudited)
Supplemental Information — continued
June 30, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
Diversified Stock Fund
Class A ...............................
$ 1,000.00 $ 1,174.20 $ 1,019.49 $ 5.77 $ 5.36 1.07%
Class C ...............................
1,000.00 1,168.70 1,014.78 10.86 10.09 2.02%
Class I ...............................
1,000.00 1,175.60 1,020.68 4.48 4.16 0.83%
Class R ...............................
1,000.00 1,172.70 1,018.10 7.27 6.76 1.35%
Class R6 ..............................
1,000.00 1,176.30 1,020.93 4.21 3.91 0.78%
Class Y ...............................
1,000.00 1,175.60 1,020.48 4.69 4.36 0.87%
Special Value Fund
Class A ...............................
1,000.00 1,172.90 1,018.45 6.90 6.41 1.28%
Class C ...............................
1,000.00 1,167.90 1,014.38 11.29 10.49 2.10%
Class I ...............................
1,000.00 1,173.60 1,019.59 5.66 5.26 1.05%
Class R ...............................
1,000.00 1,170.90 1,016.86 8.61 8.00 1.60%
Class Y ...............................
1,000.00 1,174.40 1,019.98 5.23 4.86 0.97%
THB US Small Opportunities Fund
Class A ...............................
1,000.00 1,107.40 1,016.36 8.88 8.50 1.70%
Class I ...............................
1,000.00 1,109.40 1,018.60 6.54 6.26 1.25%

Supplemental Information — continued
June 30, 2023
Victory Portfolios
92
(Unaudited)
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
Strategic Allocation Fund
Class A ...............................
1,000.00 1,072.90 1,022.81 2.06 2.01 0.40%
Class C ...............................
1,000.00 1,068.80 1,019.09 5.90 5.76 1.15%
Class I ...............................
1,000.00 1,074.30 1,024.05 0.77 0.75 0.15%
Class R ...............................
1,000.00 1,071.90 1,021.57 3.34 3.26 0.65%
INCORE Fund for Income
Class A ...............................
1,000.00 1,012.30 1,020.28 4.54 4.56 0.91%
Class C ...............................
1,000.00 1,008.60 1,016.27 8.57 8.60 1.72%
Class I ...............................
1,000.00 1,013.60 1,021.67 3.15 3.16 0.63%
Class R ...............................
1,000.00 1,012.30 1,020.28 4.54 4.56 0.91%
Class R6 ..............................
1,000.00 1,012.20 1,021.67 3.14 3.16 0.63%
Class Y ...............................
1,000.00 1,011.80 1,021.32 3.49 3.51 0.70%
Member Class ..........................
1,000.00 1,011.50 1,021.03 3.79 3.81 0.76%
INCORE Investment Grade Convertible Fund
Class A ...............................
1,000.00 1,038.70 1,018.74 6.17 6.11 1.22%
Class I ...............................
1,000.00 1,040.20 1,020.18 4.70 4.66 0.93%
Member Class ..........................
1,000.00 1,039.00 1,019.34 5.56 5.51 1.10%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios
93
(Unaudited)
Supplemental Information — continued
June 30, 2023
Additional Federal Income Tax Information
For the year ended June 30, 2023, the following Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:
Dividends qualified for corporate dividends received deductions of:
For the year ended June 30, 2023, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended June 30, 2023, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
The following Funds intends to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per shares outstanding on June 30, 2023, were as follow:
Percent
Diversified Stock Fund ............................................................................... 100%
Special Value Fund .................................................................................. 100%
Strategic Allocation Fund ............................................................................. 56%
INCORE Investment Grade Convertible Fund .............................................................. 40%
Percent
Diversified Stock Fund ............................................................................... 100%
Special Value Fund .................................................................................. 100%
Strategic Allocation Fund ............................................................................. 100%
INCORE Investment Grade Convertible Fund .............................................................. 36%
Amount
Special Value Fund .................................................................................. 32
Strategic Allocation Fund ............................................................................. 3
INCORE Investment Grade Convertible Fund .............................................................. 285
Amount
Diversified Stock Fund ............................................................................... $ 24,000
Special Value Fund .................................................................................. 4,024
THB US Small Opportunities Fund ...................................................................... 5,254
Strategic Allocation Fund ............................................................................. 655
INCORE Investment Grade Convertible Fund .............................................................. 3,401
Foreign Source Income Foreign Tax Expense
Strategic Allocation Fund ..................................................... $ 0.06 $ 0.01

Victory Portfolios
94
(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Funds’ investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Funds’ investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds’ portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds’ LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in each Fund. During the review period, each Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds’ investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VP-AR (6/23)

June 30, 2023
Annual Report
Victory Sycamore Established Value Fund
Victory Sycamore Small Company Opportunity Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Shareholder Letter (Unaudited) 3
Managers’ Commentary / Investment Overview (Unaudited) 5
Investment Objectives and Portfolio Holdings (Unaudited) 9
Schedules of Portfolio Investments
Victory Sycamore Established Value Fund
11
Victory Sycamore Small Company Opportunity Fund
14
Financial Statements
Statements of Assets and Liabilities
18
Statements of Operations
19
Statements of Changes in Net Assets
20
Financial Highlights
23
Notes to Financial Statements 34
Report of Independent Registered Public Accounting Firm 42
Supplemental Information (Unaudited) 43
Trustee and Officer Information
43
Proxy Voting and Portfolio Holdings Information
45
Expense Examples
45
Additional Federal Income Tax Information
46
Liquidity Risk Management Program
47
Privacy Policy (inside back cover)

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

3
Victory Funds Letter to Shareholders
(Unaudited)
Dear Shareholder,
Our annual reporting period for the 12 months ended June 30, 2023, has been a tale of two markets. The dichotomy has been nothing short of remarkable.
Think back to the latter half of 2022. This was a very difficult time for investors, marked by an array of challenges that punished both bond and stock markets. The U.S. Federal Reserve (the “Fed”) was in the midst of a series of rate hikes—more aggressive than many investors had ever experienced. Inflation was raging and conjuring up memories of the 1970s. And if that wasn’t enough, a terrible war was taking place in Eastern Europe, while tensions between the world’s two largest economic powers, the
United States and China, were also on the rise.
It was not exactly a constructive environment for investors, and all of these issues created headwinds for both stocks and bonds.
It’s not often that stocks and bonds decline in tandem, and the traditional diversified portfolio of 60% equities/40% fixed income was suffering through one of its worst periods on record.
But when the calendar year flipped, so did the markets. During the first six months of 2023, financial markets exhibited greater stability and less volatility. Equities (including domestic, international and emerging markets) regained their footing and rebounded. In the United States, some of the most beaten-down growth sectors that were punished during the period of sharply rising interest rates led the market higher.
The market’s resiliency and strong rebound during the first two quarters of 2023 surprised many pundits. After all, there were ample challenges that could have undermined this rally, including unusual turmoil within the banking sector in March 2023 that resulted in the collapse of a few regional banks. Naturally, this ratcheted up volatility for a spell, but the Fed took the necessary steps to restore confidence in the banking sector and avoided a wider contagion. It also helped that the Fed paused its rate hikes as inflation data finally cooled.
Through all the ups and downs in these two very different environments, the S&P 500
®
Index, the most widely followed index
representing the domestic stock market, managed to deliver an impressive total return of more than 19% for our annual reporting period ended June 30, 2023. The Bloomberg U.S. Aggregate Bond Index—a proxy for a diversified fixed income portfolio and one that many investors and institutions follow closely—was basically unchanged during the same period at 0.94% (despite the volatility).
We don’t deny that this past annual reporting period was difficult. We realize that the bouts of stomach-churning volatility can take a toll on investors’ psyche. But even when markets snap back sharply as they have, investors often wonder if they have missed an opportunity. This reminds us of two enduring realities: 1) financial markets are dynamic and apt to change abruptly; 2)
it’s vital to remain calm and rational whenever faced with those inevitable times of turmoil.
Fortunately, we think that investors can take comfort knowing that all our Victory Capital independent investment franchises have experience managing portfolios through a variety of market environments. Our investment professionals remain calm during turbulent financial markets, and we think it’s imperative that investors do the same.
Of course, there are still uncertainties ahead. For example, is the Fed finished with its rate hikes? Will the impact of tighter lending standards ultimately result in slower growth and lower corporate profits? Is there another banking crisis lurking? Nobody really knows what the future will bring. That’s why we continue to advocate for a long-term plan, a well-diversified portfolio across asset classes and investment types, and a clear understanding of individual risk tolerances. These, in our opinion, are the key ingredients for staying the course and progressing on investment goals.

4
On the following pages you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. If you invest with us directly, you may call 800-539-3863 or visit our website at
vcm.com.
From all of us here at Victory Capital, thank you for letting us help you work toward your investment goals.
James De Vries
President,
Victory Funds

5
Victory Sycamore Established Value Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
A seismic shift in monetary policy impacted equity market performance in 2022. Market participants entered 2022 with a degree of uncertainty plaguing the backdrop. Chiefly, it was unclear how the market would endure a shift in monetary policy that would result in the withdrawal of unprecedented levels of stimulus from the economy. To recall, in 2021, the U.S. Federal
Reserve (the “Fed”) stuck to its message that inflation was “transitory” and should abate once supply chain issues were resolved.
However, stubborn inflation that persistently registered at a four-decade high debunked the notion that inflation was transitory.
Consequently, the Fed was forced to pursue the most aggressive tightening campaign since the early 1980s, which led to a spike in market volatility, and a sell-off during the year.
The first half of 2023 has also caught investors off guard. The rapid removal of liquidity from the financial system took a toll on growth and technology stocks. However, the sharp reversal of fortunes for high-growth technology stocks—thanks to Artificial
Intelligence (“AI”)—has caught some market participants off guard. On the surface, the market’s ability to shake off the most aggressive tightening campaign in four decades and dismiss turmoil in the banking sector earlier in the year to post stellar first-
half gains is puzzling to us.
Despite this unforeseen accomplishment, the market’s gains this year don’t necessarily paint an accurate picture of fundamentals.
Equity market gains have been driven by a narrow concentration of high-growth technology stocks (discussed later in this commentary). Looking under the hood, it becomes apparent that this level of narrow market breadth has not been observed since the Tech Bubble. Furthermore, crowding into Big Tech/AI-themed companies has resulted in significant expansion in
Technology-sector valuations. Essentially, investors are paying a hefty price for high growth. The key question heading into the back half of the year is whether this rally is sustainable given the extreme concentration of market internals and hefty valuations.
After a first half that defied expectations, investors must now grapple with whether the most red-flagged recession in history has been delayed or entirely averted.
How did Victory Sycamore Established Value Fund (the “Fund”) perform during the reporting period?
The Fund returned 13.27% (Class A at net asset value) for the fiscal year ended June 30, 2023, outperforming the Russell Midcap
®
Value Index (the “Index”), which returned 10.50% for the period.
What strategies did you employ during the reporting period?
The investment team employs a disciplined, bottom-up, fundamental process to invest in businesses that trade at a discount to the team’s estimate of intrinsic value and possess fundamental drivers that will narrow the valuation gap. By investing in businesses that exhibit these attributes, we seek to minimize downside risk without sacrificing the upside potential.
During the fiscal year, both sector allocation and stock selection were favorable, with sector allocation having a larger impact on relative outperformance. Sector weighting is a by-product of the bottom-up security selection process and not a result of top-
down tactical decisions. Index returns were positive across nine of the 11 major economic sectors and varied widely, with Fund exposure to five sectors outpacing the broader Russell 2000
®
Index. Industrials was the top-performing sector, posting a return of
34.52%. By contrast, Real Estate was the worst-performing sector for the period, returning -2.24%.
Specifically, for the Fund, an overweight in Industrials (the top-performing sector), as well as an underweight in the Real
Estate and Communication Services sectors contributed to relative outperformance for the period. However, stock selection in the Industrials sector partially offset the favorable impact of the overweight in the sector. Stock selection in the Information
Technology, Materials and Health Care sectors also augmented performance. Conversely, stock selection in the Consumer Staples and Energy sectors detracted from relative performance for the period.

6
Victory Sycamore Established Value Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Class C is not subject to an initial sales charge, but is subject to a deferred sales charge of 1.00% on shares redeemed within one year of purchase. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Sycamore Established Value Fund — Growth of $10,000
1
The Russell Midcap
®
Value Index is an unmanaged Index that measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap
®
Index companies with relatively lower price-to-book ratios and lower forecasted growth values. Index results assume the reinvestment of dividends paid on the stocks constituting the index. This Index does not include the effect of sales charges, commissions, expenses, or taxes, is not representative of the Fund and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class C Class I Class R Class R6 Class Y
INCEPTION DATE 5/5/00 3/1/16 3/1/10 8/16/83 3/4/14 1/28/13
Net Asset
Value
Maxim um
Offering
Price
Net Asset
Value
Contingent
Deferred
Charges
Net Asset
Value
Net Asset
Value
Net Asset
Value
Net Asset
Value
Russell Midcap
®
Value Index
1
One Year 13.27% 6.75% 12.40% 11.40% 13.64% 13.02% 13.68% 13.54% 10.50%
Five Year 10.23% 8.93% 9.39% 9.39% 10.58% 10.00% 10.61% 10.54% 6.84%
Ten Year 11.87% 11.21% N/A N/A 12.23% 11.65% N/A 12.16% 9.03%
Since Inception N/A N/A 11.67% 11.67% N/A N/A 11.04% N/A N/A

7
Victory Sycamore Small Company Opportunity Fund
Managers’ Commentary
(Unaudited)
What were the market conditions during the reporting period?
A seismic shift in monetary policy impacted equity market performance in 2022. Market participants entered 2022 with a degree of uncertainty plaguing the backdrop. Chiefly, it was unclear how the market would endure a shift in monetary policy that would result in the withdrawal of unprecedented levels of stimulus from the economy. To recall, in 2021, the U.S. Federal
Reserve (the “Fed”) stuck to its message that inflation was “transitory” and should abate once supply chain issues were resolved.
However, stubborn inflation that persistently registered at a four-decade high debunked the notion that inflation was transitory.
Consequently, the Fed was forced to pursue the most aggressive tightening campaign since the early 1980s, which led to a spike in market volatility, and a sell-off during the year.
The first half of 2023 has also caught investors off guard. The rapid removal of liquidity from the financial system took a toll on growth and technology stocks. However, the sharp reversal of fortunes for high-growth technology stocks—thanks to Artificial
Intelligence (“AI”)—has caught some market participants off guard. On the surface, the market’s ability to shake off the most aggressive tightening campaign in four decades and dismiss turmoil in the banking sector earlier in the year to post stellar first-
half gains is puzzling to us.
Despite this unforeseen accomplishment, the market’s gains this year don’t necessarily paint an accurate picture of fundamentals.
Equity market gains have been driven by a narrow concentration of high-growth technology stocks (discussed later in this commentary). Looking under the hood, it becomes apparent that this level of narrow market breadth has not been observed since the Tech Bubble. Furthermore, crowding into Big Tech/AI-themed companies has resulted in significant expansion in
Technology-sector valuations. Essentially, investors are paying a hefty price for high growth. The key question heading into the back half of the year is whether this rally is sustainable given the extreme concentration of market internals and hefty valuations.
After a first half that defied expectations, investors must now grapple with whether the most red-flagged recession in history has been delayed or entirely averted.
How did Victory Sycamore Small Company Opportunity Fund (the “Fund”) perform during the reporting period?
The Fund returned 12.08% (Class A at net asset value) for the fiscal year ended June 30, 2023, outperforming the Russell 2000
®
Value Index (the “Index”), which returned 6.01% for the period.
What strategies did you employ during the reporting period?
The investment team employs a disciplined, bottom-up, fundamental process to invest in businesses that trade at a discount to the team’s estimate of intrinsic value and possess fundamental drivers that will narrow the valuation gap. By investing in businesses that exhibit these attributes, we seek to minimize downside risk without sacrificing the upside potential.
During the fiscal year, both sector allocation and stock selection were favorable, with sector allocation having a larger impact on relative outperformance. Sector weighting is a by-product of the bottom-up security selection process and not a result of top-down tactical decisions. Index returns were positive across five of the 11 major economic sectors and varied widely, with Fund exposure to each of those five sectors outpacing the broader Russell 2000
®
Index. Energy was the top-performing sector, posting a return of
31.14%. By contrast, Communication Services was the worst-performing sector for the period, returning -11.78%.
Specifically, for the Fund, an overweight in the Industrials, Information Technology, and Materials sectors, as well as an underweight in the Financials and Health Care sectors contributed to relative outperformance for the period. However, stock selection in the Financials sector partially offset the favorable impact of the underweight exposure to the sector. Stock selection in the Industrials and Consumer Staples sectors also augmented performance. Conversely, stock selection in the Consumer
Discretionary and Energy sectors detracted from relative return. An underweight in Energy (the top-performing sector) also had an unfavorable impact.

8
Victory Sycamore Small Company Opportunity Fund
Investment Overview
(Unaudited)
The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit vcm.com.
The maximum offering price ("MOP") figures reflect a maximum sales charge of 5.75% for Class A. Net Asset Value does not reflect sales charges.
Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any.
The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. Generally Accepted Accounting
Principles or the deduction of taxes that a shareholder would pay on net investment income and realized capital gain distributions, including reinvested distributions, or redemptions of shares. The total return figures set forth above include all waivers of fees. Without such fee waivers, the total returns would have been lower.
Victory Sycamore Small Company Opportunity Fund — Growth of $10,000
1
The Russell 2000
®
Value Index is an unmanaged index that measures the performance of the small-cap value segment of the U.S. equity universe.
It includes those Russell 2000
®
Index companies with lower price-to-book ratios and lower forecasted growth values. Index results assume the reinvestment of dividends paid on the stocks constituting the index. This index does not include the effect of sales charges, com missions, expenses, or taxes, is not representative of the Fund, and it is not possible to invest directly in an index.
The graph reflects investment growth of a hypothetical $10,000 investment in the Fund.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares.
Past performance is not indicative of future results.
Average Annual Total Return
Year Ended June 30, 2023
Class A Class I Class R Class R6 Class Y
INCEPTION DATE 3/26/99 8/31/07 8/16/83 12/14/15 1/28/13
Net Asset
Value
Maximum
Offering
Price
Net Asset
Value
Net Asset
Value
Net Asset
Value
Net Asset
Value
Russell 2000
®
Value Index
1
One Year 12.08% 5.63% 12.50% 11.89% 12.51% 12.40% 6.01%
Five Year 7.05% 5.79% 7.42% 6.86% 7.47% 7.31% 3.54%
Ten Year 10.18% 9.53% 10.55% 9.95% N/A 10.39% 7.29%
Since Inception N/A N/A N/A N/A 10.89% N/A N/A

9
Victory Portfolios
Victory Sycamore Established Value Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth by investing primarily in common stocks.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Ross Stores, Inc.
1.8%
Yum! Brands, Inc.
1.8%
Flex Ltd.
1.8%
MKS Instruments, Inc.
1.7%
Textron, Inc.
1.7%
NNN REIT, Inc.
1.7%
Lamar Advertising Co., Class A
1.7%
Quest Diagnostics, Inc.
1.7%
BorgWarner, Inc.
1.6%
Alliant Energy Corp.
1.6%
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

10
Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
iShares Russell 2000 Value ETF
1.5%
UFP Industries, Inc.
1.4%
Mattel, Inc.
1.4%
Werner Enterprises, Inc.
1.4%
Cohu, Inc.
1.4%
Kulicke & Soffa Industries, Inc.
1.4%
Advanced Energy Industries, Inc.
1.4%
Sonoco Products Co.
1.4%
SouthState Corp.
1.4%
Maximus, Inc.
1.4%

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Sycamore Established Value Fund
11
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (96.7%)
Aerospace & Defense (1.7%):
Textron, Inc. .......................................................... 4,540,000 $ 307,040
Building Products (2.3%):
Carrier Global Corp. ..................................................... 4,350,000 216,239
Owens Corning ........................................................ 1,500,000 195,750
411,989
Commercial Services & Supplies (1.4%):
Republic Services, Inc. ................................................... 1,635,000 250,433
Communication Services (1.0%):
Live Nation Entertainment, Inc. (a) ........................................... 2,000,000 182,220
Consumer Discretionary (11.0%):
Aptiv PLC (a) .......................................................... 2,405,000 245,526
BorgWarner, Inc. ....................................................... 6,056,500 296,223
Darden Restaurants, Inc. .................................................. 1,265,000 211,356
Hilton Worldwide Holdings, Inc. ............................................ 1,205,000 175,388
Ralph Lauren Corp. ..................................................... 1,830,000 225,639
Ross Stores, Inc. ....................................................... 2,915,000 326,859
Tapestry, Inc. .......................................................... 4,120,000 176,336
Yum! Brands, Inc. ...................................................... 2,292,000 317,557
1,974,884
Consumer Staples (3.4%):
BJ's Wholesale Club Holdings, Inc. (a) ........................................ 2,335,000 147,129
Sysco Corp. ........................................................... 3,776,000 280,179
Tyson Foods, Inc. , Class A ................................................ 3,475,000 177,364
604,672
Electrical Equipment (1.0%):
Hubbell, Inc. .......................................................... 539,000 178,711
Energy (2.8%):
Coterra Energy, Inc. ..................................................... 10,570,000 267,421
Devon Energy Corp. ..................................................... 4,825,000 233,241
500,662
Financials (13.7%):
American Financial Group, Inc. ............................................. 2,405,000 285,594
Everest Re Group Ltd. ................................................... 785,000 268,360
Global Payments, Inc. .................................................... 2,285,000 225,118
Huntington Bancshares, Inc. ............................................... 8,200,000 88,396
Old Republic International Corp. ............................................ 10,325,000 259,880
Prosperity Bancshares, Inc. ................................................ 3,832,000 216,432
T. Rowe Price Group, Inc. ................................................. 2,065,000 231,321
The Bank of New York Mellon Corp. ......................................... 5,775,000 257,103
The Hartford Financial Services Group, Inc. .................................... 2,470,000 177,890
The Progressive Corp. ................................................... 1,860,000 246,208
WR Berkley Corp. ...................................................... 3,325,000 198,037
2,454,339
Ground Transportation (2.6%):
J.B. Hunt Transport Services, Inc. ........................................... 1,508,000 272,993
Landstar System, Inc. .................................................... 1,040,000 200,242
473,235
Health Care (7.1%):
Hologic, Inc. (a) ........................................................ 2,990,000 242,100
Molina Healthcare, Inc. (a) ................................................ 610,000 183,756
Quest Diagnostics, Inc. ................................................... 2,140,000 300,799
The Cooper Cos., Inc. .................................................... 653,000 250,380

Victory Portfolios
Victory Sycamore Established Value Fund
12
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Zimmer Biomet Holdings, Inc. ............................................. 1,960,000 $ 285,376
1,262,411
Information Technology (10.1%):
Amphenol Corp. , Class A ................................................. 3,400,000 288,830
Flex Ltd. (a) ........................................................... 11,376,000 314,433
Hewlett Packard Enterprise Co. ............................................. 10,700,000 179,760
MKS Instruments, Inc. ................................................... 2,880,000 311,328
Motorola Solutions, Inc. .................................................. 615,000 180,367
Skyworks Solutions, Inc. ................................................. 2,540,000 281,152
Western Digital Corp. (a) .................................................. 6,700,000 254,131
1,810,001
Machinery (7.9%):
AGCO Corp. .......................................................... 1,628,400 214,004
Lincoln Electric Holdings, Inc. ............................................. 895,000 177,774
Oshkosh Corp. ......................................................... 1,804,000 156,208
Parker-Hannifin Corp. ................................................... 378,000 147,435
The Middleby Corp. (a) ................................................... 1,900,000 280,877
The Toro Co. .......................................................... 2,166,000 220,174
Xylem, Inc. ........................................................... 1,945,000 219,046
1,415,518
Materials (10.6%):
AptarGroup, Inc. ....................................................... 1,800,000 208,548
Avery Dennison Corp. ................................................... 1,585,000 272,303
Crown Holdings, Inc. .................................................... 3,065,000 266,256
Franco-Nevada Corp. .................................................... 1,770,000 252,402
Packaging Corp. of America ............................................... 2,020,000 266,963
Reliance Steel & Aluminum Co. ............................................ 530,000 143,943
RPM International, Inc. .................................................. 2,500,000 224,325
Westlake Corp. ........................................................ 2,200,000 262,834
1,897,574
Passenger Airlines (1.6%):
Alaska Air Group, Inc. (a) ................................................. 5,420,000 288,236
Professional Services (6.8%):
FTI Consulting, Inc. (a) ................................................... 805,000 153,111
Genpact Ltd. .......................................................... 6,365,000 239,133
Leidos Holdings, Inc. .................................................... 3,055,000 270,306
ManpowerGroup, Inc. ................................................... 2,040,000 161,976
Maximus, Inc. ......................................................... 2,963,000 250,403
TransUnion ........................................................... 1,774,000 138,958
1,213,887
Real Estate (8.6%):
Alexandria Real Estate Equities, Inc. ......................................... 2,485,000 282,023
American Homes 4 Rent , Class A ........................................... 3,941,000 139,709
Camden Property Trust ................................................... 2,428,000 264,336
Equity LifeStyle Properties, Inc. ............................................ 3,725,000 249,165
Lamar Advertising Co. , Class A ............................................. 3,045,000 302,216
NNN REIT, Inc. ........................................................ 7,070,000 302,525
1,539,974
Utilities (3.1%):
Alliant Energy Corp. .................................................... 5,580,000 292,838
Xcel Energy, Inc. ....................................................... 4,345,000 270,129
562,967
Total Common Stocks (Cost $14,231,311)
a
a
a
17,328,753

Victory Portfolios
Victory Sycamore Established Value Fund
13
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Exchange-Traded Funds (1.1%)
iShares Russell Mid-Cap Value ETF ......................................... 1,730,000 $ 190,023
Total Exchange-Traded Funds (Cost $129,378)
a
a
a
190,023
Total Investments (Cost $14,360,689) — 97.8% 17,518,776
Other assets in excess of liabilities — 2.2% 393,729
NET ASSETS - 100.00% $ 17,912,505
(a) Non-income producing security.
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
14
(Amounts in Thousands, Except for Shares)
See notes to financial statements.
Security Description Shares Value
Common Stocks (96.1%)
Aerospace & Defense (1.7%):
Hexcel Corp. .......................................................... 950,000 $ 72,219
Mercury Systems, Inc.(a) ................................................. 1,315,000 45,486
117,705
Air Freight & Logistics (1.7%):
Forward Air Corp. ...................................................... 405,000 42,975
Hub Group, Inc., Class A(a) ............................................... 942,000 75,661
118,636
Building Products (2.9%):
Gibraltar Industries, Inc.(a) ................................................ 1,030,000 64,808
Hayward Holdings, Inc.(a) ................................................ 2,794,700 35,912
UFP Industries, Inc. ..................................................... 1,025,000 99,476
200,196
Commercial Services & Supplies (1.8%):
ABM Industries, Inc. .................................................... 1,055,000 44,996
UniFirst Corp. ......................................................... 291,200 45,139
Viad Corp.(a)(b) ........................................................ 1,306,900 35,129
125,264
Communication Services (0.7%):
The E.W. Scripps Co., Class A(a)(b) ......................................... 5,375,000 49,181
Construction & Engineering (0.9%):
EMCOR Group, Inc. .................................................... 204,000 37,695
MYR Group, Inc.(a) ..................................................... 175,000 24,210
61,905
Consumer Discretionary (8.9%):
Choice Hotels International, Inc. ............................................ 581,000 68,279
Columbia Sportswear Co. ................................................. 1,105,500 85,389
Foot Locker, Inc. ....................................................... 1,275,000 34,565
Helen of Troy Ltd.(a) .................................................... 240,000 25,925
LCI Industries ......................................................... 365,000 46,121
Mattel, Inc.(a) ......................................................... 5,040,200 98,485
Murphy USA, Inc. ...................................................... 178,000 55,378
Signet Jewelers Ltd. ..................................................... 1,148,100 74,925
Texas Roadhouse, Inc. ................................................... 492,800 55,332
Visteon Corp.(a) ........................................................ 511,100 73,399
617,798
Consumer Staples (4.2%):
Casey's General Stores, Inc. ............................................... 246,000 59,994
Central Garden & Pet Co., Class A(a)(b) ...................................... 2,365,000 86,228
Ingredion, Inc. ......................................................... 625,000 66,219
Lancaster Colony Corp. .................................................. 145,000 29,158
Performance Food Group Co.(a) ............................................ 880,000 53,011
294,610
Electrical Equipment (0.5%):
NEXTracker, Inc., Class A(a)(c) ............................................ 907,671 36,134
Energy (3.8%):
Delek U.S. Holdings, Inc. ................................................. 1,978,200 47,378
Magnolia Oil & Gas Corp., Class A .......................................... 4,518,000 94,426
Matador Resources Co. ................................................... 1,100,000 57,552
PDC Energy, Inc. ....................................................... 962,000 68,437
267,793
Financials (14.4%):
AMERISAFE, Inc.(b) .................................................... 1,020,000 54,386
Bank of Hawaii Corp.(c) .................................................. 1,391,000 57,351

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
15
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Cohen & Steers, Inc. .................................................... 1,223,000 $ 70,922
First American Financial Corp. ............................................. 1,265,000 72,130
Independent Bank Corp. .................................................. 1,415,000 62,982
Lakeland Financial Corp. ................................................. 850,000 41,242
Primerica, Inc. ......................................................... 273,000 53,988
Renasant Corp. ........................................................ 1,798,000 46,982
Ryan Specialty Holdings, Inc.(a) ............................................ 1,161,900 52,158
Safety Insurance Group, Inc.(b) ............................................. 805,000 57,734
Selective Insurance Group, Inc. ............................................. 725,000 69,564
SouthState Corp. ....................................................... 1,453,000 95,607
Stewart Information Services Corp. .......................................... 914,000 37,602
The Hanover Insurance Group, Inc. .......................................... 610,000 68,948
UMB Financial Corp. .................................................... 1,180,000 71,862
Wintrust Financial Corp. .................................................. 1,230,000 89,323
1,002,781
Ground Transportation (2.4%):
Marten Transport Ltd. .................................................... 3,183,000 68,434
Werner Enterprises, Inc. .................................................. 2,210,000 97,638
166,072
Health Care (4.7%):
AngioDynamics, Inc.(a) .................................................. 1,094,000 11,411
Charles River Laboratories International, Inc.(a) ................................. 271,000 56,978
Chemed Corp. ......................................................... 93,000 50,375
ICU Medical, Inc.(a) .................................................... 475,000 84,640
Integer Holdings Corp.(a) ................................................. 935,000 82,850
Integra LifeSciences Holdings Corp.(a) ....................................... 920,000 37,840
324,094
Information Technology (12.5%):
Advanced Energy Industries, Inc. ........................................... 865,000 96,404
Ciena Corp.(a) ......................................................... 1,550,000 65,860
Cohu, Inc.(a) .......................................................... 2,348,000 97,583
Fabrinet(a) ............................................................ 558,050 72,480
Kulicke & Soffa Industries, Inc. ............................................. 1,629,200 96,856
Littelfuse, Inc. ......................................................... 317,000 92,345
MaxLinear, Inc.(a) ...................................................... 1,570,000 49,549
NETGEAR, Inc.(a)(b) ................................................... 1,492,450 21,133
Perficient, Inc.(a) ....................................................... 697,000 58,081
Plexus Corp.(a) ........................................................ 270,000 26,525
Rogers Corp.(a) ........................................................ 455,000 73,678
ScanSource, Inc.(a)(b) ................................................... 1,481,000 43,778
Verint Systems, Inc.(a) ................................................... 2,255,025 79,061
873,333
Machinery (8.1%):
Alamo Group, Inc. ...................................................... 298,099 54,823
Astec Industries, Inc.(b) .................................................. 1,480,000 67,251
Columbus McKinnon Corp. ............................................... 710,000 28,862
Crane Co. ............................................................ 654,000 58,285
Crane NXT Co. ........................................................ 810,000 45,716
Hillenbrand, Inc. ....................................................... 1,630,000 83,586
John Bean Technologies Corp. .............................................. 291,000 35,298
Kennametal, Inc. ....................................................... 2,181,500 61,933
Mueller Industries, Inc. ................................................... 595,000 51,932
Watts Water Technologies, Inc., Class A ....................................... 430,000 79,004
566,690
Materials (10.8%):
AdvanSix, Inc. ......................................................... 1,273,000 44,529
Eagle Materials, Inc. ..................................................... 400,000 74,568
Ingevity Corp.(a) ....................................................... 860,000 50,018
Innospec, Inc. ......................................................... 855,000 85,876
Kaiser Aluminum Corp.(b) ................................................ 845,000 60,536

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
16
(Amounts in Thousands, Except for Shares)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Minerals Technologies, Inc. ................................................ 1,223,000 $ 70,555
Silgan Holdings, Inc. .................................................... 1,530,000 71,742
Sonoco Products Co. .................................................... 1,625,000 95,907
Summit Materials, Inc., Class A(a) .......................................... 2,075,000 78,539
TriMas Corp.(b) ........................................................ 2,364,900 65,011
Worthington Industries, Inc. ............................................... 810,000 56,271
753,552
Professional Services (3.4%):
ASGN, Inc.(a) ......................................................... 335,000 25,336
CBIZ, Inc.(a) .......................................................... 840,000 44,755
ICF International, Inc. ................................................... 555,000 69,037
Maximus, Inc. ......................................................... 1,120,000 94,651
233,779
Real Estate (6.2%):
Apple Hospitality REIT, Inc. ............................................... 3,918,000 59,201
Colliers International Group, Inc. ........................................... 496,000 48,702
Corporate Office Properties Trust ............................................ 2,855,000 67,807
Cushman & Wakefield PLC(a) ............................................. 3,145,000 25,726
First Industrial Realty Trust, Inc. ............................................ 1,095,100 57,646
Four Corners Property Trust, Inc. ............................................ 3,235,000 82,169
Rayonier, Inc. ......................................................... 2,900,000 91,060
432,311
Trading Companies & Distributors (2.9%):
Applied Industrial Technologies, Inc. ......................................... 305,000 44,173
Core & Main, Inc., Class A(a) .............................................. 3,015,000 94,490
McGrath RentCorp ...................................................... 646,000 59,742
198,405
Utilities (3.6%):
ALLETE, Inc. ......................................................... 758,600 43,976
IDACORP, Inc. ........................................................ 520,000 53,352
MGE Energy, Inc. ...................................................... 560,000 44,302
NorthWestern Corp. ..................................................... 1,145,000 64,990
ONE Gas, Inc. ......................................................... 600,000 46,086
252,706
Total Common Stocks (Cost $5,823,951)
a
a
a
6,692,945
Exchange-Traded Funds (1.5%)
iShares Russell 2000 Value ETF ............................................ 740,000 104,192
Total Exchange-Traded Funds (Cost $100,079)
a
a
a
104,192
Collateral for Securities Loaned (0.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(d) ........ 8,075,993 8,076
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(d) ............ 8,075,993 8,076
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(d) ............... 8,075,993 8,076
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(d) . 8,075,993 8,076
Total Collateral for Securities Loaned (Cost $32,304)
a
a
a
32,304
Total Investments (Cost $5,956,334) — 98.1% 6,829,441
Other assets in excess of liabilities — 1.9% 135,320
NET ASSETS - 100.00% $ 6,964,761
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) Affiliated security. (See Note 8 in the Notes to Financial Statements)
(c) All or a portion of this security is on loan.

Victory Portfolios
Victory Sycamore Small Company Opportunity Fund
17
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
(d) Rate disclosed is the daily yield on June 30, 2023.
ETF—Exchange-Traded Fund
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Statements of Assets and Liabilities
June 30, 2023
18
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands, Except Per Share Amounts)
Victory Sycamore
Established Value
Fund
Victory Sycamore
Small Company
Opportunity Fund
Assets:
Affiliated investments, at value (Cost $— and $614,202) $ — $ 540,367
Unaffiliated investments, at value (Cost $14,360,689 and $5,342,132) 17,518,776 6,289,074 (a)
Cash 379,087 179,729
Receivables:
Interest and dividends 23,039 5,106
Capital shares issued 18,123 17,225
Investments sold 67,690 30,604
Prepaid expenses 278 124
Total Assets 18,006,993 7,062,229
Liabilities:
Payables:
Collateral received on loaned securities — 32,304
Investments purchased 64,115 48,295
Capital shares redeemed 20,976 11,522
Accrued expenses and other payables:
Investment advisory fees 6,475 4,231
Administration fees 778 302
Custodian fees 190 75
Transfer agent fees 972 346
Compliance fees 13 5
Trustees' fees — 2
12b-1 fees 350 80
Other accrued expenses 619 306
Total Liabilities 94,488 97,468
Commitments and contingencies (Note 4 )
Net Assets:
Capital 14,418,885 5,815,504
Total accumulated earnings/(loss) 3,493,620 1,149,257
Net Assets $ 17,912,505 $ 6,964,761
Net Assets
Class A $ 1,630,578 $ 325,166
Class C 49,142 —
Class I 5,229,565 3,366,480
Class R 818,127 238,440
Class R6 9,353,327 2,950,933
Class Y 831,766 83,742
Total $ 17,912,505 $ 6,964,761
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 35,310 6,869
Class C 1,097 —
Class I 113,155 70,022
Class R 18,044 5,525
Class R6 202,284 61,487
Class Y 18,001 1,758
Total 387,891 145,661
Net asset value, offering (except Class A) and redemption price per share: (b)
Class A $ 46 .18 $ 47 .34
Class C(c) 44 .80 —
Class I 46 .22 48 .08
Class R 45 .34 43 .16
Class R6 46 .24 47 .99
Class Y 46 .21 47 .65
Maximum Sales Charge — Class A 5 .75% 5 .75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 49 .00 $ 50 .23
(a) Includes $30,996 thousand of securities on loan.
(b) Per share amount may not recalculate due to rounding of net assets and/or shares outstanding.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Year Ended June 30, 2023
19
See notes to financial statements.
Victory Portfolios
(Amounts in Thousands)
Victory Sycamore
Established Value
Fund
Victory Sycamore
Small Company
Opportunity Fund
Investment Income:
Dividends from affiliated investments
$ — $ 11,198
Dividends from unaffiliated investments 346,912 89,663
Interest from unaffiliated investments 7,631 3,067
Interfund lending 274 —
Securities lending (net of fees) 2 66
Foreign tax withholding (303) (20)
Total Income 354,516 103,974
Expenses:
Investment advisory fees 75,565 49,383
Administration fees 9,201 3,586
Sub-Administration fees 17 17
12b-1 fees — Class A 4,099 844
12b-1 fees — Class C 537 —
12b-1 fees — Class R 4,050 1,137
Custodian fees 710 277
Transfer agent fees — Class A 1,961 553
Transfer agent fees — Class C 56 —
Transfer agent fees — Class I 2,681 1,790
Transfer agent fees — Class R 574 191
Transfer agent fees — Class R6 236 54
Transfer agent fees — Class Y 863 46
Trustees' fees 873 345
Compliance fees 150 58
Legal and audit fees 736 294
State registration and filing fees 443 197
Other expenses 1,811 805
Total Expenses 104,563 59,577
Expenses waived/reimbursed by Adviser — —
Net Expenses 104,563 59,577
Net Investment Income (Loss) 249,953 44,397
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from affiliated investment securities — (28,014)
Net realized gains (losses) from
unaffiliated
investment securities 677,429 384,861
Net change in unrealized appreciation/depreciation on affiliated investment securities — (17,006)
Net change in unrealized appreciation/depreciation on
unaffiliated
investment securities 1,138,761 342,043
Net realized/unrealized gains (losses) on investments 1,816,190 681,884
Change in net assets resulting from operations $ 2,066,143 $ 726,281

20
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory Sycamore Established Value Fund
Victory Sycamore Small Company Opportunity
Fund
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 249,953 $ 197,214 $ 230,697 $ 44,397 $ 22,840 $ 25,280
Net realized gains (losses) 677,429 807,625 1,200,711 356,847 296,749 891,810
Net change in unrealized appreciation/
depreciation 1,138,761 (2,292,300) 4,048,780 325,037 (1,050,009) 1,501,409
Change in net assets resulting from operations 2,066,143 (1,287,461) 5,480,188 726,281 (730,420) 2,418,499
Distributions to Shareholders:
Class A (121,474) (133,887) (82,155) (18,364) (47,738) (2,698)
Class C (3,761) (4,853) (2,825) — — —
Class I (385,591) (417,771) (215,656) (187,305) (441,801) (30,516)
Class R (58,628) (70,658) (38,781) (12,849) (31,189) (1,442)
Class R6 (655,318) (605,531) (304,092) (139,713) (301,383) (20,349)
Class Y (54,439) (65,807) (38,108) (1,880) (3,832) (228)
Change in net assets resulting from distributions to
shareholders (1,279,211) (1,298,507) (681,617) (360,111) (825,943) (55,233)
Change in net assets resulting from capital
transactions 2,002,152 1,178,947 1,258,292 708,643 372,862 (135,276)
Change in net assets 2,789,084 (1,407,021) 6,056,863 1,074,813 (1,183,501) 2,227,990
Net Assets:
Beginning of period 15,123,421 16,530,442 10,473,579 5,889,948 7,073,449 4,845,459
End of period $ 17,912,505 $ 15,123,421 $ 16,530,442 $ 6,964,761 $ 5,889,948 $ 7,073,449
(a) The Fund’s fiscal year-end changed from October 31 to June 30.

21
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sycamore Established Value Fund
Victory Sycamore Small Company Opportunity
Fund
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Capital Transactions:
Class A
Proceeds from shares issued $ 330,665 $ 245,246 $ 316,369 $ 58,934 $ 44,532 $ 91,245
Distributions reinvested 103,597 113,795 69,394 15,363 39,941 2,255
Cost of shares redeemed (419,243) (340,316) (578,155) (98,331) (90,673) (161,535)
Total Class A $ 15,019 $ 18,725 $ (192,392) $ (24,034) $ (6,200) $ (68,035)
Class C
Proceeds from shares issued $ 939 $ 592 $ 1,691 $ — $ — $ —
Distributions reinvested 3,719 4,723 2,735 — — —
Cost of shares redeemed (13,782) (7,323) (14,289) — — —
Total Class C $ (9,124) $ (2,008) $ (9,863) $ — $ — $ —
Class I
Proceeds from shares issued $ 1,117,378 $ 766,087 $ 1,448,698 $ 614,532 $ 369,880 $ 753,269
Distributions reinvested 326,331 353,839 184,882 176,102 415,540 28,267
Cost of shares redeemed (1,259,865) (808,277) (1,151,120) (828,807) (579,228) (917,576)
Total Class I $ 183,844 $ 311,649 $ 482,460 $ (38,173) $ 206,192 $ (136,040)
Class R
Proceeds from shares issued $ 160,411 $ 111,462 $ 184,333 $ 52,627 $ 23,918 $ 45,316
Distributions reinvested 57,941 69,760 38,246 12,798 30,913 1,426
Cost of shares redeemed (221,371) (197,799) (206,480) (48,409) (45,240) (83,973)
Total Class R $ (3,019) $ (16,577) $ 16,099 $ 17,016 $ 9,591 $ (37,231)
Class R6
Proceeds from shares issued $ 2,483,614 $ 1,550,645 $ 2,058,418 $ 1,033,733 $ 470,668 $ 696,838
Distributions reinvested 641,456 593,853 298,880 134,920 289,072 19,320
Cost of shares redeemed (1,520,793) (1,107,054) (1,400,472) (472,980) (593,800) (617,635)
Total Class R6 $ 1,604,277 $ 1,037,444 $ 956,826 $ 695,673 $ 165,940 $ 98,523
Class Y
Proceeds from shares issued $ 277,605 $ 179,349 $ 367,701 $ 68,434 $ 3,483 $ 15,804
Distributions reinvested 49,666 61,791 36,208 1,749 3,515 207
Cost of shares redeemed (116,116) (411,426) (398,747) (12,022) (9,659) (8,504)
Total Class Y $ 211,155 $ (170,286) $ 5,162 $ 58,161 $ (2,661) $ 7,507
Change in net assets resulting from capital
transactions $ 2,002,152 $ 1,178,947 $ 1,258,292 $ 708,643 $ 372,862 $ (135,276)

22
(Amounts in Thousands)
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory Sycamore Established Value Fund
Victory Sycamore Small Company Opportunity
Fund
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Share Transactions:
Class A
Issued 7,209 5,021 6,696 1,252 885 1,750
Reinvested 2,265 2,352 1,666 327 797 49
Redeemed (9,209) (6,968) (12,340) (2,104) (1,799) (3,154)
Total Class A 265 405 (3,978) (525) (117) (1,355)
Class C
Issued 21 13 37 — — —
Reinvested 84 100 69 — — —
Redeemed (313) (155) (315) — — —
Total Class C (208) (42) (209) — — —
Class I
Issued 24,373 15,699 30,624 12,808 7,249 14,282
Reinvested 7,128 7,313 4,393 3,690 8,163 605
Redeemed (27,604) (16,639) (24,567) (17,478) (11,418) (17,329)
Total Class I 3,897 6,373 10,450 (980) 3,994 (2,442)
Class R
Issued 3,560 2,308 4,046 1,236 517 918
Reinvested 1,290 1,466 935 299 673 33
Redeemed (4,884) (4,128) (4,524) (1,124) (982) (1,751)
Total Class R (34) (354) 457 411 208 (800)
Class R6
Issued 54,188 31,742 43,452 21,692 9,073 12,955
Reinvested 14,006 12,274 7,091 2,832 5,687 414
Redeemed (33,265) (22,709) (30,224) (9,919) (11,893) (11,730)
Total Class R6 34,929 21,307 20,319 14,605 2,867 1,639
Class Y
Issued 6,052 3,648 7,724 1,449 69 320
Reinvested 1,085 1,275 861 37 70 4
Redeemed (2,552) (8,422) (8,452) (258) (194) (160)
Total Class Y 4,585 (3,499) 133 1,228 (55) 164
Change in Shares 43,434 24,190 27,172 14,739 6,897 (2,794)
(a) The Fund’s fiscal year-end changed from October 31 to June 30.

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
23
See notes to financial statements.
Victory Sycamore Established Value Fund
Class A
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $43.91 $51.62 $35.75 $40.09 $39.52 $40.01
Investment Activities:
Net investment income (loss)(b) 0.55 0.49 0.62 0.48 0.40 0.35
Net realized and unrealized gains (losses) 5.21 (4.29) 17.44 (2.44) 3.61 0.48
Total from Investment Activities 5.76 (3.80) 18.06 (1.96) 4.01 0.83
Distributions to Shareholders from:
Net investment income (0.55) (0.60) (0.52) (0.48) (0.39) (0.33)
Net realized gains (2.94) (3.31) (1.67) (1.90) (3.05) (0.99)
Total Distributions (3.49) (3.91) (2.19) (2.38) (3.44) (1.32)
Net Asset Value, End of Period $46.18 $43.91 $51.62 $35.75 $40.09 $39.52
Total Return (excludes sales charge)(c)(d) 13.27% (7.99)% 52.05% (5.22)% 11.96% 2.01%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.90% 0.90% 0.90% 0.92% 0.92% 0.89%
Net Investment Income (Loss)(e) 1.21% 1.52% 1.32% 1.34% 1.06% 0.85%
Gross Expenses(e)(f) 0.90% 0.90% 0.90% 0.92% 0.92% 0.89%
Supplemental Data:
Net Assets at end of period (000's) $1,630,578 $1,538,933 $1,788,115 $1,380,509 $1,802,034 $2,008,143
Portfolio Turnover(c)(g) 28% 24% 32% 44% 34% 36%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
24
See notes to financial statements.
Victory Sycamore Established Value Fund
Class C
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $42.71 $50.28 $34.89 $39.16 $38.69 $39.22
Investment Activities:
Net investment income (loss)(b) 0.20 0.24 0.26 0.20 0.11 0.03
Net realized and unrealized gains (losses) 5.05 (4.16) 17.00 (2.35) 3.53 0.46
Total from Investment Activities 5.25 (3.92) 17.26 (2.15) 3.64 0.49
Distributions to Shareholders from:
Net investment income (0.22) (0.34) (0.20) (0.22) (0.12) (0.03)
Net realized gains (2.94) (3.31) (1.67) (1.90) (3.05) (0.99)
Total Distributions (3.16) (3.65) (1.87) (2.12) (3.17) (1.02)
Net Asset Value, End of Period $44.80 $42.71 $50.28 $34.89 $39.16 $38.69
Total Return (excludes contingent deferred sales
charge)(c)(d) 12.40% (8.44)% 50.91% (5.93)% 11.10% 1.19%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.66% 1.66% 1.66% 1.69% 1.68% 1.68%
Net Investment Income (Loss)(e) 0.44% 0.75% 0.56% 0.58% 0.30% 0.07%
Gross Expenses(e)(f) 1.66% 1.66% 1.66% 1.69% 1.68% 1.68%
Supplemental Data:
Net Assets at end of period (000's) $49,142 $55,720 $67,718 $54,271 $79,066 $90,128
Portfolio Turnover(c)(g) 28% 24% 32% 44% 34% 36%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

25
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class I
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $43.94 $51.66 $35.77 $40.12 $39.55 $40.04
Investment Activities:
Net investment income (loss)(b) 0.70 0.60 0.77 0.59 0.52 0.47
Net realized and unrealized gains (losses) 5.21 (4.30) 17.44 (2.45) 3.62 0.48
Total from Investment Activities 5.91 (3.70) 18.21 (1.86) 4.14 0.95
Distributions to Shareholders from:
Net investment income (0.69) (0.71) (0.65) (0.59) (0.52) (0.45)
Net realized gains (2.94) (3.31) (1.67) (1.90) (3.05) (0.99)
Total Distributions (3.63) (4.02) (2.32) (2.49) (3.57) (1.44)
Net Asset Value, End of Period $46.22 $43.94 $51.66 $35.77 $40.12 $39.55
Total Return(c)(d) 13.64% (7.80)% 52.54% (4.92)% 12.31% 2.30%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.58% 0.58% 0.58% 0.60% 0.60% 0.59%
Net Investment Income (Loss)(e) 1.53% 1.84% 1.63% 1.64% 1.37% 1.14%
Gross Expenses(e)(f) 0.58% 0.58% 0.58% 0.60% 0.60% 0.59%
Supplemental Data:
Net Assets at end of period (000's) $5,229,565 $4,801,212 $5,315,482 $3,306,226 $3,501,630 $3,509,093
Portfolio Turnover(c)(g) 28% 24% 32% 44% 34% 36%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory Sycamore Established Value Fund
Class R
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $43.18 $50.81 $35.23 $39.54 $39.03 $39.54
Investment Activities:
Net investment income (loss)(b) 0.45 0.42 0.52 0.40 0.31 0.26
Net realized and unrealized gains (losses) 5.11 (4.21) 17.16 (2.40) 3.57 0.48
Total from Investment Activities 5.56 (3.79) 17.68 (2.00) 3.88 0.74
Distributions to Shareholders from:
Net investment income (0.46) (0.53) (0.43) (0.41) (0.32) (0.26)
Net realized gains (2.94) (3.31) (1.67) (1.90) (3.05) (0.99)
Total Distributions (3.40) (3.84) (2.10) (2.31) (3.37) (1.25)
Net Asset Value, End of Period $45.34 $43.18 $50.81 $35.23 $39.54 $39.03
Total Return(c)(d) 13.02% (8.11)% 51.74% (5.41)% 11.72% 1.80%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.10% 1.11% 1.11% 1.12% 1.13% 1.10%
Net Investment Income (Loss)(e) 1.01% 1.31% 1.11% 1.14% 0.84% 0.65%
Gross Expenses(e)(f) 1.10% 1.11% 1.11% 1.12% 1.13% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $818,127 $780,556 $936,593 $633,244 $823,796 $897,277
Portfolio Turnover(c)(g) 28% 24% 32% 44% 34% 36%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Established Value Fund
Class R6
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $43.96 $51.69 $35.78 $40.13 $39.55 $40.05
Investment Activities:
Net investment income (loss)(b) 0.72 0.61 0.80 0.60 0.52 0.49
Net realized and unrealized gains (losses) 5.21 (4.31) 17.45 (2.45) 3.63 0.48
Total from Investment Activities 5.93 (3.70) 18.25 (1.85) 4.15 0.97
Distributions to Shareholders from:
Net investment income (0.71) (0.72) (0.67) (0.60) (0.52) (0.48)
Net realized gains (2.94) (3.31) (1.67) (1.90) (3.05) (0.99)
Total Distributions (3.65) (4.03) (2.34) (2.50) (3.57) (1.47)
Net Asset Value, End of Period $46.24 $43.96 $51.69 $35.78 $40.13 $39.55
Total Return(c)(d) 13.68% (7.77)% 52.62% (4.89)% 12.35% 2.34%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.54% 0.54% 0.54% 0.57% 0.58% 0.57%
Net Investment Income (Loss)(e) 1.58% 1.88% 1.68% 1.68% 1.38% 1.19%
Gross Expenses(e)(f) 0.54% 0.54% 0.54% 0.57% 0.58% 0.57%
Supplemental Data:
Net Assets at end of period (000's) $9,353,327 $7,357,481 $7,548,781 $4,499,129 $4,762,844 $3,822,378
Portfolio Turnover(c)(g) 28% 24% 32% 44% 34% 36%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory Sycamore Established Value Fund
Class Y
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $43.94 $51.66 $35.76 $40.11 $39.54 $40.04
Investment Activities:
Net investment income (loss)(b) 0.68 0.58 0.77 0.58 0.50 0.46
Net realized and unrealized gains (losses) 5.19 (4.30) 17.45 (2.45) 3.63 0.48
Total from Investment Activities 5.87 (3.72) 18.22 (1.87) 4.13 0.94
Distributions to Shareholders from:
Net investment income (0.66) (0.69) (0.65) (0.58) (0.51) (0.45)
Net realized gains (2.94) (3.31) (1.67) (1.90) (3.05) (0.99)
Total Distributions (3.60) (4.00) (2.32) (2.48) (3.56) (1.44)
Net Asset Value, End of Period $46.21 $43.94 $51.66 $35.76 $40.11 $39.54
Total Return(c)(d) 13.54% (7.82)% 52.49% (4.92)% 12.28% 2.27%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.66% 0.61% 0.61% 0.63% 0.63% 0.62%
Net Investment Income (Loss)(e) 1.48% 1.77% 1.62% 1.63% 1.32% 1.13%
Gross Expenses(e)(f) 0.66% 0.61% 0.61% 0.63% 0.63% 0.62%
Supplemental Data:
Net Assets at end of period (000's) $831,766 $589,519 $873,753 $600,200 $659,111 $448,543
Portfolio Turnover(c)(g) 28% 24% 32% 44% 34% 36%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class A
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $44.57 $56.52 $37.91 $45.16 $45.91 $48.23
Investment Activities:
Net investment income (loss)(b) 0.16 0.06 0.04 0.17 0.22 0.22
Net realized and unrealized gains (losses) 5.20 (5.54) 18.89 (5.14) 4.22 (0.09)
Total from Investment Activities 5.36 (5.48) 18.93 (4.97) 4.44 0.13
Distributions to Shareholders from:
Net investment income (0.13) (0.05) (0.17) (0.20) (0.10) (0.21)
Net realized gains (2.46) (6.42) (0.15) (2.08) (5.09) (2.24)
Total Distributions (2.59) (6.47) (0.32) (2.28) (5.19) (2.45)
Net Asset Value, End of Period $47.34 $44.57 $56.52 $37.91 $45.16 $45.91
Total Return (excludes sales charge)(c)(d) 12.08% (10.95)% 50.11% (11.80)% 12.10% 0.17%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.25% 1.25% 1.24% 1.26% 1.25% 1.22%
Net Investment Income (Loss)(e) 0.33% 0.18% 0.07% 0.43% 0.51% 0.46%
Gross Expenses(e)(f) 1.25% 1.25% 1.24% 1.26% 1.25% 1.22%
Supplemental Data:
Net Assets at end of period (000's) $325,166 $329,556 $424,496 $336,083 $451,310 $486,622
Portfolio Turnover(c)(g) 32% 22% 41% 37% 34% 43%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class I
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $45.22 $57.31 $38.40 $45.71 $46.43 $48.75
Investment Activities:
Net investment income (loss)(b) 0.33 0.18 0.22 0.31 0.35 0.37
Net realized and unrealized gains (losses) 5.29 (5.63) 19.13 (5.20) 4.28 (0.09)
Total from Investment Activities 5.62 (5.45) 19.35 (4.89) 4.63 0.28
Distributions to Shareholders from:
Net investment income (0.30) (0.23) (0.29) (0.34) (0.26) (0.36)
Net realized gains (2.46) (6.41) (0.15) (2.08) (5.09) (2.24)
Total Distributions (2.76) (6.64) (0.44) (2.42) (5.35) (2.60)
Net Asset Value, End of Period $48.08 $45.22 $57.31 $38.40 $45.71 $46.43
Total Return(c)(d) 12.50% (10.75)% 50.66% (11.51)% 12.49% 0.49%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89% 0.89% 0.89% 0.93% 0.92% 0.88%
Net Investment Income (Loss)(e) 0.70% 0.53% 0.41% 0.78% 0.82% 0.76%
Gross Expenses(e)(f) 0.89% 0.89% 0.89% 0.93% 0.92% 0.88%
Supplemental Data:
Net Assets at end of period (000's) $3,366,480 $3,211,022 $3,840,013 $2,666,852 $4,584,086 $4,127,411
Portfolio Turnover(c)(g) 32% 22% 41% 37% 34% 43%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class R
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $40.87 $52.37 $35.16 $42.05 $43.13 $45.47
Investment Activities:
Net investment income (loss)(b) 0.07 —(c) (0.05) 0.09 0.13 0.10
Net realized and unrealized gains (losses) 4.77 (5.08) 17.52 (4.76) 3.91 (0.08)
Total from Investment Activities 4.84 (5.08) 17.47 (4.67) 4.04 0.02
Distributions to Shareholders from:
Net investment income (0.09) — (0.11) (0.14) (0.03) (0.12)
Net realized gains (2.46) (6.42) (0.15) (2.08) (5.09) (2.24)
Total Distributions (2.55) (6.42) (0.26) (2.22) (5.12) (2.36)
Net Asset Value, End of Period $43.16 $40.87 $52.37 $35.16 $42.05 $43.13
Total Return(d)(e) 11.89% (11.05)% 49.85% (11.94)% 11.89% (0.06)%
Ratios to Average Net Assets:
Net Expenses(f)(g) 1.43% 1.42% 1.42% 1.44% 1.44% 1.44%
Net Investment Income (Loss)(f) 0.16% —% (0.11)% 0.25% 0.32% 0.23%
Gross Expenses(f)(g) 1.43% 1.42% 1.42% 1.44% 1.44% 1.44%
Supplemental Data:
Net Assets at end of period (000's) $238,440 $209,007 $256,938 $200,617 $279,090 $286,480
Portfolio Turnover(d)(h) 32% 22% 41% 37% 34% 43%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class R6
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $45.15 $57.22 $38.37 $45.66 $46.38 $48.69
Investment Activities:
Net investment income (loss)(b) 0.36 0.19 0.24 0.19 0.36 0.30
Net realized and unrealized gains (losses) 5.25 (5.60) 19.10 (5.03) 4.28 —(c)
Total from Investment Activities 5.61 (5.41) 19.34 (4.84) 4.64 0.30
Distributions to Shareholders from:
Net investment income (0.31) (0.24) (0.34) (0.37) (0.27) (0.37)
Net realized gains (2.46) (6.42) (0.15) (2.08) (5.09) (2.24)
Total Distributions (2.77) (6.66) (0.49) (2.45) (5.36) (2.61)
Net Asset Value, End of Period $47.99 $45.15 $57.22 $38.37 $45.66 $46.38
Total Return(d)(e) 12.51% (10.72)% 50.71% (11.43)% 12.52% 0.52%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.85% 0.86% 0.85% 0.86% 0.87% 0.87%
Net Investment Income (Loss)(f) 0.75% 0.57% 0.44% 0.48% 0.84% 0.62%
Gross Expenses(f)(g) 0.85% 0.86% 0.85% 0.86% 0.87% 0.87%
Supplemental Data:
Net Assets at end of period (000's) $2,950,933 $2,116,606 $2,518,726 $1,625,853 $277,218 $195,360
Portfolio Turnover(d)(h) 32% 22% 41% 37% 34% 43%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sycamore Small Company Opportunity Fund
Class Y
Year
Ended
June 30, 2023
Eight Months
Ended
June 30,
2022(a)
Year
Ended
October 31,
2021
Year
Ended
October 31,
2020
Year
Ended
October 31,
2019
Year
Ended
October 31,
2018
Net Asset Value, Beginning of Period $44.86 $56.88 $38.10 $45.39 $46.13 $48.33
Investment Activities:
Net investment income (loss)(b) 0.31 0.17 0.16 0.24 0.30 0.29
Net realized and unrealized gains (losses) 5.22 (5.58) 19.00 (5.16) 4.24 (0.09)
Total from Investment Activities 5.53 (5.41) 19.16 (4.92) 4.54 0.20
Distributions to Shareholders from:
Net investment income (0.28) (0.19) (0.23) (0.29) (0.19) (0.16)
Net realized gains (2.46) (6.42) (0.15) (2.08) (5.09) (2.24)
Total Distributions (2.74) (6.61) (0.38) (2.37) (5.28) (2.40)
Net Asset Value, End of Period $47.65 $44.86 $56.88 $38.10 $45.39 $46.13
Total Return(c)(d) 12.40% (10.78)% 50.55% (11.65)% 12.31% 0.33%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.98% 0.95% 0.95% 1.08% 1.07% 1.06%
Net Investment Income (Loss)(e) 0.66% 0.50% 0.31% 0.62% 0.69% 0.61%
Gross Expenses(e)(f) 0.98% 0.95% 0.95% 1.08% 1.07% 1.06%
Supplemental Data:
Net Assets at end of period (000's) $83,742 $23,757 $33,276 $16,054 $31,016 $32,592
Portfolio Turnover(c)(g) 32% 22% 41% 37% 34% 43%
(a) The Fund’s fiscal year-end changed from October 31 to June 30.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2023
Victory Portfolios
34
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following two Funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
* The Funds are generally closed to new investors. The Funds will continue to be available for investment (by direct purchase or exchange)
by the following: existing shareholders, investors that purchase shares through certain intermediaries, retirement plans that purchase shares through certain record keepers, and current and retired Fund trustees, officers, employees of Victory Capital Management Inc. (“VCM” or the “Adviser”) and affiliated providers, and their family members.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
VCM is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
On May 19, 2022, the Board of Trustees (the “Board”) approved the fiscal year-end change for the Funds from October 31 to June 30. The accompanying financial statements reflect this change in fiscal year-end.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Board, has established the Pricing and Liquidity Committee (the “Committee”), and
subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the
Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Funds (Legal Name)* Funds (Short Name) Investment Share Classes Offered
Victory Sycamore Established Value Fund Sycamore Established Value Fund A, C, I, R, R6, and Y
Victory Sycamore Small Company Opportunity Fund Sycamore Small Company Opportunity Fund A, I, R, R6, and Y

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
35
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments (amounts in thousands):
As of June 30, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic of foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
Level 1 Level 2 Level 3 Total
Sycamore Established Value Fund
Common Stocks ............................................... $ 17,328,753 $ — $ — $ 17,328,753
Exchange-Traded Funds ......................................... 190,023 — — 190,023
Total ....................................................... $ 17,518,776 $ — $ — $ 17,518,776
Sycamore Small Company Opportunity Fund
Common Stocks ............................................... 6,692,945 — — 6,692,945
Exchange-Traded Funds ......................................... 104,192 — — 104,192
Collateral for Securities Loaned ................................... 32,304 — — 32,304
Total ....................................................... $ 6,829,441 $ — $ — $ 6,829,441

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
36
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table (amounts in thousands) is a summary of the Funds’ securities lending transactions as of June 30, 2023.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.
For the year ended June 30, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the year ended June 30, 2023, were as follows (amounts in thousands):
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
Sycamore Small Company Opportunity Fund ............................. $ 30,996 $ — $ 32,304
Excluding U.S. Government
Securities
Purchases Sales
Sycamore Established Value Fund .............................................................. $ 5,533,280 $ 4,565,611
Sycamore Small Company Opportunity Fund ...................................................... 2,443,820 2,056,467

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
37
Amounts incurred and paid to VCM for the year ended June 30, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and
Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Sub-Administration
fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and Victory Portfolios III (collectively, the “Victory
Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the year ended June 30, 2023, are reflected on the Statements of Operations as
12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the year ended June 30, 2023, the
Distributor received approximately $12 thousand from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the year ended June
30, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and
Adviser Fee Tier Rates
Up to $100 million
$100 million -$200
million Over $200 million
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65% 0.55% 0.45%
Up to $500 million Over $500 million
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 0.75%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Class A Class C Class R
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A 0.50%

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
38
expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
As of June 30, 2023, the Funds had no amounts available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the year ended June 30, 2023.
The Funds have adopted a Deferred Compensation Agreement (the “Agreement”) for their Trustees and any Advisory Trustees who receive compensation from the Funds. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the year ended June 30, 2023 , no material amounts have been deferred, and, therefore, have not been included in the Funds’ Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Small-Capitalization Stock Risk — Small-sized companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Mid-Capitalization Stock Risk — Mid-sized companies may be subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory
Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency
In effect until
October 31, 2023
Class C Class Y
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.84% N/A
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . N/A 1.15%

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
39
cash needs. For the year ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of
Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the
Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the year ended June 30, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the year ended
June 30, 2023, were as follows (amounts in thousands):
* Based on the number of days borrowings were outstanding for the year ended June 30, 2023.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
As of June 30, 2023, on the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were as follows (amounts in thousands):
The tax character of distributions paid during the tax years ended, as noted below, were as follows (total distributions paid may differ from the
Statements of Changes in Net Assets because, for tax purposes, dividends are recognized when actually paid) (amounts in thousands).
Borrower or
Lender
Amount
Outstanding
June 30, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Sycamore Established Value Fund . . . . . . . . . . . . . Lender $ — $12,539 4.15% $65,250
Declared Paid
Sycamore Established Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Quarterly Quarterly
Sycamore Small Company Opportunity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Total Accumulated Earnings/
(Loss) Capital
Sycamore Established Value Fund ............................................. $ (56,481) $ 56,481
Sycamore Small Company Opportunity Fund ..................................... (25,485) 25,485
Year Ended June 30, 2023
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Sycamore Established Value Fund .............................................. $ 303,944 $ 975,267 $ 1,279,211
Sycamore Small Company Opportunity Fund ...................................... 39,380 320,731 360,111

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
40
As of June 30, 2023, the components of accumulated earnings/(loss) on a tax basis were as follows (amounts in thousands):
* The difference between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.
As of June 30, 2023, the Funds had no capital loss carryforward for federal income tax purposes.
As of June 30, 2023, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation (depreciation) for investments were as follows (amounts in thousands):
8. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments.
Transactions in affiliated securities during the year ended June 30, 2023, were as follows (amounts in thousands):
Eight Months Ended June 30, 2022
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Sycamore Established Value Fund .............................................. $ 438,661 $ 859,846 $ 1,298,507
Sycamore Small Company Opportunity Fund ...................................... 163,598 662 ,345 825,943
Year Ended October 31, 2021
Distributions Paid From:
Ordinary
Income
Net Long-Term
Capital Gains
Total
Distributions
Paid
Sycamore Established Value Fund .............................................. $ 248,269 $ 433,348 $ 681,617
Sycamore Small Company Opportunity Fund ...................................... 32,840 22,393 55,233
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Accumulated
Earnings
Unrealized
Appreciation
(Depreciation)*
Total
Accumulated
Earnings
(Loss)
Sycamore Established Value Fund ...................... $ 21,815 $ 341,618 $ 363,433 $ 3,130,187 $ 3,493,620
Sycamore Small Company Opportunity Fund .............. 22,799 262,116 284,915 864,342 1,149,257
Cost of
Investments
for Federal Tax
Purposes
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sycamore Established Value Fund ........................ $ 14,388,589 $ 3,632,714 $ (502,527) $ 3,130,187
Sycamore Small Company Opportunity Fund ................ 5,965,099 1,268,071 (403,729) 864,342
Fair Value
6/30/2022
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2023
Dividend
Income
Sycamore Small Company
Opportunity Fund
AMERISAFE, Inc. ............ $ 51,230 $ 1,691 $ — $ — $ — $ 1,465 $ 54,386 $ 5,363
Astec Industries, Inc. .......... 43,431 17,071 — — — 6,749 67,251 641
Central Garden & Pet Co., Class A . 36,193 55,083 — — — (5,048) 86,228 —
Kaiser Aluminum Corp. ........ 56,945 27,582 (18,365) (6,420) — 794 60,536 2,830
NETGEAR, Inc. ............. 39,262 — (11,103) (11,118) — 4,092 21,133 —
Safety Insurance Group, Inc. ..... 30,689 39,348 — — — (12,303) 57,734 1,988

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
41
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Fair Value
6/30/2022
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains
(Losses)
Capital Gain
Distributions
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2023
Dividend
Income
ScanSource, Inc. ............. $ 43,596 $ 5,273 $ (2,874) $ 17 $ — $ (2,234) $ 43,778 $ —
The E.W. Scripps Co., Class A .... 49,232 20,101 — — — (20,152) 49,181 —
TriMas Corp. ................ 61,887 3,759 — — — (635) 65,011 376
Viad Corp. .................. 48,891 884 (14,419) (10,493) — 10,266 35,129 —
$ 461,356 $ 170,792 $ (46,761) $ (28,014) $ — $ (17,006)
$ 540,367
$ 11,198

42
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of Victory Portfolios
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Victory
Portfolios comprising the funds listed below (the “Funds”), as of June 30, 2023, the related statements of operations, the statements of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of June 30,
2023, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial highlights for the year ended October 31, 2018 and prior, were audited by other auditors whose report dated December
21, 2018, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’
financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board
(United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies advised by Victory Capital Management, Inc. since 2015.
COHEN & COMPANY, LTD.
Cleveland, Ohio
August 28, 2023
Fund Name
Statements of
Operations
Statements of Changes
in Net Assets Financial Highlights
Victory Sycamore Established Value
Fund and Victory Sycamore Small
Company Opportunity Fund
For the year ended June 30, 2023 For the year ended June 30, 2023, the eight months ended June 30, 2022,
and the year ended October 31, 2021
For the year ended June 30, 2023, the
eight months ended June 30, 2022,
and the years ended October 31, 2021,
2020, and 2019

Supplemental Information
June 30, 2023
Victory Portfolios
43
(Unaudited)
Trustee and Officer Information
Board of Trustees:
Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the
State of Delaware. There are currently nine Trustees, eight of whom are not “interested persons” of the Trust within the meaning of that term under the 1940 Act (“Independent Trustees”) and one of whom is an “interested person” of the Trust within the meaning of that term under the
1940 Act (“Interested Trustee”). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.
The following tables list the Trustees, their date of birth, position with the Trust, commencement of service, principal occupations during the past five years, and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange
Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 37 portfolios in the Trust, 26 portfolios in Victory Portfolios
II, and six portfolios in Victory Variable Insurance Funds, each a registered investment company that, together with the Trust, comprise the
Victory Fund Complex. David C. Brown is a Trustee of Victory Portfolios III and oversees 45 portfolios of the Victory Portfolios III. Each
Trustee’s address is c/o Victory Portfolios, 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144. Each Trustee has an indefinite term.
* The Board has designated Ms. Beard as its Audit Committee Financial Expert.
** Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.
The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 800-539-3863.
Name and Date of
Birth
Position Held with the
Trust
Date Commenced
Service
Principal Occupation During Past
5 Years
Other Directorships Held During Past
5 Years
Independent Trustees
David Brooks
Adcock,
(October 1951)
Trustee May 2005 Consultant (since 2006). None.
Nigel D. T. Andrews,
(April 1947)
Trustee August 2002 Retired. Director, Carlyle Secured Lending,
Inc. (formerly TCG BDC I, Inc.) (since
2012); Director, Carlyle Credit Solutions,
Inc. (formerly TCG BDC II, Inc.) (since
2017); Trustee, Carlyle Secured Lending
III (since 2021).
E. Lee Beard,*
(October 1951)
Trustee May 2005 Retired. None.
Dennis M. Bushe,
(October 1951)
Trustee July 2016 Retired. None.
John L. Kelly,
(April 1953)
Chair and Trustee February 2015 Managing Partner, Active Capital
Partners LLC (since October 2017).
Director, Caledonia Mining Corporation
(since May 2012).
David L. Meyer,
(April 1957)
Trustee December 2008 Retired. None.
Gloria S. Nelund,
(May 1961)
Trustee July 2016 Chair, CEO and Co-Founder of
TriLinc Global, LLC, an investment
firm.
TriLinc Global Impact Fund, LLC (since
2012).
Leigh A. Wilson,
(December 1944)
Trustee November 1994 Private Investor. Chair (since 2013), Caledonia Mining
Corporation.
Advisory Trustee
Timothy Pettee,
(April 1958)
Advisory
Trustee
January 2023 Chief Investment Officer, Hoya
Capital Real Estate LLC (since
February 2022); Chief Investment
Officer, Sun America Asset
Management Corp. (January 2003-
July 2021).
None.
Interested Trustee
David C. Brown,**
(May 1972)
Trustee May 2008 Chief Executive Officer and
Chairman (since 2013), the Adviser;
Chief Executive Officer and
Chairman (since 2013), Victory
Capital Holdings, Inc.; Director
(since 2013), Victory Capital
Services, Inc.; Director (since 2019),
Victory Capital Transfer Agency, Inc.
Trustee, Victory Portfolios III; Board
Member, Victory Capital Services, Inc.

Supplemental Information — continued
June 30, 2023
Victory Portfolios
44
(Unaudited)
Officers:
The officers of the Trust, their date of birth, their commencement of service, and their principal occupations during the past five years, are detailed in the following table. Each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is 4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio 44144.  The officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.
* Effective May 1, 2023, Christopher Dyer resigned as the President of the Trust.
Name and Date of Birth Position with the Trust
Date Commenced
Service Principal Occupation During Past 5 Years
James K. De Vries,
(April 1969)
President May 2023* Head of Fund Administration, the Adviser (5/1/23-present); Vice
President, Victory Capital Transfer Agency, Inc. (4/20/23-present);
Executive Director, the Adviser (7/1/19-4/30/23); Executive
Director, Investment and Financial Administration, USAA (2012-
6/30/19); Treasurer, USAA Mutual Funds Trust (2018-4/30/23).
Mr. De Vries also serves as the Principal Executive Officer for the Funds, Victory Portfolios II, Victory Portfolios III and Victory
Variable Insurance Funds.
Scott A. Stahorsky,
(July 1969)
Vice President December 2014 Director, Third-Party Dealer Services & Reg Administration, Fund
Administration, the Adviser (5/1/23-present); Vice President,
Victory Capital Transfer Agency, Inc. (4/20/23-present); Manager,
Fund Administration, the Adviser (2015-4/30/23). Mr. Stahorsky
also serves as Vice President of Victory Portfolios II, Victory
Portfolios III and Victory Variable Insurance Funds.
Thomas Dusenberry,
(July 1977)
Secretary May 2022 Director, Fund Administration, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2022-4/30/23);
Treasurer and Principal Financial Officer (2020-2022), Assistant
Treasurer (2019), Salient MF Trust, Salient Midstream, MLP
Fund, and Forward Funds; Principal Financial Officer (2018-
2021) and Treasurer (2020-2021), Salient Private Access Funds
and Endowment PMF Funds; Senior Vice President of Fund
Accounting and Operations, Salient Partners (2020-2022); Director
of Fund Operations, Salient Partners (2016-2019). Mr. Dusenberry
also serves as Secretary of Victory Portfolios II, Victory Portfolios
III and Victory Variable Insurance Funds.
Allan Shaer,
(March 1965)
Treasurer May 2017 Senior Vice President, Financial Administration, Citi Fund Services
Ohio, Inc. (since 2016). Mr. Shaer also serves as the Funds’
Principal Financial and Accounting Officer. Mr. Shaer also serves as Treasurer of Victory Portfolios II, Victory Portfolios III and
Victory Variable Insurance Funds.
Christopher A. Ponte,
(March 1984)
Assistant Treasurer December 2017 Director, Fund and BD Finance, the Adviser (5/1/23-present);
Manager, Fund Administration, the Adviser (2017-4/30/23); Chief
Financial Officer, Victory Capital Services, Inc. (since 2018). Mr.
Ponte also serves as Assistant Treasurer of Victory Portfolios II,
Victory Portfolios III and Victory Variable Insurance Funds.
Carol D. Trevino,
(October 1965)
Assistant Treasurer February 2023 Director, Financial Reporting, Fund Administration, the Adviser
(5/1/23-present); Director, Accounting and Finance, the Adviser
(7/1/19-4/30/23); Accounting/Financial Director, USAA (12/13-
6/30/19). Ms. Trevino also serves as Assistant Treasurer Victory
Portfolios II, Victory Portfolios III and Victory Variable Insurance
Funds.
Sean Fox,
(September 1976)
Chief Compliance Officer June 2022 Deputy Chief Compliance Officer (July 2021-June 2022), Senior
Compliance Officer, the Adviser (2019-present); Compliance
Officer, the Adviser (2015-2019). Mr. Fox also serves as Chief
Compliance Officer for Victory Portfolios II, Victory Portfolios III
and Victory Variable Insurance Funds.
Michael Bryan,
(December 1962)
Anti-Money Laundering
Compliance Officer and
Identity Theft
Officer
May 2023 Vice President, CCO Compliance Support Services, Citi Fund
Services Ohio, Inc. (2008-present). Mr. Bryan also serves as the
Anti-Money Laundering Compliance Officer and identity Theft
Officer for Victory Portfolios II, Victory Portfolios III and Victory
Variable Insurance Funds.
Jay G. Baris,
(January 1954)
Assistant Secretary December 1997 Partner, Sidley Austin LLP (since 2020); Partner, Shearman &
Sterling LLP (2018-2020).

Victory Portfolios
45
(Unaudited)
Supplemental Information — continued
June 30, 2023
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
Sycamore Established Value
Class A ...............................
$ 1,000.00 $ 1,038.00 $ 1,020.33 $ 4.55 $ 4.51 0.90%
Class C ...............................
1,000.00 1,034.30 1,016.56 8.37 8.30 1.66%
Class I ...............................
1,000.00 1,039.90 1,021.87 2.98 2.96 0.59%
Class R ...............................
1,000.00 1,037.10 1,019.34 5.56 5.51 1.10%
Class R6 ..............................
1,000.00 1,040.10 1,022.07 2.78 2.76 0.55%
Class Y ...............................
1,000.00 1,039.30 1,021.47 3.39 3.36 0.67%
Sycamore Small Company Opportunity
Class A ...............................
1,000.00 1,034.80 1,018.55 6.36 6.31 1.26%
Class I ...............................
1,000.00 1,036.70 1,020.38 4.49 4.46 0.89%
Class R ...............................
1,000.00 1,034.00 1,017.65 7.26 7.20 1.44%
Class R6 ..............................
1,000.00 1,036.70 1,020.58 4.29 4.26 0.85%
Class Y ...............................
1,000.00 1,036.30 1,019.89 5.00 4.96 0.99%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios
46
(Unaudited)
Supplemental Information — continued
June 30, 2023
Additional Federal Income Tax Information
For the year ended June 30, 2023, the following Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:
Dividends qualified for corporate dividends received deductions of:
For the year ended June 30, 2023, the following Funds designated short-term capital gain distributions in the amount of (in thousands):
For the year ended June 30, 2023, the following Funds designated long-term capital gain distributions in the amount of (in thousands):
Percent
Sycamore Established Value Fund ....................................................................... 98%
Sycamore Small Company Opportunity Fund ............................................................... 100%
Percent
Sycamore Established Value Fund ....................................................................... 97%
Sycamore Small Company Opportunity Fund ............................................................... 100%
Amount
Sycamore Established Value Fund ....................................................................... $ 56,892
Sycamore Small Company Opportunity Fund ............................................................... 261
Amount
Sycamore Established Value Fund ....................................................................... $ 1,031,749
Sycamore Small Company Opportunity Fund ............................................................... 345,954

Victory Portfolios
47
(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Funds’ investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Funds’ investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds’ portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds’ LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in each Fund. During the review period, each Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds’ investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VP-SMF-AR (6/23)

Item 2. Code of Ethics.

(a)	The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics in included as an Exhibit.

(b)	During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) The audit committee financial expert is E. Lee Beard, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

	2023	2022
(a) Audit Fees (1)	$226,900	$246,800
(b) Audit-Related Fees (2)	0	0
(c) Tax Fees (3)	74,050	73,000
(d) All Other Fees (4)	0	0

(1) Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit fees billed were for professional services provided by Cohen & Company, Ltd for audit compliance, audit advice and audit planning.

(2) Represents the fee for assurance and related services by Cohen & Company, Ltd reasonably related to the performance of the audit of the Registrant’s financial statements that was not reported under (a) of this item.

(3) Represents the aggregate tax fee billed for professional services rendered by Cohen & Company, Ltd for tax compliance, tax advice, international tax fee transactions and tax planning. Such tax services included the review of income and excise tax returns for the Registrant.

(4) For the fiscal years ended June 30, 2023 and June 30, 2022, there were no fees billed for professional services rendered by Cohen & Company, Ltd to the Registrant, other than the services reported in (a) through (c) of this item.

Tax fees for 2023 and 2022 are for recurring tax fees for the preparation of the federal and state tax returns and procedures performed relating to the Registrant’s analysis of complex securities.

(e)(1) The Registrant’s Audit Committee must pre-approve non-audit services to be provided by the principal accountant and the fees charged with these services. The Committee may delegate authority to one or more Committee members to pre-approve these services, subject to subsequent review and approval by the Committee.

(e)(2) There were no services performed under Rule 2.01 (c)(7)(i)(C).

(f) Not applicable.

(g)

2023	$74,050
2022	$73,000

(h) The Registrant’s Audit Committee has evaluated the non-audit services that the principal accountant provided to the Registrant’s investment adviser (and the adviser’s relevant affiliated), which services the Committee did not pre-approve, and has concluded that the provision of those services was compatible with maintaining the accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Executive Officer

Date	August 30, 2023

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 30, 2023